UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity®

Intermediate Bond

Fund

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.45%	$ 1,000.00	$ 1,054.00	$ 2.29
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations† 43.1%	U.S. Government and U.S. Government Agency Obligations† 35.5%
AAA 11.0%	AAA 8.9%
AA 8.4%	AA 5.4%
A 10.5%	A 13.2%
BBB 19.0%	BBB 25.9%
BB and Below 2.6%	BB and Below 4.3%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 6.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	5.0	4.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	3.7	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 37.8%		Corporate Bonds 46.1%
	U.S. Government and U.S. Government Agency Obligations† 43.1%		U.S. Government and U.S. Government Agency Obligations† 35.5%
	Asset-Backed Securities 6.0%		Asset-Backed Securities 2.8%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 8.7%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Other Investments 1.1%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	11.6%	** Foreign investments	10.5%
* Futures and Swaps	12.6%	** Futures and Swaps	16.0%

† Includes FDIC Guaranteed Corporate Securities.

A holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 277	$ 280
5.75% 9/8/11	6,178	6,547
5.875% 3/15/11	2,761	2,876
		9,703
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,524
Household Durables - 0.3%
Fortune Brands, Inc.:
5.125% 1/15/11	4,789	4,942
6.375% 6/15/14	5,000	5,444
Whirlpool Corp. 6.125% 6/15/11	4,500	4,705
		15,091
Media - 1.3%
AOL Time Warner, Inc.:
6.75% 4/15/11	2,710	2,867
6.875% 5/1/12	2,696	2,975
Comcast Cable Communications, Inc. 6.75% 1/30/11	564	592
Comcast Corp.:
4.95% 6/15/16	2,075	2,161
5.15% 3/1/20	4,350	4,390
5.5% 3/15/11	421	440
COX Communications, Inc.:
4.625% 6/1/13	4,934	5,232
6.25% 6/1/18 (d)	845	910
News America, Inc.:
4.75% 3/15/10	270	270
5.3% 12/15/14	968	1,065
6.9% 3/1/19	5,426	6,233
Time Warner Cable, Inc.:
5.4% 7/2/12	2,699	2,896
5.85% 5/1/17	4,293	4,616
6.2% 7/1/13	2,566	2,839
6.75% 7/1/18	6,966	7,791
Time Warner, Inc. 5.875% 11/15/16	4,742	5,203
Viacom, Inc.:
4.375% 9/15/14	4,282	4,485
6.125% 10/5/17	3,071	3,372
		58,337
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Staples, Inc. 7.375% 10/1/12	$ 8,517	$ 9,494
TOTAL CONSUMER DISCRETIONARY		96,149
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12	6,229	6,401
7.2% 1/15/14 (d)	7,000	8,034
Diageo Capital PLC 5.2% 1/30/13	1,146	1,248
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,242	3,447
		19,130
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.5556% 6/1/10 (i)	2,536	2,537
6.036% 12/10/28	2,466	2,463
		5,000
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	781	849
General Mills, Inc.:
5.2% 3/17/15	3,350	3,658
5.65% 2/15/19	1,751	1,886
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	4,625
5.625% 11/1/11	5,313	5,642
6% 2/11/13	4,621	5,102
6.75% 2/19/14	596	677
		22,439
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	4,226	4,508
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	8,952	11,258
Reynolds American, Inc. 6.75% 6/15/17	3,231	3,487
		14,745
TOTAL CONSUMER STAPLES		65,822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (d)	$ 2,248	$ 2,849
Halliburton Co. 6.15% 9/15/19	2,601	2,929
Transocean Ltd. 5.25% 3/15/13	3,827	4,134
Weatherford International Ltd.:
4.95% 10/15/13	1,923	2,055
5.15% 3/15/13	8,187	8,710
9.625% 3/1/19	703	896
		21,573
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp. 5.95% 9/15/16	6,285	6,872
BW Group Ltd. 6.625% 6/28/17 (d)	3,265	3,033
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,968	5,348
5.7% 5/15/17	1,280	1,383
Cenovus Energy, Inc. 5.7% 10/15/19 (d)	4,250	4,484
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	58	59
Duke Capital LLC 6.25% 2/15/13	1,104	1,206
Duke Energy Field Services:
5.375% 10/15/15 (d)	1,349	1,452
6.875% 2/1/11	2,869	3,017
7.875% 8/16/10	1,291	1,332
El Paso Natural Gas Co. 5.95% 4/15/17	1,033	1,092
Enbridge Energy Partners LP:
5.875% 12/15/16	1,995	2,161
6.5% 4/15/18	2,620	2,884
EnCana Corp. 6.3% 11/1/11	647	698
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,190	3,544
Enterprise Products Operating LP:
4.6% 8/1/12	4,309	4,576
5.6% 10/15/14	2,159	2,353
5.65% 4/1/13	769	837
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	4,266	4,553
Lukoil International Finance BV 6.656% 6/7/22 (d)	1,349	1,295
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	6,200	6,467
Nexen, Inc.:
5.05% 11/20/13	4,477	4,818
5.2% 3/10/15	1,004	1,068
NGPL PipeCo LLC 6.514% 12/15/12 (d)	6,826	7,524
Pemex Project Funding Master Trust 1.5536% 6/15/10 (d)(i)	1,375	1,375
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada 6.05% 5/15/18	$ 1,874	$ 2,028
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,300	4,337
7.875% 3/15/19	4,000	4,600
Petroleum Export Ltd. 4.633% 6/15/10 (d)	10	10
Plains All American Pipeline LP:
4.25% 9/1/12	6,000	6,279
5.75% 1/15/20	6,268	6,536
7.75% 10/15/12	2,604	2,941
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	2,969	3,235
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,054	2,141
5.832% 9/30/16 (d)	1,483	1,568
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	3,004	3,334
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,534	5,738
Suncor Energy, Inc. 6.1% 6/1/18	5,338	5,801
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,160
TransCanada PipeLines Ltd. 6.35% 5/15/67 (i)	2,618	2,460
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,908
Valero Energy Corp. 4.5% 2/1/15	2,425	2,437
XTO Energy, Inc.:
4.9% 2/1/14	5,055	5,494
5% 1/31/15	1,932	2,110
5.65% 4/1/16	1,325	1,485
5.9% 8/1/12	4,917	5,413
		149,446
TOTAL ENERGY		171,019
FINANCIALS - 17.8%
Capital Markets - 3.0%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (i)	2,584	2,585
4.5% 10/28/10	2,024	2,076
5.3% 10/30/15	1,292	1,373
5.35% 2/1/12	277	296
6.95% 8/10/12	1,491	1,661
BlackRock, Inc. 6.25% 9/15/17	5,785	6,405
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.95% 1/18/18	$ 9,405	$ 9,871
6.15% 4/1/18	2,175	2,297
6.875% 1/15/11	326	343
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	3,193	3,226
6.5% 6/15/12	4,607	4,616
Lazard Group LLC:
6.85% 6/15/17	4,241	4,307
7.125% 5/15/15	1,520	1,617
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	12,980	13,759
6.4% 8/28/17	1,071	1,115
6.875% 4/25/18	4,954	5,220
Morgan Stanley:
0.4994% 1/9/12 (i)	4,770	4,679
0.5494% 1/9/14 (i)	5,823	5,564
4.1% 1/26/15	8,840	8,825
4.75% 4/1/14	877	891
5.05% 1/21/11	3,362	3,481
5.25% 11/2/12	270	289
5.45% 1/9/17	1,019	1,038
5.95% 12/28/17	2,371	2,444
6% 5/13/14	3,450	3,732
6.6% 4/1/12	6,316	6,871
6.75% 4/15/11	923	975
7.3% 5/13/19	3,668	4,056
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	8,200	8,293
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	1,080	1,101
State Street Corp. 4.3% 5/30/14	740	778
The Bank of New York, Inc.:
4.95% 1/14/11	23	24
4.95% 11/1/12	4,267	4,631
UBS AG Stamford Branch:
3.875% 1/15/15	4,700	4,701
5.75% 4/25/18	10,518	10,849
		133,989
Commercial Banks - 5.7%
American Express Bank FSB 5.5% 4/16/13	12,085	12,926
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
American Express Centurion Bank 5.2% 11/26/10	$ 158	$ 163
ANZ National International Ltd.:
2.375% 12/21/12 (d)	11,036	11,094
6.2% 7/19/13 (d)	1,213	1,336
Bank of Nova Scotia 3.4% 1/22/15	11,050	11,278
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	8,700	8,925
Bank One Corp. 5.25% 1/30/13	1,027	1,108
Barclays Bank PLC 2.5% 1/23/13	10,920	10,913
BB&T Corp. 6.5% 8/1/11	1,372	1,460
Chase Manhattan Corp. 7.875% 6/15/10	1,809	1,844
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	19,580	19,796
3.75% 10/15/14 (d)	10,800	10,940
Credit Suisse New York Branch:
6% 2/15/18	8,780	9,224
5% 5/15/13	6,677	7,183
5.5% 5/1/14	2,520	2,753
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(i)	5,811	5,520
Export-Import Bank of Korea:
5.125% 2/14/11	3,224	3,319
5.25% 2/10/14 (d)	624	663
5.5% 10/17/12	2,491	2,672
Fifth Third Bancorp 4.5% 6/1/18	136	122
HBOS PLC 6.75% 5/21/18 (d)	3,004	2,772
HSBC Holdings PLC 0.4544% 10/6/16 (i)	515	495
ING Bank NV 2.65% 1/14/13 (d)	8,720	8,768
JPMorgan Chase Bank 6% 10/1/17	2,313	2,486
KeyBank NA:
5.8% 7/1/14	1,236	1,263
7% 2/1/11	1,241	1,300
Korea Development Bank 4.625% 9/16/10	2,024	2,054
Lloyds TSB Bank PLC:
4.375% 1/12/15 (d)	4,350	4,277
5.8% 1/13/20 (d)	4,350	4,209
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(i)	515	481
National Australia Bank Ltd. 2.35% 11/16/12 (d)	11,600	11,778
PNC Funding Corp.:
0.3888% 1/31/12 (i)	6,931	6,834
3.625% 2/8/15	2,676	2,691
Rabobank Nederland NV 2.65% 8/17/12 (d)	25,880	26,556
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Bank 7.5% 5/15/18	$ 268	$ 265
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (d)(i)	510	491
5.805% 6/20/16 (d)(i)	5,043	4,976
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	14,641	14,895
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(i)	3,239	3,206
Union Planters Corp. 7.75% 3/1/11	662	666
UnionBanCal Corp. 5.25% 12/16/13	731	770
Wachovia Bank NA 4.875% 2/1/15	1,555	1,616
Wachovia Corp.:
0.3789% 4/23/12 (i)	633	626
0.3813% 10/15/11 (i)	4,503	4,479
5.625% 10/15/16	3,754	3,886
Wells Fargo & Co. 3.75% 10/1/14	11,970	12,114
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	641	677
7.55% 6/21/10	471	481
Westpac Banking Corp. 2.25% 11/19/12	10,880	10,935
		259,286
Consumer Finance - 1.6%
Capital One Bank USA NA 8.8% 7/15/19	2,935	3,527
Capital One Financial Corp.:
5.7% 9/15/11	2,283	2,400
7.375% 5/23/14	3,290	3,771
Discover Financial Services:
0.7843% 6/11/10 (i)	4,815	4,801
6.45% 6/12/17	2,523	2,440
General Electric Capital Corp.:
2.8% 1/8/13	9,075	9,154
3.5% 8/13/12	11,000	11,334
5.9% 5/13/14	9,560	10,490
6.375% 11/15/67 (i)	5,670	5,046
Household Finance Corp. 6.375% 10/15/11	2,315	2,464
HSBC Finance Corp. 5.25% 1/14/11	1,630	1,683
MBNA America Bank NA 7.125% 11/15/12 (d)	766	843
MBNA Corp. 7.5% 3/15/12	1,776	1,943
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,965	4,966
ORIX Corp. 5.48% 11/22/11	425	436
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.4536% 3/15/11 (i)	$ 123	$ 118
0.4789% 10/25/11 (i)	5,737	5,409
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	379	396
		71,221
Diversified Financial Services - 2.9%
Bank of America Corp. 7.4% 1/15/11	9,565	10,073
BB&T Corp. 3.375% 9/25/13	4,200	4,308
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	7,140	7,217
Citigroup, Inc.:
0.34% 5/18/11 (i)	3,104	3,075
5.3% 10/17/12	11,048	11,607
6.5% 1/18/11	1,565	1,629
6.5% 8/19/13	19,685	21,174
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,768
International Lease Finance Corp.:
5.65% 6/1/14	7,091	6,020
6.625% 11/15/13	3,004	2,644
JPMorgan Chase & Co.:
4.891% 9/1/15 (i)	3,572	3,604
5.75% 1/2/13	2,448	2,662
6.75% 2/1/11	450	474
Kreditanstalt fuer Wiederaufbau 3.5% 5/16/13	15,310	16,115
New York Life Global Fund 2.25% 12/14/12 (d)	4,310	4,357
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,204	1,069
5.35% 4/15/12 (d)	434	428
5.5% 1/15/14 (d)	867	828
5.7% 4/15/17 (d)	1,873	1,659
TECO Finance, Inc. 7% 5/1/12	4,853	5,270
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	231	238
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	3,576	3,657
USAA Capital Corp. 3.5% 7/17/14 (d)	5,832	5,861
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(i)	5,531	4,978
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(i)	2,866	2,599
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(i)	2,778	2,500
		132,814
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 1.6%
Allstate Corp. 6.2% 5/16/14	$ 3,088	$ 3,476
Assurant, Inc.:
5.625% 2/15/14	2,111	2,200
6.75% 2/15/34	2,172	2,030
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	650
Berkshire Hathaway, Inc. 3.2% 2/11/15	6,700	6,766
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(i)	1,646	1,481
Jackson National Life Global Funding 5.375% 5/8/13 (d)	831	887
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	656	558
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(i)	6,731	6,657
MetLife, Inc.:
5% 6/15/15	1,285	1,356
6.125% 12/1/11	1,214	1,309
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	3,643	3,697
5.125% 4/10/13 (d)	617	666
5.125% 6/10/14 (d)	2,943	3,158
Monumental Global Funding II 5.65% 7/14/11 (d)	1,925	2,016
Monumental Global Funding III 5.5% 4/22/13 (d)	2,432	2,592
Pacific Life Global Funding 5.15% 4/15/13 (d)	7,081	7,506
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,310
5.15% 1/15/13	2,393	2,548
5.4% 6/13/35	499	445
5.5% 3/15/16	469	493
6.2% 1/15/15	520	572
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(i)	3,691	3,379
Symetra Financial Corp. 6.125% 4/1/16 (d)	5,722	5,583
The Chubb Corp. 5.75% 5/15/18	1,739	1,895
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,380	1,391
Unum Group 7.125% 9/30/16	4,350	4,643
		72,264
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	428
5.5% 1/15/12	1,415	1,493
6.625% 9/15/11	94	100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
5.375% 12/15/13	$ 724	$ 760
5.875% 11/30/12	3,267	3,426
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,935	3,931
5% 5/3/10	2,475	2,476
5.25% 4/15/11	2,686	2,677
5.375% 10/15/12	1,419	1,401
Duke Realty LP:
4.625% 5/15/13	732	741
5.875% 8/15/12	513	537
Equity One, Inc.:
6% 9/15/17	942	881
6.25% 1/15/17	545	536
Equity Residential 5.125% 3/15/16	3,150	3,217
Federal Realty Investment Trust:
5.4% 12/1/13	545	574
6% 7/15/12	3,239	3,470
6.2% 1/15/17	685	706
HRPT Properties Trust:
5.75% 11/1/15	982	992
6.25% 6/15/17	1,361	1,325
6.65% 1/15/18	682	673
UDR, Inc. 5.5% 4/1/14	4,722	4,873
Washington (REIT) 5.95% 6/15/11	4,016	4,133
		39,350
Real Estate Management & Development - 1.2%
AMB Property LP 5.9% 8/15/13	2,849	2,976
Arden Realty LP 5.2% 9/1/11	1,820	1,906
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,943	5,037
5.7% 5/1/17	2,271	2,139
5.75% 4/1/12	2,342	2,413
Colonial Properties Trust 4.8% 4/1/11	5	5
Duke Realty LP:
5.4% 8/15/14	2,642	2,684
5.625% 8/15/11	3,491	3,628
6.25% 5/15/13	6,709	7,084
ERP Operating LP:
5.375% 8/1/16	1,323	1,364
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.5% 10/1/12	$ 2,159	$ 2,309
5.75% 6/15/17	4,704	4,873
Liberty Property LP:
5.125% 3/2/15	937	933
5.5% 12/15/16	1,642	1,611
6.625% 10/1/17	2,536	2,593
Mack-Cali Realty LP:
5.05% 4/15/10	913	916
7.75% 2/15/11	1,326	1,393
Post Apartment Homes LP:
5.45% 6/1/12	1,496	1,501
6.3% 6/1/13	2,647	2,752
Reckson Operating Partnership LP 5.15% 1/15/11	295	297
Regency Centers LP:
4.95% 4/15/14	675	648
5.25% 8/1/15	2,356	2,387
5.875% 6/15/17	1,166	1,160
Simon Property Group LP:
4.2% 2/1/15	1,570	1,589
4.6% 6/15/10	646	652
4.875% 8/15/10	745	757
5.3% 5/30/13	50	53
Tanger Properties LP 6.15% 11/15/15	27	28
		55,688
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
4.9% 5/1/13	3,842	4,035
5.65% 5/1/18	6,426	6,410
7.375% 5/15/14	5,919	6,656
Countrywide Financial Corp. 5.8% 6/7/12	3,221	3,430
Countrywide Home Loans, Inc. 4% 3/22/11	5,054	5,206
Independence Community Bank Corp.:
2.0706% 4/1/14 (i)	5,364	5,296
4.9% 9/23/10	1,873	1,913
US Central Federal Credit Union 1.9% 10/19/12	6,480	6,552
		39,498
TOTAL FINANCIALS		804,110
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	$ 3,264	$ 3,621
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	1,829
6.3% 8/15/14	3,995	4,074
Express Scripts, Inc.:
5.25% 6/15/12	3,081	3,301
6.25% 6/15/14	1,824	2,042
7.25% 6/15/19	1,181	1,374
		12,620
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	2,152	2,257
Novartis Capital Corp. 4.125% 2/10/14	3,236	3,449
Roche Holdings, Inc. 5% 3/1/14 (d)	6,563	7,108
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	1,058	1,153
		13,967
TOTAL HEALTH CARE		30,208
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,916	2,951
6.4% 12/15/11 (d)	1,021	1,099
Bombardier, Inc. 6.3% 5/1/14 (d)	8,073	8,295
		12,345
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	354	352
Continental Airlines, Inc.:
6.648% 3/15/19	3,283	3,168
6.795% 2/2/20	243	222
6.82% 5/1/18	244	229
6.9% 7/2/19	922	914
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	387	371
7.57% 11/18/10	12,193	12,391
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 2,177	$ 1,834
8.36% 7/20/20	1,618	1,492
		20,973
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	738	810
6% 10/15/17	3,234	3,572
		4,382
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	675	704
TOTAL INDUSTRIALS		38,404
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	3,258	3,533
6% 10/1/12	4,281	4,634
6.55% 10/1/17	2,606	2,868
		11,035
Office Electronics - 0.2%
Xerox Corp.:
4.25% 2/15/15	8,800	9,000
5.5% 5/15/12	1,768	1,882
		10,882
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (i)	1,397	1,395
TOTAL INFORMATION TECHNOLOGY		23,312
MATERIALS - 1.4%
Chemicals - 0.4%
Dow Chemical Co.:
4.85% 8/15/12	8,061	8,581
8.55% 5/15/19	4,693	5,673
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	$ 4,320	$ 4,360
Lubrizol Corp. 8.875% 2/1/19	1,024	1,290
		19,904
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,024	2,158
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,892	2,032
6.4% 1/15/18	1,931	2,076
		4,108
Metals & Mining - 0.8%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	2,770	3,346
9.375% 4/8/19 (d)	3,822	4,889
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	2,182	2,342
5.5% 4/1/14	4,342	4,805
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,211	2,446
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,604	3,964
6.5% 7/15/18	6,026	6,794
8.95% 5/1/14	3,262	3,958
Vale Overseas Ltd. 6.25% 1/23/17	2,564	2,715
		35,259
TOTAL MATERIALS		61,429
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,315
AT&T, Inc. 6.7% 11/15/13	1,296	1,476
British Telecommunications PLC 9.125% 12/15/10 (c)	3,439	3,654
CenturyTel, Inc. 6.15% 9/15/19	3,860	3,974
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,703	2,914
France Telecom SA 7.75% 3/1/11 (c)	613	654
SBC Communications, Inc.:
5.1% 9/15/14	2,395	2,607
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.: - continued
5.875% 2/1/12	$ 3,018	$ 3,253
5.875% 8/15/12	1,080	1,185
Sprint Capital Corp. 7.625% 1/30/11	2,040	2,081
Telecom Italia Capital SA:
4.875% 10/1/10	742	757
4.95% 9/30/14	3,542	3,697
5.25% 10/1/15	2,889	3,032
Telefonica Emisiones SAU 6.421% 6/20/16	1,283	1,436
Verizon New England, Inc. 6.5% 9/15/11	1,086	1,157
Verizon New York, Inc. 6.875% 4/1/12	6,027	6,607
		41,799
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (d)	8,332	8,710
Sprint Nextel Corp. 6% 12/1/16	1,159	1,003
Verizon Wireless Capital LLC 5.55% 2/1/14	2,621	2,887
Vodafone Group PLC:
5% 12/16/13	2,536	2,730
5.5% 6/15/11	3,824	4,034
		19,364
TOTAL TELECOMMUNICATION SERVICES		61,163
UTILITIES - 2.7%
Electric Utilities - 1.3%
AmerenUE 6.4% 6/15/17	3,299	3,653
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,542	4,949
Commonwealth Edison Co. 5.4% 12/15/11	4,828	5,165
EDP Finance BV:
4.9% 10/1/19 (d)	1,200	1,165
5.375% 11/2/12 (d)	2,201	2,370
6% 2/2/18 (d)	4,164	4,366
Enel Finance International SA 5.7% 1/15/13 (d)	921	1,001
Exelon Corp. 4.9% 6/15/15	3,038	3,175
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,062
6.05% 8/15/21	2,370	2,442
Illinois Power Co. 6.125% 11/15/17	455	492
Mid-American Energy Co. 5.65% 7/15/12	213	232
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18	$ 6,784	$ 7,441
6.5% 8/1/18	1,734	1,905
Oncor Electric Delivery Co. 6.375% 5/1/12	3,016	3,276
Pennsylvania Electric Co. 6.05% 9/1/17	844	899
Pepco Holdings, Inc.:
4% 5/15/10	2,463	2,479
6.45% 8/15/12	4,119	4,451
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	4,530	3,918
Progress Energy, Inc. 7.1% 3/1/11	3,738	3,943
Sierra Pacific Power Co. 5.45% 9/1/13	1,722	1,869
		60,253
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	488	516
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,154	4,339
		4,855
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	2,270	2,473
Exelon Generation Co. LLC:
5.2% 10/1/19	6,500	6,616
5.35% 1/15/14	1,687	1,821
PPL Energy Supply LLC 6.3% 7/15/13	8,190	9,071
PSEG Power LLC 7.75% 4/15/11	462	493
		20,474
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	85	88
7.5% 9/1/10	108	112
Dominion Resources, Inc.:
4.75% 12/15/10	4,341	4,472
6.3% 9/30/66 (i)	4,938	4,568
7.5% 6/30/66 (i)	3,601	3,565
DTE Energy Co. 7.05% 6/1/11	1,804	1,912
KeySpan Corp. 7.625% 11/15/10	594	622
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,225	3,545
National Grid PLC 6.3% 8/1/16	1,631	1,808
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,684
5.4% 7/15/14	1,487	1,583
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 313	$ 312
6.4% 3/15/18	1,465	1,573
7.875% 11/15/10	1,450	1,514
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	6,815	6,287
WPS Resources Corp. 6.11% 12/1/66 (i)	975	848
		35,493
TOTAL UTILITIES		121,075
TOTAL NONCONVERTIBLE BONDS (Cost $1,341,985)		1,472,691
U.S. Government and Government Agency Obligations - 35.4%

Other Government Related - 1.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	3,370	3,441
3.125% 6/15/12 (FDIC Guaranteed) (e)	4,498	4,693
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	10,700	10,800
2.125% 7/12/12 (FDIC Guaranteed) (e)	2,250	2,295
2.25% 12/10/12 (FDIC Guaranteed) (e)	10,850	11,062
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	12,980	13,166
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	2,149	2,249
TOTAL OTHER GOVERNMENT RELATED		47,706
U.S. Government Agency Obligations - 6.5%
Fannie Mae:
1% 4/4/12	25,223	25,213
1.75% 2/22/13	2,651	2,666
2.5% 5/15/14	138,546	140,478
2.75% 3/13/14	5,036	5,164
5% 2/16/12	24,343	26,277
Federal Home Loan Bank:
1.5% 1/16/13	4,910	4,908
1.625% 11/21/12	12,990	13,060
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1.625% 3/20/13	$ 7,590	$ 7,592
1.75% 8/22/12	7,820	7,911
Freddie Mac:
2.125% 3/23/12	24,118	24,696
2.125% 9/21/12	11,730	11,963
2.5% 1/7/14	15,592	15,859
2.5% 4/23/14	5,680	5,757
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	892	898
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		292,442
U.S. Treasury Obligations - 27.8%
U.S. Treasury Notes:
0.875% 1/31/12	58,608	58,716
1.375% 1/15/13	24,471	24,525
1.375% 2/15/13	16,168	16,183
1.875% 6/15/12	19,730	20,135
2.375% 9/30/14 (f)	338,000	341,781
2.375% 2/28/15	46,229	46,374
2.625% 7/31/14	90,000	92,215
2.625% 12/31/14	23,774	24,205
2.75% 11/30/16	25,000	24,625
3.125% 10/31/16	65,084	65,699
3.125% 1/31/17	149,866	150,697
3.375% 6/30/13	28,369	30,096
3.375% 11/15/19	189,000	185,338
3.75% 11/15/18	105,847	108,138
4% 8/15/18	63,000	65,746
TOTAL U.S. TREASURY OBLIGATIONS		1,254,473
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,590,058)		1,594,621
U.S. Government Agency - Mortgage Securities - 6.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.5%
2.22% 4/1/36 (i)	$ 7,429	$ 7,591
2.367% 1/1/35 (i)	3,846	3,937
2.439% 10/1/33 (i)	108	111
2.494% 7/1/35 (i)	123	125
2.571% 12/1/34 (i)	405	413
2.593% 2/1/33 (i)	256	262
2.6% 10/1/33 (i)	284	290
2.787% 8/1/35 (i)	1,290	1,340
2.788% 7/1/34 (i)	565	584
2.799% 10/1/33 (i)	340	353
2.869% 6/1/34 (i)	1,373	1,423
3.013% 3/1/35 (i)	44	45
3.047% 7/1/35 (i)	898	930
3.124% 10/1/35 (i)	631	648
3.173% 3/1/35 (i)	152	157
3.201% 1/1/40 (i)	4,502	4,591
3.265% 9/1/34 (i)	2,648	2,730
3.349% 1/1/40 (i)	7,245	7,423
3.358% 7/1/34 (i)	151	156
3.376% 8/1/33 (i)	2,954	3,051
3.38% 7/1/35 (i)	1,103	1,139
3.487% 5/1/35 (i)	609	631
3.495% 7/1/34 (i)	6,570	6,794
3.518% 4/1/35 (i)	5,360	5,570
3.561% 7/1/33 (i)	3,399	3,521
3.569% 7/1/35 (i)	8,205	8,404
3.589% 12/1/39 (i)	1,394	1,436
3.682% 2/1/34 (i)	80	83
3.704% 11/1/36 (i)	1,870	1,938
3.721% 9/1/39 (i)	1,313	1,360
3.727% 11/1/36 (i)	1,950	2,028
3.739% 3/1/34 (i)	258	265
3.777% 10/1/39 (i)	3,421	3,531
3.951% 9/1/35 (i)	5,675	5,887
3.999% 9/1/36 (i)	2,187	2,289
4% 7/1/18	4,753	4,971
4.06% 3/1/35 (i)	174	178
4.06% 7/1/35 (i)	530	550
4.239% 12/1/33 (i)	8,841	9,104
4.288% 6/1/36 (i)	364	377
4.372% 10/1/37 (i)	227	236
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.424% 3/1/35 (i)	$ 1,024	$ 1,060
4.43% 3/1/35 (i)	420	434
4.5% 6/1/18 to 7/1/20	20,288	21,454
5% 12/1/17 to 8/1/18	19,268	20,570
5.15% 5/1/35 (i)	3,858	3,957
5.5% 7/1/16 to 6/1/36	33,141	35,681
5.515% 7/1/37 (i)	871	904
5.734% 9/1/35 (i)	1,365	1,434
6.5% 4/1/13 to 3/1/35	19,593	21,343
7% 7/1/25 to 2/1/32	41	45
7.5% 8/1/13 to 8/1/29	509	560
12.5% 4/1/15	6	6
TOTAL FANNIE MAE		203,900
Freddie Mac - 1.4%
3.018% 3/1/36 (i)	707	728
3.425% 3/1/35 (i)	900	927
3.519% 12/1/39 (i)	4,379	4,495
3.526% 1/1/35 (i)	188	194
3.618% 2/1/40 (i)	7,538	7,767
3.852% 3/1/35 (i)	1,915	1,985
4.021% 6/1/35 (i)	490	508
4.237% 5/1/35 (i)	3,002	3,104
4.399% 3/1/33 (i)	58	61
4.5% 8/1/18	15,282	16,149
4.875% 4/1/35 (i)	2,256	2,319
5% 3/1/19	18,158	19,392
5.394% 11/1/35 (i)	1,123	1,179
5.495% 1/1/36 (i)	2,318	2,406
5.681% 10/1/35 (i)	581	610
7% 8/1/10 to 7/1/13	69	71
7.5% 11/1/10 to 1/1/33	299	323
TOTAL FREDDIE MAC		62,218
Government National Mortgage Association - 0.2%
7% 1/15/28 to 11/15/32	5,248	5,739
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.5% 3/15/28	$ 5	$ 5
8% 7/15/17 to 5/15/22	1,342	1,463
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		7,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $265,254)		273,325
Asset-Backed Securities - 6.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (i)	821	318
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (i)	279	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (i)	105	99
Class M2, 1.8788% 2/25/34 (i)	356	186
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (i)	105	93
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (i)	78	2
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (i)	77	2
Class M5, 0.6188% 4/25/36 (i)	50	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (i)	610	595
Series 2006-A7 Class A7, 0.2488% 10/20/12 (i)	643	626
Series 2006-C1 Class C1, 0.7088% 10/20/14 (i)	148	3
Series 2007-A4 Class A4, 0.2588% 4/22/13 (i)	1,393	1,357
Series 2007-D1 Class D, 1.6288% 1/22/13 (d)(i)	4,593	0
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(i)	147	147
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	7,190	7,266
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	1,840	1,872
Class A4, 3% 10/15/15 (d)	1,820	1,868
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (d)(i)	9,050	9,050
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	114	115
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	714	694
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust: - continued
Series 2007-2M Class A3, 5.22% 4/8/10	$ 154	$ 156
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (i)	50	31
Series 2004-R11 Class M1, 0.8888% 11/25/34 (i)	258	86
Series 2004-R2 Class M3, 0.7788% 4/25/34 (i)	69	7
Series 2005-R2 Class M1, 0.6788% 4/25/35 (i)	930	665
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (i)	22	15
Series 2004-W11 Class M2, 0.9288% 11/25/34 (i)	253	119
Series 2004-W7 Class M1, 0.7788% 5/25/34 (i)	968	457
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (i)	680	216
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (i)	1,202	682
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (i)	193	10
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(i)	4,149	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	4,200	4,301
Class A4, 3.52% 6/15/16 (d)	3,600	3,762
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	2,900	2,949
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	7,000	7,065
Bank of America Credit Card Master Trust Series 2007-B4 Class B4, 0.3219% 9/15/12 (i)	6,110	6,101
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.9788% 2/25/35 (i)	1,896	645
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (i)	1,029	998
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (i)	988	939
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (i)	206	198
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,638	1,669
Class C, 5.31% 6/15/12	1,205	1,231
Series 2007-1 Class C, 5.38% 11/15/12	429	447
Series 2007-SN1:
Class B, 5.52% 3/15/11	139	140
Class C, 5.73% 3/15/11	79	79
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2007-SN1:
Class D, 6.05% 1/17/12	$ 210	$ 208
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(i)	15,200	15,232
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,760	2,883
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	252	254
Series 2007-C Class A4, 5.23% 7/15/14	4,300	4,546
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(i)	1,310	1,305
Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,827
Series 2008-A4 Class A4, 1.5319% 3/15/13 (i)	4,400	4,401
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (d)(i)	327	35
Class B, 0.9788% 7/20/39 (d)(i)	189	10
Class C, 1.3288% 7/20/39 (d)(i)	243	2
CarMax Auto Owner Trust:
Series 2007-2 Class C, 5.61% 11/15/13	589	599
Series 2009-2 Class A3, 1.74% 4/15/14	2,480	2,496
Carmax Auto Owner Trust Series 2010-1 Class A3, 1.56% 7/15/14	1,540	1,542
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (i)	514	102
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (i)	304	6
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (d)(i)	680	17
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (i)	165	33
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (i)	133	5
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (i)	812	277
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(i)	129	114
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	419	374
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	2,200	2,392
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	140	140
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	6,185	6,329
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,590
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	6,500	6,592
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (i)	345	15
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (i)	$ 0*	$ 0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (i)	99	95
Series 2007-4 Class A1A, 0.3513% 9/25/37 (i)	567	550
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	149	0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (i)	72	18
Series 2004-4 Class M2, 1.0238% 6/25/34 (i)	265	91
Series 2005-3 Class MV1, 0.6488% 8/25/35 (i)	721	659
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (i)	116	106
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	520	529
Series 2007-B Class A3, 5.47% 11/15/11 (d)	86	87
Series 2007-C Class A3, 5.43% 5/15/12 (d)	131	132
DaimlerChrysler Auto Trust Series 2006-A Class B, 5.14% 9/8/12	1,580	1,591
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	2,309	1,988
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (i)	1,310	1,310
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	935	954
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (i)	18	15
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (i)	208	73
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (i)	3,188	1,012
First Franklin Mortgage Loan Trust Series 2006-FF12 Class A2, 0.2688% 9/25/36 (i)	39	39
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	2,696	2,817
Series 2006-C:
Class B, 5.3% 6/15/12	450	473
Class D, 6.89% 5/15/13 (d)	1,855	1,961
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,014	1,087
Series 2009-B Class A3, 2.79% 8/15/13	3,500	3,589
Series 2009-D Class A4, 2.98% 8/15/14	2,100	2,166
Series 2009-E Class A3, 1.51% 1/15/14	4,800	4,819
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (i)	348	335
Series 2010-1 Class A, 1.8822% 12/15/14 (d)(i)	8,200	8,239
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	$ 53	$ 54
Series 2007-1:
Class A4, 5.03% 2/16/15	370	382
Class C, 5.43% 2/16/15	453	427
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (i)	427	139
Class M4, 0.9088% 1/25/35 (i)	164	22
Series 2006-D Class M1, 0.4588% 11/25/36 (i)	239	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(i)	1,457	947
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,540	1,155
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (d)(i)	142	125
Series 2006-2A:
Class A, 0.4119% 11/15/34 (d)(i)	1,649	1,253
Class B, 0.5119% 11/15/34 (d)(i)	597	209
Class C, 0.6119% 11/15/34 (d)(i)	990	277
Class D, 0.9819% 11/15/34 (d)(i)	377	79
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class C, 0.5019% 3/15/13 (i)	2,138	2,138
Series 2009-3 Class A, 2.54% 9/15/14	10,500	10,658
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (i)	786	761
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (i)	545	327
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	185	184
Series 2007-1:
Class B, 5.53% 12/15/14	72	73
Class C, 5.74% 12/15/14	153	146
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(i)	371	57
Class M1, 0.8788% 6/25/34 (i)	1,379	653
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (i)	547	29
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (i)	194	3
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(i)	297	57
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(i)	468	84
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class C, 0.7788% 9/25/46 (d)(i)	$ 688	$ 89
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (i)	358	192
Series 2003-3 Class M1, 1.5188% 8/25/33 (i)	389	187
Series 2003-5 Class A2, 0.9288% 12/25/33 (i)	15	8
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (i)	85	83
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (i)	1,257	1,180
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (i)	10	9
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	3,000	3,053
Series 2010-1 Class A4, 1.98% 5/23/16	1,700	1,699
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (i)	412	249
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (i)	766	264
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,320	2,358
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	62	62
Class C, 5.34% 11/15/12	62	62
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	6,320	6,366
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (i)	151	4
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (i)	764	620
Class MV1, 0.4588% 11/25/36 (i)	621	225
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (i)	423	20
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (i)	415	340
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (i)	2	2
Class 2C, 1.4006% 3/27/42 (i)	2,280	426
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (d)(i)	197	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,271	2,317
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (i)	106	76
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	16	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust Series 2006-2A: - continued
Class C, 5.691% 10/20/28 (d)	$ 8	$ 6
Class D, 6.01% 10/20/28 (d)	88	67
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (i)	272	9
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (i)	353	17
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (i)	154	69
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	231	235
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (i)	549	393
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (i)	1,181	1,040
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (i)	30	29
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (i)	2,076	1,179
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (i)	26	20
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (i)	180	68
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (i)	188	43
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (i)	194	5
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(k)	3,212	132
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	2,406	437
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	344	16
Series 2006-2 Class AIO, 6% 8/25/11 (k)	170	11
Series 2006-3:
Class A1, 0.2588% 9/25/19 (i)	103	102
Class AIO, 7.1% 1/25/12 (k)	274	32
Series 2006-4:
Class A1, 0.2588% 3/25/25 (i)	263	259
Class AIO, 6.35% 2/27/12 (k)	871	99
Class D, 1.3288% 5/25/32 (i)	1,745	49
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	1,172	164
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	996	145
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (i)	642	211
Series 2005-D Class M2, 0.6988% 2/25/36 (i)	525	56
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	4,400	4,495
Series 2009-B Class A3, 2.07% 1/15/15	3,590	3,634
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (i)	$ 110	$ 107
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(i)	405	158
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(i)	530	196
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (i)	25	24
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (i)	36	34
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (i)	240	66
Class M4, 1.6788% 9/25/34 (i)	308	43
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (i)	1,658	1,155
Class M3, 0.7888% 1/25/35 (i)	215	103
Class M4, 1.0588% 1/25/35 (i)	665	89
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (i)	788	11
Class M9, 2.1088% 5/25/35 (i)	134	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(i)	1,893	1,875
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	261	260
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (i)	358	13
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (i)	2	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (i)	805	517
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (i)	70	1
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (i)	45	21
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (i)	24	23
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(i)	500	465
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (i)	572	87
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	484	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (i)	56	13
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (i)	202	170
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	$ 899	$ 858
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (i)	1,797	1,791
Class B, 0.4519% 6/15/12 (i)	313	308
Class C, 0.7319% 6/15/12 (i)	187	184
Series 2007-2 Class A, 0.8819% 10/15/12 (i)	2,114	2,105
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (i)	168	120
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (d)(i)	1,754	88
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	543	566
Series 2007-A Class A3, 5.28% 2/13/12	315	316
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (i)	1,653	1,631
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	3,080	3,313
Series 2009-2 Class A3, 1.54% 10/15/12	5,960	6,007
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	7,200	7,407
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	376	382
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	302	310
Class D, 5.54% 12/20/12 (d)	430	437
Class E, 7.05% 5/20/14 (d)	3,037	2,965
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	400	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (i)	207	4
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(i)	4,281	4,219
Series 2007-A2 Class A2, 0.2619% 5/15/14 (d)(i)	2,900	2,897
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,748	4,876
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(i)	680	681
Series 2007-B1 Class B1, 4.95% 3/17/14 (d)	6,651	6,666
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(i)	4,078	4,072
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	$ 3	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(i)	804	96
TOTAL ASSET-BACKED SECURITIES (Cost $265,107)		269,224
Collateralized Mortgage Obligations - 2.5%

Private Sponsor - 1.3%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.34% 2/17/52 (d)(i)	8,100	8,011
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(i)	643	257
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (i)	1,079	956
Series 2004-1 Class 2A2, 3.676% 10/25/34 (i)	814	709
Series 2004-A Class 2A2, 4.4789% 2/25/34 (i)	239	217
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (i)	93	79
Class 2A2, 4.5532% 3/25/34 (i)	695	610
Series 2004-D Class 2A2, 3.8658% 5/25/34 (i)	1,649	1,457
Series 2004-G Class 2A7, 3.9253% 8/25/34 (i)	1,458	1,284
Series 2004-H Class 2A1, 3.7605% 9/25/34 (i)	1,287	1,102
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (i)	1,129	848
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (d)(i)(k)	3,341	43
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (i)	665	582
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (i)	1,207	1,261
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,348	270
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(i)	1,207	1,144
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (i)	11	11
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (i)	1,443	1,343
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (i)	$ 98	$ 95
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (i)	22	16
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(i)	1,754	1,680
Class C2, 0.7213% 10/18/54 (d)(i)	587	540
Class M2, 0.5013% 10/18/54 (d)(i)	1,007	920
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(i)	237	235
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(i)	1,404	1,276
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(i)	1,402	1,335
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (i)	151	53
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(i)	3,085	1,080
Series 2006-2 Class C1, 0.6988% 12/20/54 (i)	2,445	831
Series 2006-3 Class C2, 0.7288% 12/20/54 (i)	506	177
Series 2006-4:
Class B1, 0.3188% 12/20/54 (i)	2,386	1,622
Class C1, 0.6088% 12/20/54 (i)	1,459	511
Class M1, 0.3988% 12/20/54 (i)	629	390
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (i)	1,115	379
Class 1M1, 0.3788% 12/20/54 (i)	754	452
Class 2C1, 0.6588% 12/20/54 (i)	506	172
Class 2M1, 0.4788% 12/20/54 (i)	969	581
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (i)	1,341	469
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (i)	194	92
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (i)	136	111
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (i)	181	104
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (i)	97	32
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	111	113
Class A3, 5.447% 6/12/47 (i)	2,289	2,305
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (i)	$ 1,006	$ 949
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (i)	1,330	1,208
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(i)	175	79
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (i)	572	235
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (i)	403	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (i)	1,021	547
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(i)	181	136
Class C, 0.4219% 6/15/22 (d)(i)	785	510
Class D, 0.4319% 6/15/22 (d)(i)	301	166
Class E, 0.4419% 6/15/22 (d)(i)	483	251
Class F, 0.4719% 6/15/22 (d)(i)	733	345
Class G, 0.5419% 6/15/22 (d)(i)	259	117
Class H, 0.5619% 6/15/22 (d)(i)	362	145
Class J, 0.6019% 6/15/22 (d)(i)	422	148
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	5,168	5,317
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (i)	1,223	942
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (i)	1,507	92
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (i)	1,072	1,040
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (i)	2,765	2,208
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (d)(i)	1,291	607
Class B6, 3.0784% 7/10/35 (d)(i)	356	186
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(i)	307	160
Class B5, 1.9284% 2/10/36 (d)(i)	205	109
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(i)	326	167
Class B5, 1.7784% 2/10/36 (d)(i)	297	127
Class B6, 2.2284% 2/10/36 (d)(i)	105	33
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(i)	$ 425	$ 197
Class B5, 1.5784% 9/10/36 (d)(i)	471	211
Class B6, 1.9784% 9/10/36 (d)(i)	108	39
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	822	704
Series 2004-SL3 Class A1, 7% 8/25/16	75	64
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(i)	279	232
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	157
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (i)	19	10
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(i)	54	46
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (i)	1,475	782
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (i)	5	5
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5283% 6/25/34 (i)	1,192	1,171
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (i)	853	810
Series 2005-AR12 Class 2A6, 3.2077% 7/25/35 (i)	439	395
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (i)	2,464	2,199
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (i)	1,245	1,088
TOTAL PRIVATE SPONSOR		59,691
U.S. Government Agency - 1.2%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	415	448
Series 2005-67 Class HD, 5.5% 12/25/30	9,274	9,703
Series 2006-4 Class PB, 6% 9/25/35	6,041	6,484
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,396	1,505
Series 2004-86 Class KC, 4.5% 5/25/19	1,118	1,170
Series 2005-41 Class LA, 5.5% 5/25/35	6,452	6,860
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	$ 2,641	$ 2,870
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,438	1,541
Series 2363 Class PF, 6% 9/15/16	1,904	2,038
Series 2425 Class JH, 6% 3/15/17	1,688	1,817
Series 3033 Class UD, 5.5% 10/15/30	3,519	3,709
Series 3049 Class DB, 5.5% 6/15/31	8,150	8,592
sequential payer Series 2528 Class HN, 5% 11/15/17	4,531	4,857
TOTAL U.S. GOVERNMENT AGENCY		51,594
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $97,843)		111,285
Commercial Mortgage Securities - 5.3%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (i)	1,412	1,508
Class A2, 7.1267% 2/14/43 (i)	888	964
Class A3, 7.1767% 2/14/43 (i)	958	1,040
Class PS1, 1.5186% 2/14/43 (i)(k)	4,252	153
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (i)	1,409	1,475
Series 2006-4 Class A1, 5.363% 7/10/46 (i)	523	532
Series 2006-5:
Class A1, 5.185% 9/10/47	730	740
Class A3, 5.39% 9/10/47	1,683	1,723
Series 2006-6 Class A3, 5.369% 12/10/16	2,414	2,477
Series 2007-2 Class A1, 5.421% 4/10/49	409	423
Series 2007-4 Class A3, 5.8113% 2/10/51 (i)	1,204	1,232
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	100
Series 2007-3:
Class A3, 5.6579% 6/10/49 (i)	2,016	2,064
Class A4, 5.6579% 6/10/49 (i)	2,516	2,244
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	138	138
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 1,539	$ 1,550
Class A4, 4.153% 11/10/38	1,531	1,502
Series 2004-4 Class A3, 4.128% 7/10/42	225	225
Series 2006-1 Class A1, 5.219% 9/10/45 (i)	1,223	1,239
Series 2001-3 Class H, 6.562% 4/11/37 (d)	675	675
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	302	277
Class K, 6.15% 5/11/35 (d)	561	481
Series 2003-2 Class XP, 0.293% 3/11/41 (d)(i)(k)	11,983	32
Series 2005-6 Class A3, 5.1785% 9/10/47 (i)	2,173	2,224
Series 2007-1 Class B, 5.543% 1/15/49	727	202
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(i)	518	440
Class D, 0.5919% 3/15/22 (d)(i)	525	436
Class E, 0.6319% 3/15/22 (d)(i)	434	352
Class F, 0.7019% 3/15/22 (d)(i)	277	211
Class G, 0.7619% 3/15/22 (d)(i)	179	126
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (d)(i)	775	643
Class D, 0.4419% 10/15/19 (d)(i)	947	758
Class E, 0.4719% 10/15/19 (d)(i)	878	667
Class F, 0.5419% 10/15/19 (d)(i)	1,724	1,173
Class G, 0.5619% 10/15/19 (d)(i)	609	353
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(i)	63	33
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(i)	799	615
Class B, 2.1288% 4/25/34 (d)(i)	90	41
Class M1, 0.7888% 4/25/34 (d)(i)	72	45
Class M2, 1.4288% 4/25/34 (d)(i)	67	36
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(i)	626	455
Class M1, 0.8088% 8/25/34 (d)(i)	143	82
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(i)	1,405	1,005
Class A2, 0.6488% 1/25/35 (d)(i)	201	127
Class M1, 0.7288% 1/25/35 (d)(i)	242	131
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class M2, 1.2288% 1/25/35 (d)(i)	$ 95	$ 44
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(i)	1,089	735
Class M1, 0.6588% 8/25/35 (d)(i)	47	21
Class M2, 0.7088% 8/25/35 (d)(i)	77	33
Class M3, 0.7288% 8/25/35 (d)(i)	43	17
Class M4, 0.8388% 8/25/35 (d)(i)	62	23
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(i)	341	240
Class A2, 0.6288% 11/25/35 (d)(i)	397	240
Class M1, 0.6688% 11/25/35 (d)(i)	64	30
Class M2, 0.7188% 11/25/35 (d)(i)	81	36
Class M3, 0.7388% 11/25/35 (d)(i)	73	30
Class M4, 0.8288% 11/25/35 (d)(i)	91	35
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(i)	792	495
Class B1, 1.6288% 1/25/36 (d)(i)	109	34
Class M1, 0.6788% 1/25/36 (d)(i)	256	125
Class M2, 0.6988% 1/25/36 (d)(i)	122	56
Class M3, 0.7288% 1/25/36 (d)(i)	112	48
Class M4, 0.8388% 1/25/36 (d)(i)	98	37
Class M5, 0.8788% 1/25/36 (d)(i)	98	34
Class M6, 0.9288% 1/25/36 (d)(i)	104	33
Series 2006-1:
Class A2, 0.5888% 4/25/36 (d)(i)	121	71
Class M1, 0.6088% 4/25/36 (d)(i)	69	29
Class M2, 0.6288% 4/25/36 (d)(i)	72	29
Class M3, 0.6488% 4/25/36 (d)(i)	62	23
Class M4, 0.7488% 4/25/36 (d)(i)	35	13
Class M5, 0.7888% 4/25/36 (d)(i)	34	12
Class M6, 0.8688% 4/25/36 (d)(i)	68	22
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(i)	2,647	1,806
Class A2, 0.5088% 7/25/36 (d)(i)	111	65
Class B1, 1.0988% 7/25/36 (d)(i)	66	20
Class B3, 2.9288% 7/25/36 (d)(i)	99	27
Class M1, 0.5388% 7/25/36 (d)(i)	116	50
Class M2, 0.5588% 7/25/36 (d)(i)	130	52
Class M3, 0.5788% 7/25/36 (d)(i)	108	40
Class M4, 0.6488% 7/25/36 (d)(i)	73	26
Class M5, 0.6988% 7/25/36 (d)(i)	89	30
Class M6, 0.7688% 7/25/36 (d)(i)	133	43
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(i)	$ 114	$ 19
Class B2, 1.5788% 10/25/36 (d)(i)	82	12
Class B3, 2.8288% 10/25/36 (d)(i)	134	20
Class M4, 0.6588% 10/25/36 (d)(i)	126	33
Class M5, 0.7088% 10/25/36 (d)(i)	151	36
Class M6, 0.7888% 10/25/36 (d)(i)	187	37
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(i)	458	308
Class A2, 0.4988% 12/25/36 (d)(i)	2,426	1,113
Class B1, 0.9288% 12/25/36 (d)(i)	102	24
Class B2, 1.4788% 12/25/36 (d)(i)	105	22
Class B3, 2.6788% 12/25/36 (d)(i)	178	33
Class M1, 0.5188% 12/25/36 (d)(i)	215	70
Class M2, 0.5388% 12/25/36 (d)(i)	142	43
Class M3, 0.5688% 12/25/36 (d)(i)	145	41
Class M4, 0.6288% 12/25/36 (d)(i)	173	47
Class M5, 0.6688% 12/25/36 (d)(i)	158	40
Class M6, 0.7488% 12/25/36 (d)(i)	142	33
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(i)	539	318
Class B1, 0.8988% 3/25/37 (d)(i)	226	43
Class B2, 1.3788% 3/25/37 (d)(i)	164	26
Class B3, 3.5788% 3/25/37 (d)(i)	341	44
Class M1, 0.4988% 3/25/37 (d)(i)	198	78
Class M2, 0.5188% 3/25/37 (d)(i)	149	52
Class M3, 0.5488% 3/25/37 (d)(i)	133	41
Class M4, 0.5988% 3/25/37 (d)(i)	106	30
Class M5, 0.6488% 3/25/37 (d)(i)	166	41
Class M6, 0.7288% 3/25/37 (d)(i)	231	51
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(i)	477	310
Class A2, 0.5488% 7/25/37 (d)(i)	446	210
Class B1, 1.8288% 7/25/37 (d)(i)	183	28
Class B2, 2.4788% 7/25/37 (d)(i)	158	26
Class B3, 3.5788% 7/25/37 (d)(i)	177	25
Class M1, 0.5988% 7/25/37 (d)(i)	208	73
Class M2, 0.6388% 7/25/37 (d)(i)	113	35
Class M3, 0.7188% 7/25/37 (d)(i)	114	30
Class M4, 0.8788% 7/25/37 (d)(i)	228	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M5, 0.9788% 7/25/37 (d)(i)	$ 201	$ 40
Class M6, 1.2288% 7/25/37 (d)(i)	255	43
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(i)	428	205
Class B1, 1.1788% 7/25/37 (d)(i)	163	35
Class B2, 1.8288% 7/25/37 (d)(i)	307	56
Class B3, 4.2288% 7/25/37 (d)(i)	216	33
Class M1, 0.5388% 7/25/37 (d)(i)	146	52
Class M2, 0.5688% 7/25/37 (d)(i)	155	51
Class M3, 0.5988% 7/25/37 (d)(i)	244	76
Class M4, 0.7288% 7/25/37 (d)(i)	290	80
Class M5, 0.8288% 7/25/37 (d)(i)	200	47
Class M6, 1.0288% 7/25/37 (d)(i)	152	39
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (d)(i)	238	26
Class B2, 3.6788% 9/25/37 (d)(i)	653	65
Class M1, 1.1788% 9/25/37 (d)(i)	227	52
Class M2, 1.2788% 9/25/37 (d)(i)	227	43
Class M4, 1.8288% 9/25/37 (d)(i)	442	66
Class M5, 1.9788% 9/25/37 (d)(i)	442	57
Class M6, 2.1788% 9/25/37 (d)(i)	444	53
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	3,265	104
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(i)(k)	7,207	721
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(i)	363	200
Class H, 0.8819% 3/15/19 (d)(i)	244	117
Class J, 1.0819% 3/15/19 (d)(i)	183	79
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(i)	349	175
Class E, 0.5319% 3/15/22 (d)(i)	1,818	854
Class F, 0.5819% 3/15/22 (d)(i)	1,115	480
Class G, 0.6319% 3/15/22 (d)(i)	376	150
Class H, 0.7819% 3/15/22 (d)(i)	349	126
Class J, 0.9319% 3/15/22 (d)(i)	349	98
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	588	602
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,317	1,353
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	1,185	1,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 686	$ 701
Series 2007-T26 Class A1, 5.145% 1/12/45 (i)	375	383
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(i)(k)	9,357	74
Series 2003-T12 Class X2, 0.4897% 8/13/39 (d)(i)(k)	42,593	352
Series 2006-PW14 Class X2, 0.653% 12/11/38 (d)(i)(k)	16,356	328
Series 2006-T22 Class A1, 5.415% 4/12/38 (i)	159	160
Series 2007-PW15 Class A1, 5.016% 2/11/44	353	363
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(i)	193	78
Class C, 5.7189% 6/11/40 (d)(i)	161	62
Class D, 5.7189% 6/11/40 (d)(i)	161	46
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(i)(k)	112,749	1,583
Series 2007-T28:
Class A1, 5.422% 9/11/42	198	206
Class X2, 0.175% 9/11/42 (d)(i)(k)	56,388	486
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(i)	452	299
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,418	1,470
Class XCL, 2.0744% 5/15/35 (d)(i)(k)	18,177	614
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	484	480
Class F, 7.734% 1/15/32	262	259
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(i)	1,227	1,274
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (d)(i)	431	304
Class G, 0.5631% 11/15/36 (d)(i)	273	174
Class H, 0.6031% 11/15/36 (d)(i)	218	128
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,049	717
Series 2007-C6:
Class A1, 5.622% 12/10/49 (i)	4,349	4,496
Class A4, 5.7001% 12/10/49 (i)	1,365	1,299
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	274	278
Class A2A, 5.237% 12/11/49	1,074	1,120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer Series 2007-CD4:
Class A4, 5.322% 12/11/49	$ 1,791	$ 1,621
Class A3, 5.293% 12/11/49	1,175	1,151
Class C, 5.476% 12/11/49	2,273	568
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (i)	55	56
Series 2007-C3 Class A3, 5.8203% 5/15/46 (i)	1,207	1,219
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	905
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (d)(i)	2,704	2,109
Class C, 0.5019% 4/15/17 (d)(i)	971	699
Class D, 0.5419% 4/15/17 (d)(i)	428	278
Class E, 0.6019% 4/15/17 (d)(i)	136	82
Class F, 0.6419% 4/15/17 (d)(i)	78	41
Class G, 0.7819% 4/15/17 (d)(i)	78	35
Class H, 0.8519% 4/15/17 (d)(i)	78	25
Class J, 1.0819% 4/15/17 (d)(i)	59	15
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(i)	1,248	1,148
Class D, 0.5719% 11/15/17 (d)(i)	65	58
Class E, 0.6219% 11/15/17 (d)(i)	230	196
Class F, 0.6819% 11/15/17 (d)(i)	113	88
Class G, 0.7319% 11/15/17 (d)(i)	78	53
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (d)(i)	1,720	1,324
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	44	44
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,439	3,429
Class A4, 5.306% 12/10/46	8,555	7,831
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,040	2,005
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(i)(k)	3,031	23
Series 2006-C8:
Class B, 5.44% 12/10/46	2,090	682
Class XP, 0.4838% 12/10/46 (i)(k)	16,152	230
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (i)	77	77
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	$ 399	$ 407
Class AJ, 5.373% 12/15/39	2,444	1,034
Series 2007-C2:
Class A1, 5.269% 1/15/49	987	1,005
Class A3, 5.542% 1/15/49 (i)	2,414	2,014
Series 2007-C3:
Class A1, 5.664% 6/15/39 (i)	182	185
Class A4, 5.7225% 6/15/39 (i)	726	611
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,435	3,518
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (i)(k)	10,256	213
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	1,249	1,047
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(i)	4,306	1,378
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	164	164
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,273
Series 2002-CP5 Class A1, 4.106% 12/15/35	117	119
Series 2004-C1:
Class A3, 4.321% 1/15/37	361	366
Class A4, 4.75% 1/15/37	562	575
Series 1998-C1 Class D, 7.17% 5/17/40	234	237
Series 1999-C1 Class E, 7.8926% 9/15/41 (i)	559	559
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (i)(k)	3,453	45
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (d)(i)(k)	11,117	248
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (d)(i)(k)	9,038	25
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (d)(i)(k)	39,192	355
Series 2006-C1 Class A3, 5.5483% 2/15/39 (i)	3,187	3,258
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(i)	457	274
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(i)	840	420
0.5019% 2/15/22 (d)(i)	300	105
Class F, 0.5519% 2/15/22 (d)(i)	600	192
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	$ 105	$ 106
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (i)(k)	23,650	307
Class B, 5.487% 2/15/40 (d)(i)	1,845	194
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	671	671
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	430	413
Class G, 6.936% 3/15/33 (d)	794	729
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	5,494
Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(i)(k)	12,368	124
Series 2004-C1 Class X2, 1.1162% 11/10/38 (d)(i)(k)	8,818	80
Series 2005-C1 Class B, 4.846% 6/10/48 (i)	345	184
Series 2007-C1 Class XP, 0.2074% 12/10/49 (i)(k)	26,719	182
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8636% 10/16/23 (i)	2	2
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (d)(i)(k)	9,539	47
Series 2004-C3 Class X2, 0.6292% 12/10/41 (i)(k)	23,205	233
Series 2005-C1 Class X2, 0.6812% 5/10/43 (i)(k)	5,525	65
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(i)	454	245
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	771	778
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,349	1,401
Class A2, 5.597% 12/10/49	2,414	2,460
Series 2007-GG9 Class A1, 5.233% 3/10/39	101	102
Series 2003-C1 Class XP, 2.0344% 7/5/35 (d)(i)(k)	5,762	31
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(i)(k)	8,904	65
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(i)(k)	23,216	333
Series 2006-GG7 Class A3, 5.883% 7/10/38 (i)	1,591	1,608
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(k)	29,614	326
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(i)	$ 61	$ 43
Class D, 0.5084% 6/6/20 (d)(i)	288	161
Class E, 0.5984% 6/6/20 (d)(i)	334	185
Class F, 0.6684% 6/6/20 (d)(i)	376	207
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(i)	1,355	1,152
Class D, 0.5984% 3/6/20 (d)(i)	2,650	2,226
Class F, 0.7084% 3/6/20 (d)(i)	112	93
Class G, 0.7484% 3/6/20 (d)(i)	56	46
Class H, 0.8784% 3/6/20 (d)(i)	44	36
Class J, 1.0784% 3/6/20 (d)(i)	63	51
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	597	630
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (d)(i)(k)	23,683	363
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,811	1,866
Series 2007-GG10:
Class A1, 5.69% 8/10/45	415	430
Class A2, 5.778% 8/10/45	575	598
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(i)(k)	2,169	20
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(i)(k)	3,050	24
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (d)(i)	1,007	624
Class C, 0.4419% 11/15/18 (d)(i)	715	408
Class D, 0.4619% 11/15/18 (d)(i)	242	126
Class E, 0.5119% 11/15/18 (d)(i)	261	131
Class F, 0.5619% 11/15/18 (d)(i)	392	180
Class G, 0.5919% 11/15/18 (d)(i)	340	149
Class H, 0.7319% 11/15/18 (d)(i)	261	104
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (i)	3,590	3,655
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	1,817	1,859
Series 2006-LDP8 Class A4, 5.399% 5/15/45	769	764
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	573	585
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (i)	1,695	1,764
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDP10 Class A1, 5.122% 1/15/49	$ 101	$ 103
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,322	3,032
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (i)	1,086	598
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(i)	611	176
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	362
Series 2007-CB19:
Class B, 5.746% 2/12/49 (i)	103	34
Class C, 5.746% 2/12/49 (i)	270	85
Class D, 5.746% 2/12/49 (i)	284	83
Series 2007-LDP10 Class ES, 5.5453% 1/15/49 (d)(i)	624	71
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	498	498
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	552	570
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	232	241
Series 2001-C3 Class A1, 6.058% 6/15/20	46	47
Series 2006-C1 Class A2, 5.084% 2/15/31	579	587
Series 2006-C3 Class A1, 5.478% 3/15/39	69	70
Series 2006-C6 Class A1, 5.23% 9/15/39	160	162
Series 2006-C7:
Class A1, 5.279% 11/15/38	800	819
Class A2, 5.3% 11/15/38	1,328	1,368
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	165	169
Class A4, 5.424% 2/15/40	156	144
Series 2007-C2:
Class A1, 5.226% 2/15/40	888	905
Class A3, 5.43% 2/15/40	582	542
Series 2000-C5 Class E, 7.29% 12/15/32	84	84
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,389
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,303
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (d)(i)(k)	5,064	12
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(i)(k)	19,155	187
Series 2004-C4 Class A2, 4.567% 6/15/29 (i)	329	332
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (i)(k)	4,069	59
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (i)(k)	6,861	134
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1:
Class C, 5.533% 2/15/40 (i)	$ 2,655	$ 709
Class D, 5.563% 2/15/40 (i)	483	120
Class E, 5.582% 2/15/40 (i)	241	53
Class XCP, 0.4741% 2/15/40 (i)(k)	2,758	38
Series 2007-C7 Class XCP, 0.2983% 9/15/45 (i)(k)	97,125	1,098
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (d)	1,550	1,603
Series 2001-WM, 6.754% 7/14/16 (d)	1,645	1,670
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	1,827	1,608
Class C, 4.13% 11/20/37 (d)	5,207	4,322
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(i)	387	278
Class E, 0.5219% 9/15/21 (d)(i)	1,395	965
Class F, 0.5719% 9/15/21 (d)(i)	515	305
Class G, 0.5919% 9/15/21 (d)(i)	1,017	452
Class H, 0.6319% 9/15/21 (d)(i)	263	91
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	181	183
Series 2007-C1 Class A1, 4.533% 6/12/50	465	473
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (i)	1,982	2,020
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(i)	1,050	322
Series 2007-C1 Class A4, 5.8284% 6/12/50 (i)	4,569	4,220
Series 2008-C1 Class A4, 5.69% 2/12/51	2,576	2,366
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (i)	562	524
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,284	1,318
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	1,037	1,055
Series 2007-5:
Class A1, 4.275% 8/12/48	72	73
Class A3, 5.364% 8/12/48	471	461
Class A4, 5.378% 8/12/48	48	40
Class B, 5.479% 2/12/17	3,621	244
Series 2007-6 Class A1, 5.175% 3/12/51	87	89
Series 2007-7 Class A4, 5.747% 6/12/50 (i)	4,225	3,718
Series 2007-8 Class A1, 4.622% 8/12/49	328	335
Series 2007-9 Class A4, 5.7% 9/12/49	315	290
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-4 Class XP, 0.6256% 12/12/49 (i)(k)	$ 26,340	$ 539
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,207	318
Series 2007-7 Class B, 5.75% 6/12/50	105	16
Series 2007-8 Class A3, 5.9573% 8/12/49 (i)	1,041	970
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(i)	24	20
Series 2006-XLF:
Class C, 1.429% 7/15/19 (d)(i)	370	51
Class F, 0.549% 7/15/19 (d)(i)	1,162	837
Class G, 0.589% 7/15/19 (d)(i)	660	376
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(i)	1,187	472
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(i)	1,279	26
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(i)	693	243
Class D, 0.419% 10/15/20 (d)(i)	300	75
Class E, 0.479% 10/15/20 (d)(i)	376	56
Class F, 0.529% 10/15/20 (d)(i)	225	23
Class G, 0.4719% 10/15/20 (d)(i)	279	22
Class H, 0.659% 10/15/20 (d)(i)	176	9
Class J, 0.809% 10/15/20 (d)(i)	200	6
Class MHRO, 0.9219% 10/15/20 (d)(i)	416	53
Class MJPM, 1.2319% 10/15/20 (d)(i)	126	14
Class MSTR, 0.9319% 10/15/20 (d)(i)	235	37
Class NHRO, 1.119% 10/15/20 (d)(i)	630	74
Class NSTR, 1.079% 10/15/20 (d)(i)	217	30
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(i)(k)	3,716	47
Series 2004-HQ3 Class A2, 4.05% 1/13/41	327	329
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,788
Series 2006-HQ10 Class A1, 5.131% 11/12/41	320	327
Series 2006-HQ8 Class A1, 5.124% 3/12/44	6	6
Series 2006-T23 Class A1, 5.682% 8/12/41	893	920
Series 2007-HQ11 Class A1, 5.246% 2/12/44	292	300
Series 2007-IQ13 Class A1, 5.05% 3/15/44	306	315
Series 2007-IQ14 Class A1, 5.38% 4/15/49	751	772
Series 2007-T25:
Class A1, 5.391% 11/12/49	218	225
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T25:
Class A2, 5.507% 11/12/49	$ 1,186	$ 1,235
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(i)(k)	7,809	81
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(i)(k)	14,184	267
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (d)(i)(k)	7,541	103
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (i)	1,872	1,928
Series 2006-HQ9 Class B, 5.832% 7/12/44 (i)	1,791	725
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,207	468
Series 2006-T23 Class A3, 5.8074% 8/12/41 (i)	616	643
Series 2007-HQ11 Class B, 5.538% 2/20/44 (i)	2,189	777
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (i)	530	551
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (i)	1,811	1,599
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(i)	1,714	90
Class D, 0.929% 7/17/17 (d)(i)	807	42
Class E, 1.029% 7/17/17 (d)(i)	656	34
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	21	21
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,788	1,809
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	160	167
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,026	1,060
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(i)	575	573
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(i)	867	410
Class F, 0.5731% 8/11/18 (d)(i)	846	363
Class G, 0.5931% 8/11/18 (d)(i)	801	330
Class J, 0.8331% 8/11/18 (d)(i)	178	45
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(i)	99	40
Class AP2, 1.0319% 6/15/20 (d)(i)	165	50
Class F, 0.7119% 6/15/20 (d)(i)	2,422	436
Class LXR1, 0.9319% 6/15/20 (d)(i)	148	59
Class LXR2, 1.0319% 6/15/20 (d)(i)	1,651	495
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 367	$ 371
Series 2006-C27 Class A2, 5.624% 7/15/45	1,078	1,114
Series 2006-C29:
Class A1, 5.11% 11/15/48	672	685
Class A3, 5.313% 11/15/48	3,206	3,267
Series 2007-C30:
Class A1, 5.031% 12/15/43	141	144
Class A3, 5.246% 12/15/43	1,036	1,023
Class A4, 5.305% 12/15/43	355	334
Class A5, 5.342% 12/15/43	1,291	1,073
Series 2007-C31:
Class A1, 5.14% 4/15/47	155	157
Class A4, 5.509% 4/15/47	2,728	2,324
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (i)	1,448	1,498
Class A3, 5.7403% 6/15/49 (i)	2,049	1,826
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(i)	573	423
Series 2003-C8 Class XP, 0.3153% 11/15/35 (d)(i)(k)	4,141	12
Series 2003-C9 Class XP, 0.4734% 12/15/35 (d)(i)(k)	4,631	18
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(i)	928	789
Class 180B, 5.5782% 10/15/41 (d)(i)	422	338
Series 2005-C19 Class B, 4.892% 5/15/44	1,207	708
Series 2005-C22:
Class B, 5.3602% 12/15/44 (i)	2,676	1,260
Class F, 5.3602% 12/15/44 (d)(i)	2,013	456
Series 2006-C29 Class E, 5.516% 11/15/48 (i)	1,207	256
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,621	794
Class XP, 0.434% 12/15/43 (d)(i)(k)	14,351	208
Series 2007-C31 Class C, 5.6929% 4/15/47 (i)	332	63
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (i)	799	668
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $203,108)		236,215
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig. 5.25% 4/1/14	$ 9,000	$ 9,270
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	6,094	6,156
TOTAL MUNICIPAL SECURITIES (Cost $15,134)		15,426
Foreign Government and Government Agency Obligations - 1.0%

Canadian Government 2.375% 9/10/14	5,700	5,735
Chilean Republic 7.125% 1/11/12	3,362	3,685
Ontario Province:
1.875% 11/19/12	13,000	13,069
2.95% 2/5/15	22,700	22,866
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $44,900)		45,355
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $243)	267	284
Bank Notes - 0.1%

National City Bank, Cleveland 0.3556% 3/1/13 (i) (Cost $4,314)	5,490	5,325
Fixed-Income Funds - 5.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (j)	2,066,667	218,571
Fidelity Specialized High Income Central Fund (j)	444,248	42,230
TOTAL FIXED-INCOME FUNDS (Cost $251,056)		260,801
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (i)	$ 1,162	$ 921
MUFG Capital Finance 1 Ltd. 6.346% (i)	4,544	4,467
		5,388
TOTAL PREFERRED SECURITIES (Cost $3,448)		5,388
Cash Equivalents - 3.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 3,808	3,808
0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	146,807	146,806
TOTAL CASH EQUIVALENTS (Cost $150,614)		150,614
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $4,233,064)		4,440,554
NET OTHER ASSETS - 1.4%		62,707
NET ASSETS - 100%		$ 4,503,261
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $176,000) (h)

	Sept. 2037	$ 679	$ (651)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	446	(334)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	537	(339)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	1,282	(1,249)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	184	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)

	Oct. 2034	$ 592	$ (403)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	600	(568)
TOTAL CREDIT DEFAULT SWAPS		$ 4,324	$ (3,656)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	366
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	197,819	9,116
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(1,497,000))	Dec. 2011	30,000	2,368
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(4,235,000))	March 2012	75,000	7,524
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(2,262,000))	Nov. 2011	$ 40,000	$ 3,381
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2011	150,000	10,237
TOTAL INTEREST RATE SWAPS		$ 527,819	$ 32,992
		$ 532,143	$ 29,336
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $548,513,000 or 12.2% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $47,706,000 or 1.1% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,907,000.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,808,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 1,673
Banc of America Securities LLC	617
Barclays Capital, Inc.	1,518
$ 3,808
$146,806,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 98,252
HSBC Securities (USA), Inc.	14,142
ING Financial Markets LLC	1,414
J.P. Morgan Securities, Inc.	9,428
Mizuho Securities USA, Inc.	21,213
RBC Capital Markets Corp.	2,357
$ 146,806
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Corporate Bond 1-10 Year Central Fund	$ 9,142
Fidelity Specialized High Income Central Fund	1,739
Total	$ 10,881
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 413,890	$ -	$ 210,714	$ 218,571	9.1%
Fidelity Corporate Bond 1-5 Year Central Fund	30,646	-	31,054*	-	0.0%
Fidelity Specialized High Income Central Fund	56,460	1,740	19,288	42,230	9.9%
Total	$ 500,996	$ 1,740	$ 261,056	$ 260,801
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,472,691	$ -	$ 1,472,691	$ -
U.S. Government and Government Agency Obligations	1,594,621	-	1,594,621	-
U.S. Government Agency - Mortgage Securities	273,325	-	273,325	-
Asset-Backed Securities	269,224	-	258,563	10,661
Collateralized Mortgage Obligations	111,285	-	107,846	3,439
Commercial Mortgage Securities	236,215	-	211,956	24,259
Municipal Securities	15,426	-	15,426	-
Foreign Government and Government Agency Obligations	45,355	-	45,355	-
Supranational Obligations	284	-	284	-
Bank Notes	5,325	-	5,325	-
Fixed-Income Funds	260,801	260,801	-	-
Preferred Securities	5,388	-	5,388	-
Cash Equivalents	150,614	-	150,614	-
Total Investments in Securities:	$ 4,440,554	$ 260,801	$ 4,141,394	$ 38,359
Derivative Instruments:
Assets
Swap Agreements	$ 32,992	$ -	$ 32,992	$ -
Liabilities
Swap Agreements	$ (3,656)	$ -	$ (674)	$ (2,982)
Total Derivative Instruments:	$ 29,336	$ -	$ 32,318	$ (2,982)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 52,285
Total Realized Gain (Loss)	1,446
Total Unrealized Gain (Loss)	10,875
Cost of Purchases	90
Proceeds of Sales	(6,689)
Amortization/Accretion	1,058
Transfers in/out of Level 3	(20,706)
Ending Balance	$ 38,359
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 3,340
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,386)
Total Unrealized Gain (Loss)	171
Transfers in/out of Level 3	(767)
Ending Balance	$ (2,982)
Realized gain (loss) on Swap Agreements for the period	$ (37,979)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 164

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (3,656)
Interest Rate Risk
Swap Agreements (a)	32,992	-
Total Value of Derivatives	$ 32,992	$ (3,656)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Canada	2.2%
United Kingdom	2.0%
Australia	1.7%
Netherlands	1.0%
Others (individually less than 1%)	4.7%
100.0%
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $198,601,000 of which $54,135,000, $12,930,000 and $131,536,000 will expire on August 31, 2014, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $147,390,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2010

Assets
Investment in securities, at value (including repurchase agreements of $150,614) - See accompanying schedule: Unaffiliated issuers (cost $3,982,008)	$ 4,179,753
Fidelity Central Funds (cost $251,056)	260,801
Total Investments (cost $4,233,064)		$ 4,440,554
Cash		11
Receivable for investments sold		75,889
Receivable for swap agreements		8
Receivable for fund shares sold		6,152
Interest receivable		32,580
Distributions receivable from Fidelity Central Funds		959
Unrealized appreciation on swap agreements		32,992
Other receivables		109
Total assets		4,589,254

Liabilities
Payable for investments purchased	$ 75,852
Payable for swap agreements	6
Payable for fund shares redeemed	4,289
Distributions payable	397
Unrealized depreciation on swap agreements	3,656
Accrued management fee	1,181
Other affiliated payables	503
Other payables and accrued expenses	109
Total liabilities		85,993

Net Assets		$ 4,503,261
Net Assets consist of:
Paid in capital		$ 4,716,381
Undistributed net investment income		23,828
Accumulated undistributed net realized gain (loss) on investments		(469,428)
Net unrealized appreciation (depreciation) on investments		232,480
Net Assets, for 436,168 shares outstanding		$ 4,503,261
Net Asset Value, offering price and redemption price per share ($4,503,261 ÷ 436,168 shares)		$ 10.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010

Investment Income
Dividends		$ 178
Interest		91,553
Income from Fidelity Central Funds		10,881
Total income		102,612

Expenses
Management fee	$ 6,905
Transfer agent fees	2,185
Fund wide operations fee	727
Independent trustees' compensation	8
Miscellaneous	9
Total expenses before reductions	9,834
Expense reductions	(1)	9,833
Net investment income		92,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,311
Fidelity Central Funds	9,345
Swap agreements	15,254
Total net realized gain (loss)		103,910
Change in net unrealized appreciation (depreciation) on: Investment securities	41,417
Swap agreements	(8,212)
Total change in net unrealized appreciation (depreciation)		33,205
Net gain (loss)		137,115
Net increase (decrease) in net assets resulting from operations		$ 229,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,779	$ 247,442
Net realized gain (loss)	103,910	(666,918)
Change in net unrealized appreciation (depreciation)	33,205	545,720
Net increase (decrease) in net assets resulting from operations	229,894	126,244
Distributions to shareholders from net investment income	(92,688)	(253,119)
Distributions to shareholders from net realized gain	(8,621)	(19,796)
Total distributions	(101,309)	(272,915)
Share transactions Proceeds from sales of shares	834,140	1,258,789
Reinvestment of distributions	98,043	259,207
Cost of shares redeemed	(737,736)	(4,076,818)
Net increase (decrease) in net assets resulting from share transactions	194,447	(2,558,822)
Total increase (decrease) in net assets	323,032	(2,705,493)

Net Assets
Beginning of period	4,180,229	6,885,722
End of period (including undistributed net investment income of $23,828 and undistributed net investment income of $23,737, respectively)	$ 4,503,261	$ 4,180,229
Other Information Shares
Sold	81,589	133,503
Issued in reinvestment of distributions	9,573	27,949
Redeemed	(72,232)	(443,397)
Net increase (decrease)	18,930	(281,945)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.85	$ 10.12	$ 10.24	$ 10.14	$ 10.43	$ 10.54
Income from Investment Operations
Net investment income D	.217	.449	.483	.501	.169	.436	.366
Net realized and unrealized gain (loss)	.320	.205 G	(.278)	(.134)	.081	(.295)	(.009)
Total from investment operations	.537	.654	.205	.367	.250	.141	.357
Distributions from net investment income	(.217)	(.454)	(.475)	(.475)	(.150)	(.421)	(.362)
Distributions from net realized gain	(.020)	(.030)	-	(.012)	-	(.010)	(.105)
Total distributions	(.237)	(.484)	(.475)	(.487)	(.150)	(.431)	(.467)
Net asset value, end of period	$ 10.32	$ 10.02	$ 9.85	$ 10.12	$ 10.24	$ 10.14	$ 10.43
Total Return B,C	5.40%	7.13%	2.03%	3.63%	2.48%	1.36%	3.47%
Ratios to Average Net Assets E,I
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.46%	.62%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.46%	.62%
Expenses net of all reductions	.45% A	.45%	.44%	.44%	.44% A	.46%	.61%
Net investment income	4.28% A	4.80%	4.79%	4.89%	4.96% A	4.22%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 4,503	$ 4,180	$ 6,886	$ 8,300	$ 7,567	$ 7,658	$ 7,272
Portfolio turnover rate F	139% A,K	66% K	80%	94% K	71% A	44%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the period ended April 30. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Fixed-Income Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 82,560
Gross unrealized depreciation	(50,132)
Net unrealized appreciation (depreciation)	$ 32,428

Tax cost	$ 4,408,126

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $4,324 representing 0.1% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(3,656). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $2,907. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $4,324, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (34)	$ 228
Interest Rate Risk
Swap Agreements	15,288	(8,440)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 15,254	$ (8,212)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $15,254 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(8,212) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $612,995 and $786,036, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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7. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Other Affiliated Transactions.

On September 25, 2009, Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the Plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro-rata at its NAV per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $31,054 in return for 300 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end,

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Security Lending - continued

there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $33.

11. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of February 28, 2010, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended August 31, 2009, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 28, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended August 31, 2009, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 20, 2010

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Bond Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IBF-USAN-0410
1.784857.106

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its prorata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its prorata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,055.50	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.80%
Actual		$ 1,000.00	$ 1,055.30	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.52%
Actual		$ 1,000.00	$ 1,051.60	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,051.50	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,057.10	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,058.30	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations 62.4%	U.S. Government and U.S. Government Agency Obligations 63.9%
AAA 8.4%	AAA 8.2%
AA 2.9%	AA 3.0%
A 9.0%	A 11.0%
BBB 15.4%	BBB 19.3%
BB and Below 4.6%	BB and Below 5.5%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets † (2.7)%	Short-Term Investments and Net Other Assets † (11.0)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	6.3	5.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	4.2	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Corporate Bonds 27.6%	Corporate Bonds 34.1%
U.S. Government and U.S. Government Agency Obligations 62.4%	U.S. Government and U.S. Government Agency Obligations 63.9%
Asset-Backed Securities 2.9%	Asset-Backed Securities 2.2%
CMOs and Other Mortgage Related Securities 9.3%	CMOs and Other Mortgage Related Securities 9.7%
Municipal Bonds 0.3%	Municipal Bonds 0.8%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (2.7)%	Short-Term Investments and Net Other Assets † (11.0)%

* Foreign investments	6.4%	** Foreign investments	7.1%
* Futures and Swaps	4.4%	** Futures and Swaps	3.7%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,223	$ 1,236
5.875% 3/15/11	2,059	2,145
		3,381
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,458
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	472	487
5.875% 1/15/36	1,620	1,424
6.375% 6/15/14	7,400	8,058
		9,969
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	15,991	16,916
Comcast Corp.:
4.95% 6/15/16	9,366	9,754
6.55% 7/1/39	6,000	6,265
COX Communications, Inc. 6.25% 6/1/18 (d)	1,086	1,170
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,915
8.25% 2/1/30	11,272	10,145
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,168
News America, Inc.:
6.15% 3/1/37	3,755	3,760
6.9% 3/1/19	9,675	11,114
Time Warner Cable, Inc.:
5% 2/1/20	4,949	4,902
5.85% 5/1/17	11,782	12,669
Viacom, Inc.:
6.125% 10/5/17	5,422	5,953
6.75% 10/5/37	5,000	5,252
		96,983
TOTAL CONSUMER DISCRETIONARY		114,791
CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	5,675	6,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
6.875% 11/15/19 (d)	$ 16,892	$ 19,456
Diageo Capital PLC 5.2% 1/30/13	1,782	1,941
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	6,913
		34,465
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	7,742
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	6,594
5.625% 11/1/11	2,298	2,440
6% 2/11/13	5,827	6,433
6.25% 6/1/12	3,588	3,906
		19,373
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,159
9.7% 11/10/18	6,979	8,777
Reynolds American, Inc.:
6.75% 6/15/17	8,918	9,624
7.25% 6/15/37	13,136	13,564
		40,124
TOTAL CONSUMER STAPLES		101,704
ENERGY - 2.7%
Energy Equipment & Services - 0.4%
BJ Services Co. 6% 6/1/18	8,410	9,096
DCP Midstream LLC:
6.75% 9/15/37 (d)	4,304	4,481
9.75% 3/15/19 (d)	3,394	4,301
Weatherford International Ltd.:
5.15% 3/15/13	1,223	1,301
9.625% 3/1/19	4,130	5,262
		24,441
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Finance Co. 6.75% 5/1/11	4,328	4,576
Anadarko Petroleum Corp. 5.95% 9/15/16	17,384	19,007
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (d)	$ 4,820	$ 5,085
6.75% 11/15/39 (d)	2,502	2,749
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	255	261
Duke Energy Field Services:
6.875% 2/1/11	1,383	1,454
7.875% 8/16/10	5,117	5,278
EnCana Corp. 6.3% 11/1/11	2,854	3,077
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	2,462	2,591
6.85% 1/15/40 (d)	9,240	9,985
Nakilat, Inc. 6.067% 12/31/33 (d)	7,325	6,522
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	3,531	3,287
Nexen, Inc.:
5.05% 11/20/13	3,969	4,271
5.875% 3/10/35	6,230	5,944
6.4% 5/15/37	4,561	4,608
Pemex Project Funding Master Trust 0.8553% 12/3/12 (d)(j)	7,003	6,898
Petro-Canada:
6.05% 5/15/18	2,460	2,662
6.8% 5/15/38	6,080	6,684
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	16,475	16,618
6.875% 1/20/40	13,064	13,307
Petroleum Export Ltd. 4.633% 6/15/10 (d)	45	45
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,649
5.5% 9/30/14 (d)	4,894	5,163
6.75% 9/30/19 (d)	3,203	3,495
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	8,219
6.85% 6/1/39	2,162	2,388
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,654
Valero Energy Corp. 4.5% 2/1/15	3,884	3,904
		156,186
TOTAL ENERGY		180,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 13.0%
Capital Markets - 2.4%
BlackRock, Inc. 6.25% 9/15/17	$ 4,776	$ 5,288
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	3,088
5.95% 1/18/18	6,036	6,335
6% 5/1/14	6,745	7,403
6.15% 4/1/18	5,599	5,914
6.6% 1/15/12	1,373	1,490
6.75% 10/1/37	11,200	10,859
6.875% 1/15/11	112	118
7.5% 2/15/19	3,514	4,022
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,368	3,402
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	2,037
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	20,458
Lazard Group LLC:
6.85% 6/15/17	3,068	3,116
7.125% 5/15/15	9,694	10,314
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	19,893
Morgan Stanley:
0.5494% 1/9/14 (j)	25,182	24,060
6% 5/13/14	8,475	9,167
6.625% 4/1/18	10,000	10,640
7.3% 5/13/19	5,986	6,619
The Bank of New York, Inc. 4.95% 1/14/11	103	107
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,402
		164,732
Commercial Banks - 2.1%
American Express Centurion Bank 5.2% 11/26/10	697	718
Bank of America NA:
5.3% 3/15/17	7,685	7,561
6% 10/15/36	4,808	4,387
Barclays Bank PLC:
5.125% 1/8/20	7,862	7,720
6.75% 5/22/19	7,265	8,024
BB&T Capital Trust IV 6.82% 6/12/77 (j)	720	630
Chase Manhattan Corp. 7.875% 6/15/10	420	428
Credit Suisse (Guernsey) Ltd. 5.86% (j)	7,977	6,939
Credit Suisse New York Branch 6% 2/15/18	10,531	11,063
Credit Suisse New York Branch:
5.4% 1/14/20	6,086	6,113
5.5% 5/1/14	7,054	7,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(j)	$ 1,901	$ 1,806
Discover Bank 8.7% 11/18/19	2,410	2,600
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,528
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,870
8.25% 3/1/38	1,713	1,764
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,533
HSBC Holdings PLC:
0.4544% 10/6/16 (j)	907	872
6.5% 5/2/36	6,767	6,972
6.5% 9/15/37	2,956	3,033
KeyBank NA 5.8% 7/1/14	1,725	1,762
Korea Development Bank 5.75% 9/10/13	4,034	4,358
Lloyds TSB Bank PLC 5.8% 1/13/20 (d)	5,210	5,041
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(j)	572	534
PNC Funding Corp.:
0.3888% 1/31/12 (j)	1,433	1,413
3.625% 2/8/15	4,287	4,311
6.7% 6/10/19	3,985	4,485
Regions Bank 6.45% 6/26/37	1,888	1,485
Regions Financial Corp. 7.75% 11/10/14	5,850	6,018
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (d)(j)	898	863
5.805% 6/20/16 (d)(j)	2,020	1,993
Sovereign Bank 1.9588% 8/1/13 (j)	1,297	1,280
Standard Chartered Bank 6.4% 9/26/17 (d)	4,086	4,378
Wachovia Corp.:
0.3789% 4/23/12 (j)	151	149
0.3813% 10/15/11 (j)	302	300
4.875% 2/15/14	1,057	1,101
Wells Fargo & Co. 3.75% 10/1/14	7,790	7,884
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,080	2,123
		137,745
Consumer Finance - 0.6%
Capital One Bank USA NA 8.8% 7/15/19	7,970	9,577
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,687
Discover Financial Services:
0.7843% 6/11/10 (j)	1,653	1,648
10.25% 7/15/19	4,681	5,539
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp. 5.5% 1/8/20	$ 12,190	$ 12,258
Household Finance Corp. 6.375% 10/15/11	1,155	1,229
HSBC Finance Corp. 5.25% 1/14/11	818	844
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	1,223	1,223
SLM Corp.:
0.4536% 3/15/11 (j)	667	642
0.4789% 10/25/11 (j)	2,316	2,183
0.5489% 1/27/14 (j)	1,322	1,098
5% 10/1/13	490	459
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	192	201
		40,588
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	9,673	9,795
Citigroup, Inc.:
5.3% 10/17/12	3,453	3,628
5.5% 4/11/13	25,084	26,257
6.125% 11/21/17	3,500	3,540
6.125% 5/15/18	18,795	18,858
6.5% 1/18/11	532	554
6.5% 8/19/13	1,650	1,775
8.5% 5/22/19	5,000	5,770
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	2,465	2,487
6.75% 2/1/11	153	161
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	7,691	6,826
5.35% 4/15/12 (d)	1,917	1,891
5.5% 1/15/14 (d)	5,645	5,391
TECO Finance, Inc. 7% 5/1/12	6,735	7,314
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	1,019	1,048
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	3,983
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,053
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,830
		102,161
Insurance - 2.5%
Allstate Corp.:
6.2% 5/16/14	7,535	8,481
7.45% 5/16/19	5,694	6,687
Assurant, Inc. 5.625% 2/15/14	5,039	5,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 7,868	$ 8,293
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	11,725
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	9,630
10.75% 6/15/88 (d)(j)	5,039	5,442
Lincoln National Corp. 7% 5/17/66 (j)	1,398	1,194
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	7,055	8,711
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(j)	11,269	11,145
MetLife, Inc.:
6.125% 12/1/11	535	577
6.75% 6/1/16	5,620	6,244
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	4,449	4,668
5.125% 4/10/13 (d)	7,041	7,605
5.125% 6/10/14 (d)	4,961	5,324
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,988
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,127
New York Life Insurance Co. 6.75% 11/15/39 (d)	4,680	5,043
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,285
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	12,240	14,636
Prudential Financial, Inc.:
4.75% 9/17/15	9,207	9,521
7.375% 6/15/19	2,170	2,495
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	11,077	10,142
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	5,989
		166,204
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,018
6.125% 11/1/12	1,454	1,578
6.625% 9/15/11	412	439
Camden Property Trust 5.875% 11/30/12	3,797	3,982
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,259	3,256
5% 5/3/10	4,036	4,038
5.25% 4/15/11	4,835	4,819
5.375% 10/15/12	3,236	3,194
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
9.625% 3/15/16	$ 4,996	$ 5,480
Duke Realty LP:
4.625% 5/15/13	176	178
5.875% 8/15/12	711	744
Equity One, Inc.:
6% 9/15/17	4,047	3,786
6.25% 12/15/14	3,586	3,698
6.25% 1/15/17	2,676	2,634
Federal Realty Investment Trust:
5.4% 12/1/13	3,272	3,448
5.9% 4/1/20	1,740	1,749
6% 7/15/12	1,979	2,120
6.2% 1/15/17	1,522	1,569
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,744
6.65% 1/15/18	3,835	3,787
UDR, Inc. 5.5% 4/1/14	6,325	6,528
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	2,167
Washington (REIT) 5.95% 6/15/11	6,289	6,472
		68,428
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	5,685	5,938
6.3% 6/1/13	5,773	6,147
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,680	13,941
5.7% 5/1/17	810	763
5.75% 4/1/12	3,961	4,081
Colonial Properties Trust:
4.8% 4/1/11	473	465
5.5% 10/1/15	7,511	7,045
6.875% 8/15/12	2,950	3,031
Colonial Realty LP 6.05% 9/1/16	5,558	5,297
Duke Realty LP:
5.4% 8/15/14	6,313	6,413
5.5% 3/1/16	6,313	6,232
5.625% 8/15/11	3,863	4,015
5.95% 2/15/17	1,643	1,615
6.25% 5/15/13	4,560	4,815
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 6,346	$ 6,323
ERP Operating LP:
5.5% 10/1/12	7,592	8,119
6.625% 3/15/12	1,392	1,507
Liberty Property LP:
5.5% 12/15/16	3,932	3,857
6.375% 8/15/12	2,724	2,915
6.625% 10/1/17	3,918	4,006
Mack-Cali Realty LP:
5.05% 4/15/10	5,474	5,489
7.75% 2/15/11	1,739	1,827
Post Apartment Homes LP 6.3% 6/1/13	6,814	7,085
Reckson Operating Partnership LP:
5.15% 1/15/11	1,794	1,804
6% 3/31/16	1,534	1,471
Regency Centers LP 6.75% 1/15/12	7,337	7,779
Simon Property Group LP:
4.2% 2/1/15	2,530	2,560
4.6% 6/15/10	2,646	2,672
5.1% 6/15/15	3,937	4,106
5.3% 5/30/13	220	235
6.75% 2/1/40	6,113	6,144
Tanger Properties LP 6.15% 11/15/15	10,207	10,561
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (d)	7,300	7,867
		156,125
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
5.65% 5/1/18	18,622	18,575
6.5% 8/1/16	6,800	7,310
7.375% 5/15/14	5,798	6,520
7.625% 6/1/19	1,715	1,939
Countrywide Home Loans, Inc. 4% 3/22/11	1,217	1,254
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
2.0706% 4/1/14 (j)	$ 3,116	$ 3,076
2.3134% 6/20/13 (j)	1,646	1,636
		40,310
TOTAL FINANCIALS		876,293
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,687
6.25% 6/15/14	3,144	3,519
7.25% 6/15/19	2,036	2,369
		11,575
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	561
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	353	352
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,545
6.795% 2/2/20	657	601
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,460	7,162
7.57% 11/18/10	13,914	14,140
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,535	2,978
8.36% 7/20/20	11,912	10,989
		37,767
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
5.15% 10/15/10	1,005	1,032
5.45% 10/15/12	240	264
		1,296
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	574
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	$ 3,739	$ 3,627
TOTAL INDUSTRIALS		43,825
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	4,680	4,676
5.5% 1/15/40	4,680	4,540
		9,216
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,379
6.55% 10/1/17	5,174	5,694
		12,073
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	5,797	5,803
National Semiconductor Corp. 0.5036% 6/15/10 (j)	2,459	2,455
		8,258
TOTAL INFORMATION TECHNOLOGY		29,547
MATERIALS - 1.0%
Chemicals - 0.5%
Dow Chemical Co.:
7.6% 5/15/14	20,383	23,285
8.55% 5/15/19	6,600	7,979
		31,264
Metals & Mining - 0.5%
Anglo American Capital PLC 9.375% 4/8/19 (d)	5,678	7,263
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	5,241	5,798
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 6,052	$ 6,883
8.95% 5/1/14	6,462	7,841
		35,671
TOTAL MATERIALS		66,935
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	10,394	11,111
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,371
British Telecommunications PLC 9.125% 12/15/10 (c)	1,934	2,055
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,448
5.875% 8/20/13	6,186	6,794
France Telecom SA 7.75% 3/1/11 (c)	2,706	2,887
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,411
7.625% 1/30/11	5,123	5,225
Telecom Italia Capital SA:
4.875% 10/1/10	3,277	3,342
4.95% 9/30/14	6,637	6,928
5.25% 10/1/15	3,019	3,168
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,762
5.877% 7/15/19	2,416	2,550
6.221% 7/3/17	1,964	2,167
Verizon Communications, Inc. 6.1% 4/15/18	5,800	6,353
		70,572
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	6,274	6,559
5.875% 10/1/19 (d)	6,119	6,416
Sprint Nextel Corp. 6% 12/1/16	12,603	10,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5.5% 6/15/11	$ 3,420	$ 3,608
5.625% 2/27/17	1,742	1,870
		29,355
TOTAL TELECOMMUNICATION SERVICES		99,927
UTILITIES - 3.0%
Electric Utilities - 1.4%
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	5,258
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,386
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,281
EDP Finance BV 6% 2/2/18 (d)	14,961	15,686
Exelon Corp. 4.9% 6/15/15	15,945	16,665
Mid-American Energy Co. 5.65% 7/15/12	942	1,024
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,196
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,571
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	9,216	7,972
Progress Energy, Inc. 6% 12/1/39	4,672	4,589
		96,628
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,626	3,831
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,372
		7,203
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	7,906	8,615
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	15,160
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,438
6.5% 5/1/18	6,705	7,189
PSEG Power LLC 7.75% 4/15/11	2,038	2,175
		36,577
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	390
5.5% 12/1/39	2,994	2,896
7.5% 9/1/10	475	491
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	2,580	2,387
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (j)	$ 4,578	$ 4,532
DTE Energy Co. 7.05% 6/1/11	3,168	3,357
KeySpan Corp. 7.625% 11/15/10	212	222
National Grid PLC 6.3% 8/1/16	15,626	17,321
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,859
5.45% 9/15/20	6,378	6,353
6.4% 3/15/18	10,710	11,500
7.875% 11/15/10	1,421	1,483
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	11,838	10,921
		63,712
TOTAL UTILITIES		204,120
TOTAL NONCONVERTIBLE BONDS (Cost $1,652,785)		1,729,344
U.S. Government and Government Agency Obligations - 31.2%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	19,500	19,703
U.S. Treasury Inflation Protected Obligations - 5.7%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	92,488	94,852
2% 1/15/14	24,194	25,848
2.375% 1/15/17 (g)	184,911	200,991
2.625% 7/15/17	57,229	63,440
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		385,131
U.S. Treasury Obligations - 25.2%
U.S. Treasury Bonds:
4.375% 11/15/39	30,508	29,602
4.5% 8/15/39	201,117	199,326
U.S. Treasury Notes:
0.75% 11/30/11	471,073	471,662
1.125% 12/15/12	104,008	103,650
2.625% 7/31/14	235,815	241,618
2.75% 10/31/13	499,918	518,787
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 11/15/19	$ 93,106	$ 91,302
4% 8/15/18	30,291	31,612
5.125% 5/15/16	10,500	11,922
TOTAL U.S. TREASURY OBLIGATIONS		1,699,481
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,071,951)		2,104,315
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 12.6%
3.364% 10/1/34 (j)	9,916	10,344
3.951% 9/1/35 (j)	5,212	5,406
4% 3/1/25 (e)	28,000	28,573
4% 3/1/25 (e)	4,000	4,082
4% 3/1/25 (e)	4,000	4,082
4.058% 8/1/35 (j)	1,681	1,730
4.288% 6/1/36 (j)	396	411
4.3% 2/1/35 (j)	5,528	5,799
4.372% 10/1/37 (j)	15,741	16,368
4.5% 4/1/23 to 3/1/40	123,731	125,244
4.5% 3/1/25 (e)	10,000	10,410
4.5% 3/1/40 (e)	7,000	7,076
4.612% 5/1/35 (j)	14,453	14,972
5% 4/1/18 to 2/1/40	100,771	105,010
5% 3/1/25 (e)	13,200	13,915
5% 3/1/40 (e)	3,000	3,109
5% 3/1/40 (e)(f)	28,000	29,019
5% 3/1/40 (e)	16,000	16,582
5.188% 4/1/36 (j)	8,820	9,141
5.5% 1/1/24 to 2/1/40	139,363	147,765
5.5% 3/1/40 (e)(f)	15,000	15,793
5.5% 4/1/40 (e)(f)	15,000	15,772
5.515% 7/1/37 (j)	1,243	1,290
6% 7/1/21 to 11/1/38	107,858	116,410
6% 3/1/40 (e)(f)	9,500	10,077
6% 4/1/40 (e)(f)	9,500	10,092
6% 5/1/40 (e)	8,000	8,486
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 5/1/40 (e)(f)	$ 9,500	$ 10,077
6.5% 5/1/31 to 9/1/38	37,188	40,235
6.5% 3/1/40 (e)(f)	8,000	8,539
6.5% 3/1/40 (e)(f)	12,000	12,809
6.5% 4/1/40 (e)(f)	25,000	26,793
6.5% 5/1/40 (e)(f)	12,000	12,848
TOTAL FANNIE MAE		848,259
Freddie Mac - 1.4%
3.021% 8/1/35 (j)	8,578	8,928
3.14% 10/1/34 (j)	4,703	4,923
3.391% 1/1/36 (j)	2,849	2,964
4.554% 4/1/35 (j)	11,258	11,669
4.63% 4/1/35 (j)	8,963	9,270
4.731% 7/1/35 (j)	3,417	3,521
5% 9/1/39	2,957	3,083
5.681% 10/1/35 (j)	632	664
6% 7/1/37	298	322
6% 3/1/40 (e)(f)	18,500	19,804
6% 3/1/40 (e)	7,000	7,493
6% 3/1/40 (e)	5,500	5,888
6.5% 3/1/40 (e)	13,000	14,025
TOTAL FREDDIE MAC		92,554
Government National Mortgage Association - 0.7%
4% 3/1/40 (e)	5,000	4,935
4% 3/1/40 (e)	10,000	9,869
4% 3/1/40 (e)	13,000	12,830
5.5% 12/20/28 to 12/15/38	21,118	22,526
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $974,065)		990,973
Asset-Backed Securities - 2.9%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (j)	$ 1,444	$ 560
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (j)	491	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (j)	142	134
Class M2, 1.8788% 2/25/34 (j)	275	144
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (j)	184	163
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (j)	137	4
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (j)	135	3
Class M5, 0.6188% 4/25/36 (j)	88	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (j)	974	949
Series 2006-C1 Class C1, 0.7088% 10/20/14 (j)	203	4
Series 2007-A4 Class A4, 0.2588% 4/22/13 (j)	867	845
Series 2007-D1 Class D, 1.6288% 1/22/13 (d)(j)	6,136	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7306% 6/15/32 (d)(j)	6,259	2,691
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(j)	258	258
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	2,720	2,767
Class A4, 3% 10/15/15 (d)	2,700	2,772
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (d)(j)	13,880	13,880
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	130	131
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	789
Class E, 6.96% 3/31/16 (d)	3,214	2,964
Series 2007-2M Class A3, 5.22% 4/8/10	118	120
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (j)	88	55
Series 2004-R11 Class M1, 0.8888% 11/25/34 (j)	454	151
Series 2004-R2 Class M3, 0.7788% 4/25/34 (j)	122	13
Series 2005-R2 Class M1, 0.6788% 4/25/35 (j)	1,638	1,171
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (j)	38	27
Series 2004-W7 Class M1, 0.7788% 5/25/34 (j)	1,012	478
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (j)	$ 1,198	$ 380
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (j)	2,117	1,201
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (j)	149	8
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(j)	5,160	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,538
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	4,300	4,373
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (j)	795	771
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (j)	1,740	1,653
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (j)	368	354
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,265	1,289
Class C, 5.31% 6/15/12	930	950
Series 2007-1 Class C, 5.38% 11/15/12	331	345
Series 2007-SN1 Class D, 6.05% 1/17/12	162	161
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(j)	9,323	9,343
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	194	196
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(j)	2,306	2,298
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (d)(j)	363	39
Class B, 0.9788% 7/20/39 (d)(j)	355	19
Class C, 1.3288% 7/20/39 (d)(j)	456	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	682
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (j)	905	180
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (j)	572	11
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (d)(j)	855	21
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (j)	127	25
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (j)	251	10
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (j)	1,429	487
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(j)	143	126
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC: - continued
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	$ 323	$ 289
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	198	198
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	24,330	24,492
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (j)	607	27
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (j)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (j)	76	73
Series 2007-4 Class A1A, 0.3513% 9/25/37 (j)	438	425
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (j)	126	32
Series 2004-4 Class M2, 1.0238% 6/25/34 (j)	467	161
Series 2005-3 Class MV1, 0.6488% 8/25/35 (j)	1,271	1,160
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (j)	203	186
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	591	602
Series 2007-B Class A3, 5.47% 11/15/11 (d)	67	67
Series 2007-C Class A3, 5.43% 5/15/12 (d)	101	102
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,272	2,817
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (j)	2,306	2,305
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,063	1,085
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (j)	31	27
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (j)	231	82
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (j)	4,467	1,418
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (j)	19	5
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (j)	3,203	2,847
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (j)	58	58
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,582
Series 2006-C:
Class B, 5.3% 6/15/12	409	430
Class D, 6.89% 5/15/13 (d)	2,428	2,566
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2007-A Class D, 7.05% 12/15/13 (d)	$ 1,378	$ 1,477
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,458
Class A4, 2.98% 8/15/14	3,000	3,094
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (j)	612	590
Series 2010-1 Class A, 1.8822% 12/15/14 (d)(j)	12,300	12,358
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	42
Series 2007-1:
Class A4, 5.03% 2/16/15	286	295
Class C, 5.43% 2/16/15	350	330
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (j)	752	245
Class M4, 0.9088% 1/25/35 (j)	289	38
Series 2006-D Class M1, 0.4588% 11/25/36 (j)	184	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(j)	2,174	1,413
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,750	1,313
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (d)(j)	250	220
Series 2006-2A:
Class A, 0.4119% 11/15/34 (d)(j)	1,578	1,199
Class B, 0.5119% 11/15/34 (d)(j)	572	200
Class C, 0.6119% 11/15/34 (d)(j)	947	265
Class D, 0.9819% 11/15/34 (d)(j)	361	76
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (j)	3,765	3,765
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (j)	751	727
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (j)	421	253
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	236	234
Series 2007-1:
Class B, 5.53% 12/15/14	55	56
Class C, 5.74% 12/15/14	118	113
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	501	77
Class M1, 0.8788% 6/25/34 (j)	2,042	966
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (j)	$ 827	$ 44
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (j)	342	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(j)	523	100
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(j)	519	93
Class C, 0.7788% 9/25/46 (d)(j)	1,211	157
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (j)	277	148
Series 2003-3 Class M1, 1.5188% 8/25/33 (j)	685	330
Series 2003-5 Class A2, 0.9288% 12/25/33 (j)	26	13
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (j)	150	145
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (j)	1,867	1,753
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (j)	7	7
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (j)	727	439
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (j)	1,144	394
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,497
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	48	48
Class C, 5.34% 11/15/12	48	48
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (j)	116	3
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (j)	1,144	928
Class MV1, 0.4588% 11/25/36 (j)	928	337
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (j)	326	16
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (j)	730	599
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (j)	3	3
Class 2C, 1.4006% 3/27/42 (j)	2,011	376
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (d)(j)	371	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,136	2,179
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (j)	188	134
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	$ 19	$ 16
Class C, 5.691% 10/20/28 (d)	8	7
Class D, 6.01% 10/20/28 (d)	100	76
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (j)	410	13
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (j)	622	30
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (j)	119	53
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	178	182
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (j)	476	341
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (j)	1,762	1,551
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (j)	23	22
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (j)	2,359	1,340
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (j)	45	35
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (j)	317	121
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (j)	331	76
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (j)	150	4
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(j)(l)	2,480	102
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	2,736	497
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	265	13
Series 2006-2 Class AIO, 6% 8/25/11 (l)	132	9
Series 2006-3:
Class A1, 0.2588% 9/25/19 (j)	181	180
Class AIO, 7.1% 1/25/12 (l)	212	25
Series 2006-4:
Class A1, 0.2588% 3/25/25 (j)	464	456
Class AIO, 6.35% 2/27/12 (l)	673	76
Class D, 1.3288% 5/25/32 (j)	1,537	43
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	905	127
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	769	112
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (j)	1,132	371
Series 2005-D Class M2, 0.6988% 2/25/36 (j)	538	58
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (j)	194	189
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(j)	449	175
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(j)	$ 933	$ 345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (j)	93	89
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (j)	138	131
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (j)	422	117
Class M4, 1.6788% 9/25/34 (j)	542	76
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (j)	1,624	1,132
Class M3, 0.7888% 1/25/35 (j)	379	182
Class M4, 1.0588% 1/25/35 (j)	1,171	157
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (j)	1,440	20
Class M9, 2.1088% 5/25/35 (j)	236	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(j)	2,416	2,393
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	201	201
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (j)	407	14
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (j)	127	123
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (j)	4	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (j)	1,417	910
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (j)	54	1
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (j)	35	16
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (j)	19	18
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(j)	743	690
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (j)	1,009	153
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (j)	63	14
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (j)	2,305	1,937
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	694	662
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (j)	$ 2,667	$ 2,658
Class B, 0.4519% 6/15/12 (j)	242	238
Class C, 0.7319% 6/15/12 (j)	145	142
Series 2007-2 Class A, 0.8819% 10/15/12 (j)	1,632	1,625
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (j)	23	16
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (d)(j)	1,698	85
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	617	643
Series 2007-A Class A3, 5.28% 2/13/12	243	244
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (j)	2,910	2,872
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	290	295
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	233	239
Class D, 5.54% 12/20/12 (d)	332	338
Class E, 7.05% 5/20/14 (d)	3,929	3,836
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (j)	364	6
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(j)	6,423	6,329
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	6,931	7,118
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(j)	1,020	1,021
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(j)	3,966	3,960
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (j)	76	76
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(j)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $197,550)		198,774
Collateralized Mortgage Obligations - 1.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(j)	$ 1,133	$ 453
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (j)	1,123	263
Class C, 5.6986% 4/10/49 (j)	2,997	667
Class D, 5.6986% 4/10/49 (j)	1,500	283
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (j)	1,301	1,154
Series 2004-1 Class 2A2, 3.676% 10/25/34 (j)	1,442	1,257
Series 2004-A Class 2A2, 4.4789% 2/25/34 (j)	185	167
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (j)	100	84
Class 2A2, 4.5532% 3/25/34 (j)	810	711
Series 2004-D Class 2A2, 3.8658% 5/25/34 (j)	1,274	1,125
Series 2004-G Class 2A7, 3.9253% 8/25/34 (j)	1,126	991
Series 2004-H Class 2A1, 3.7605% 9/25/34 (j)	994	851
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(j)(l)	37,582	2,898
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (j)	1,972	1,481
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (d)(j)(l)	2,579	33
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (j)	1,275	1,115
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (j)	1,459	1,344
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (j)	1,372	1,434
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (j)	1,200	1,103
Class A4, 3.0036% 8/25/34 (j)	999	917
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	307
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(j)	1,372	1,300
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (j)	20	20
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (j)	1,520	1,414
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (j)	$ 173	$ 168
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (j)	39	28
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (j)	1,249	1,133
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(j)	2,627	2,516
Class C2, 0.7213% 10/18/54 (d)(j)	881	810
Class M2, 0.5013% 10/18/54 (d)(j)	1,509	1,379
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(j)	183	182
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(j)	2,144	1,948
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(j)	2,469	2,352
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (j)	117	41
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(j)	5,059	1,771
Series 2006-2 Class C1, 0.6988% 12/20/54 (j)	4,271	1,452
Series 2006-3 Class C2, 0.7288% 12/20/54 (j)	890	312
Series 2006-4:
Class B1, 0.3188% 12/20/54 (j)	3,376	2,296
Class C1, 0.6088% 12/20/54 (j)	2,064	722
Class M1, 0.3988% 12/20/54 (j)	889	551
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (j)	1,688	574
Class 1M1, 0.3788% 12/20/54 (j)	1,120	672
Class 2C1, 0.6588% 12/20/54 (j)	768	261
Class 2M1, 0.4788% 12/20/54 (j)	1,438	863
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (j)	1,992	697
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (j)	341	162
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (j)	511	418
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (j)	319	184
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (j)	171	56
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,620
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (j)	$ 1,633	$ 1,263
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (j)	1,823	1,754
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (j)	1,453	1,319
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	622
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(j)	308	139
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (j)	1,006	413
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (j)	311	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (j)	1,528	818
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(j)	190	142
Class C, 0.4219% 6/15/22 (d)(j)	1,173	763
Class D, 0.4319% 6/15/22 (d)(j)	452	248
Class E, 0.4419% 6/15/22 (d)(j)	722	375
Class F, 0.4719% 6/15/22 (d)(j)	1,196	562
Class G, 0.5419% 6/15/22 (d)(j)	271	122
Class H, 0.5619% 6/15/22 (d)(j)	542	217
Class J, 0.6019% 6/15/22 (d)(j)	633	221
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (j)	1,608	1,405
Series 2005-A2 Class A7, 3.0982% 2/25/35 (j)	1,417	1,266
Series 2006-A6 Class A4, 3.6193% 10/25/33 (j)	1,141	997
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	5,874	6,043
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (j)	2,152	1,658
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (j)	2,252	138
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (j)	1,741	1,690
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (j)	3,680	2,939
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (d)(j)	1,468	689
Class B6, 3.0784% 7/10/35 (d)(j)	1,946	1,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(j)	$ 541	$ 283
Class B5, 1.9284% 2/10/36 (d)(j)	360	192
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(j)	389	199
Class B5, 1.7784% 2/10/36 (d)(j)	288	123
Class B6, 2.2284% 2/10/36 (d)(j)	148	46
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(j)	511	237
Class B5, 1.5784% 9/10/36 (d)(j)	567	253
Class B6, 1.9784% 9/10/36 (d)(j)	165	59
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	715	613
Series 2004-SL3 Class A1, 7% 8/25/16	58	49
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(j)	337	280
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	179
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (j)	34	17
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(j)	60	51
Series 2003-15A Class 4A, 5.3948% 4/25/33 (j)	459	426
Series 2003-20 Class 1A1, 5.5% 7/25/33	458	458
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (j)	2,597	1,377
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (j)	9	9
Series 2003-AR8 Class A, 2.8492% 8/25/33 (j)	833	762
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (j)	2,183	1,860
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9948% 11/25/34 (j)	2,188	2,018
Series 2005-AR12 Class 2A6, 3.2077% 7/25/35 (j)	2,824	2,545
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (j)	1,903	1,698
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (j)	$ 1,641	$ 1,434
Series 2006-AR8 Class 3A1, 5.2212% 4/25/36 (j)	18,686	15,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,214)		103,333
Commercial Mortgage Securities - 7.8%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (j)	1,605	1,714
Class A2, 7.1267% 2/14/43 (j)	1,009	1,095
Class A3, 7.1767% 2/14/43 (j)	1,089	1,182
Class PS1, 1.5186% 2/14/43 (j)(l)	4,833	174
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (j)	1,602	1,677
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	8,107
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	186	189
Series 2006-5:
Class A1, 5.185% 9/10/47	51	52
Class A2, 5.317% 9/10/47	5,295	5,468
Class A3, 5.39% 9/10/47	1,913	1,958
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,816
Series 2007-2 Class A1, 5.421% 4/10/49	154	159
Series 2007-4 Class A3, 5.8113% 2/10/51 (j)	1,368	1,400
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	114
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	2,291	2,346
Class A4, 5.6579% 6/10/49 (j)	2,860	2,551
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	157	157
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,810
Series 2004-2:
Class A3, 4.05% 11/10/38	1,749	1,762
Class A4, 4.153% 11/10/38	1,740	1,707
Series 2004-4 Class A3, 4.128% 7/10/42	256	256
Series 2005-1 Class A3, 4.877% 11/10/42	2,932	2,931
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	420	425
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	767
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	$ 343	$ 315
Class K, 6.15% 5/11/35 (d)	638	547
Series 2003-2 Class XP, 0.293% 3/11/41 (d)(j)(l)	9,253	24
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,339
Series 2005-6 Class A3, 5.1785% 9/10/47 (j)	2,470	2,528
Series 2007-1 Class B, 5.543% 1/15/49	826	230
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(j)	589	501
Class D, 0.5919% 3/15/22 (d)(j)	597	496
Class E, 0.6319% 3/15/22 (d)(j)	493	399
Class F, 0.7019% 3/15/22 (d)(j)	489	371
Class G, 0.7619% 3/15/22 (d)(j)	317	222
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (d)(j)	882	732
Class D, 0.4419% 10/15/19 (d)(j)	1,077	862
Class E, 0.4719% 10/15/19 (d)(j)	998	758
Class F, 0.5419% 10/15/19 (d)(j)	2,362	1,606
Class G, 0.5619% 10/15/19 (d)(j)	951	552
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(j)	70	37
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(j)	1,141	879
Class B, 2.1288% 4/25/34 (d)(j)	128	59
Class M1, 0.7888% 4/25/34 (d)(j)	103	65
Class M2, 1.4288% 4/25/34 (d)(j)	94	50
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(j)	875	637
Class M1, 0.8088% 8/25/34 (d)(j)	159	91
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(j)	1,925	1,376
Class A2, 0.6488% 1/25/35 (d)(j)	277	174
Class M1, 0.7288% 1/25/35 (d)(j)	332	179
Class M2, 1.2288% 1/25/35 (d)(j)	167	77
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(j)	1,554	1,048
Class M1, 0.6588% 8/25/35 (d)(j)	82	38
Class M2, 0.7088% 8/25/35 (d)(j)	135	58
Class M3, 0.7288% 8/25/35 (d)(j)	75	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M4, 0.8388% 8/25/35 (d)(j)	$ 68	$ 25
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(j)	601	423
Class A2, 0.6288% 11/25/35 (d)(j)	562	340
Class M1, 0.6688% 11/25/35 (d)(j)	120	56
Class M2, 0.7188% 11/25/35 (d)(j)	90	40
Class M3, 0.7388% 11/25/35 (d)(j)	81	33
Class M4, 0.8288% 11/25/35 (d)(j)	101	39
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(j)	1,395	872
Class B1, 1.6288% 1/25/36 (d)(j)	121	37
Class M1, 0.6788% 1/25/36 (d)(j)	450	220
Class M2, 0.6988% 1/25/36 (d)(j)	135	62
Class M3, 0.7288% 1/25/36 (d)(j)	197	85
Class M4, 0.8388% 1/25/36 (d)(j)	109	41
Class M5, 0.8788% 1/25/36 (d)(j)	109	38
Class M6, 0.9288% 1/25/36 (d)(j)	116	37
Series 2006-1:
Class A2, 0.5888% 4/25/36 (d)(j)	212	125
Class M1, 0.6088% 4/25/36 (d)(j)	129	55
Class M2, 0.6288% 4/25/36 (d)(j)	136	54
Class M3, 0.6488% 4/25/36 (d)(j)	117	44
Class M4, 0.7488% 4/25/36 (d)(j)	66	24
Class M5, 0.7888% 4/25/36 (d)(j)	64	22
Class M6, 0.8688% 4/25/36 (d)(j)	129	41
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(j)	3,774	2,575
Class A2, 0.5088% 7/25/36 (d)(j)	195	114
Class B1, 1.0988% 7/25/36 (d)(j)	124	37
Class B3, 2.9288% 7/25/36 (d)(j)	110	29
Class M1, 0.5388% 7/25/36 (d)(j)	204	88
Class M2, 0.5588% 7/25/36 (d)(j)	144	58
Class M3, 0.5788% 7/25/36 (d)(j)	119	44
Class M4, 0.6488% 7/25/36 (d)(j)	137	49
Class M5, 0.6988% 7/25/36 (d)(j)	99	33
Class M6, 0.7688% 7/25/36 (d)(j)	148	48
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(j)	127	22
Class B2, 1.5788% 10/25/36 (d)(j)	155	23
Class B3, 2.8288% 10/25/36 (d)(j)	149	22
Class M4, 0.6588% 10/25/36 (d)(j)	140	37
Class M5, 0.7088% 10/25/36 (d)(j)	168	40
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M6, 0.7888% 10/25/36 (d)(j)	$ 329	$ 66
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(j)	691	465
Class A2, 0.4988% 12/25/36 (d)(j)	3,505	1,608
Class B1, 0.9288% 12/25/36 (d)(j)	174	42
Class B2, 1.4788% 12/25/36 (d)(j)	178	38
Class B3, 2.6788% 12/25/36 (d)(j)	187	34
Class M1, 0.5188% 12/25/36 (d)(j)	225	74
Class M2, 0.5388% 12/25/36 (d)(j)	150	46
Class M3, 0.5688% 12/25/36 (d)(j)	152	44
Class M4, 0.6288% 12/25/36 (d)(j)	182	49
Class M5, 0.6688% 12/25/36 (d)(j)	167	42
Class M6, 0.7488% 12/25/36 (d)(j)	150	35
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(j)	756	446
Class B1, 0.8988% 3/25/37 (d)(j)	240	46
Class B2, 1.3788% 3/25/37 (d)(j)	174	28
Class B3, 3.5788% 3/25/37 (d)(j)	477	62
Class M1, 0.4988% 3/25/37 (d)(j)	212	84
Class M2, 0.5188% 3/25/37 (d)(j)	158	55
Class M3, 0.5488% 3/25/37 (d)(j)	209	65
Class M4, 0.5988% 3/25/37 (d)(j)	170	48
Class M5, 0.6488% 3/25/37 (d)(j)	177	44
Class M6, 0.7288% 3/25/37 (d)(j)	247	54
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(j)	1,884	1,225
Class A2, 0.5488% 7/25/37 (d)(j)	1,764	829
Class B1, 1.8288% 7/25/37 (d)(j)	528	82
Class B2, 2.4788% 7/25/37 (d)(j)	460	76
Class B3, 3.5788% 7/25/37 (d)(j)	517	72
Class M1, 0.5988% 7/25/37 (d)(j)	601	211
Class M2, 0.6388% 7/25/37 (d)(j)	313	97
Class M3, 0.7188% 7/25/37 (d)(j)	317	82
Class M4, 0.8788% 7/25/37 (d)(j)	659	145
Class M5, 0.9788% 7/25/37 (d)(j)	582	116
Class M6, 1.2288% 7/25/37 (d)(j)	740	126
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(j)	754	361
Class B1, 1.1788% 7/25/37 (d)(j)	455	97
Class B2, 1.8288% 7/25/37 (d)(j)	1,169	212
Class B3, 4.2288% 7/25/37 (d)(j)	606	92
Class M1, 0.5388% 7/25/37 (d)(j)	400	143
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.5688% 7/25/37 (d)(j)	$ 427	$ 141
Class M3, 0.5988% 7/25/37 (d)(j)	687	213
Class M4, 0.7288% 7/25/37 (d)(j)	1,082	297
Class M5, 0.8288% 7/25/37 (d)(j)	548	128
Class M6, 1.0288% 7/25/37 (d)(j)	416	107
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (d)(j)	251	28
Class B2, 3.6788% 9/25/37 (d)(j)	910	91
Class M1, 1.1788% 9/25/37 (d)(j)	242	56
Class M2, 1.2788% 9/25/37 (d)(j)	242	46
Class M4, 1.8288% 9/25/37 (d)(j)	617	92
Class M5, 1.9788% 9/25/37 (d)(j)	617	80
Class M6, 2.1788% 9/25/37 (d)(j)	618	74
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,712	119
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	8,191	820
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(j)	639	351
Class H, 0.8819% 3/15/19 (d)(j)	429	206
Class J, 1.0819% 3/15/19 (d)(j)	323	139
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(j)	489	245
Class E, 0.5319% 3/15/22 (d)(j)	2,544	1,196
Class F, 0.5819% 3/15/22 (d)(j)	1,561	671
Class G, 0.6319% 3/15/22 (d)(j)	401	160
Class H, 0.7819% 3/15/22 (d)(j)	489	176
Class J, 0.9319% 3/15/22 (d)(j)	489	137
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	669	684
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,496	1,537
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,737
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,780
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	177	182
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	13,521
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (j)	803	759
Series 2007-PW17 Class A1, 5.282% 6/11/50	664	679
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	11,811
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	425	435
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(j)(l)	10,636	85
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW13 Class A3, 5.518% 9/11/41	$ 4,842	$ 5,067
Series 2006-PW14 Class X2, 0.653% 12/11/38 (d)(j)(l)	18,592	373
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	181	182
Class A4, 5.4629% 4/12/38 (j)	172	182
Series 2007-PW15 Class A1, 5.016% 2/11/44	343	352
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(j)	220	89
Class C, 5.7189% 6/11/40 (d)(j)	183	70
Class D, 5.7189% 6/11/40 (d)(j)	183	52
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(j)(l)	128,162	1,799
Series 2007-T28 Class X2, 0.175% 9/11/42 (d)(j)(l)	64,096	553
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(j)	796	526
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,671
Class XCL, 2.0744% 5/15/35 (d)(j)(l)	20,662	698
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	545
Class F, 7.734% 1/15/32	298	295
Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	4,821
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(j)	1,395	1,448
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (d)(j)	490	346
Class G, 0.5631% 11/15/36 (d)(j)	408	260
Class H, 0.6031% 11/15/36 (d)(j)	327	192
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,329	815
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	445	460
Class A2, 5.7001% 12/10/49 (j)	1,370	1,426
Class A4, 5.7001% 12/10/49 (j)	3,103	2,954
Series 2007-FL3A Class A2, 0.3719% 4/15/22 (d)(j)	4,955	3,341
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (j)	572	583
Series 2007-CD4:
Class A1, 4.977% 12/11/49	311	316
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer:
Class A2A, 5.237% 12/11/49	$ 1,221	$ 1,274
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,309
Class C, 5.476% 12/11/49	2,583	646
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)	63	64
Series 2007-C3 Class A3, 5.8203% 5/15/46 (j)	1,372	1,385
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	1,029
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (d)(j)	3,073	2,397
Class C, 0.5019% 4/15/17 (d)(j)	1,104	795
Class D, 0.5419% 4/15/17 (d)(j)	753	490
Class E, 0.6019% 4/15/17 (d)(j)	240	144
Class F, 0.6419% 4/15/17 (d)(j)	136	72
Class G, 0.7819% 4/15/17 (d)(j)	136	61
Class H, 0.8519% 4/15/17 (d)(j)	136	43
Class J, 1.0819% 4/15/17 (d)(j)	104	26
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(j)	1,419	1,305
Class D, 0.5719% 11/15/17 (d)(j)	74	66
Class E, 0.6219% 11/15/17 (d)(j)	262	223
Class F, 0.6819% 11/15/17 (d)(j)	200	156
Class G, 0.7319% 11/15/17 (d)(j)	138	93
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (d)(j)	1,955	1,505
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	50	51
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,898
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,319	2,279
Series 2007-C9 Class A4, 5.816% 12/10/49 (j)	3,036	2,948
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(j)(l)	2,340	18
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	776
Class XP, 0.4838% 12/10/46 (j)(l)	12,473	177
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	87	88
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	$ 309	$ 314
Class AJ, 5.373% 12/15/39	2,778	1,175
Series 2007-C2:
Class A1, 5.269% 1/15/49	89	90
Class A3, 5.542% 1/15/49 (j)	2,744	2,290
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	173	177
Class A4, 5.7225% 6/15/39 (j)	825	695
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	7,997
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (j)(l)	7,920	165
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	1,041
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(j)	4,895	1,566
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,447
Series 2002-CP5 Class A1, 4.106% 12/15/35	90	92
Series 2004-C1:
Class A3, 4.321% 1/15/37	410	416
Class A4, 4.75% 1/15/37	639	654
Series 1998-C1 Class D, 7.17% 5/17/40	266	270
Series 1999-C1 Class E, 7.8926% 9/15/41 (j)	636	636
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (j)(l)	3,926	51
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (d)(j)(l)	12,636	282
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (d)(j)(l)	6,979	20
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (d)(j)(l)	74,214	673
Series 2006-C1 Class A3, 5.5483% 2/15/39 (j)	7,244	7,406
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(j)	519	311
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(j)	1,479	739
0.5019% 2/15/22 (d)(j)	528	185
Class F, 0.5519% 2/15/22 (d)(j)	1,056	338
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	119	121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (j)(l)	$ 26,883	$ 349
Class B, 5.487% 2/15/40 (d)(j)	2,097	220
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	470
Class G, 6.936% 3/15/33 (d)	903	829
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	5,886
Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(j)(l)	14,059	141
Series 2004-C1 Class X2, 1.1162% 11/10/38 (d)(j)(l)	6,809	62
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	392	209
Series 2007-C1 Class XP, 0.2074% 12/10/49 (j)(l)	25,932	177
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (d)(j)(l)	7,366	37
Series 2004-C3 Class X2, 0.6292% 12/10/41 (j)(l)	5,325	53
Series 2005-C1 Class X2, 0.6812% 5/10/43 (j)(l)	6,280	74
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(j)	516	279
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	884
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,307	1,358
Class A2, 5.597% 12/10/49	2,744	2,796
Series 2007-GG9:
Class A1, 5.233% 3/10/39	98	99
Class A4, 5.444% 3/10/39	3,989	3,790
Series 2003-C1 Class XP, 2.0344% 7/5/35 (d)(j)(l)	4,449	24
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(j)(l)	6,876	50
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(j)(l)	26,390	379
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (j)	3,617	3,655
Class A4, 5.883% 7/10/38 (j)	10,620	10,529
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	33,662	371
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(j)	$ 69	$ 49
Class D, 0.5084% 6/6/20 (d)(j)	327	182
Class E, 0.5984% 6/6/20 (d)(j)	379	210
Class F, 0.6684% 6/6/20 (d)(j)	662	365
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(j)	1,304	1,108
Class D, 0.5984% 3/6/20 (d)(j)	8,605	7,228
Class F, 0.7084% 3/6/20 (d)(j)	107	89
Class G, 0.7484% 3/6/20 (d)(j)	54	44
Class H, 0.8784% 3/6/20 (d)(j)	600	492
Class J, 1.0784% 3/6/20 (d)(j)	860	690
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	436
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (d)(j)(l)	26,920	413
Series 2006-GG6 Class A2, 5.506% 4/10/38	8,045	8,203
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,120
Series 2007-GG10:
Class A1, 5.69% 8/10/45	157	163
Class A2, 5.778% 8/10/45	654	680
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(j)(l)	1,675	16
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(j)(l)	2,355	19
Series 2006-LDP7 Class A4, 5.8741% 4/15/45 (j)	9,200	9,306
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (d)(j)	1,144	709
Class C, 0.4419% 11/15/18 (d)(j)	813	463
Class D, 0.4619% 11/15/18 (d)(j)	257	133
Class E, 0.5119% 11/15/18 (d)(j)	369	185
Class F, 0.5619% 11/15/18 (d)(j)	555	255
Class G, 0.5919% 11/15/18 (d)(j)	482	212
Class H, 0.7319% 11/15/18 (d)(j)	369	148
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (j)	4,080	4,153
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	2,066	2,114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 1,102	$ 1,102
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	868
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	652	666
Series 2007-CB19 Class A4, 5.746% 2/12/49 (j)	4,812	4,568
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	6,587
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (j)	3,852	4,010
Series 2007-LDP10 Class A1, 5.122% 1/15/49	114	117
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	3,446
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (j)	1,235	680
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(j)	694	200
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	411
Series 2007-CB19:
Class B, 5.746% 2/12/49 (j)	117	39
Class C, 5.746% 2/12/49 (j)	307	96
Class D, 5.746% 2/12/49 (j)	322	95
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	40
Class CS, 5.466% 1/15/49 (j)	113	11
Class ES, 5.5453% 1/15/49 (d)(j)	709	81
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	566	565
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	627	648
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	263	273
Series 2001-C3 Class A1, 6.058% 6/15/20	53	54
Series 2006-C1:
Class A2, 5.084% 2/15/31	658	667
Class A4, 5.156% 2/15/31	521	533
Series 2006-C3 Class A1, 5.478% 3/15/39	79	80
Series 2006-C6:
Class A1, 5.23% 9/15/39	182	185
Class A2, 5.262% 9/15/39 (j)	2,394	2,460
Series 2006-C7:
Class A1, 5.279% 11/15/38	117	119
Class A2, 5.3% 11/15/38	1,509	1,554
Class A3, 5.347% 11/15/38	1,022	1,019
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	161	165
Class A4, 5.424% 2/15/40	8,354	7,732
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.226% 2/15/40	$ 124	$ 127
Class A3, 5.43% 2/15/40	2,501	2,331
Series 2000-C5 Class E, 7.29% 12/15/32	96	96
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,716
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,481
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (d)(j)(l)	5,757	13
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(j)(l)	14,791	144
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	315	317
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (j)(l)	4,625	67
Series 2006-C3 Class A3 5.689% 3/15/32	620	642
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (j)(l)	7,799	152
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	806
Class D, 5.563% 2/15/40 (j)	549	137
Class E, 5.582% 2/15/40 (j)	274	60
Class XCP, 0.4741% 2/15/40 (j)(l)	3,135	43
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,586
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	4,271
Class XCP, 0.2983% 9/15/45 (j)(l)	110,403	1,248
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	392	398
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,077	1,828
Class C, 4.13% 11/20/37 (d)	5,919	4,913
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(j)	440	316
Class E, 0.5219% 9/15/21 (d)(j)	1,586	1,097
Class F, 0.5719% 9/15/21 (d)(j)	906	537
Class G, 0.5919% 9/15/21 (d)(j)	1,791	796
Class H, 0.6319% 9/15/21 (d)(j)	462	161
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,580
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	140	141
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,487
Series 2007-C1 Class A1, 4.533% 6/12/50	446	453
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (j)	2,253	2,296
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(j)	1,194	366
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1 Class A2, 5.6114% 5/12/39 (j)	$ 1,935	$ 1,986
Series 2007-C1 Class A4, 5.8284% 6/12/50 (j)	5,194	4,797
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,691
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (j)	639	596
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,499
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,199
Series 2007-5:
Class A1, 4.275% 8/12/48	81	83
Class A3, 5.364% 8/12/48	535	523
Class A4, 5.378% 8/12/48	55	46
Class B, 5.479% 2/12/17	4,116	278
Series 2007-6:
Class A1, 5.175% 3/12/51	99	101
Class A4, 5.485% 3/12/51 (j)	3,250	2,753
Series 2007-7 Class A4, 5.747% 6/12/50 (j)	4,802	4,225
Series 2007-8 Class A1, 4.622% 8/12/49	317	324
Series 2006-2 Class A4, 5.9102% 6/12/46 (j)	833	860
Series 2006-4 Class XP, 0.6256% 12/12/49 (j)(l)	27,915	572
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	362
Series 2007-7 Class B, 5.75% 6/12/50	1,765	267
Series 2007-8 Class A3, 5.9573% 8/12/49 (j)	1,183	1,102
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(j)	28	23
Series 2006-XLF:
Class C, 1.429% 7/15/19 (d)(j)	653	90
Class F, 0.549% 7/15/19 (d)(j)	1,321	951
Class G, 0.589% 7/15/19 (d)(j)	750	428
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(j)	2,089	831
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(j)	1,792	36
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(j)	788	276
Class D, 0.419% 10/15/20 (d)(j)	529	132
Class E, 0.479% 10/15/20 (d)(j)	662	99
Class F, 0.529% 10/15/20 (d)(j)	397	40
Class G, 0.4719% 10/15/20 (d)(j)	491	39
Class H, 0.659% 10/15/20 (d)(j)	309	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class J, 0.809% 10/15/20 (d)(j)	$ 353	$ 11
Class MHRO, 0.9219% 10/15/20 (d)(j)	424	54
Class MJPM, 1.2319% 10/15/20 (d)(j)	160	17
Class MSTR, 0.9319% 10/15/20 (d)(j)	300	47
Class NHRO, 1.119% 10/15/20 (d)(j)	641	75
Class NSTR, 1.079% 10/15/20 (d)(j)	276	38
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(j)(l)	4,224	53
Series 2004-HQ3 Class A2, 4.05% 1/13/41	371	373
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,033
Series 2006-HQ10 Class A4, 5.328% 11/12/41	4,496	4,458
Series 2006-HQ8 Class A1, 5.124% 3/12/44	5	5
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	283	290
Class A31, 5.439% 2/12/44 (j)	10,884	10,886
Series 2007-IQ13 Class A1, 5.05% 3/15/44	298	306
Series 2007-IQ14 Class A1, 5.38% 4/15/49	280	288
Series 2007-IQ15 Class A4, 5.8802% 6/11/49 (j)	6,250	5,816
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	13,098
Series 2007-T25:
Class A1, 5.391% 11/12/49	169	174
Class A2, 5.507% 11/12/49	1,349	1,405
Series 2007-T27 Class A4, 5.6493% 6/11/42 (j)	5,025	5,105
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(j)(l)	8,877	92
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(j)(l)	16,123	304
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (d)(j)(l)	5,823	80
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (j)	2,128	2,191
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	2,036	825
Series 2006-IQ11 Class A4, 5.7711% 10/15/42 (j)	412	428
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	532
Series 2006-T23 Class A3, 5.8074% 8/12/41 (j)	700	730
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,488	883
Series 2007-HQ12:
Class A4, 5.6315% 4/12/49 (j)	7,259	6,863
Series A1, 5.519% 4/12/49 (j)	508	528
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	1,818
Class AAB, 5.654% 4/15/49	3,010	3,039
Class B, 5.7311% 4/15/49 (j)	337	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-T25 Class A3, 5.514% 11/12/49	$ 33,625	$ 33,829
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(j)	2,423	127
Class D, 0.929% 7/17/17 (d)(j)	1,140	60
Class E, 1.029% 7/17/17 (d)(j)	927	49
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	23	24
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	181	190
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,204
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(j)	1,013	1,010
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(j)	1,377	651
Class F, 0.5731% 8/11/18 (d)(j)	1,490	639
Class G, 0.5931% 8/11/18 (d)(j)	1,411	581
Class J, 0.8331% 8/11/18 (d)(j)	314	79
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(j)	105	42
Class AP2, 1.0319% 6/15/20 (d)(j)	175	52
Class F, 0.7119% 6/15/20 (d)(j)	3,396	611
Class LXR1, 0.9319% 6/15/20 (d)(j)	169	67
Class LXR2, 1.0319% 6/15/20 (d)(j)	2,315	694
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	418	422
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,550	2,577
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,266
Series 2006-C29:
Class A1, 5.11% 11/15/48	519	529
Class A3, 5.313% 11/15/48	3,644	3,713
Series 2007-C30:
Class A1, 5.031% 12/15/43	161	164
Class A3, 5.246% 12/15/43	1,178	1,163
Class A4, 5.305% 12/15/43	403	379
Class A5, 5.342% 12/15/43	1,468	1,220
Series 2007-C31:
Class A1, 5.14% 4/15/47	58	59
Class A4, 5.509% 4/15/47	3,101	2,642
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (j)	$ 1,646	$ 1,703
Class A3, 5.7403% 6/15/49 (j)	19,610	17,478
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	481
Series 2003-C8 Class XP, 0.3153% 11/15/35 (d)(j)(l)	3,198	9
Series 2003-C9 Class XP, 0.4734% 12/15/35 (d)(j)(l)	3,577	14
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	1,055	897
Class 180B, 5.5782% 10/15/41 (d)(j)	480	384
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	805
Series 2005-C22:
Class B, 5.3602% 12/15/44 (j)	3,042	1,432
Class F, 5.3602% 12/15/44 (d)(j)	2,288	518
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	291
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	4,116	902
Class D, 5.513% 12/15/43 (j)	2,195	386
Class XP, 0.434% 12/15/43 (d)(j)(l)	16,313	237
Series 2007-C31 Class C, 5.6929% 4/15/47 (j)	5,657	1,073
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,633
Series 2007-C32:
Class D, 5.7403% 6/15/49 (j)	1,031	178
Class E, 5.7403% 6/15/49 (j)	1,625	252
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (j)	908	760
Series 2007-C33 Class B, 5.9013% 2/15/51 (j)	2,307	644
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $451,739)		525,018
Municipal Securities - 0.3%

California Gen. Oblig.:
7.5% 4/1/34	7,885	7,713
7.55% 4/1/39	11,566	11,301
TOTAL MUNICIPAL SECURITIES (Cost $19,665)		19,014
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	$ 516	$ 548
Fixed-Income Funds - 16.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,988,796	928,363
Fidelity Specialized High Income Central Fund (k)	1,621,422	154,132
TOTAL FIXED-INCOME FUNDS (Cost $1,059,301)		1,082,495
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $4,291)	$ 4,291	4,218
Cash Equivalents - 6.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $421,174)	$ 421,178	421,174
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $6,948,249)		7,179,206
NET OTHER ASSETS - (6.3)%		(428,178)
NET ASSETS - 100%		$ 6,751,028
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (i)

	Sept. 2037	$ 7,804	$ (7,492)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (i)	Sept. 2037	21,207	(20,359)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (i)	Sept. 2037	4,750	(4,560)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (i)	Sept. 2037	15,863	(15,229)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (i)	Sept. 2037	8,653	(8,307)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (i)	Sept. 2037	14,167	(13,600)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	635	(476)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)

	Oct. 2034	$ 765	$ (483)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	262	(154)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	824	(560)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	854	(808)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (h)

	Sept. 2010	$ 11,200	$ (32)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	365
TOTAL CREDIT DEFAULT SWAPS		100,488	(71,698)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	2,750
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	60,000	1,527
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	1,713
TOTAL INTEREST RATE SWAPS		270,000	5,990
		$ 370,488	$ (65,708)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $541,721,000 or 8.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $69,755,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$421,174,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 281,875
HSBC Securities (USA), Inc.	40,573
ING Financial Markets LLC	4,057
J.P. Morgan Securities, Inc.	27,048
Mizuho Securities USA, Inc.	60,859
RBC Capital Markets Corp.	6,762
$ 421,174
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 18,636
Fidelity Specialized High Income Central Fund	5,442
Total	$ 24,078
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	18,635	-	928,363	11.8%
Fidelity Specialized High Income Central Fund	139,519	5,442	-	154,132	36.0%
Total	$ 1,172,461	$ 24,077	$ 137,142	$ 1,082,495
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,729,344	$ -	$ 1,729,344	$ -
U.S. Government and Government Agency Obligations	2,104,315	-	2,104,315	-
U.S. Government Agency - Mortgage Securities	990,973	-	990,973	-
Asset-Backed Securities	198,774	-	185,374	13,400
Collateralized Mortgage Obligations	103,333	-	95,077	8,256
Commercial Mortgage Securities	525,018	-	490,260	34,758
Municipal Securities	19,014	-	19,014	-
Supranational Obligations	548	-	548	-
Fixed-Income Funds	1,082,495	1,082,495	-	-
Preferred Securities	4,218	-	4,218	-
Cash Equivalents	421,174	-	421,174	-
Total Investments in Securities:	$ 7,179,206	$ 1,082,495	$ 6,040,297	$ 56,414
Derivative Instruments:
Assets
Swap Agreements	$ 6,355	$ -	$ 6,355	$ -
Liabilities
Swap Agreements	$ (72,063)	$ -	$ (992)	$ (71,071)
Total Derivative Instruments:	$ (65,708)	$ -	$ 5,363	$ (71,071)
Other Financial Instruments:
Forward Commitments	$ 404	$ -	$ 404	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,183
Total Realized Gain (Loss)	1,180
Total Unrealized Gain (Loss)	16,695
Cost of Purchases	150
Proceeds of Sales	(8,369)
Amortization/Accretion	1,192
Transfers in/out of Level 3	(32,617)
Ending Balance	$ 56,414
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 5,546
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	12,427
Transfers in/out of Level 3	(81,865)
Ending Balance	$ (71,071)
Realized gain (loss) on Swap Agreements for the period	$ (8,290)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 12,421

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 365	$ (72,063)
Interest Rate Risk
Swap Agreements (a)	5,990	-
Total Value of Derivatives	$ 6,355	$ (72,063)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $306,346,000 of which $1,926,000, $1,000, $107,986,000, $17,287,000 and $179,146,000 will expire on August 31, 2010, 2013, 2014, 2016 and 2017, respectively.

The fund intends to defer to its fiscal year ending August 31, 2010 approximately $393,883,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $421,174) - See accompanying schedule: Unaffiliated issuers (cost $5,888,948)	$ 6,096,711
Fidelity Central Funds (cost $1,059,301)	1,082,495
Total Investments (cost $6,948,249)		$ 7,179,206
Commitment to sell securities on a delayed delivery basis	(147,856)
Receivable for securities sold on a delayed delivery basis	148,260	404
Receivable for investments sold, regular delivery		22,417
Cash		1
Receivable for swap agreements		16
Receivable for fund shares sold		11,309
Interest receivable		42,747
Distributions receivable from Fidelity Central Funds		3,808
Unrealized appreciation on swap agreements		6,355
Other receivables		103
Total assets		7,266,366

Liabilities
Payable for investments purchased Regular delivery	$ 108,424
Delayed delivery	323,406
Payable for swap agreements	654
Payable for fund shares redeemed	6,990
Distributions payable	1,098
Unrealized depreciation on swap agreements	72,063
Accrued management fee	1,762
Distribution fees payable	73
Other affiliated payables	765
Other payables and accrued expenses	103
Total liabilities		515,338

Net Assets		$ 6,751,028
Net Assets consist of:
Paid in capital		$ 7,325,852
Undistributed net investment income		15,220
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(765,774)
Net unrealized appreciation (depreciation) on investments		175,730
Net Assets		$ 6,751,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,296 ÷ 20,617 shares)	$ 7.14

Maximum offering price per share (100/96.00 of $7.14)	$ 7.44
Class T: Net Asset Value and redemption price per share ($45,501 ÷ 6,366 shares)	$ 7.15

Maximum offering price per share (100/96.00 of $7.15)	$ 7.45
Class B: Net Asset Value and offering price per share ($11,012 ÷ 1,540 shares)A	$ 7.15

Class C: Net Asset Value and offering price per share ($30,211 ÷ 4,224 shares)A	$ 7.15

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,490,850 ÷ 907,978 shares)	$ 7.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,158 ÷ 3,656 shares)	$ 7.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 136
Interest		123,696
Income from Fidelity Central Funds		24,078
Total income		147,910

Expenses
Management fee	$ 10,246
Transfer agent fees	3,340
Distribution fees	437
Fund wide operations fee	1,083
Independent trustees' compensation	12
Miscellaneous	13
Total expenses		15,131
Net investment income		132,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,915
Fidelity Central Funds	4,479
Swap agreements	(5,100)
Total net realized gain (loss)		64,294
Change in net unrealized appreciation (depreciation) on: Investment securities	139,849
Swap agreements	16,230
Delayed delivery commitments	3,659
Total change in net unrealized appreciation (depreciation)		159,738
Net gain (loss)		224,032
Net increase (decrease) in net assets resulting from operations		$ 356,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 132,779	$ 379,232
Net realized gain (loss)	64,294	(986,405)
Change in net unrealized appreciation (depreciation)	159,738	715,000
Net increase (decrease) in net assets resulting from operations	356,811	107,827
Distributions to shareholders from net investment income	(129,345)	(394,409)
Share transactions - net increase (decrease)	316,051	(3,508,737)
Total increase (decrease) in net assets	543,517	(3,795,319)

Net Assets
Beginning of period	6,207,511	10,002,830
End of period (including undistributed net investment income of $15,220 and undistributed net investment income of $11,786, respectively)	$ 6,751,028	$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income E	.134	.303	.331	.353	.118	.298	.237
Net realized and unrealized gain (loss)	.246	.007 H	(.303)	(.161)	.092	(.206)	.131
Total from investment operations	.380	.310	.028	.192	.210	.092	.368
Distributions from net investment income	(.130)	(.310)	(.311)	(.352)	(.100)	(.282)	(.238)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.130)	(.310)	(.318)	(.362)	(.100)	(.352)	(.338)
Net asset value, end of period	$ 7.14	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Total Return B, C, D	5.55%	4.89%	.36%	2.61%	2.92%	1.23%	5.03%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of fee waivers, if any	.77% A	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of all reductions	.77% A	.79%	.80%	.74%	.71% A	.71%	.83%
Net investment income	3.83% A	4.67%	4.67%	4.83%	4.86% A	4.04%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 147	$ 145	$ 79	$ 79	$ 46	$ 37	$ 31
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.133	.302	.332	.350	.116	.290	.230
Net realized and unrealized gain (loss)	.246	.016 H	(.303)	(.163)	.091	(.216)	.141
Total from investment operations	.379	.318	.029	.187	.207	.074	.371
Distributions from net investment income	(.129)	(.308)	(.312)	(.347)	(.097)	(.274)	(.231)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.129)	(.308)	(.319)	(.357)	(.097)	(.344)	(.331)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Total Return B, C, D	5.53%	5.02%	.36%	2.54%	2.89%	.98%	5.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of fee waivers, if any	.80% A	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of all reductions	.80% A	.82%	.79%	.79%	.81% A	.83%	.93%
Net investment income	3.80% A	4.65%	4.67%	4.77%	4.76% A	3.92%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 46	$ 53	$ 68	$ 59	$ 57	$ 48
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.108	.257	.281	.299	.099	.239	.180
Net realized and unrealized gain (loss)	.246	.016 H	(.313)	(.164)	.102	(.216)	.140
Total from investment operations	.354	.273	(.032)	.135	.201	.023	.320
Distributions from net investment income	(.104)	(.263)	(.261)	(.295)	(.081)	(.223)	(.180)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.104)	(.263)	(.268)	(.305)	(.081)	(.293)	(.280)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	5.16%	4.29%	(.49) %	1.83%	2.79%	.28%	4.37%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.64%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.60%
Expenses net of all reductions	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.59%
Net investment income	3.09% A	3.95%	3.96%	4.07%	4.07% A	3.24%	2.40%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 9	$ 10	$ 9	$ 9	$ 9
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.107	.255	.278	.294	.097	.233	.176
Net realized and unrealized gain (loss)	.247	.005 H	(.304)	(.163)	.102	(.216)	.140
Total from investment operations	.354	.260	(.026)	.131	.199	.017	.316
Distributions from net investment income	(.104)	(.260)	(.257)	(.291)	(.079)	(.217)	(.176)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.104)	(.260)	(.264)	(.301)	(.079)	(.287)	(.276)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C,D	5.15%	4.09%	(.40) %	1.77%	2.76%	.20%	4.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.67%
Expenses net of fee waivers, if any	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Expenses net of all reductions	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Net investment income	3.07% A	3.91%	3.91%	4.02%	3.99% A	3.15%	2.34%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 27	$ 14	$ 17	$ 10	$ 9	$ 7
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income D	.145	.326	.356	.376	.124	.317	.254
Net realized and unrealized gain (loss)	.247	.015 G	(.313)	(.153)	.092	(.206)	.130
Total from investment operations	.392	.341	.043	.223	.216	.111	.384
Distributions from net investment income	(.142)	(.331)	(.336)	(.373)	(.106)	(.301)	(.254)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.142)	(.331)	(.343)	(.383)	(.106)	(.371)	(.354)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Total Return B, C	5.71%	5.39%	.57%	3.05%	3.01%	1.48%	5.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of fee waivers, if any	.45% A	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of all reductions	.45% A	.46%	.44%	.44%	.45% A	.46%	.61%
Net investment income	4.15% A	5.00%	5.02%	5.13%	5.12% A	4.29%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 6,491	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721
Portfolio turnover rate F	168% A, L	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Income from Investment Operations
Net investment income D	.144	.322	.353	.374	.124	.313	.254
Net realized and unrealized gain (loss)	.256	.005 G	(.303)	(.163)	.091	(.205)	.129
Total from investment operations	.400	.327	.050	.211	.215	.108	.383
Distributions from net investment income	(.140)	(.327)	(.333)	(.371)	(.105)	(.298)	(.253)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.140)	(.327)	(.340)	(.381)	(.105)	(.368)	(.353)
Net asset value, end of period	$ 7.16	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Total Return B, C	5.83%	5.16%	.66%	2.88%	2.99%	1.44%	5.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of all reductions	.51% A	.53%	.49%	.47%	.49% A	.50%	.59%
Net investment income	4.10% A	4.94%	4.97%	5.10%	5.07% A	4.25%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 27	$ 34	$ 41	$ 29	$ 26	$ 16
Portfolio turnover rate F	168% A, L	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission's (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discounts, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 214,283
Gross unrealized depreciation	(116,217)
Net unrealized appreciation (depreciation)	$ 98,066

Tax cost	$ 7,081,140

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statements of Operations. Risks of loss may exceed amounts recognized on the Fund's Statements of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

protection amounted to $100,488 representing 1.49% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(72,063). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $69,755. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $86,988, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (7,840)	$ 1,542
Interest Rate Risk
Swap Agreements	2,740	14,688
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (5,100)	$ 16,230

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(5,100) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $16,230 for swap agreements.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $387,069 and $743,152, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was 32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 184	$ 3
Class T	-%	.25%	57	1
Class B	.65%	.25%	50	37
Class C	.75%	.25%	146	50
			$ 437	$ 91

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	2
Class B*	9
Class C*	4
$ 24

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 123.17
Class T	45.20
Class B	14.26
Class C	25.17
Investment Grade Bond	3,113.10
Institutional Class	20.15
	$ 3,340

* Annualized

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7. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $ 137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $58.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 2,714	$ 5,369
Class T	838	2,156
Class B	165	385
Class C	429	714
Investment Grade Bond	124,681	384,500
Institutional Class	518	1,285
Total	$ 129,345	$ 394,409

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	4,025	12,007	$ 28,431	$ 77,884
Issued in exchange for shares of Capital One Total Return Bond Fund	-	5,452	-	33,750
Reinvestment of distributions	238	589	1,687	3,815
Shares redeemed	(4,629)	(8,595)	(32,694)	(56,322)
Net increase (decrease)	(366)	9,453	$ (2,576)	$ 59,127
Class T
Shares sold	1,416	2,526	$ 9,986	$ 16,379
Reinvestment of distributions	110	317	777	2,049
Shares redeemed	(1,883)	(3,788)	(13,272)	(24,703)
Net increase (decrease)	(357)	(945)	$ (2,509)	$ (6,275)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class B
Shares sold	330	866	$ 2,332	$ 5,609
Reinvestment of distributions	18	46	128	299
Shares redeemed	(410)	(629)	(2,899)	(4,088)
Net increase (decrease)	(62)	283	$ (439)	$ 1,820
Class C
Shares sold	935	2,885	$ 6,583	$ 18,675
Reinvestment of distributions	44	82	315	536
Shares redeemed	(681)	(1,039)	(4,813)	(6,752)
Net increase (decrease)	298	1,928	$ 2,085	$ 12,459
Investment Grade Bond
Shares sold	159,220	391,488	$ 1,124,464	$ 2,540,236
Reinvestment of distributions	16,628	55,275	117,757	356,433
Shares redeemed	(130,613)	(1,008,022)	(920,858)	(6,466,380)
Net increase (decrease)	45,235	(561,259)	$ 321,363	$ (3,569,711)
Institutional Class
Shares sold	658	1,621	$ 4,649	$ 10,522
Reinvestment of distributions	60	166	423	1,078
Shares redeemed	(986)	(2,764)	(6,945)	(17,757)
Net increase (decrease)	(268)	(977)	$ (1,873)	$ (6,157)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

14. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Investment Grade Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Investment Grade Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) of the fund was in the third quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each class's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IGB-USAN-0410
1.784858.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its prorata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its prorata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,055.50	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.80%
Actual		$ 1,000.00	$ 1,055.30	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.52%
Actual		$ 1,000.00	$ 1,051.60	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,051.50	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,057.10	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,058.30	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations 62.4%	U.S. Government and U.S. Government Agency Obligations 63.9%
AAA 8.4%	AAA 8.2%
AA 2.9%	AA 3.0%
A 9.0%	A 11.0%
BBB 15.4%	BBB 19.3%
BB and Below 4.6%	BB and Below 5.5%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets † (2.7)%	Short-Term Investments and Net Other Assets † (11.0)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	6.3	5.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	4.2	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Corporate Bonds 27.6%	Corporate Bonds 34.1%
U.S. Government and U.S. Government Agency Obligations 62.4%	U.S. Government and U.S. Government Agency Obligations 63.9%
Asset-Backed Securities 2.9%	Asset-Backed Securities 2.2%
CMOs and Other Mortgage Related Securities 9.3%	CMOs and Other Mortgage Related Securities 9.7%
Municipal Bonds 0.3%	Municipal Bonds 0.8%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (2.7)%	Short-Term Investments and Net Other Assets † (11.0)%

* Foreign investments	6.4%	** Foreign investments	7.1%
* Futures and Swaps	4.4%	** Futures and Swaps	3.7%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,223	$ 1,236
5.875% 3/15/11	2,059	2,145
		3,381
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,458
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	472	487
5.875% 1/15/36	1,620	1,424
6.375% 6/15/14	7,400	8,058
		9,969
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	15,991	16,916
Comcast Corp.:
4.95% 6/15/16	9,366	9,754
6.55% 7/1/39	6,000	6,265
COX Communications, Inc. 6.25% 6/1/18 (d)	1,086	1,170
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,915
8.25% 2/1/30	11,272	10,145
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,168
News America, Inc.:
6.15% 3/1/37	3,755	3,760
6.9% 3/1/19	9,675	11,114
Time Warner Cable, Inc.:
5% 2/1/20	4,949	4,902
5.85% 5/1/17	11,782	12,669
Viacom, Inc.:
6.125% 10/5/17	5,422	5,953
6.75% 10/5/37	5,000	5,252
		96,983
TOTAL CONSUMER DISCRETIONARY		114,791
CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	5,675	6,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
6.875% 11/15/19 (d)	$ 16,892	$ 19,456
Diageo Capital PLC 5.2% 1/30/13	1,782	1,941
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	6,913
		34,465
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	7,742
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	6,594
5.625% 11/1/11	2,298	2,440
6% 2/11/13	5,827	6,433
6.25% 6/1/12	3,588	3,906
		19,373
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,159
9.7% 11/10/18	6,979	8,777
Reynolds American, Inc.:
6.75% 6/15/17	8,918	9,624
7.25% 6/15/37	13,136	13,564
		40,124
TOTAL CONSUMER STAPLES		101,704
ENERGY - 2.7%
Energy Equipment & Services - 0.4%
BJ Services Co. 6% 6/1/18	8,410	9,096
DCP Midstream LLC:
6.75% 9/15/37 (d)	4,304	4,481
9.75% 3/15/19 (d)	3,394	4,301
Weatherford International Ltd.:
5.15% 3/15/13	1,223	1,301
9.625% 3/1/19	4,130	5,262
		24,441
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Finance Co. 6.75% 5/1/11	4,328	4,576
Anadarko Petroleum Corp. 5.95% 9/15/16	17,384	19,007
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (d)	$ 4,820	$ 5,085
6.75% 11/15/39 (d)	2,502	2,749
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	255	261
Duke Energy Field Services:
6.875% 2/1/11	1,383	1,454
7.875% 8/16/10	5,117	5,278
EnCana Corp. 6.3% 11/1/11	2,854	3,077
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	2,462	2,591
6.85% 1/15/40 (d)	9,240	9,985
Nakilat, Inc. 6.067% 12/31/33 (d)	7,325	6,522
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	3,531	3,287
Nexen, Inc.:
5.05% 11/20/13	3,969	4,271
5.875% 3/10/35	6,230	5,944
6.4% 5/15/37	4,561	4,608
Pemex Project Funding Master Trust 0.8553% 12/3/12 (d)(j)	7,003	6,898
Petro-Canada:
6.05% 5/15/18	2,460	2,662
6.8% 5/15/38	6,080	6,684
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	16,475	16,618
6.875% 1/20/40	13,064	13,307
Petroleum Export Ltd. 4.633% 6/15/10 (d)	45	45
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,649
5.5% 9/30/14 (d)	4,894	5,163
6.75% 9/30/19 (d)	3,203	3,495
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	8,219
6.85% 6/1/39	2,162	2,388
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,654
Valero Energy Corp. 4.5% 2/1/15	3,884	3,904
		156,186
TOTAL ENERGY		180,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 13.0%
Capital Markets - 2.4%
BlackRock, Inc. 6.25% 9/15/17	$ 4,776	$ 5,288
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	3,088
5.95% 1/18/18	6,036	6,335
6% 5/1/14	6,745	7,403
6.15% 4/1/18	5,599	5,914
6.6% 1/15/12	1,373	1,490
6.75% 10/1/37	11,200	10,859
6.875% 1/15/11	112	118
7.5% 2/15/19	3,514	4,022
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,368	3,402
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	2,037
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	20,458
Lazard Group LLC:
6.85% 6/15/17	3,068	3,116
7.125% 5/15/15	9,694	10,314
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	19,893
Morgan Stanley:
0.5494% 1/9/14 (j)	25,182	24,060
6% 5/13/14	8,475	9,167
6.625% 4/1/18	10,000	10,640
7.3% 5/13/19	5,986	6,619
The Bank of New York, Inc. 4.95% 1/14/11	103	107
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,402
		164,732
Commercial Banks - 2.1%
American Express Centurion Bank 5.2% 11/26/10	697	718
Bank of America NA:
5.3% 3/15/17	7,685	7,561
6% 10/15/36	4,808	4,387
Barclays Bank PLC:
5.125% 1/8/20	7,862	7,720
6.75% 5/22/19	7,265	8,024
BB&T Capital Trust IV 6.82% 6/12/77 (j)	720	630
Chase Manhattan Corp. 7.875% 6/15/10	420	428
Credit Suisse (Guernsey) Ltd. 5.86% (j)	7,977	6,939
Credit Suisse New York Branch 6% 2/15/18	10,531	11,063
Credit Suisse New York Branch:
5.4% 1/14/20	6,086	6,113
5.5% 5/1/14	7,054	7,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(j)	$ 1,901	$ 1,806
Discover Bank 8.7% 11/18/19	2,410	2,600
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,528
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,870
8.25% 3/1/38	1,713	1,764
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,533
HSBC Holdings PLC:
0.4544% 10/6/16 (j)	907	872
6.5% 5/2/36	6,767	6,972
6.5% 9/15/37	2,956	3,033
KeyBank NA 5.8% 7/1/14	1,725	1,762
Korea Development Bank 5.75% 9/10/13	4,034	4,358
Lloyds TSB Bank PLC 5.8% 1/13/20 (d)	5,210	5,041
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(j)	572	534
PNC Funding Corp.:
0.3888% 1/31/12 (j)	1,433	1,413
3.625% 2/8/15	4,287	4,311
6.7% 6/10/19	3,985	4,485
Regions Bank 6.45% 6/26/37	1,888	1,485
Regions Financial Corp. 7.75% 11/10/14	5,850	6,018
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (d)(j)	898	863
5.805% 6/20/16 (d)(j)	2,020	1,993
Sovereign Bank 1.9588% 8/1/13 (j)	1,297	1,280
Standard Chartered Bank 6.4% 9/26/17 (d)	4,086	4,378
Wachovia Corp.:
0.3789% 4/23/12 (j)	151	149
0.3813% 10/15/11 (j)	302	300
4.875% 2/15/14	1,057	1,101
Wells Fargo & Co. 3.75% 10/1/14	7,790	7,884
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,080	2,123
		137,745
Consumer Finance - 0.6%
Capital One Bank USA NA 8.8% 7/15/19	7,970	9,577
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,687
Discover Financial Services:
0.7843% 6/11/10 (j)	1,653	1,648
10.25% 7/15/19	4,681	5,539
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp. 5.5% 1/8/20	$ 12,190	$ 12,258
Household Finance Corp. 6.375% 10/15/11	1,155	1,229
HSBC Finance Corp. 5.25% 1/14/11	818	844
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	1,223	1,223
SLM Corp.:
0.4536% 3/15/11 (j)	667	642
0.4789% 10/25/11 (j)	2,316	2,183
0.5489% 1/27/14 (j)	1,322	1,098
5% 10/1/13	490	459
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	192	201
		40,588
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	9,673	9,795
Citigroup, Inc.:
5.3% 10/17/12	3,453	3,628
5.5% 4/11/13	25,084	26,257
6.125% 11/21/17	3,500	3,540
6.125% 5/15/18	18,795	18,858
6.5% 1/18/11	532	554
6.5% 8/19/13	1,650	1,775
8.5% 5/22/19	5,000	5,770
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	2,465	2,487
6.75% 2/1/11	153	161
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	7,691	6,826
5.35% 4/15/12 (d)	1,917	1,891
5.5% 1/15/14 (d)	5,645	5,391
TECO Finance, Inc. 7% 5/1/12	6,735	7,314
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	1,019	1,048
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	3,983
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,053
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,830
		102,161
Insurance - 2.5%
Allstate Corp.:
6.2% 5/16/14	7,535	8,481
7.45% 5/16/19	5,694	6,687
Assurant, Inc. 5.625% 2/15/14	5,039	5,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 7,868	$ 8,293
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	11,725
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	9,630
10.75% 6/15/88 (d)(j)	5,039	5,442
Lincoln National Corp. 7% 5/17/66 (j)	1,398	1,194
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	7,055	8,711
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(j)	11,269	11,145
MetLife, Inc.:
6.125% 12/1/11	535	577
6.75% 6/1/16	5,620	6,244
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	4,449	4,668
5.125% 4/10/13 (d)	7,041	7,605
5.125% 6/10/14 (d)	4,961	5,324
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,988
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,127
New York Life Insurance Co. 6.75% 11/15/39 (d)	4,680	5,043
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,285
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	12,240	14,636
Prudential Financial, Inc.:
4.75% 9/17/15	9,207	9,521
7.375% 6/15/19	2,170	2,495
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	11,077	10,142
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	5,989
		166,204
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,018
6.125% 11/1/12	1,454	1,578
6.625% 9/15/11	412	439
Camden Property Trust 5.875% 11/30/12	3,797	3,982
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,259	3,256
5% 5/3/10	4,036	4,038
5.25% 4/15/11	4,835	4,819
5.375% 10/15/12	3,236	3,194
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
9.625% 3/15/16	$ 4,996	$ 5,480
Duke Realty LP:
4.625% 5/15/13	176	178
5.875% 8/15/12	711	744
Equity One, Inc.:
6% 9/15/17	4,047	3,786
6.25% 12/15/14	3,586	3,698
6.25% 1/15/17	2,676	2,634
Federal Realty Investment Trust:
5.4% 12/1/13	3,272	3,448
5.9% 4/1/20	1,740	1,749
6% 7/15/12	1,979	2,120
6.2% 1/15/17	1,522	1,569
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,744
6.65% 1/15/18	3,835	3,787
UDR, Inc. 5.5% 4/1/14	6,325	6,528
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	2,167
Washington (REIT) 5.95% 6/15/11	6,289	6,472
		68,428
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	5,685	5,938
6.3% 6/1/13	5,773	6,147
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,680	13,941
5.7% 5/1/17	810	763
5.75% 4/1/12	3,961	4,081
Colonial Properties Trust:
4.8% 4/1/11	473	465
5.5% 10/1/15	7,511	7,045
6.875% 8/15/12	2,950	3,031
Colonial Realty LP 6.05% 9/1/16	5,558	5,297
Duke Realty LP:
5.4% 8/15/14	6,313	6,413
5.5% 3/1/16	6,313	6,232
5.625% 8/15/11	3,863	4,015
5.95% 2/15/17	1,643	1,615
6.25% 5/15/13	4,560	4,815
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 6,346	$ 6,323
ERP Operating LP:
5.5% 10/1/12	7,592	8,119
6.625% 3/15/12	1,392	1,507
Liberty Property LP:
5.5% 12/15/16	3,932	3,857
6.375% 8/15/12	2,724	2,915
6.625% 10/1/17	3,918	4,006
Mack-Cali Realty LP:
5.05% 4/15/10	5,474	5,489
7.75% 2/15/11	1,739	1,827
Post Apartment Homes LP 6.3% 6/1/13	6,814	7,085
Reckson Operating Partnership LP:
5.15% 1/15/11	1,794	1,804
6% 3/31/16	1,534	1,471
Regency Centers LP 6.75% 1/15/12	7,337	7,779
Simon Property Group LP:
4.2% 2/1/15	2,530	2,560
4.6% 6/15/10	2,646	2,672
5.1% 6/15/15	3,937	4,106
5.3% 5/30/13	220	235
6.75% 2/1/40	6,113	6,144
Tanger Properties LP 6.15% 11/15/15	10,207	10,561
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (d)	7,300	7,867
		156,125
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
5.65% 5/1/18	18,622	18,575
6.5% 8/1/16	6,800	7,310
7.375% 5/15/14	5,798	6,520
7.625% 6/1/19	1,715	1,939
Countrywide Home Loans, Inc. 4% 3/22/11	1,217	1,254
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
2.0706% 4/1/14 (j)	$ 3,116	$ 3,076
2.3134% 6/20/13 (j)	1,646	1,636
		40,310
TOTAL FINANCIALS		876,293
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,687
6.25% 6/15/14	3,144	3,519
7.25% 6/15/19	2,036	2,369
		11,575
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	561
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	353	352
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,545
6.795% 2/2/20	657	601
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,460	7,162
7.57% 11/18/10	13,914	14,140
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,535	2,978
8.36% 7/20/20	11,912	10,989
		37,767
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
5.15% 10/15/10	1,005	1,032
5.45% 10/15/12	240	264
		1,296
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	574
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	$ 3,739	$ 3,627
TOTAL INDUSTRIALS		43,825
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	4,680	4,676
5.5% 1/15/40	4,680	4,540
		9,216
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,379
6.55% 10/1/17	5,174	5,694
		12,073
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	5,797	5,803
National Semiconductor Corp. 0.5036% 6/15/10 (j)	2,459	2,455
		8,258
TOTAL INFORMATION TECHNOLOGY		29,547
MATERIALS - 1.0%
Chemicals - 0.5%
Dow Chemical Co.:
7.6% 5/15/14	20,383	23,285
8.55% 5/15/19	6,600	7,979
		31,264
Metals & Mining - 0.5%
Anglo American Capital PLC 9.375% 4/8/19 (d)	5,678	7,263
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	5,241	5,798
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 6,052	$ 6,883
8.95% 5/1/14	6,462	7,841
		35,671
TOTAL MATERIALS		66,935
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	10,394	11,111
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,371
British Telecommunications PLC 9.125% 12/15/10 (c)	1,934	2,055
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,448
5.875% 8/20/13	6,186	6,794
France Telecom SA 7.75% 3/1/11 (c)	2,706	2,887
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,411
7.625% 1/30/11	5,123	5,225
Telecom Italia Capital SA:
4.875% 10/1/10	3,277	3,342
4.95% 9/30/14	6,637	6,928
5.25% 10/1/15	3,019	3,168
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,762
5.877% 7/15/19	2,416	2,550
6.221% 7/3/17	1,964	2,167
Verizon Communications, Inc. 6.1% 4/15/18	5,800	6,353
		70,572
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	6,274	6,559
5.875% 10/1/19 (d)	6,119	6,416
Sprint Nextel Corp. 6% 12/1/16	12,603	10,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5.5% 6/15/11	$ 3,420	$ 3,608
5.625% 2/27/17	1,742	1,870
		29,355
TOTAL TELECOMMUNICATION SERVICES		99,927
UTILITIES - 3.0%
Electric Utilities - 1.4%
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	5,258
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,386
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,281
EDP Finance BV 6% 2/2/18 (d)	14,961	15,686
Exelon Corp. 4.9% 6/15/15	15,945	16,665
Mid-American Energy Co. 5.65% 7/15/12	942	1,024
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,196
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,571
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	9,216	7,972
Progress Energy, Inc. 6% 12/1/39	4,672	4,589
		96,628
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,626	3,831
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,372
		7,203
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	7,906	8,615
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	15,160
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,438
6.5% 5/1/18	6,705	7,189
PSEG Power LLC 7.75% 4/15/11	2,038	2,175
		36,577
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	390
5.5% 12/1/39	2,994	2,896
7.5% 9/1/10	475	491
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	2,580	2,387
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (j)	$ 4,578	$ 4,532
DTE Energy Co. 7.05% 6/1/11	3,168	3,357
KeySpan Corp. 7.625% 11/15/10	212	222
National Grid PLC 6.3% 8/1/16	15,626	17,321
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,859
5.45% 9/15/20	6,378	6,353
6.4% 3/15/18	10,710	11,500
7.875% 11/15/10	1,421	1,483
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	11,838	10,921
		63,712
TOTAL UTILITIES		204,120
TOTAL NONCONVERTIBLE BONDS (Cost $1,652,785)		1,729,344
U.S. Government and Government Agency Obligations - 31.2%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	19,500	19,703
U.S. Treasury Inflation Protected Obligations - 5.7%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	92,488	94,852
2% 1/15/14	24,194	25,848
2.375% 1/15/17 (g)	184,911	200,991
2.625% 7/15/17	57,229	63,440
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		385,131
U.S. Treasury Obligations - 25.2%
U.S. Treasury Bonds:
4.375% 11/15/39	30,508	29,602
4.5% 8/15/39	201,117	199,326
U.S. Treasury Notes:
0.75% 11/30/11	471,073	471,662
1.125% 12/15/12	104,008	103,650
2.625% 7/31/14	235,815	241,618
2.75% 10/31/13	499,918	518,787
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 11/15/19	$ 93,106	$ 91,302
4% 8/15/18	30,291	31,612
5.125% 5/15/16	10,500	11,922
TOTAL U.S. TREASURY OBLIGATIONS		1,699,481
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,071,951)		2,104,315
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 12.6%
3.364% 10/1/34 (j)	9,916	10,344
3.951% 9/1/35 (j)	5,212	5,406
4% 3/1/25 (e)	28,000	28,573
4% 3/1/25 (e)	4,000	4,082
4% 3/1/25 (e)	4,000	4,082
4.058% 8/1/35 (j)	1,681	1,730
4.288% 6/1/36 (j)	396	411
4.3% 2/1/35 (j)	5,528	5,799
4.372% 10/1/37 (j)	15,741	16,368
4.5% 4/1/23 to 3/1/40	123,731	125,244
4.5% 3/1/25 (e)	10,000	10,410
4.5% 3/1/40 (e)	7,000	7,076
4.612% 5/1/35 (j)	14,453	14,972
5% 4/1/18 to 2/1/40	100,771	105,010
5% 3/1/25 (e)	13,200	13,915
5% 3/1/40 (e)	3,000	3,109
5% 3/1/40 (e)(f)	28,000	29,019
5% 3/1/40 (e)	16,000	16,582
5.188% 4/1/36 (j)	8,820	9,141
5.5% 1/1/24 to 2/1/40	139,363	147,765
5.5% 3/1/40 (e)(f)	15,000	15,793
5.5% 4/1/40 (e)(f)	15,000	15,772
5.515% 7/1/37 (j)	1,243	1,290
6% 7/1/21 to 11/1/38	107,858	116,410
6% 3/1/40 (e)(f)	9,500	10,077
6% 4/1/40 (e)(f)	9,500	10,092
6% 5/1/40 (e)	8,000	8,486
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 5/1/40 (e)(f)	$ 9,500	$ 10,077
6.5% 5/1/31 to 9/1/38	37,188	40,235
6.5% 3/1/40 (e)(f)	8,000	8,539
6.5% 3/1/40 (e)(f)	12,000	12,809
6.5% 4/1/40 (e)(f)	25,000	26,793
6.5% 5/1/40 (e)(f)	12,000	12,848
TOTAL FANNIE MAE		848,259
Freddie Mac - 1.4%
3.021% 8/1/35 (j)	8,578	8,928
3.14% 10/1/34 (j)	4,703	4,923
3.391% 1/1/36 (j)	2,849	2,964
4.554% 4/1/35 (j)	11,258	11,669
4.63% 4/1/35 (j)	8,963	9,270
4.731% 7/1/35 (j)	3,417	3,521
5% 9/1/39	2,957	3,083
5.681% 10/1/35 (j)	632	664
6% 7/1/37	298	322
6% 3/1/40 (e)(f)	18,500	19,804
6% 3/1/40 (e)	7,000	7,493
6% 3/1/40 (e)	5,500	5,888
6.5% 3/1/40 (e)	13,000	14,025
TOTAL FREDDIE MAC		92,554
Government National Mortgage Association - 0.7%
4% 3/1/40 (e)	5,000	4,935
4% 3/1/40 (e)	10,000	9,869
4% 3/1/40 (e)	13,000	12,830
5.5% 12/20/28 to 12/15/38	21,118	22,526
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $974,065)		990,973
Asset-Backed Securities - 2.9%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (j)	$ 1,444	$ 560
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (j)	491	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (j)	142	134
Class M2, 1.8788% 2/25/34 (j)	275	144
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (j)	184	163
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (j)	137	4
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (j)	135	3
Class M5, 0.6188% 4/25/36 (j)	88	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (j)	974	949
Series 2006-C1 Class C1, 0.7088% 10/20/14 (j)	203	4
Series 2007-A4 Class A4, 0.2588% 4/22/13 (j)	867	845
Series 2007-D1 Class D, 1.6288% 1/22/13 (d)(j)	6,136	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7306% 6/15/32 (d)(j)	6,259	2,691
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(j)	258	258
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	2,720	2,767
Class A4, 3% 10/15/15 (d)	2,700	2,772
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (d)(j)	13,880	13,880
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	130	131
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	789
Class E, 6.96% 3/31/16 (d)	3,214	2,964
Series 2007-2M Class A3, 5.22% 4/8/10	118	120
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (j)	88	55
Series 2004-R11 Class M1, 0.8888% 11/25/34 (j)	454	151
Series 2004-R2 Class M3, 0.7788% 4/25/34 (j)	122	13
Series 2005-R2 Class M1, 0.6788% 4/25/35 (j)	1,638	1,171
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (j)	38	27
Series 2004-W7 Class M1, 0.7788% 5/25/34 (j)	1,012	478
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (j)	$ 1,198	$ 380
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (j)	2,117	1,201
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (j)	149	8
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(j)	5,160	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,538
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	4,300	4,373
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (j)	795	771
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (j)	1,740	1,653
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (j)	368	354
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,265	1,289
Class C, 5.31% 6/15/12	930	950
Series 2007-1 Class C, 5.38% 11/15/12	331	345
Series 2007-SN1 Class D, 6.05% 1/17/12	162	161
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(j)	9,323	9,343
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	194	196
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(j)	2,306	2,298
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (d)(j)	363	39
Class B, 0.9788% 7/20/39 (d)(j)	355	19
Class C, 1.3288% 7/20/39 (d)(j)	456	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	682
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (j)	905	180
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (j)	572	11
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (d)(j)	855	21
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (j)	127	25
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (j)	251	10
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (j)	1,429	487
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(j)	143	126
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC: - continued
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	$ 323	$ 289
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	198	198
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	24,330	24,492
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (j)	607	27
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (j)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (j)	76	73
Series 2007-4 Class A1A, 0.3513% 9/25/37 (j)	438	425
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (j)	126	32
Series 2004-4 Class M2, 1.0238% 6/25/34 (j)	467	161
Series 2005-3 Class MV1, 0.6488% 8/25/35 (j)	1,271	1,160
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (j)	203	186
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	591	602
Series 2007-B Class A3, 5.47% 11/15/11 (d)	67	67
Series 2007-C Class A3, 5.43% 5/15/12 (d)	101	102
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,272	2,817
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (j)	2,306	2,305
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,063	1,085
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (j)	31	27
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (j)	231	82
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (j)	4,467	1,418
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (j)	19	5
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (j)	3,203	2,847
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (j)	58	58
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,582
Series 2006-C:
Class B, 5.3% 6/15/12	409	430
Class D, 6.89% 5/15/13 (d)	2,428	2,566
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2007-A Class D, 7.05% 12/15/13 (d)	$ 1,378	$ 1,477
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,458
Class A4, 2.98% 8/15/14	3,000	3,094
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (j)	612	590
Series 2010-1 Class A, 1.8822% 12/15/14 (d)(j)	12,300	12,358
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	42
Series 2007-1:
Class A4, 5.03% 2/16/15	286	295
Class C, 5.43% 2/16/15	350	330
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (j)	752	245
Class M4, 0.9088% 1/25/35 (j)	289	38
Series 2006-D Class M1, 0.4588% 11/25/36 (j)	184	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(j)	2,174	1,413
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,750	1,313
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (d)(j)	250	220
Series 2006-2A:
Class A, 0.4119% 11/15/34 (d)(j)	1,578	1,199
Class B, 0.5119% 11/15/34 (d)(j)	572	200
Class C, 0.6119% 11/15/34 (d)(j)	947	265
Class D, 0.9819% 11/15/34 (d)(j)	361	76
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (j)	3,765	3,765
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (j)	751	727
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (j)	421	253
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	236	234
Series 2007-1:
Class B, 5.53% 12/15/14	55	56
Class C, 5.74% 12/15/14	118	113
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	501	77
Class M1, 0.8788% 6/25/34 (j)	2,042	966
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (j)	$ 827	$ 44
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (j)	342	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(j)	523	100
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(j)	519	93
Class C, 0.7788% 9/25/46 (d)(j)	1,211	157
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (j)	277	148
Series 2003-3 Class M1, 1.5188% 8/25/33 (j)	685	330
Series 2003-5 Class A2, 0.9288% 12/25/33 (j)	26	13
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (j)	150	145
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (j)	1,867	1,753
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (j)	7	7
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (j)	727	439
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (j)	1,144	394
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,497
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	48	48
Class C, 5.34% 11/15/12	48	48
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (j)	116	3
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (j)	1,144	928
Class MV1, 0.4588% 11/25/36 (j)	928	337
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (j)	326	16
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (j)	730	599
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (j)	3	3
Class 2C, 1.4006% 3/27/42 (j)	2,011	376
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (d)(j)	371	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,136	2,179
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (j)	188	134
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	$ 19	$ 16
Class C, 5.691% 10/20/28 (d)	8	7
Class D, 6.01% 10/20/28 (d)	100	76
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (j)	410	13
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (j)	622	30
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (j)	119	53
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	178	182
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (j)	476	341
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (j)	1,762	1,551
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (j)	23	22
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (j)	2,359	1,340
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (j)	45	35
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (j)	317	121
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (j)	331	76
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (j)	150	4
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(j)(l)	2,480	102
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	2,736	497
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	265	13
Series 2006-2 Class AIO, 6% 8/25/11 (l)	132	9
Series 2006-3:
Class A1, 0.2588% 9/25/19 (j)	181	180
Class AIO, 7.1% 1/25/12 (l)	212	25
Series 2006-4:
Class A1, 0.2588% 3/25/25 (j)	464	456
Class AIO, 6.35% 2/27/12 (l)	673	76
Class D, 1.3288% 5/25/32 (j)	1,537	43
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	905	127
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	769	112
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (j)	1,132	371
Series 2005-D Class M2, 0.6988% 2/25/36 (j)	538	58
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (j)	194	189
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(j)	449	175
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(j)	$ 933	$ 345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (j)	93	89
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (j)	138	131
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (j)	422	117
Class M4, 1.6788% 9/25/34 (j)	542	76
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (j)	1,624	1,132
Class M3, 0.7888% 1/25/35 (j)	379	182
Class M4, 1.0588% 1/25/35 (j)	1,171	157
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (j)	1,440	20
Class M9, 2.1088% 5/25/35 (j)	236	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(j)	2,416	2,393
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	201	201
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (j)	407	14
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (j)	127	123
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (j)	4	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (j)	1,417	910
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (j)	54	1
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (j)	35	16
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (j)	19	18
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(j)	743	690
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (j)	1,009	153
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (j)	63	14
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (j)	2,305	1,937
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	694	662
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (j)	$ 2,667	$ 2,658
Class B, 0.4519% 6/15/12 (j)	242	238
Class C, 0.7319% 6/15/12 (j)	145	142
Series 2007-2 Class A, 0.8819% 10/15/12 (j)	1,632	1,625
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (j)	23	16
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (d)(j)	1,698	85
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	617	643
Series 2007-A Class A3, 5.28% 2/13/12	243	244
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (j)	2,910	2,872
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	290	295
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	233	239
Class D, 5.54% 12/20/12 (d)	332	338
Class E, 7.05% 5/20/14 (d)	3,929	3,836
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (j)	364	6
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(j)	6,423	6,329
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	6,931	7,118
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(j)	1,020	1,021
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(j)	3,966	3,960
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (j)	76	76
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(j)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $197,550)		198,774
Collateralized Mortgage Obligations - 1.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(j)	$ 1,133	$ 453
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (j)	1,123	263
Class C, 5.6986% 4/10/49 (j)	2,997	667
Class D, 5.6986% 4/10/49 (j)	1,500	283
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (j)	1,301	1,154
Series 2004-1 Class 2A2, 3.676% 10/25/34 (j)	1,442	1,257
Series 2004-A Class 2A2, 4.4789% 2/25/34 (j)	185	167
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (j)	100	84
Class 2A2, 4.5532% 3/25/34 (j)	810	711
Series 2004-D Class 2A2, 3.8658% 5/25/34 (j)	1,274	1,125
Series 2004-G Class 2A7, 3.9253% 8/25/34 (j)	1,126	991
Series 2004-H Class 2A1, 3.7605% 9/25/34 (j)	994	851
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(j)(l)	37,582	2,898
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (j)	1,972	1,481
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (d)(j)(l)	2,579	33
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (j)	1,275	1,115
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (j)	1,459	1,344
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (j)	1,372	1,434
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (j)	1,200	1,103
Class A4, 3.0036% 8/25/34 (j)	999	917
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	307
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(j)	1,372	1,300
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (j)	20	20
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (j)	1,520	1,414
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (j)	$ 173	$ 168
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (j)	39	28
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (j)	1,249	1,133
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(j)	2,627	2,516
Class C2, 0.7213% 10/18/54 (d)(j)	881	810
Class M2, 0.5013% 10/18/54 (d)(j)	1,509	1,379
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(j)	183	182
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(j)	2,144	1,948
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(j)	2,469	2,352
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (j)	117	41
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(j)	5,059	1,771
Series 2006-2 Class C1, 0.6988% 12/20/54 (j)	4,271	1,452
Series 2006-3 Class C2, 0.7288% 12/20/54 (j)	890	312
Series 2006-4:
Class B1, 0.3188% 12/20/54 (j)	3,376	2,296
Class C1, 0.6088% 12/20/54 (j)	2,064	722
Class M1, 0.3988% 12/20/54 (j)	889	551
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (j)	1,688	574
Class 1M1, 0.3788% 12/20/54 (j)	1,120	672
Class 2C1, 0.6588% 12/20/54 (j)	768	261
Class 2M1, 0.4788% 12/20/54 (j)	1,438	863
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (j)	1,992	697
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (j)	341	162
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (j)	511	418
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (j)	319	184
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (j)	171	56
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,620
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (j)	$ 1,633	$ 1,263
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (j)	1,823	1,754
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (j)	1,453	1,319
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	622
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(j)	308	139
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (j)	1,006	413
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (j)	311	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (j)	1,528	818
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(j)	190	142
Class C, 0.4219% 6/15/22 (d)(j)	1,173	763
Class D, 0.4319% 6/15/22 (d)(j)	452	248
Class E, 0.4419% 6/15/22 (d)(j)	722	375
Class F, 0.4719% 6/15/22 (d)(j)	1,196	562
Class G, 0.5419% 6/15/22 (d)(j)	271	122
Class H, 0.5619% 6/15/22 (d)(j)	542	217
Class J, 0.6019% 6/15/22 (d)(j)	633	221
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (j)	1,608	1,405
Series 2005-A2 Class A7, 3.0982% 2/25/35 (j)	1,417	1,266
Series 2006-A6 Class A4, 3.6193% 10/25/33 (j)	1,141	997
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	5,874	6,043
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (j)	2,152	1,658
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (j)	2,252	138
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (j)	1,741	1,690
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (j)	3,680	2,939
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (d)(j)	1,468	689
Class B6, 3.0784% 7/10/35 (d)(j)	1,946	1,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(j)	$ 541	$ 283
Class B5, 1.9284% 2/10/36 (d)(j)	360	192
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(j)	389	199
Class B5, 1.7784% 2/10/36 (d)(j)	288	123
Class B6, 2.2284% 2/10/36 (d)(j)	148	46
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(j)	511	237
Class B5, 1.5784% 9/10/36 (d)(j)	567	253
Class B6, 1.9784% 9/10/36 (d)(j)	165	59
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	715	613
Series 2004-SL3 Class A1, 7% 8/25/16	58	49
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(j)	337	280
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	179
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (j)	34	17
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(j)	60	51
Series 2003-15A Class 4A, 5.3948% 4/25/33 (j)	459	426
Series 2003-20 Class 1A1, 5.5% 7/25/33	458	458
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (j)	2,597	1,377
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (j)	9	9
Series 2003-AR8 Class A, 2.8492% 8/25/33 (j)	833	762
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (j)	2,183	1,860
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9948% 11/25/34 (j)	2,188	2,018
Series 2005-AR12 Class 2A6, 3.2077% 7/25/35 (j)	2,824	2,545
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (j)	1,903	1,698
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (j)	$ 1,641	$ 1,434
Series 2006-AR8 Class 3A1, 5.2212% 4/25/36 (j)	18,686	15,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,214)		103,333
Commercial Mortgage Securities - 7.8%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (j)	1,605	1,714
Class A2, 7.1267% 2/14/43 (j)	1,009	1,095
Class A3, 7.1767% 2/14/43 (j)	1,089	1,182
Class PS1, 1.5186% 2/14/43 (j)(l)	4,833	174
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (j)	1,602	1,677
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	8,107
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	186	189
Series 2006-5:
Class A1, 5.185% 9/10/47	51	52
Class A2, 5.317% 9/10/47	5,295	5,468
Class A3, 5.39% 9/10/47	1,913	1,958
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,816
Series 2007-2 Class A1, 5.421% 4/10/49	154	159
Series 2007-4 Class A3, 5.8113% 2/10/51 (j)	1,368	1,400
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	114
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	2,291	2,346
Class A4, 5.6579% 6/10/49 (j)	2,860	2,551
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	157	157
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,810
Series 2004-2:
Class A3, 4.05% 11/10/38	1,749	1,762
Class A4, 4.153% 11/10/38	1,740	1,707
Series 2004-4 Class A3, 4.128% 7/10/42	256	256
Series 2005-1 Class A3, 4.877% 11/10/42	2,932	2,931
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	420	425
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	767
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	$ 343	$ 315
Class K, 6.15% 5/11/35 (d)	638	547
Series 2003-2 Class XP, 0.293% 3/11/41 (d)(j)(l)	9,253	24
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,339
Series 2005-6 Class A3, 5.1785% 9/10/47 (j)	2,470	2,528
Series 2007-1 Class B, 5.543% 1/15/49	826	230
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(j)	589	501
Class D, 0.5919% 3/15/22 (d)(j)	597	496
Class E, 0.6319% 3/15/22 (d)(j)	493	399
Class F, 0.7019% 3/15/22 (d)(j)	489	371
Class G, 0.7619% 3/15/22 (d)(j)	317	222
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (d)(j)	882	732
Class D, 0.4419% 10/15/19 (d)(j)	1,077	862
Class E, 0.4719% 10/15/19 (d)(j)	998	758
Class F, 0.5419% 10/15/19 (d)(j)	2,362	1,606
Class G, 0.5619% 10/15/19 (d)(j)	951	552
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(j)	70	37
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(j)	1,141	879
Class B, 2.1288% 4/25/34 (d)(j)	128	59
Class M1, 0.7888% 4/25/34 (d)(j)	103	65
Class M2, 1.4288% 4/25/34 (d)(j)	94	50
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(j)	875	637
Class M1, 0.8088% 8/25/34 (d)(j)	159	91
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(j)	1,925	1,376
Class A2, 0.6488% 1/25/35 (d)(j)	277	174
Class M1, 0.7288% 1/25/35 (d)(j)	332	179
Class M2, 1.2288% 1/25/35 (d)(j)	167	77
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(j)	1,554	1,048
Class M1, 0.6588% 8/25/35 (d)(j)	82	38
Class M2, 0.7088% 8/25/35 (d)(j)	135	58
Class M3, 0.7288% 8/25/35 (d)(j)	75	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M4, 0.8388% 8/25/35 (d)(j)	$ 68	$ 25
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(j)	601	423
Class A2, 0.6288% 11/25/35 (d)(j)	562	340
Class M1, 0.6688% 11/25/35 (d)(j)	120	56
Class M2, 0.7188% 11/25/35 (d)(j)	90	40
Class M3, 0.7388% 11/25/35 (d)(j)	81	33
Class M4, 0.8288% 11/25/35 (d)(j)	101	39
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(j)	1,395	872
Class B1, 1.6288% 1/25/36 (d)(j)	121	37
Class M1, 0.6788% 1/25/36 (d)(j)	450	220
Class M2, 0.6988% 1/25/36 (d)(j)	135	62
Class M3, 0.7288% 1/25/36 (d)(j)	197	85
Class M4, 0.8388% 1/25/36 (d)(j)	109	41
Class M5, 0.8788% 1/25/36 (d)(j)	109	38
Class M6, 0.9288% 1/25/36 (d)(j)	116	37
Series 2006-1:
Class A2, 0.5888% 4/25/36 (d)(j)	212	125
Class M1, 0.6088% 4/25/36 (d)(j)	129	55
Class M2, 0.6288% 4/25/36 (d)(j)	136	54
Class M3, 0.6488% 4/25/36 (d)(j)	117	44
Class M4, 0.7488% 4/25/36 (d)(j)	66	24
Class M5, 0.7888% 4/25/36 (d)(j)	64	22
Class M6, 0.8688% 4/25/36 (d)(j)	129	41
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(j)	3,774	2,575
Class A2, 0.5088% 7/25/36 (d)(j)	195	114
Class B1, 1.0988% 7/25/36 (d)(j)	124	37
Class B3, 2.9288% 7/25/36 (d)(j)	110	29
Class M1, 0.5388% 7/25/36 (d)(j)	204	88
Class M2, 0.5588% 7/25/36 (d)(j)	144	58
Class M3, 0.5788% 7/25/36 (d)(j)	119	44
Class M4, 0.6488% 7/25/36 (d)(j)	137	49
Class M5, 0.6988% 7/25/36 (d)(j)	99	33
Class M6, 0.7688% 7/25/36 (d)(j)	148	48
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(j)	127	22
Class B2, 1.5788% 10/25/36 (d)(j)	155	23
Class B3, 2.8288% 10/25/36 (d)(j)	149	22
Class M4, 0.6588% 10/25/36 (d)(j)	140	37
Class M5, 0.7088% 10/25/36 (d)(j)	168	40
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M6, 0.7888% 10/25/36 (d)(j)	$ 329	$ 66
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(j)	691	465
Class A2, 0.4988% 12/25/36 (d)(j)	3,505	1,608
Class B1, 0.9288% 12/25/36 (d)(j)	174	42
Class B2, 1.4788% 12/25/36 (d)(j)	178	38
Class B3, 2.6788% 12/25/36 (d)(j)	187	34
Class M1, 0.5188% 12/25/36 (d)(j)	225	74
Class M2, 0.5388% 12/25/36 (d)(j)	150	46
Class M3, 0.5688% 12/25/36 (d)(j)	152	44
Class M4, 0.6288% 12/25/36 (d)(j)	182	49
Class M5, 0.6688% 12/25/36 (d)(j)	167	42
Class M6, 0.7488% 12/25/36 (d)(j)	150	35
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(j)	756	446
Class B1, 0.8988% 3/25/37 (d)(j)	240	46
Class B2, 1.3788% 3/25/37 (d)(j)	174	28
Class B3, 3.5788% 3/25/37 (d)(j)	477	62
Class M1, 0.4988% 3/25/37 (d)(j)	212	84
Class M2, 0.5188% 3/25/37 (d)(j)	158	55
Class M3, 0.5488% 3/25/37 (d)(j)	209	65
Class M4, 0.5988% 3/25/37 (d)(j)	170	48
Class M5, 0.6488% 3/25/37 (d)(j)	177	44
Class M6, 0.7288% 3/25/37 (d)(j)	247	54
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(j)	1,884	1,225
Class A2, 0.5488% 7/25/37 (d)(j)	1,764	829
Class B1, 1.8288% 7/25/37 (d)(j)	528	82
Class B2, 2.4788% 7/25/37 (d)(j)	460	76
Class B3, 3.5788% 7/25/37 (d)(j)	517	72
Class M1, 0.5988% 7/25/37 (d)(j)	601	211
Class M2, 0.6388% 7/25/37 (d)(j)	313	97
Class M3, 0.7188% 7/25/37 (d)(j)	317	82
Class M4, 0.8788% 7/25/37 (d)(j)	659	145
Class M5, 0.9788% 7/25/37 (d)(j)	582	116
Class M6, 1.2288% 7/25/37 (d)(j)	740	126
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(j)	754	361
Class B1, 1.1788% 7/25/37 (d)(j)	455	97
Class B2, 1.8288% 7/25/37 (d)(j)	1,169	212
Class B3, 4.2288% 7/25/37 (d)(j)	606	92
Class M1, 0.5388% 7/25/37 (d)(j)	400	143
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.5688% 7/25/37 (d)(j)	$ 427	$ 141
Class M3, 0.5988% 7/25/37 (d)(j)	687	213
Class M4, 0.7288% 7/25/37 (d)(j)	1,082	297
Class M5, 0.8288% 7/25/37 (d)(j)	548	128
Class M6, 1.0288% 7/25/37 (d)(j)	416	107
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (d)(j)	251	28
Class B2, 3.6788% 9/25/37 (d)(j)	910	91
Class M1, 1.1788% 9/25/37 (d)(j)	242	56
Class M2, 1.2788% 9/25/37 (d)(j)	242	46
Class M4, 1.8288% 9/25/37 (d)(j)	617	92
Class M5, 1.9788% 9/25/37 (d)(j)	617	80
Class M6, 2.1788% 9/25/37 (d)(j)	618	74
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,712	119
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	8,191	820
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(j)	639	351
Class H, 0.8819% 3/15/19 (d)(j)	429	206
Class J, 1.0819% 3/15/19 (d)(j)	323	139
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(j)	489	245
Class E, 0.5319% 3/15/22 (d)(j)	2,544	1,196
Class F, 0.5819% 3/15/22 (d)(j)	1,561	671
Class G, 0.6319% 3/15/22 (d)(j)	401	160
Class H, 0.7819% 3/15/22 (d)(j)	489	176
Class J, 0.9319% 3/15/22 (d)(j)	489	137
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	669	684
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,496	1,537
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,737
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,780
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	177	182
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	13,521
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (j)	803	759
Series 2007-PW17 Class A1, 5.282% 6/11/50	664	679
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	11,811
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	425	435
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(j)(l)	10,636	85
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW13 Class A3, 5.518% 9/11/41	$ 4,842	$ 5,067
Series 2006-PW14 Class X2, 0.653% 12/11/38 (d)(j)(l)	18,592	373
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	181	182
Class A4, 5.4629% 4/12/38 (j)	172	182
Series 2007-PW15 Class A1, 5.016% 2/11/44	343	352
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(j)	220	89
Class C, 5.7189% 6/11/40 (d)(j)	183	70
Class D, 5.7189% 6/11/40 (d)(j)	183	52
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(j)(l)	128,162	1,799
Series 2007-T28 Class X2, 0.175% 9/11/42 (d)(j)(l)	64,096	553
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(j)	796	526
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,671
Class XCL, 2.0744% 5/15/35 (d)(j)(l)	20,662	698
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	545
Class F, 7.734% 1/15/32	298	295
Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	4,821
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(j)	1,395	1,448
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (d)(j)	490	346
Class G, 0.5631% 11/15/36 (d)(j)	408	260
Class H, 0.6031% 11/15/36 (d)(j)	327	192
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,329	815
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	445	460
Class A2, 5.7001% 12/10/49 (j)	1,370	1,426
Class A4, 5.7001% 12/10/49 (j)	3,103	2,954
Series 2007-FL3A Class A2, 0.3719% 4/15/22 (d)(j)	4,955	3,341
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (j)	572	583
Series 2007-CD4:
Class A1, 4.977% 12/11/49	311	316
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer:
Class A2A, 5.237% 12/11/49	$ 1,221	$ 1,274
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,309
Class C, 5.476% 12/11/49	2,583	646
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)	63	64
Series 2007-C3 Class A3, 5.8203% 5/15/46 (j)	1,372	1,385
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	1,029
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (d)(j)	3,073	2,397
Class C, 0.5019% 4/15/17 (d)(j)	1,104	795
Class D, 0.5419% 4/15/17 (d)(j)	753	490
Class E, 0.6019% 4/15/17 (d)(j)	240	144
Class F, 0.6419% 4/15/17 (d)(j)	136	72
Class G, 0.7819% 4/15/17 (d)(j)	136	61
Class H, 0.8519% 4/15/17 (d)(j)	136	43
Class J, 1.0819% 4/15/17 (d)(j)	104	26
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(j)	1,419	1,305
Class D, 0.5719% 11/15/17 (d)(j)	74	66
Class E, 0.6219% 11/15/17 (d)(j)	262	223
Class F, 0.6819% 11/15/17 (d)(j)	200	156
Class G, 0.7319% 11/15/17 (d)(j)	138	93
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (d)(j)	1,955	1,505
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	50	51
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,898
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,319	2,279
Series 2007-C9 Class A4, 5.816% 12/10/49 (j)	3,036	2,948
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(j)(l)	2,340	18
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	776
Class XP, 0.4838% 12/10/46 (j)(l)	12,473	177
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	87	88
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	$ 309	$ 314
Class AJ, 5.373% 12/15/39	2,778	1,175
Series 2007-C2:
Class A1, 5.269% 1/15/49	89	90
Class A3, 5.542% 1/15/49 (j)	2,744	2,290
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	173	177
Class A4, 5.7225% 6/15/39 (j)	825	695
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	7,997
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (j)(l)	7,920	165
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	1,041
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(j)	4,895	1,566
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,447
Series 2002-CP5 Class A1, 4.106% 12/15/35	90	92
Series 2004-C1:
Class A3, 4.321% 1/15/37	410	416
Class A4, 4.75% 1/15/37	639	654
Series 1998-C1 Class D, 7.17% 5/17/40	266	270
Series 1999-C1 Class E, 7.8926% 9/15/41 (j)	636	636
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (j)(l)	3,926	51
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (d)(j)(l)	12,636	282
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (d)(j)(l)	6,979	20
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (d)(j)(l)	74,214	673
Series 2006-C1 Class A3, 5.5483% 2/15/39 (j)	7,244	7,406
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(j)	519	311
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(j)	1,479	739
0.5019% 2/15/22 (d)(j)	528	185
Class F, 0.5519% 2/15/22 (d)(j)	1,056	338
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	119	121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (j)(l)	$ 26,883	$ 349
Class B, 5.487% 2/15/40 (d)(j)	2,097	220
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	470
Class G, 6.936% 3/15/33 (d)	903	829
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	5,886
Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(j)(l)	14,059	141
Series 2004-C1 Class X2, 1.1162% 11/10/38 (d)(j)(l)	6,809	62
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	392	209
Series 2007-C1 Class XP, 0.2074% 12/10/49 (j)(l)	25,932	177
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (d)(j)(l)	7,366	37
Series 2004-C3 Class X2, 0.6292% 12/10/41 (j)(l)	5,325	53
Series 2005-C1 Class X2, 0.6812% 5/10/43 (j)(l)	6,280	74
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(j)	516	279
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	884
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,307	1,358
Class A2, 5.597% 12/10/49	2,744	2,796
Series 2007-GG9:
Class A1, 5.233% 3/10/39	98	99
Class A4, 5.444% 3/10/39	3,989	3,790
Series 2003-C1 Class XP, 2.0344% 7/5/35 (d)(j)(l)	4,449	24
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(j)(l)	6,876	50
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(j)(l)	26,390	379
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (j)	3,617	3,655
Class A4, 5.883% 7/10/38 (j)	10,620	10,529
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	33,662	371
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(j)	$ 69	$ 49
Class D, 0.5084% 6/6/20 (d)(j)	327	182
Class E, 0.5984% 6/6/20 (d)(j)	379	210
Class F, 0.6684% 6/6/20 (d)(j)	662	365
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(j)	1,304	1,108
Class D, 0.5984% 3/6/20 (d)(j)	8,605	7,228
Class F, 0.7084% 3/6/20 (d)(j)	107	89
Class G, 0.7484% 3/6/20 (d)(j)	54	44
Class H, 0.8784% 3/6/20 (d)(j)	600	492
Class J, 1.0784% 3/6/20 (d)(j)	860	690
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	436
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (d)(j)(l)	26,920	413
Series 2006-GG6 Class A2, 5.506% 4/10/38	8,045	8,203
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,120
Series 2007-GG10:
Class A1, 5.69% 8/10/45	157	163
Class A2, 5.778% 8/10/45	654	680
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(j)(l)	1,675	16
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(j)(l)	2,355	19
Series 2006-LDP7 Class A4, 5.8741% 4/15/45 (j)	9,200	9,306
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (d)(j)	1,144	709
Class C, 0.4419% 11/15/18 (d)(j)	813	463
Class D, 0.4619% 11/15/18 (d)(j)	257	133
Class E, 0.5119% 11/15/18 (d)(j)	369	185
Class F, 0.5619% 11/15/18 (d)(j)	555	255
Class G, 0.5919% 11/15/18 (d)(j)	482	212
Class H, 0.7319% 11/15/18 (d)(j)	369	148
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (j)	4,080	4,153
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	2,066	2,114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 1,102	$ 1,102
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	868
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	652	666
Series 2007-CB19 Class A4, 5.746% 2/12/49 (j)	4,812	4,568
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	6,587
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (j)	3,852	4,010
Series 2007-LDP10 Class A1, 5.122% 1/15/49	114	117
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	3,446
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (j)	1,235	680
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(j)	694	200
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	411
Series 2007-CB19:
Class B, 5.746% 2/12/49 (j)	117	39
Class C, 5.746% 2/12/49 (j)	307	96
Class D, 5.746% 2/12/49 (j)	322	95
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	40
Class CS, 5.466% 1/15/49 (j)	113	11
Class ES, 5.5453% 1/15/49 (d)(j)	709	81
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	566	565
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	627	648
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	263	273
Series 2001-C3 Class A1, 6.058% 6/15/20	53	54
Series 2006-C1:
Class A2, 5.084% 2/15/31	658	667
Class A4, 5.156% 2/15/31	521	533
Series 2006-C3 Class A1, 5.478% 3/15/39	79	80
Series 2006-C6:
Class A1, 5.23% 9/15/39	182	185
Class A2, 5.262% 9/15/39 (j)	2,394	2,460
Series 2006-C7:
Class A1, 5.279% 11/15/38	117	119
Class A2, 5.3% 11/15/38	1,509	1,554
Class A3, 5.347% 11/15/38	1,022	1,019
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	161	165
Class A4, 5.424% 2/15/40	8,354	7,732
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.226% 2/15/40	$ 124	$ 127
Class A3, 5.43% 2/15/40	2,501	2,331
Series 2000-C5 Class E, 7.29% 12/15/32	96	96
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,716
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,481
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (d)(j)(l)	5,757	13
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(j)(l)	14,791	144
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	315	317
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (j)(l)	4,625	67
Series 2006-C3 Class A3 5.689% 3/15/32	620	642
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (j)(l)	7,799	152
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	806
Class D, 5.563% 2/15/40 (j)	549	137
Class E, 5.582% 2/15/40 (j)	274	60
Class XCP, 0.4741% 2/15/40 (j)(l)	3,135	43
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,586
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	4,271
Class XCP, 0.2983% 9/15/45 (j)(l)	110,403	1,248
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	392	398
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,077	1,828
Class C, 4.13% 11/20/37 (d)	5,919	4,913
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(j)	440	316
Class E, 0.5219% 9/15/21 (d)(j)	1,586	1,097
Class F, 0.5719% 9/15/21 (d)(j)	906	537
Class G, 0.5919% 9/15/21 (d)(j)	1,791	796
Class H, 0.6319% 9/15/21 (d)(j)	462	161
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,580
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	140	141
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,487
Series 2007-C1 Class A1, 4.533% 6/12/50	446	453
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (j)	2,253	2,296
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(j)	1,194	366
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1 Class A2, 5.6114% 5/12/39 (j)	$ 1,935	$ 1,986
Series 2007-C1 Class A4, 5.8284% 6/12/50 (j)	5,194	4,797
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,691
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (j)	639	596
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,499
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,199
Series 2007-5:
Class A1, 4.275% 8/12/48	81	83
Class A3, 5.364% 8/12/48	535	523
Class A4, 5.378% 8/12/48	55	46
Class B, 5.479% 2/12/17	4,116	278
Series 2007-6:
Class A1, 5.175% 3/12/51	99	101
Class A4, 5.485% 3/12/51 (j)	3,250	2,753
Series 2007-7 Class A4, 5.747% 6/12/50 (j)	4,802	4,225
Series 2007-8 Class A1, 4.622% 8/12/49	317	324
Series 2006-2 Class A4, 5.9102% 6/12/46 (j)	833	860
Series 2006-4 Class XP, 0.6256% 12/12/49 (j)(l)	27,915	572
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	362
Series 2007-7 Class B, 5.75% 6/12/50	1,765	267
Series 2007-8 Class A3, 5.9573% 8/12/49 (j)	1,183	1,102
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(j)	28	23
Series 2006-XLF:
Class C, 1.429% 7/15/19 (d)(j)	653	90
Class F, 0.549% 7/15/19 (d)(j)	1,321	951
Class G, 0.589% 7/15/19 (d)(j)	750	428
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(j)	2,089	831
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(j)	1,792	36
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(j)	788	276
Class D, 0.419% 10/15/20 (d)(j)	529	132
Class E, 0.479% 10/15/20 (d)(j)	662	99
Class F, 0.529% 10/15/20 (d)(j)	397	40
Class G, 0.4719% 10/15/20 (d)(j)	491	39
Class H, 0.659% 10/15/20 (d)(j)	309	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class J, 0.809% 10/15/20 (d)(j)	$ 353	$ 11
Class MHRO, 0.9219% 10/15/20 (d)(j)	424	54
Class MJPM, 1.2319% 10/15/20 (d)(j)	160	17
Class MSTR, 0.9319% 10/15/20 (d)(j)	300	47
Class NHRO, 1.119% 10/15/20 (d)(j)	641	75
Class NSTR, 1.079% 10/15/20 (d)(j)	276	38
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(j)(l)	4,224	53
Series 2004-HQ3 Class A2, 4.05% 1/13/41	371	373
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,033
Series 2006-HQ10 Class A4, 5.328% 11/12/41	4,496	4,458
Series 2006-HQ8 Class A1, 5.124% 3/12/44	5	5
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	283	290
Class A31, 5.439% 2/12/44 (j)	10,884	10,886
Series 2007-IQ13 Class A1, 5.05% 3/15/44	298	306
Series 2007-IQ14 Class A1, 5.38% 4/15/49	280	288
Series 2007-IQ15 Class A4, 5.8802% 6/11/49 (j)	6,250	5,816
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	13,098
Series 2007-T25:
Class A1, 5.391% 11/12/49	169	174
Class A2, 5.507% 11/12/49	1,349	1,405
Series 2007-T27 Class A4, 5.6493% 6/11/42 (j)	5,025	5,105
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(j)(l)	8,877	92
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(j)(l)	16,123	304
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (d)(j)(l)	5,823	80
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (j)	2,128	2,191
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	2,036	825
Series 2006-IQ11 Class A4, 5.7711% 10/15/42 (j)	412	428
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	532
Series 2006-T23 Class A3, 5.8074% 8/12/41 (j)	700	730
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,488	883
Series 2007-HQ12:
Class A4, 5.6315% 4/12/49 (j)	7,259	6,863
Series A1, 5.519% 4/12/49 (j)	508	528
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	1,818
Class AAB, 5.654% 4/15/49	3,010	3,039
Class B, 5.7311% 4/15/49 (j)	337	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-T25 Class A3, 5.514% 11/12/49	$ 33,625	$ 33,829
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(j)	2,423	127
Class D, 0.929% 7/17/17 (d)(j)	1,140	60
Class E, 1.029% 7/17/17 (d)(j)	927	49
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	23	24
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	181	190
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,204
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(j)	1,013	1,010
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(j)	1,377	651
Class F, 0.5731% 8/11/18 (d)(j)	1,490	639
Class G, 0.5931% 8/11/18 (d)(j)	1,411	581
Class J, 0.8331% 8/11/18 (d)(j)	314	79
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(j)	105	42
Class AP2, 1.0319% 6/15/20 (d)(j)	175	52
Class F, 0.7119% 6/15/20 (d)(j)	3,396	611
Class LXR1, 0.9319% 6/15/20 (d)(j)	169	67
Class LXR2, 1.0319% 6/15/20 (d)(j)	2,315	694
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	418	422
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,550	2,577
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,266
Series 2006-C29:
Class A1, 5.11% 11/15/48	519	529
Class A3, 5.313% 11/15/48	3,644	3,713
Series 2007-C30:
Class A1, 5.031% 12/15/43	161	164
Class A3, 5.246% 12/15/43	1,178	1,163
Class A4, 5.305% 12/15/43	403	379
Class A5, 5.342% 12/15/43	1,468	1,220
Series 2007-C31:
Class A1, 5.14% 4/15/47	58	59
Class A4, 5.509% 4/15/47	3,101	2,642
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (j)	$ 1,646	$ 1,703
Class A3, 5.7403% 6/15/49 (j)	19,610	17,478
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	481
Series 2003-C8 Class XP, 0.3153% 11/15/35 (d)(j)(l)	3,198	9
Series 2003-C9 Class XP, 0.4734% 12/15/35 (d)(j)(l)	3,577	14
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	1,055	897
Class 180B, 5.5782% 10/15/41 (d)(j)	480	384
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	805
Series 2005-C22:
Class B, 5.3602% 12/15/44 (j)	3,042	1,432
Class F, 5.3602% 12/15/44 (d)(j)	2,288	518
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	291
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	4,116	902
Class D, 5.513% 12/15/43 (j)	2,195	386
Class XP, 0.434% 12/15/43 (d)(j)(l)	16,313	237
Series 2007-C31 Class C, 5.6929% 4/15/47 (j)	5,657	1,073
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,633
Series 2007-C32:
Class D, 5.7403% 6/15/49 (j)	1,031	178
Class E, 5.7403% 6/15/49 (j)	1,625	252
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (j)	908	760
Series 2007-C33 Class B, 5.9013% 2/15/51 (j)	2,307	644
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $451,739)		525,018
Municipal Securities - 0.3%

California Gen. Oblig.:
7.5% 4/1/34	7,885	7,713
7.55% 4/1/39	11,566	11,301
TOTAL MUNICIPAL SECURITIES (Cost $19,665)		19,014
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	$ 516	$ 548
Fixed-Income Funds - 16.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,988,796	928,363
Fidelity Specialized High Income Central Fund (k)	1,621,422	154,132
TOTAL FIXED-INCOME FUNDS (Cost $1,059,301)		1,082,495
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $4,291)	$ 4,291	4,218
Cash Equivalents - 6.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $421,174)	$ 421,178	421,174
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $6,948,249)		7,179,206
NET OTHER ASSETS - (6.3)%		(428,178)
NET ASSETS - 100%		$ 6,751,028
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (i)

	Sept. 2037	$ 7,804	$ (7,492)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (i)	Sept. 2037	21,207	(20,359)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (i)	Sept. 2037	4,750	(4,560)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (i)	Sept. 2037	15,863	(15,229)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (i)	Sept. 2037	8,653	(8,307)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (i)	Sept. 2037	14,167	(13,600)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	635	(476)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)

	Oct. 2034	$ 765	$ (483)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	262	(154)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	824	(560)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	854	(808)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (h)

	Sept. 2010	$ 11,200	$ (32)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	365
TOTAL CREDIT DEFAULT SWAPS		100,488	(71,698)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	2,750
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	60,000	1,527
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	1,713
TOTAL INTEREST RATE SWAPS		270,000	5,990
		$ 370,488	$ (65,708)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $541,721,000 or 8.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $69,755,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$421,174,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 281,875
HSBC Securities (USA), Inc.	40,573
ING Financial Markets LLC	4,057
J.P. Morgan Securities, Inc.	27,048
Mizuho Securities USA, Inc.	60,859
RBC Capital Markets Corp.	6,762
$ 421,174
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 18,636
Fidelity Specialized High Income Central Fund	5,442
Total	$ 24,078
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	18,635	-	928,363	11.8%
Fidelity Specialized High Income Central Fund	139,519	5,442	-	154,132	36.0%
Total	$ 1,172,461	$ 24,077	$ 137,142	$ 1,082,495
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,729,344	$ -	$ 1,729,344	$ -
U.S. Government and Government Agency Obligations	2,104,315	-	2,104,315	-
U.S. Government Agency - Mortgage Securities	990,973	-	990,973	-
Asset-Backed Securities	198,774	-	185,374	13,400
Collateralized Mortgage Obligations	103,333	-	95,077	8,256
Commercial Mortgage Securities	525,018	-	490,260	34,758
Municipal Securities	19,014	-	19,014	-
Supranational Obligations	548	-	548	-
Fixed-Income Funds	1,082,495	1,082,495	-	-
Preferred Securities	4,218	-	4,218	-
Cash Equivalents	421,174	-	421,174	-
Total Investments in Securities:	$ 7,179,206	$ 1,082,495	$ 6,040,297	$ 56,414
Derivative Instruments:
Assets
Swap Agreements	$ 6,355	$ -	$ 6,355	$ -
Liabilities
Swap Agreements	$ (72,063)	$ -	$ (992)	$ (71,071)
Total Derivative Instruments:	$ (65,708)	$ -	$ 5,363	$ (71,071)
Other Financial Instruments:
Forward Commitments	$ 404	$ -	$ 404	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,183
Total Realized Gain (Loss)	1,180
Total Unrealized Gain (Loss)	16,695
Cost of Purchases	150
Proceeds of Sales	(8,369)
Amortization/Accretion	1,192
Transfers in/out of Level 3	(32,617)
Ending Balance	$ 56,414
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 5,546
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	12,427
Transfers in/out of Level 3	(81,865)
Ending Balance	$ (71,071)
Realized gain (loss) on Swap Agreements for the period	$ (8,290)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 12,421

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 365	$ (72,063)
Interest Rate Risk
Swap Agreements (a)	5,990	-
Total Value of Derivatives	$ 6,355	$ (72,063)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $306,346,000 of which $1,926,000, $1,000, $107,986,000, $17,287,000 and $179,146,000 will expire on August 31, 2010, 2013, 2014, 2016 and 2017, respectively.

The fund intends to defer to its fiscal year ending August 31, 2010 approximately $393,883,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $421,174) - See accompanying schedule: Unaffiliated issuers (cost $5,888,948)	$ 6,096,711
Fidelity Central Funds (cost $1,059,301)	1,082,495
Total Investments (cost $6,948,249)		$ 7,179,206
Commitment to sell securities on a delayed delivery basis	(147,856)
Receivable for securities sold on a delayed delivery basis	148,260	404
Receivable for investments sold, regular delivery		22,417
Cash		1
Receivable for swap agreements		16
Receivable for fund shares sold		11,309
Interest receivable		42,747
Distributions receivable from Fidelity Central Funds		3,808
Unrealized appreciation on swap agreements		6,355
Other receivables		103
Total assets		7,266,366

Liabilities
Payable for investments purchased Regular delivery	$ 108,424
Delayed delivery	323,406
Payable for swap agreements	654
Payable for fund shares redeemed	6,990
Distributions payable	1,098
Unrealized depreciation on swap agreements	72,063
Accrued management fee	1,762
Distribution fees payable	73
Other affiliated payables	765
Other payables and accrued expenses	103
Total liabilities		515,338

Net Assets		$ 6,751,028
Net Assets consist of:
Paid in capital		$ 7,325,852
Undistributed net investment income		15,220
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(765,774)
Net unrealized appreciation (depreciation) on investments		175,730
Net Assets		$ 6,751,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,296 ÷ 20,617 shares)	$ 7.14

Maximum offering price per share (100/96.00 of $7.14)	$ 7.44
Class T: Net Asset Value and redemption price per share ($45,501 ÷ 6,366 shares)	$ 7.15

Maximum offering price per share (100/96.00 of $7.15)	$ 7.45
Class B: Net Asset Value and offering price per share ($11,012 ÷ 1,540 shares)A	$ 7.15

Class C: Net Asset Value and offering price per share ($30,211 ÷ 4,224 shares)A	$ 7.15

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,490,850 ÷ 907,978 shares)	$ 7.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,158 ÷ 3,656 shares)	$ 7.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 136
Interest		123,696
Income from Fidelity Central Funds		24,078
Total income		147,910

Expenses
Management fee	$ 10,246
Transfer agent fees	3,340
Distribution fees	437
Fund wide operations fee	1,083
Independent trustees' compensation	12
Miscellaneous	13
Total expenses		15,131
Net investment income		132,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,915
Fidelity Central Funds	4,479
Swap agreements	(5,100)
Total net realized gain (loss)		64,294
Change in net unrealized appreciation (depreciation) on: Investment securities	139,849
Swap agreements	16,230
Delayed delivery commitments	3,659
Total change in net unrealized appreciation (depreciation)		159,738
Net gain (loss)		224,032
Net increase (decrease) in net assets resulting from operations		$ 356,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 132,779	$ 379,232
Net realized gain (loss)	64,294	(986,405)
Change in net unrealized appreciation (depreciation)	159,738	715,000
Net increase (decrease) in net assets resulting from operations	356,811	107,827
Distributions to shareholders from net investment income	(129,345)	(394,409)
Share transactions - net increase (decrease)	316,051	(3,508,737)
Total increase (decrease) in net assets	543,517	(3,795,319)

Net Assets
Beginning of period	6,207,511	10,002,830
End of period (including undistributed net investment income of $15,220 and undistributed net investment income of $11,786, respectively)	$ 6,751,028	$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income E	.134	.303	.331	.353	.118	.298	.237
Net realized and unrealized gain (loss)	.246	.007 H	(.303)	(.161)	.092	(.206)	.131
Total from investment operations	.380	.310	.028	.192	.210	.092	.368
Distributions from net investment income	(.130)	(.310)	(.311)	(.352)	(.100)	(.282)	(.238)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.130)	(.310)	(.318)	(.362)	(.100)	(.352)	(.338)
Net asset value, end of period	$ 7.14	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Total Return B, C, D	5.55%	4.89%	.36%	2.61%	2.92%	1.23%	5.03%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of fee waivers, if any	.77% A	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of all reductions	.77% A	.79%	.80%	.74%	.71% A	.71%	.83%
Net investment income	3.83% A	4.67%	4.67%	4.83%	4.86% A	4.04%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 147	$ 145	$ 79	$ 79	$ 46	$ 37	$ 31
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.133	.302	.332	.350	.116	.290	.230
Net realized and unrealized gain (loss)	.246	.016 H	(.303)	(.163)	.091	(.216)	.141
Total from investment operations	.379	.318	.029	.187	.207	.074	.371
Distributions from net investment income	(.129)	(.308)	(.312)	(.347)	(.097)	(.274)	(.231)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.129)	(.308)	(.319)	(.357)	(.097)	(.344)	(.331)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Total Return B, C, D	5.53%	5.02%	.36%	2.54%	2.89%	.98%	5.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of fee waivers, if any	.80% A	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of all reductions	.80% A	.82%	.79%	.79%	.81% A	.83%	.93%
Net investment income	3.80% A	4.65%	4.67%	4.77%	4.76% A	3.92%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 46	$ 53	$ 68	$ 59	$ 57	$ 48
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.108	.257	.281	.299	.099	.239	.180
Net realized and unrealized gain (loss)	.246	.016 H	(.313)	(.164)	.102	(.216)	.140
Total from investment operations	.354	.273	(.032)	.135	.201	.023	.320
Distributions from net investment income	(.104)	(.263)	(.261)	(.295)	(.081)	(.223)	(.180)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.104)	(.263)	(.268)	(.305)	(.081)	(.293)	(.280)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	5.16%	4.29%	(.49) %	1.83%	2.79%	.28%	4.37%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.64%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.60%
Expenses net of all reductions	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.59%
Net investment income	3.09% A	3.95%	3.96%	4.07%	4.07% A	3.24%	2.40%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 9	$ 10	$ 9	$ 9	$ 9
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.107	.255	.278	.294	.097	.233	.176
Net realized and unrealized gain (loss)	.247	.005 H	(.304)	(.163)	.102	(.216)	.140
Total from investment operations	.354	.260	(.026)	.131	.199	.017	.316
Distributions from net investment income	(.104)	(.260)	(.257)	(.291)	(.079)	(.217)	(.176)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.104)	(.260)	(.264)	(.301)	(.079)	(.287)	(.276)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C,D	5.15%	4.09%	(.40) %	1.77%	2.76%	.20%	4.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.67%
Expenses net of fee waivers, if any	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Expenses net of all reductions	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Net investment income	3.07% A	3.91%	3.91%	4.02%	3.99% A	3.15%	2.34%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 27	$ 14	$ 17	$ 10	$ 9	$ 7
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income D	.145	.326	.356	.376	.124	.317	.254
Net realized and unrealized gain (loss)	.247	.015 G	(.313)	(.153)	.092	(.206)	.130
Total from investment operations	.392	.341	.043	.223	.216	.111	.384
Distributions from net investment income	(.142)	(.331)	(.336)	(.373)	(.106)	(.301)	(.254)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.142)	(.331)	(.343)	(.383)	(.106)	(.371)	(.354)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Total Return B, C	5.71%	5.39%	.57%	3.05%	3.01%	1.48%	5.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of fee waivers, if any	.45% A	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of all reductions	.45% A	.46%	.44%	.44%	.45% A	.46%	.61%
Net investment income	4.15% A	5.00%	5.02%	5.13%	5.12% A	4.29%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 6,491	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721
Portfolio turnover rate F	168% A, L	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Income from Investment Operations
Net investment income D	.144	.322	.353	.374	.124	.313	.254
Net realized and unrealized gain (loss)	.256	.005 G	(.303)	(.163)	.091	(.205)	.129
Total from investment operations	.400	.327	.050	.211	.215	.108	.383
Distributions from net investment income	(.140)	(.327)	(.333)	(.371)	(.105)	(.298)	(.253)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.140)	(.327)	(.340)	(.381)	(.105)	(.368)	(.353)
Net asset value, end of period	$ 7.16	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Total Return B, C	5.83%	5.16%	.66%	2.88%	2.99%	1.44%	5.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of all reductions	.51% A	.53%	.49%	.47%	.49% A	.50%	.59%
Net investment income	4.10% A	4.94%	4.97%	5.10%	5.07% A	4.25%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 27	$ 34	$ 41	$ 29	$ 26	$ 16
Portfolio turnover rate F	168% A, L	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission's (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discounts, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 214,283
Gross unrealized depreciation	(116,217)
Net unrealized appreciation (depreciation)	$ 98,066

Tax cost	$ 7,081,140

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statements of Operations. Risks of loss may exceed amounts recognized on the Fund's Statements of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

protection amounted to $100,488 representing 1.49% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(72,063). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $69,755. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $86,988, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (7,840)	$ 1,542
Interest Rate Risk
Swap Agreements	2,740	14,688
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (5,100)	$ 16,230

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(5,100) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $16,230 for swap agreements.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $387,069 and $743,152, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was 32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 184	$ 3
Class T	-%	.25%	57	1
Class B	.65%	.25%	50	37
Class C	.75%	.25%	146	50
			$ 437	$ 91

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	2
Class B*	9
Class C*	4
$ 24

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 123.17
Class T	45.20
Class B	14.26
Class C	25.17
Investment Grade Bond	3,113.10
Institutional Class	20.15
	$ 3,340

* Annualized

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $ 137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $58.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 2,714	$ 5,369
Class T	838	2,156
Class B	165	385
Class C	429	714
Investment Grade Bond	124,681	384,500
Institutional Class	518	1,285
Total	$ 129,345	$ 394,409

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	4,025	12,007	$ 28,431	$ 77,884
Issued in exchange for shares of Capital One Total Return Bond Fund	-	5,452	-	33,750
Reinvestment of distributions	238	589	1,687	3,815
Shares redeemed	(4,629)	(8,595)	(32,694)	(56,322)
Net increase (decrease)	(366)	9,453	$ (2,576)	$ 59,127
Class T
Shares sold	1,416	2,526	$ 9,986	$ 16,379
Reinvestment of distributions	110	317	777	2,049
Shares redeemed	(1,883)	(3,788)	(13,272)	(24,703)
Net increase (decrease)	(357)	(945)	$ (2,509)	$ (6,275)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class B
Shares sold	330	866	$ 2,332	$ 5,609
Reinvestment of distributions	18	46	128	299
Shares redeemed	(410)	(629)	(2,899)	(4,088)
Net increase (decrease)	(62)	283	$ (439)	$ 1,820
Class C
Shares sold	935	2,885	$ 6,583	$ 18,675
Reinvestment of distributions	44	82	315	536
Shares redeemed	(681)	(1,039)	(4,813)	(6,752)
Net increase (decrease)	298	1,928	$ 2,085	$ 12,459
Investment Grade Bond
Shares sold	159,220	391,488	$ 1,124,464	$ 2,540,236
Reinvestment of distributions	16,628	55,275	117,757	356,433
Shares redeemed	(130,613)	(1,008,022)	(920,858)	(6,466,380)
Net increase (decrease)	45,235	(561,259)	$ 321,363	$ (3,569,711)
Institutional Class
Shares sold	658	1,621	$ 4,649	$ 10,522
Reinvestment of distributions	60	166	423	1,078
Shares redeemed	(986)	(2,764)	(6,945)	(17,757)
Net increase (decrease)	(268)	(977)	$ (1,873)	$ (6,157)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

14. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Investment Grade Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Investment Grade Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) of the fund was in the third quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each class's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-USAN-0410
1.784859.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its prorata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its prorata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,055.50	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.80%
Actual		$ 1,000.00	$ 1,055.30	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.52%
Actual		$ 1,000.00	$ 1,051.60	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,051.50	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,057.10	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,058.30	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations 62.4%	U.S. Government and U.S. Government Agency Obligations 63.9%
AAA 8.4%	AAA 8.2%
AA 2.9%	AA 3.0%
A 9.0%	A 11.0%
BBB 15.4%	BBB 19.3%
BB and Below 4.6%	BB and Below 5.5%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets † (2.7)%	Short-Term Investments and Net Other Assets † (11.0)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	6.3	5.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	4.2	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Corporate Bonds 27.6%	Corporate Bonds 34.1%
U.S. Government and U.S. Government Agency Obligations 62.4%	U.S. Government and U.S. Government Agency Obligations 63.9%
Asset-Backed Securities 2.9%	Asset-Backed Securities 2.2%
CMOs and Other Mortgage Related Securities 9.3%	CMOs and Other Mortgage Related Securities 9.7%
Municipal Bonds 0.3%	Municipal Bonds 0.8%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (2.7)%	Short-Term Investments and Net Other Assets † (11.0)%

* Foreign investments	6.4%	** Foreign investments	7.1%
* Futures and Swaps	4.4%	** Futures and Swaps	3.7%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,223	$ 1,236
5.875% 3/15/11	2,059	2,145
		3,381
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,458
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	472	487
5.875% 1/15/36	1,620	1,424
6.375% 6/15/14	7,400	8,058
		9,969
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	15,991	16,916
Comcast Corp.:
4.95% 6/15/16	9,366	9,754
6.55% 7/1/39	6,000	6,265
COX Communications, Inc. 6.25% 6/1/18 (d)	1,086	1,170
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,915
8.25% 2/1/30	11,272	10,145
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,168
News America, Inc.:
6.15% 3/1/37	3,755	3,760
6.9% 3/1/19	9,675	11,114
Time Warner Cable, Inc.:
5% 2/1/20	4,949	4,902
5.85% 5/1/17	11,782	12,669
Viacom, Inc.:
6.125% 10/5/17	5,422	5,953
6.75% 10/5/37	5,000	5,252
		96,983
TOTAL CONSUMER DISCRETIONARY		114,791
CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	5,675	6,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
6.875% 11/15/19 (d)	$ 16,892	$ 19,456
Diageo Capital PLC 5.2% 1/30/13	1,782	1,941
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	6,913
		34,465
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	7,742
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	6,594
5.625% 11/1/11	2,298	2,440
6% 2/11/13	5,827	6,433
6.25% 6/1/12	3,588	3,906
		19,373
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,159
9.7% 11/10/18	6,979	8,777
Reynolds American, Inc.:
6.75% 6/15/17	8,918	9,624
7.25% 6/15/37	13,136	13,564
		40,124
TOTAL CONSUMER STAPLES		101,704
ENERGY - 2.7%
Energy Equipment & Services - 0.4%
BJ Services Co. 6% 6/1/18	8,410	9,096
DCP Midstream LLC:
6.75% 9/15/37 (d)	4,304	4,481
9.75% 3/15/19 (d)	3,394	4,301
Weatherford International Ltd.:
5.15% 3/15/13	1,223	1,301
9.625% 3/1/19	4,130	5,262
		24,441
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Finance Co. 6.75% 5/1/11	4,328	4,576
Anadarko Petroleum Corp. 5.95% 9/15/16	17,384	19,007
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (d)	$ 4,820	$ 5,085
6.75% 11/15/39 (d)	2,502	2,749
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	255	261
Duke Energy Field Services:
6.875% 2/1/11	1,383	1,454
7.875% 8/16/10	5,117	5,278
EnCana Corp. 6.3% 11/1/11	2,854	3,077
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	2,462	2,591
6.85% 1/15/40 (d)	9,240	9,985
Nakilat, Inc. 6.067% 12/31/33 (d)	7,325	6,522
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	3,531	3,287
Nexen, Inc.:
5.05% 11/20/13	3,969	4,271
5.875% 3/10/35	6,230	5,944
6.4% 5/15/37	4,561	4,608
Pemex Project Funding Master Trust 0.8553% 12/3/12 (d)(j)	7,003	6,898
Petro-Canada:
6.05% 5/15/18	2,460	2,662
6.8% 5/15/38	6,080	6,684
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	16,475	16,618
6.875% 1/20/40	13,064	13,307
Petroleum Export Ltd. 4.633% 6/15/10 (d)	45	45
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,649
5.5% 9/30/14 (d)	4,894	5,163
6.75% 9/30/19 (d)	3,203	3,495
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	8,219
6.85% 6/1/39	2,162	2,388
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,654
Valero Energy Corp. 4.5% 2/1/15	3,884	3,904
		156,186
TOTAL ENERGY		180,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 13.0%
Capital Markets - 2.4%
BlackRock, Inc. 6.25% 9/15/17	$ 4,776	$ 5,288
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	3,088
5.95% 1/18/18	6,036	6,335
6% 5/1/14	6,745	7,403
6.15% 4/1/18	5,599	5,914
6.6% 1/15/12	1,373	1,490
6.75% 10/1/37	11,200	10,859
6.875% 1/15/11	112	118
7.5% 2/15/19	3,514	4,022
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,368	3,402
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	2,037
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	20,458
Lazard Group LLC:
6.85% 6/15/17	3,068	3,116
7.125% 5/15/15	9,694	10,314
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	19,893
Morgan Stanley:
0.5494% 1/9/14 (j)	25,182	24,060
6% 5/13/14	8,475	9,167
6.625% 4/1/18	10,000	10,640
7.3% 5/13/19	5,986	6,619
The Bank of New York, Inc. 4.95% 1/14/11	103	107
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,402
		164,732
Commercial Banks - 2.1%
American Express Centurion Bank 5.2% 11/26/10	697	718
Bank of America NA:
5.3% 3/15/17	7,685	7,561
6% 10/15/36	4,808	4,387
Barclays Bank PLC:
5.125% 1/8/20	7,862	7,720
6.75% 5/22/19	7,265	8,024
BB&T Capital Trust IV 6.82% 6/12/77 (j)	720	630
Chase Manhattan Corp. 7.875% 6/15/10	420	428
Credit Suisse (Guernsey) Ltd. 5.86% (j)	7,977	6,939
Credit Suisse New York Branch 6% 2/15/18	10,531	11,063
Credit Suisse New York Branch:
5.4% 1/14/20	6,086	6,113
5.5% 5/1/14	7,054	7,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(j)	$ 1,901	$ 1,806
Discover Bank 8.7% 11/18/19	2,410	2,600
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,528
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,870
8.25% 3/1/38	1,713	1,764
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,533
HSBC Holdings PLC:
0.4544% 10/6/16 (j)	907	872
6.5% 5/2/36	6,767	6,972
6.5% 9/15/37	2,956	3,033
KeyBank NA 5.8% 7/1/14	1,725	1,762
Korea Development Bank 5.75% 9/10/13	4,034	4,358
Lloyds TSB Bank PLC 5.8% 1/13/20 (d)	5,210	5,041
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(j)	572	534
PNC Funding Corp.:
0.3888% 1/31/12 (j)	1,433	1,413
3.625% 2/8/15	4,287	4,311
6.7% 6/10/19	3,985	4,485
Regions Bank 6.45% 6/26/37	1,888	1,485
Regions Financial Corp. 7.75% 11/10/14	5,850	6,018
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (d)(j)	898	863
5.805% 6/20/16 (d)(j)	2,020	1,993
Sovereign Bank 1.9588% 8/1/13 (j)	1,297	1,280
Standard Chartered Bank 6.4% 9/26/17 (d)	4,086	4,378
Wachovia Corp.:
0.3789% 4/23/12 (j)	151	149
0.3813% 10/15/11 (j)	302	300
4.875% 2/15/14	1,057	1,101
Wells Fargo & Co. 3.75% 10/1/14	7,790	7,884
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,080	2,123
		137,745
Consumer Finance - 0.6%
Capital One Bank USA NA 8.8% 7/15/19	7,970	9,577
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,687
Discover Financial Services:
0.7843% 6/11/10 (j)	1,653	1,648
10.25% 7/15/19	4,681	5,539
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp. 5.5% 1/8/20	$ 12,190	$ 12,258
Household Finance Corp. 6.375% 10/15/11	1,155	1,229
HSBC Finance Corp. 5.25% 1/14/11	818	844
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	1,223	1,223
SLM Corp.:
0.4536% 3/15/11 (j)	667	642
0.4789% 10/25/11 (j)	2,316	2,183
0.5489% 1/27/14 (j)	1,322	1,098
5% 10/1/13	490	459
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	192	201
		40,588
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	9,673	9,795
Citigroup, Inc.:
5.3% 10/17/12	3,453	3,628
5.5% 4/11/13	25,084	26,257
6.125% 11/21/17	3,500	3,540
6.125% 5/15/18	18,795	18,858
6.5% 1/18/11	532	554
6.5% 8/19/13	1,650	1,775
8.5% 5/22/19	5,000	5,770
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	2,465	2,487
6.75% 2/1/11	153	161
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	7,691	6,826
5.35% 4/15/12 (d)	1,917	1,891
5.5% 1/15/14 (d)	5,645	5,391
TECO Finance, Inc. 7% 5/1/12	6,735	7,314
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	1,019	1,048
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	3,983
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,053
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,830
		102,161
Insurance - 2.5%
Allstate Corp.:
6.2% 5/16/14	7,535	8,481
7.45% 5/16/19	5,694	6,687
Assurant, Inc. 5.625% 2/15/14	5,039	5,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 7,868	$ 8,293
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	11,725
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	9,630
10.75% 6/15/88 (d)(j)	5,039	5,442
Lincoln National Corp. 7% 5/17/66 (j)	1,398	1,194
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	7,055	8,711
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(j)	11,269	11,145
MetLife, Inc.:
6.125% 12/1/11	535	577
6.75% 6/1/16	5,620	6,244
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	4,449	4,668
5.125% 4/10/13 (d)	7,041	7,605
5.125% 6/10/14 (d)	4,961	5,324
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,988
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,127
New York Life Insurance Co. 6.75% 11/15/39 (d)	4,680	5,043
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,285
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	12,240	14,636
Prudential Financial, Inc.:
4.75% 9/17/15	9,207	9,521
7.375% 6/15/19	2,170	2,495
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	11,077	10,142
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	5,989
		166,204
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,018
6.125% 11/1/12	1,454	1,578
6.625% 9/15/11	412	439
Camden Property Trust 5.875% 11/30/12	3,797	3,982
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,259	3,256
5% 5/3/10	4,036	4,038
5.25% 4/15/11	4,835	4,819
5.375% 10/15/12	3,236	3,194
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
9.625% 3/15/16	$ 4,996	$ 5,480
Duke Realty LP:
4.625% 5/15/13	176	178
5.875% 8/15/12	711	744
Equity One, Inc.:
6% 9/15/17	4,047	3,786
6.25% 12/15/14	3,586	3,698
6.25% 1/15/17	2,676	2,634
Federal Realty Investment Trust:
5.4% 12/1/13	3,272	3,448
5.9% 4/1/20	1,740	1,749
6% 7/15/12	1,979	2,120
6.2% 1/15/17	1,522	1,569
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,744
6.65% 1/15/18	3,835	3,787
UDR, Inc. 5.5% 4/1/14	6,325	6,528
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	2,167
Washington (REIT) 5.95% 6/15/11	6,289	6,472
		68,428
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	5,685	5,938
6.3% 6/1/13	5,773	6,147
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,680	13,941
5.7% 5/1/17	810	763
5.75% 4/1/12	3,961	4,081
Colonial Properties Trust:
4.8% 4/1/11	473	465
5.5% 10/1/15	7,511	7,045
6.875% 8/15/12	2,950	3,031
Colonial Realty LP 6.05% 9/1/16	5,558	5,297
Duke Realty LP:
5.4% 8/15/14	6,313	6,413
5.5% 3/1/16	6,313	6,232
5.625% 8/15/11	3,863	4,015
5.95% 2/15/17	1,643	1,615
6.25% 5/15/13	4,560	4,815
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 6,346	$ 6,323
ERP Operating LP:
5.5% 10/1/12	7,592	8,119
6.625% 3/15/12	1,392	1,507
Liberty Property LP:
5.5% 12/15/16	3,932	3,857
6.375% 8/15/12	2,724	2,915
6.625% 10/1/17	3,918	4,006
Mack-Cali Realty LP:
5.05% 4/15/10	5,474	5,489
7.75% 2/15/11	1,739	1,827
Post Apartment Homes LP 6.3% 6/1/13	6,814	7,085
Reckson Operating Partnership LP:
5.15% 1/15/11	1,794	1,804
6% 3/31/16	1,534	1,471
Regency Centers LP 6.75% 1/15/12	7,337	7,779
Simon Property Group LP:
4.2% 2/1/15	2,530	2,560
4.6% 6/15/10	2,646	2,672
5.1% 6/15/15	3,937	4,106
5.3% 5/30/13	220	235
6.75% 2/1/40	6,113	6,144
Tanger Properties LP 6.15% 11/15/15	10,207	10,561
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (d)	7,300	7,867
		156,125
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
5.65% 5/1/18	18,622	18,575
6.5% 8/1/16	6,800	7,310
7.375% 5/15/14	5,798	6,520
7.625% 6/1/19	1,715	1,939
Countrywide Home Loans, Inc. 4% 3/22/11	1,217	1,254
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
2.0706% 4/1/14 (j)	$ 3,116	$ 3,076
2.3134% 6/20/13 (j)	1,646	1,636
		40,310
TOTAL FINANCIALS		876,293
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,687
6.25% 6/15/14	3,144	3,519
7.25% 6/15/19	2,036	2,369
		11,575
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	561
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	353	352
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,545
6.795% 2/2/20	657	601
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,460	7,162
7.57% 11/18/10	13,914	14,140
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,535	2,978
8.36% 7/20/20	11,912	10,989
		37,767
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
5.15% 10/15/10	1,005	1,032
5.45% 10/15/12	240	264
		1,296
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	574
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	$ 3,739	$ 3,627
TOTAL INDUSTRIALS		43,825
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	4,680	4,676
5.5% 1/15/40	4,680	4,540
		9,216
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,379
6.55% 10/1/17	5,174	5,694
		12,073
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	5,797	5,803
National Semiconductor Corp. 0.5036% 6/15/10 (j)	2,459	2,455
		8,258
TOTAL INFORMATION TECHNOLOGY		29,547
MATERIALS - 1.0%
Chemicals - 0.5%
Dow Chemical Co.:
7.6% 5/15/14	20,383	23,285
8.55% 5/15/19	6,600	7,979
		31,264
Metals & Mining - 0.5%
Anglo American Capital PLC 9.375% 4/8/19 (d)	5,678	7,263
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	5,241	5,798
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 6,052	$ 6,883
8.95% 5/1/14	6,462	7,841
		35,671
TOTAL MATERIALS		66,935
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	10,394	11,111
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,371
British Telecommunications PLC 9.125% 12/15/10 (c)	1,934	2,055
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,448
5.875% 8/20/13	6,186	6,794
France Telecom SA 7.75% 3/1/11 (c)	2,706	2,887
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,411
7.625% 1/30/11	5,123	5,225
Telecom Italia Capital SA:
4.875% 10/1/10	3,277	3,342
4.95% 9/30/14	6,637	6,928
5.25% 10/1/15	3,019	3,168
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,762
5.877% 7/15/19	2,416	2,550
6.221% 7/3/17	1,964	2,167
Verizon Communications, Inc. 6.1% 4/15/18	5,800	6,353
		70,572
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	6,274	6,559
5.875% 10/1/19 (d)	6,119	6,416
Sprint Nextel Corp. 6% 12/1/16	12,603	10,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5.5% 6/15/11	$ 3,420	$ 3,608
5.625% 2/27/17	1,742	1,870
		29,355
TOTAL TELECOMMUNICATION SERVICES		99,927
UTILITIES - 3.0%
Electric Utilities - 1.4%
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	5,258
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,386
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,281
EDP Finance BV 6% 2/2/18 (d)	14,961	15,686
Exelon Corp. 4.9% 6/15/15	15,945	16,665
Mid-American Energy Co. 5.65% 7/15/12	942	1,024
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,196
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,571
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	9,216	7,972
Progress Energy, Inc. 6% 12/1/39	4,672	4,589
		96,628
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,626	3,831
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,372
		7,203
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	7,906	8,615
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	15,160
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,438
6.5% 5/1/18	6,705	7,189
PSEG Power LLC 7.75% 4/15/11	2,038	2,175
		36,577
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	390
5.5% 12/1/39	2,994	2,896
7.5% 9/1/10	475	491
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	2,580	2,387
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (j)	$ 4,578	$ 4,532
DTE Energy Co. 7.05% 6/1/11	3,168	3,357
KeySpan Corp. 7.625% 11/15/10	212	222
National Grid PLC 6.3% 8/1/16	15,626	17,321
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,859
5.45% 9/15/20	6,378	6,353
6.4% 3/15/18	10,710	11,500
7.875% 11/15/10	1,421	1,483
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	11,838	10,921
		63,712
TOTAL UTILITIES		204,120
TOTAL NONCONVERTIBLE BONDS (Cost $1,652,785)		1,729,344
U.S. Government and Government Agency Obligations - 31.2%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	19,500	19,703
U.S. Treasury Inflation Protected Obligations - 5.7%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	92,488	94,852
2% 1/15/14	24,194	25,848
2.375% 1/15/17 (g)	184,911	200,991
2.625% 7/15/17	57,229	63,440
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		385,131
U.S. Treasury Obligations - 25.2%
U.S. Treasury Bonds:
4.375% 11/15/39	30,508	29,602
4.5% 8/15/39	201,117	199,326
U.S. Treasury Notes:
0.75% 11/30/11	471,073	471,662
1.125% 12/15/12	104,008	103,650
2.625% 7/31/14	235,815	241,618
2.75% 10/31/13	499,918	518,787
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 11/15/19	$ 93,106	$ 91,302
4% 8/15/18	30,291	31,612
5.125% 5/15/16	10,500	11,922
TOTAL U.S. TREASURY OBLIGATIONS		1,699,481
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,071,951)		2,104,315
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 12.6%
3.364% 10/1/34 (j)	9,916	10,344
3.951% 9/1/35 (j)	5,212	5,406
4% 3/1/25 (e)	28,000	28,573
4% 3/1/25 (e)	4,000	4,082
4% 3/1/25 (e)	4,000	4,082
4.058% 8/1/35 (j)	1,681	1,730
4.288% 6/1/36 (j)	396	411
4.3% 2/1/35 (j)	5,528	5,799
4.372% 10/1/37 (j)	15,741	16,368
4.5% 4/1/23 to 3/1/40	123,731	125,244
4.5% 3/1/25 (e)	10,000	10,410
4.5% 3/1/40 (e)	7,000	7,076
4.612% 5/1/35 (j)	14,453	14,972
5% 4/1/18 to 2/1/40	100,771	105,010
5% 3/1/25 (e)	13,200	13,915
5% 3/1/40 (e)	3,000	3,109
5% 3/1/40 (e)(f)	28,000	29,019
5% 3/1/40 (e)	16,000	16,582
5.188% 4/1/36 (j)	8,820	9,141
5.5% 1/1/24 to 2/1/40	139,363	147,765
5.5% 3/1/40 (e)(f)	15,000	15,793
5.5% 4/1/40 (e)(f)	15,000	15,772
5.515% 7/1/37 (j)	1,243	1,290
6% 7/1/21 to 11/1/38	107,858	116,410
6% 3/1/40 (e)(f)	9,500	10,077
6% 4/1/40 (e)(f)	9,500	10,092
6% 5/1/40 (e)	8,000	8,486
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 5/1/40 (e)(f)	$ 9,500	$ 10,077
6.5% 5/1/31 to 9/1/38	37,188	40,235
6.5% 3/1/40 (e)(f)	8,000	8,539
6.5% 3/1/40 (e)(f)	12,000	12,809
6.5% 4/1/40 (e)(f)	25,000	26,793
6.5% 5/1/40 (e)(f)	12,000	12,848
TOTAL FANNIE MAE		848,259
Freddie Mac - 1.4%
3.021% 8/1/35 (j)	8,578	8,928
3.14% 10/1/34 (j)	4,703	4,923
3.391% 1/1/36 (j)	2,849	2,964
4.554% 4/1/35 (j)	11,258	11,669
4.63% 4/1/35 (j)	8,963	9,270
4.731% 7/1/35 (j)	3,417	3,521
5% 9/1/39	2,957	3,083
5.681% 10/1/35 (j)	632	664
6% 7/1/37	298	322
6% 3/1/40 (e)(f)	18,500	19,804
6% 3/1/40 (e)	7,000	7,493
6% 3/1/40 (e)	5,500	5,888
6.5% 3/1/40 (e)	13,000	14,025
TOTAL FREDDIE MAC		92,554
Government National Mortgage Association - 0.7%
4% 3/1/40 (e)	5,000	4,935
4% 3/1/40 (e)	10,000	9,869
4% 3/1/40 (e)	13,000	12,830
5.5% 12/20/28 to 12/15/38	21,118	22,526
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $974,065)		990,973
Asset-Backed Securities - 2.9%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (j)	$ 1,444	$ 560
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (j)	491	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (j)	142	134
Class M2, 1.8788% 2/25/34 (j)	275	144
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (j)	184	163
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (j)	137	4
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (j)	135	3
Class M5, 0.6188% 4/25/36 (j)	88	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (j)	974	949
Series 2006-C1 Class C1, 0.7088% 10/20/14 (j)	203	4
Series 2007-A4 Class A4, 0.2588% 4/22/13 (j)	867	845
Series 2007-D1 Class D, 1.6288% 1/22/13 (d)(j)	6,136	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7306% 6/15/32 (d)(j)	6,259	2,691
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(j)	258	258
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	2,720	2,767
Class A4, 3% 10/15/15 (d)	2,700	2,772
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (d)(j)	13,880	13,880
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	130	131
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	789
Class E, 6.96% 3/31/16 (d)	3,214	2,964
Series 2007-2M Class A3, 5.22% 4/8/10	118	120
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (j)	88	55
Series 2004-R11 Class M1, 0.8888% 11/25/34 (j)	454	151
Series 2004-R2 Class M3, 0.7788% 4/25/34 (j)	122	13
Series 2005-R2 Class M1, 0.6788% 4/25/35 (j)	1,638	1,171
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (j)	38	27
Series 2004-W7 Class M1, 0.7788% 5/25/34 (j)	1,012	478
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (j)	$ 1,198	$ 380
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (j)	2,117	1,201
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (j)	149	8
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(j)	5,160	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,538
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	4,300	4,373
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (j)	795	771
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (j)	1,740	1,653
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (j)	368	354
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,265	1,289
Class C, 5.31% 6/15/12	930	950
Series 2007-1 Class C, 5.38% 11/15/12	331	345
Series 2007-SN1 Class D, 6.05% 1/17/12	162	161
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(j)	9,323	9,343
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	194	196
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(j)	2,306	2,298
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (d)(j)	363	39
Class B, 0.9788% 7/20/39 (d)(j)	355	19
Class C, 1.3288% 7/20/39 (d)(j)	456	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	682
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (j)	905	180
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (j)	572	11
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (d)(j)	855	21
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (j)	127	25
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (j)	251	10
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (j)	1,429	487
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(j)	143	126
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC: - continued
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	$ 323	$ 289
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	198	198
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	24,330	24,492
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (j)	607	27
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (j)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (j)	76	73
Series 2007-4 Class A1A, 0.3513% 9/25/37 (j)	438	425
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (j)	126	32
Series 2004-4 Class M2, 1.0238% 6/25/34 (j)	467	161
Series 2005-3 Class MV1, 0.6488% 8/25/35 (j)	1,271	1,160
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (j)	203	186
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	591	602
Series 2007-B Class A3, 5.47% 11/15/11 (d)	67	67
Series 2007-C Class A3, 5.43% 5/15/12 (d)	101	102
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,272	2,817
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (j)	2,306	2,305
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,063	1,085
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (j)	31	27
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (j)	231	82
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (j)	4,467	1,418
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (j)	19	5
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (j)	3,203	2,847
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (j)	58	58
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,582
Series 2006-C:
Class B, 5.3% 6/15/12	409	430
Class D, 6.89% 5/15/13 (d)	2,428	2,566
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2007-A Class D, 7.05% 12/15/13 (d)	$ 1,378	$ 1,477
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,458
Class A4, 2.98% 8/15/14	3,000	3,094
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (j)	612	590
Series 2010-1 Class A, 1.8822% 12/15/14 (d)(j)	12,300	12,358
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	42
Series 2007-1:
Class A4, 5.03% 2/16/15	286	295
Class C, 5.43% 2/16/15	350	330
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (j)	752	245
Class M4, 0.9088% 1/25/35 (j)	289	38
Series 2006-D Class M1, 0.4588% 11/25/36 (j)	184	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(j)	2,174	1,413
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,750	1,313
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (d)(j)	250	220
Series 2006-2A:
Class A, 0.4119% 11/15/34 (d)(j)	1,578	1,199
Class B, 0.5119% 11/15/34 (d)(j)	572	200
Class C, 0.6119% 11/15/34 (d)(j)	947	265
Class D, 0.9819% 11/15/34 (d)(j)	361	76
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (j)	3,765	3,765
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (j)	751	727
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (j)	421	253
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	236	234
Series 2007-1:
Class B, 5.53% 12/15/14	55	56
Class C, 5.74% 12/15/14	118	113
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	501	77
Class M1, 0.8788% 6/25/34 (j)	2,042	966
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (j)	$ 827	$ 44
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (j)	342	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(j)	523	100
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(j)	519	93
Class C, 0.7788% 9/25/46 (d)(j)	1,211	157
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (j)	277	148
Series 2003-3 Class M1, 1.5188% 8/25/33 (j)	685	330
Series 2003-5 Class A2, 0.9288% 12/25/33 (j)	26	13
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (j)	150	145
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (j)	1,867	1,753
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (j)	7	7
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (j)	727	439
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (j)	1,144	394
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,497
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	48	48
Class C, 5.34% 11/15/12	48	48
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (j)	116	3
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (j)	1,144	928
Class MV1, 0.4588% 11/25/36 (j)	928	337
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (j)	326	16
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (j)	730	599
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (j)	3	3
Class 2C, 1.4006% 3/27/42 (j)	2,011	376
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (d)(j)	371	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,136	2,179
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (j)	188	134
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	$ 19	$ 16
Class C, 5.691% 10/20/28 (d)	8	7
Class D, 6.01% 10/20/28 (d)	100	76
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (j)	410	13
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (j)	622	30
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (j)	119	53
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	178	182
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (j)	476	341
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (j)	1,762	1,551
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (j)	23	22
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (j)	2,359	1,340
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (j)	45	35
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (j)	317	121
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (j)	331	76
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (j)	150	4
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(j)(l)	2,480	102
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	2,736	497
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	265	13
Series 2006-2 Class AIO, 6% 8/25/11 (l)	132	9
Series 2006-3:
Class A1, 0.2588% 9/25/19 (j)	181	180
Class AIO, 7.1% 1/25/12 (l)	212	25
Series 2006-4:
Class A1, 0.2588% 3/25/25 (j)	464	456
Class AIO, 6.35% 2/27/12 (l)	673	76
Class D, 1.3288% 5/25/32 (j)	1,537	43
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	905	127
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	769	112
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (j)	1,132	371
Series 2005-D Class M2, 0.6988% 2/25/36 (j)	538	58
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (j)	194	189
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(j)	449	175
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(j)	$ 933	$ 345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (j)	93	89
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (j)	138	131
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (j)	422	117
Class M4, 1.6788% 9/25/34 (j)	542	76
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (j)	1,624	1,132
Class M3, 0.7888% 1/25/35 (j)	379	182
Class M4, 1.0588% 1/25/35 (j)	1,171	157
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (j)	1,440	20
Class M9, 2.1088% 5/25/35 (j)	236	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(j)	2,416	2,393
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	201	201
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (j)	407	14
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (j)	127	123
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (j)	4	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (j)	1,417	910
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (j)	54	1
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (j)	35	16
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (j)	19	18
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(j)	743	690
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (j)	1,009	153
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (j)	63	14
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (j)	2,305	1,937
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	694	662
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (j)	$ 2,667	$ 2,658
Class B, 0.4519% 6/15/12 (j)	242	238
Class C, 0.7319% 6/15/12 (j)	145	142
Series 2007-2 Class A, 0.8819% 10/15/12 (j)	1,632	1,625
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (j)	23	16
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (d)(j)	1,698	85
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	617	643
Series 2007-A Class A3, 5.28% 2/13/12	243	244
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (j)	2,910	2,872
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	290	295
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	233	239
Class D, 5.54% 12/20/12 (d)	332	338
Class E, 7.05% 5/20/14 (d)	3,929	3,836
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (j)	364	6
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(j)	6,423	6,329
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	6,931	7,118
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(j)	1,020	1,021
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(j)	3,966	3,960
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (j)	76	76
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(j)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $197,550)		198,774
Collateralized Mortgage Obligations - 1.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(j)	$ 1,133	$ 453
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (j)	1,123	263
Class C, 5.6986% 4/10/49 (j)	2,997	667
Class D, 5.6986% 4/10/49 (j)	1,500	283
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (j)	1,301	1,154
Series 2004-1 Class 2A2, 3.676% 10/25/34 (j)	1,442	1,257
Series 2004-A Class 2A2, 4.4789% 2/25/34 (j)	185	167
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (j)	100	84
Class 2A2, 4.5532% 3/25/34 (j)	810	711
Series 2004-D Class 2A2, 3.8658% 5/25/34 (j)	1,274	1,125
Series 2004-G Class 2A7, 3.9253% 8/25/34 (j)	1,126	991
Series 2004-H Class 2A1, 3.7605% 9/25/34 (j)	994	851
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(j)(l)	37,582	2,898
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (j)	1,972	1,481
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (d)(j)(l)	2,579	33
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (j)	1,275	1,115
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (j)	1,459	1,344
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (j)	1,372	1,434
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (j)	1,200	1,103
Class A4, 3.0036% 8/25/34 (j)	999	917
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	307
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(j)	1,372	1,300
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (j)	20	20
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (j)	1,520	1,414
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (j)	$ 173	$ 168
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (j)	39	28
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (j)	1,249	1,133
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(j)	2,627	2,516
Class C2, 0.7213% 10/18/54 (d)(j)	881	810
Class M2, 0.5013% 10/18/54 (d)(j)	1,509	1,379
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(j)	183	182
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(j)	2,144	1,948
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(j)	2,469	2,352
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (j)	117	41
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(j)	5,059	1,771
Series 2006-2 Class C1, 0.6988% 12/20/54 (j)	4,271	1,452
Series 2006-3 Class C2, 0.7288% 12/20/54 (j)	890	312
Series 2006-4:
Class B1, 0.3188% 12/20/54 (j)	3,376	2,296
Class C1, 0.6088% 12/20/54 (j)	2,064	722
Class M1, 0.3988% 12/20/54 (j)	889	551
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (j)	1,688	574
Class 1M1, 0.3788% 12/20/54 (j)	1,120	672
Class 2C1, 0.6588% 12/20/54 (j)	768	261
Class 2M1, 0.4788% 12/20/54 (j)	1,438	863
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (j)	1,992	697
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (j)	341	162
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (j)	511	418
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (j)	319	184
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (j)	171	56
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,620
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (j)	$ 1,633	$ 1,263
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (j)	1,823	1,754
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (j)	1,453	1,319
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	622
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(j)	308	139
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (j)	1,006	413
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (j)	311	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (j)	1,528	818
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(j)	190	142
Class C, 0.4219% 6/15/22 (d)(j)	1,173	763
Class D, 0.4319% 6/15/22 (d)(j)	452	248
Class E, 0.4419% 6/15/22 (d)(j)	722	375
Class F, 0.4719% 6/15/22 (d)(j)	1,196	562
Class G, 0.5419% 6/15/22 (d)(j)	271	122
Class H, 0.5619% 6/15/22 (d)(j)	542	217
Class J, 0.6019% 6/15/22 (d)(j)	633	221
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (j)	1,608	1,405
Series 2005-A2 Class A7, 3.0982% 2/25/35 (j)	1,417	1,266
Series 2006-A6 Class A4, 3.6193% 10/25/33 (j)	1,141	997
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	5,874	6,043
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (j)	2,152	1,658
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (j)	2,252	138
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (j)	1,741	1,690
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (j)	3,680	2,939
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (d)(j)	1,468	689
Class B6, 3.0784% 7/10/35 (d)(j)	1,946	1,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(j)	$ 541	$ 283
Class B5, 1.9284% 2/10/36 (d)(j)	360	192
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(j)	389	199
Class B5, 1.7784% 2/10/36 (d)(j)	288	123
Class B6, 2.2284% 2/10/36 (d)(j)	148	46
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(j)	511	237
Class B5, 1.5784% 9/10/36 (d)(j)	567	253
Class B6, 1.9784% 9/10/36 (d)(j)	165	59
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	715	613
Series 2004-SL3 Class A1, 7% 8/25/16	58	49
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(j)	337	280
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	179
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (j)	34	17
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(j)	60	51
Series 2003-15A Class 4A, 5.3948% 4/25/33 (j)	459	426
Series 2003-20 Class 1A1, 5.5% 7/25/33	458	458
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (j)	2,597	1,377
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (j)	9	9
Series 2003-AR8 Class A, 2.8492% 8/25/33 (j)	833	762
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (j)	2,183	1,860
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9948% 11/25/34 (j)	2,188	2,018
Series 2005-AR12 Class 2A6, 3.2077% 7/25/35 (j)	2,824	2,545
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (j)	1,903	1,698
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (j)	$ 1,641	$ 1,434
Series 2006-AR8 Class 3A1, 5.2212% 4/25/36 (j)	18,686	15,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,214)		103,333
Commercial Mortgage Securities - 7.8%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (j)	1,605	1,714
Class A2, 7.1267% 2/14/43 (j)	1,009	1,095
Class A3, 7.1767% 2/14/43 (j)	1,089	1,182
Class PS1, 1.5186% 2/14/43 (j)(l)	4,833	174
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (j)	1,602	1,677
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	8,107
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	186	189
Series 2006-5:
Class A1, 5.185% 9/10/47	51	52
Class A2, 5.317% 9/10/47	5,295	5,468
Class A3, 5.39% 9/10/47	1,913	1,958
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,816
Series 2007-2 Class A1, 5.421% 4/10/49	154	159
Series 2007-4 Class A3, 5.8113% 2/10/51 (j)	1,368	1,400
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	114
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	2,291	2,346
Class A4, 5.6579% 6/10/49 (j)	2,860	2,551
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	157	157
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,810
Series 2004-2:
Class A3, 4.05% 11/10/38	1,749	1,762
Class A4, 4.153% 11/10/38	1,740	1,707
Series 2004-4 Class A3, 4.128% 7/10/42	256	256
Series 2005-1 Class A3, 4.877% 11/10/42	2,932	2,931
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	420	425
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	767
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	$ 343	$ 315
Class K, 6.15% 5/11/35 (d)	638	547
Series 2003-2 Class XP, 0.293% 3/11/41 (d)(j)(l)	9,253	24
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,339
Series 2005-6 Class A3, 5.1785% 9/10/47 (j)	2,470	2,528
Series 2007-1 Class B, 5.543% 1/15/49	826	230
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(j)	589	501
Class D, 0.5919% 3/15/22 (d)(j)	597	496
Class E, 0.6319% 3/15/22 (d)(j)	493	399
Class F, 0.7019% 3/15/22 (d)(j)	489	371
Class G, 0.7619% 3/15/22 (d)(j)	317	222
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (d)(j)	882	732
Class D, 0.4419% 10/15/19 (d)(j)	1,077	862
Class E, 0.4719% 10/15/19 (d)(j)	998	758
Class F, 0.5419% 10/15/19 (d)(j)	2,362	1,606
Class G, 0.5619% 10/15/19 (d)(j)	951	552
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(j)	70	37
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(j)	1,141	879
Class B, 2.1288% 4/25/34 (d)(j)	128	59
Class M1, 0.7888% 4/25/34 (d)(j)	103	65
Class M2, 1.4288% 4/25/34 (d)(j)	94	50
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(j)	875	637
Class M1, 0.8088% 8/25/34 (d)(j)	159	91
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(j)	1,925	1,376
Class A2, 0.6488% 1/25/35 (d)(j)	277	174
Class M1, 0.7288% 1/25/35 (d)(j)	332	179
Class M2, 1.2288% 1/25/35 (d)(j)	167	77
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(j)	1,554	1,048
Class M1, 0.6588% 8/25/35 (d)(j)	82	38
Class M2, 0.7088% 8/25/35 (d)(j)	135	58
Class M3, 0.7288% 8/25/35 (d)(j)	75	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M4, 0.8388% 8/25/35 (d)(j)	$ 68	$ 25
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(j)	601	423
Class A2, 0.6288% 11/25/35 (d)(j)	562	340
Class M1, 0.6688% 11/25/35 (d)(j)	120	56
Class M2, 0.7188% 11/25/35 (d)(j)	90	40
Class M3, 0.7388% 11/25/35 (d)(j)	81	33
Class M4, 0.8288% 11/25/35 (d)(j)	101	39
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(j)	1,395	872
Class B1, 1.6288% 1/25/36 (d)(j)	121	37
Class M1, 0.6788% 1/25/36 (d)(j)	450	220
Class M2, 0.6988% 1/25/36 (d)(j)	135	62
Class M3, 0.7288% 1/25/36 (d)(j)	197	85
Class M4, 0.8388% 1/25/36 (d)(j)	109	41
Class M5, 0.8788% 1/25/36 (d)(j)	109	38
Class M6, 0.9288% 1/25/36 (d)(j)	116	37
Series 2006-1:
Class A2, 0.5888% 4/25/36 (d)(j)	212	125
Class M1, 0.6088% 4/25/36 (d)(j)	129	55
Class M2, 0.6288% 4/25/36 (d)(j)	136	54
Class M3, 0.6488% 4/25/36 (d)(j)	117	44
Class M4, 0.7488% 4/25/36 (d)(j)	66	24
Class M5, 0.7888% 4/25/36 (d)(j)	64	22
Class M6, 0.8688% 4/25/36 (d)(j)	129	41
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(j)	3,774	2,575
Class A2, 0.5088% 7/25/36 (d)(j)	195	114
Class B1, 1.0988% 7/25/36 (d)(j)	124	37
Class B3, 2.9288% 7/25/36 (d)(j)	110	29
Class M1, 0.5388% 7/25/36 (d)(j)	204	88
Class M2, 0.5588% 7/25/36 (d)(j)	144	58
Class M3, 0.5788% 7/25/36 (d)(j)	119	44
Class M4, 0.6488% 7/25/36 (d)(j)	137	49
Class M5, 0.6988% 7/25/36 (d)(j)	99	33
Class M6, 0.7688% 7/25/36 (d)(j)	148	48
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(j)	127	22
Class B2, 1.5788% 10/25/36 (d)(j)	155	23
Class B3, 2.8288% 10/25/36 (d)(j)	149	22
Class M4, 0.6588% 10/25/36 (d)(j)	140	37
Class M5, 0.7088% 10/25/36 (d)(j)	168	40
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M6, 0.7888% 10/25/36 (d)(j)	$ 329	$ 66
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(j)	691	465
Class A2, 0.4988% 12/25/36 (d)(j)	3,505	1,608
Class B1, 0.9288% 12/25/36 (d)(j)	174	42
Class B2, 1.4788% 12/25/36 (d)(j)	178	38
Class B3, 2.6788% 12/25/36 (d)(j)	187	34
Class M1, 0.5188% 12/25/36 (d)(j)	225	74
Class M2, 0.5388% 12/25/36 (d)(j)	150	46
Class M3, 0.5688% 12/25/36 (d)(j)	152	44
Class M4, 0.6288% 12/25/36 (d)(j)	182	49
Class M5, 0.6688% 12/25/36 (d)(j)	167	42
Class M6, 0.7488% 12/25/36 (d)(j)	150	35
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(j)	756	446
Class B1, 0.8988% 3/25/37 (d)(j)	240	46
Class B2, 1.3788% 3/25/37 (d)(j)	174	28
Class B3, 3.5788% 3/25/37 (d)(j)	477	62
Class M1, 0.4988% 3/25/37 (d)(j)	212	84
Class M2, 0.5188% 3/25/37 (d)(j)	158	55
Class M3, 0.5488% 3/25/37 (d)(j)	209	65
Class M4, 0.5988% 3/25/37 (d)(j)	170	48
Class M5, 0.6488% 3/25/37 (d)(j)	177	44
Class M6, 0.7288% 3/25/37 (d)(j)	247	54
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(j)	1,884	1,225
Class A2, 0.5488% 7/25/37 (d)(j)	1,764	829
Class B1, 1.8288% 7/25/37 (d)(j)	528	82
Class B2, 2.4788% 7/25/37 (d)(j)	460	76
Class B3, 3.5788% 7/25/37 (d)(j)	517	72
Class M1, 0.5988% 7/25/37 (d)(j)	601	211
Class M2, 0.6388% 7/25/37 (d)(j)	313	97
Class M3, 0.7188% 7/25/37 (d)(j)	317	82
Class M4, 0.8788% 7/25/37 (d)(j)	659	145
Class M5, 0.9788% 7/25/37 (d)(j)	582	116
Class M6, 1.2288% 7/25/37 (d)(j)	740	126
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(j)	754	361
Class B1, 1.1788% 7/25/37 (d)(j)	455	97
Class B2, 1.8288% 7/25/37 (d)(j)	1,169	212
Class B3, 4.2288% 7/25/37 (d)(j)	606	92
Class M1, 0.5388% 7/25/37 (d)(j)	400	143
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.5688% 7/25/37 (d)(j)	$ 427	$ 141
Class M3, 0.5988% 7/25/37 (d)(j)	687	213
Class M4, 0.7288% 7/25/37 (d)(j)	1,082	297
Class M5, 0.8288% 7/25/37 (d)(j)	548	128
Class M6, 1.0288% 7/25/37 (d)(j)	416	107
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (d)(j)	251	28
Class B2, 3.6788% 9/25/37 (d)(j)	910	91
Class M1, 1.1788% 9/25/37 (d)(j)	242	56
Class M2, 1.2788% 9/25/37 (d)(j)	242	46
Class M4, 1.8288% 9/25/37 (d)(j)	617	92
Class M5, 1.9788% 9/25/37 (d)(j)	617	80
Class M6, 2.1788% 9/25/37 (d)(j)	618	74
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,712	119
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	8,191	820
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(j)	639	351
Class H, 0.8819% 3/15/19 (d)(j)	429	206
Class J, 1.0819% 3/15/19 (d)(j)	323	139
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(j)	489	245
Class E, 0.5319% 3/15/22 (d)(j)	2,544	1,196
Class F, 0.5819% 3/15/22 (d)(j)	1,561	671
Class G, 0.6319% 3/15/22 (d)(j)	401	160
Class H, 0.7819% 3/15/22 (d)(j)	489	176
Class J, 0.9319% 3/15/22 (d)(j)	489	137
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	669	684
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,496	1,537
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,737
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,780
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	177	182
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	13,521
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (j)	803	759
Series 2007-PW17 Class A1, 5.282% 6/11/50	664	679
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	11,811
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	425	435
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(j)(l)	10,636	85
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW13 Class A3, 5.518% 9/11/41	$ 4,842	$ 5,067
Series 2006-PW14 Class X2, 0.653% 12/11/38 (d)(j)(l)	18,592	373
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	181	182
Class A4, 5.4629% 4/12/38 (j)	172	182
Series 2007-PW15 Class A1, 5.016% 2/11/44	343	352
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(j)	220	89
Class C, 5.7189% 6/11/40 (d)(j)	183	70
Class D, 5.7189% 6/11/40 (d)(j)	183	52
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(j)(l)	128,162	1,799
Series 2007-T28 Class X2, 0.175% 9/11/42 (d)(j)(l)	64,096	553
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(j)	796	526
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,671
Class XCL, 2.0744% 5/15/35 (d)(j)(l)	20,662	698
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	545
Class F, 7.734% 1/15/32	298	295
Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	4,821
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(j)	1,395	1,448
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (d)(j)	490	346
Class G, 0.5631% 11/15/36 (d)(j)	408	260
Class H, 0.6031% 11/15/36 (d)(j)	327	192
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,329	815
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	445	460
Class A2, 5.7001% 12/10/49 (j)	1,370	1,426
Class A4, 5.7001% 12/10/49 (j)	3,103	2,954
Series 2007-FL3A Class A2, 0.3719% 4/15/22 (d)(j)	4,955	3,341
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (j)	572	583
Series 2007-CD4:
Class A1, 4.977% 12/11/49	311	316
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer:
Class A2A, 5.237% 12/11/49	$ 1,221	$ 1,274
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,309
Class C, 5.476% 12/11/49	2,583	646
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)	63	64
Series 2007-C3 Class A3, 5.8203% 5/15/46 (j)	1,372	1,385
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	1,029
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (d)(j)	3,073	2,397
Class C, 0.5019% 4/15/17 (d)(j)	1,104	795
Class D, 0.5419% 4/15/17 (d)(j)	753	490
Class E, 0.6019% 4/15/17 (d)(j)	240	144
Class F, 0.6419% 4/15/17 (d)(j)	136	72
Class G, 0.7819% 4/15/17 (d)(j)	136	61
Class H, 0.8519% 4/15/17 (d)(j)	136	43
Class J, 1.0819% 4/15/17 (d)(j)	104	26
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(j)	1,419	1,305
Class D, 0.5719% 11/15/17 (d)(j)	74	66
Class E, 0.6219% 11/15/17 (d)(j)	262	223
Class F, 0.6819% 11/15/17 (d)(j)	200	156
Class G, 0.7319% 11/15/17 (d)(j)	138	93
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (d)(j)	1,955	1,505
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	50	51
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,898
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,319	2,279
Series 2007-C9 Class A4, 5.816% 12/10/49 (j)	3,036	2,948
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(j)(l)	2,340	18
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	776
Class XP, 0.4838% 12/10/46 (j)(l)	12,473	177
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	87	88
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	$ 309	$ 314
Class AJ, 5.373% 12/15/39	2,778	1,175
Series 2007-C2:
Class A1, 5.269% 1/15/49	89	90
Class A3, 5.542% 1/15/49 (j)	2,744	2,290
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	173	177
Class A4, 5.7225% 6/15/39 (j)	825	695
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	7,997
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (j)(l)	7,920	165
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	1,041
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(j)	4,895	1,566
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,447
Series 2002-CP5 Class A1, 4.106% 12/15/35	90	92
Series 2004-C1:
Class A3, 4.321% 1/15/37	410	416
Class A4, 4.75% 1/15/37	639	654
Series 1998-C1 Class D, 7.17% 5/17/40	266	270
Series 1999-C1 Class E, 7.8926% 9/15/41 (j)	636	636
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (j)(l)	3,926	51
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (d)(j)(l)	12,636	282
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (d)(j)(l)	6,979	20
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (d)(j)(l)	74,214	673
Series 2006-C1 Class A3, 5.5483% 2/15/39 (j)	7,244	7,406
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(j)	519	311
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(j)	1,479	739
0.5019% 2/15/22 (d)(j)	528	185
Class F, 0.5519% 2/15/22 (d)(j)	1,056	338
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	119	121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (j)(l)	$ 26,883	$ 349
Class B, 5.487% 2/15/40 (d)(j)	2,097	220
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	470
Class G, 6.936% 3/15/33 (d)	903	829
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	5,886
Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(j)(l)	14,059	141
Series 2004-C1 Class X2, 1.1162% 11/10/38 (d)(j)(l)	6,809	62
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	392	209
Series 2007-C1 Class XP, 0.2074% 12/10/49 (j)(l)	25,932	177
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (d)(j)(l)	7,366	37
Series 2004-C3 Class X2, 0.6292% 12/10/41 (j)(l)	5,325	53
Series 2005-C1 Class X2, 0.6812% 5/10/43 (j)(l)	6,280	74
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(j)	516	279
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	884
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,307	1,358
Class A2, 5.597% 12/10/49	2,744	2,796
Series 2007-GG9:
Class A1, 5.233% 3/10/39	98	99
Class A4, 5.444% 3/10/39	3,989	3,790
Series 2003-C1 Class XP, 2.0344% 7/5/35 (d)(j)(l)	4,449	24
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(j)(l)	6,876	50
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(j)(l)	26,390	379
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (j)	3,617	3,655
Class A4, 5.883% 7/10/38 (j)	10,620	10,529
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	33,662	371
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(j)	$ 69	$ 49
Class D, 0.5084% 6/6/20 (d)(j)	327	182
Class E, 0.5984% 6/6/20 (d)(j)	379	210
Class F, 0.6684% 6/6/20 (d)(j)	662	365
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(j)	1,304	1,108
Class D, 0.5984% 3/6/20 (d)(j)	8,605	7,228
Class F, 0.7084% 3/6/20 (d)(j)	107	89
Class G, 0.7484% 3/6/20 (d)(j)	54	44
Class H, 0.8784% 3/6/20 (d)(j)	600	492
Class J, 1.0784% 3/6/20 (d)(j)	860	690
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	436
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (d)(j)(l)	26,920	413
Series 2006-GG6 Class A2, 5.506% 4/10/38	8,045	8,203
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,120
Series 2007-GG10:
Class A1, 5.69% 8/10/45	157	163
Class A2, 5.778% 8/10/45	654	680
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(j)(l)	1,675	16
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(j)(l)	2,355	19
Series 2006-LDP7 Class A4, 5.8741% 4/15/45 (j)	9,200	9,306
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (d)(j)	1,144	709
Class C, 0.4419% 11/15/18 (d)(j)	813	463
Class D, 0.4619% 11/15/18 (d)(j)	257	133
Class E, 0.5119% 11/15/18 (d)(j)	369	185
Class F, 0.5619% 11/15/18 (d)(j)	555	255
Class G, 0.5919% 11/15/18 (d)(j)	482	212
Class H, 0.7319% 11/15/18 (d)(j)	369	148
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (j)	4,080	4,153
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	2,066	2,114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 1,102	$ 1,102
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	868
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	652	666
Series 2007-CB19 Class A4, 5.746% 2/12/49 (j)	4,812	4,568
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	6,587
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (j)	3,852	4,010
Series 2007-LDP10 Class A1, 5.122% 1/15/49	114	117
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	3,446
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (j)	1,235	680
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(j)	694	200
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	411
Series 2007-CB19:
Class B, 5.746% 2/12/49 (j)	117	39
Class C, 5.746% 2/12/49 (j)	307	96
Class D, 5.746% 2/12/49 (j)	322	95
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	40
Class CS, 5.466% 1/15/49 (j)	113	11
Class ES, 5.5453% 1/15/49 (d)(j)	709	81
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	566	565
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	627	648
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	263	273
Series 2001-C3 Class A1, 6.058% 6/15/20	53	54
Series 2006-C1:
Class A2, 5.084% 2/15/31	658	667
Class A4, 5.156% 2/15/31	521	533
Series 2006-C3 Class A1, 5.478% 3/15/39	79	80
Series 2006-C6:
Class A1, 5.23% 9/15/39	182	185
Class A2, 5.262% 9/15/39 (j)	2,394	2,460
Series 2006-C7:
Class A1, 5.279% 11/15/38	117	119
Class A2, 5.3% 11/15/38	1,509	1,554
Class A3, 5.347% 11/15/38	1,022	1,019
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	161	165
Class A4, 5.424% 2/15/40	8,354	7,732
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.226% 2/15/40	$ 124	$ 127
Class A3, 5.43% 2/15/40	2,501	2,331
Series 2000-C5 Class E, 7.29% 12/15/32	96	96
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,716
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,481
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (d)(j)(l)	5,757	13
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(j)(l)	14,791	144
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	315	317
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (j)(l)	4,625	67
Series 2006-C3 Class A3 5.689% 3/15/32	620	642
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (j)(l)	7,799	152
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	806
Class D, 5.563% 2/15/40 (j)	549	137
Class E, 5.582% 2/15/40 (j)	274	60
Class XCP, 0.4741% 2/15/40 (j)(l)	3,135	43
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,586
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	4,271
Class XCP, 0.2983% 9/15/45 (j)(l)	110,403	1,248
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	392	398
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,077	1,828
Class C, 4.13% 11/20/37 (d)	5,919	4,913
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(j)	440	316
Class E, 0.5219% 9/15/21 (d)(j)	1,586	1,097
Class F, 0.5719% 9/15/21 (d)(j)	906	537
Class G, 0.5919% 9/15/21 (d)(j)	1,791	796
Class H, 0.6319% 9/15/21 (d)(j)	462	161
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,580
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	140	141
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,487
Series 2007-C1 Class A1, 4.533% 6/12/50	446	453
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (j)	2,253	2,296
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(j)	1,194	366
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1 Class A2, 5.6114% 5/12/39 (j)	$ 1,935	$ 1,986
Series 2007-C1 Class A4, 5.8284% 6/12/50 (j)	5,194	4,797
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,691
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (j)	639	596
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,499
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,199
Series 2007-5:
Class A1, 4.275% 8/12/48	81	83
Class A3, 5.364% 8/12/48	535	523
Class A4, 5.378% 8/12/48	55	46
Class B, 5.479% 2/12/17	4,116	278
Series 2007-6:
Class A1, 5.175% 3/12/51	99	101
Class A4, 5.485% 3/12/51 (j)	3,250	2,753
Series 2007-7 Class A4, 5.747% 6/12/50 (j)	4,802	4,225
Series 2007-8 Class A1, 4.622% 8/12/49	317	324
Series 2006-2 Class A4, 5.9102% 6/12/46 (j)	833	860
Series 2006-4 Class XP, 0.6256% 12/12/49 (j)(l)	27,915	572
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	362
Series 2007-7 Class B, 5.75% 6/12/50	1,765	267
Series 2007-8 Class A3, 5.9573% 8/12/49 (j)	1,183	1,102
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(j)	28	23
Series 2006-XLF:
Class C, 1.429% 7/15/19 (d)(j)	653	90
Class F, 0.549% 7/15/19 (d)(j)	1,321	951
Class G, 0.589% 7/15/19 (d)(j)	750	428
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(j)	2,089	831
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(j)	1,792	36
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(j)	788	276
Class D, 0.419% 10/15/20 (d)(j)	529	132
Class E, 0.479% 10/15/20 (d)(j)	662	99
Class F, 0.529% 10/15/20 (d)(j)	397	40
Class G, 0.4719% 10/15/20 (d)(j)	491	39
Class H, 0.659% 10/15/20 (d)(j)	309	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class J, 0.809% 10/15/20 (d)(j)	$ 353	$ 11
Class MHRO, 0.9219% 10/15/20 (d)(j)	424	54
Class MJPM, 1.2319% 10/15/20 (d)(j)	160	17
Class MSTR, 0.9319% 10/15/20 (d)(j)	300	47
Class NHRO, 1.119% 10/15/20 (d)(j)	641	75
Class NSTR, 1.079% 10/15/20 (d)(j)	276	38
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(j)(l)	4,224	53
Series 2004-HQ3 Class A2, 4.05% 1/13/41	371	373
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,033
Series 2006-HQ10 Class A4, 5.328% 11/12/41	4,496	4,458
Series 2006-HQ8 Class A1, 5.124% 3/12/44	5	5
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	283	290
Class A31, 5.439% 2/12/44 (j)	10,884	10,886
Series 2007-IQ13 Class A1, 5.05% 3/15/44	298	306
Series 2007-IQ14 Class A1, 5.38% 4/15/49	280	288
Series 2007-IQ15 Class A4, 5.8802% 6/11/49 (j)	6,250	5,816
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	13,098
Series 2007-T25:
Class A1, 5.391% 11/12/49	169	174
Class A2, 5.507% 11/12/49	1,349	1,405
Series 2007-T27 Class A4, 5.6493% 6/11/42 (j)	5,025	5,105
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(j)(l)	8,877	92
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(j)(l)	16,123	304
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (d)(j)(l)	5,823	80
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (j)	2,128	2,191
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	2,036	825
Series 2006-IQ11 Class A4, 5.7711% 10/15/42 (j)	412	428
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	532
Series 2006-T23 Class A3, 5.8074% 8/12/41 (j)	700	730
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,488	883
Series 2007-HQ12:
Class A4, 5.6315% 4/12/49 (j)	7,259	6,863
Series A1, 5.519% 4/12/49 (j)	508	528
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	1,818
Class AAB, 5.654% 4/15/49	3,010	3,039
Class B, 5.7311% 4/15/49 (j)	337	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-T25 Class A3, 5.514% 11/12/49	$ 33,625	$ 33,829
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(j)	2,423	127
Class D, 0.929% 7/17/17 (d)(j)	1,140	60
Class E, 1.029% 7/17/17 (d)(j)	927	49
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	23	24
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	181	190
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,204
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(j)	1,013	1,010
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(j)	1,377	651
Class F, 0.5731% 8/11/18 (d)(j)	1,490	639
Class G, 0.5931% 8/11/18 (d)(j)	1,411	581
Class J, 0.8331% 8/11/18 (d)(j)	314	79
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(j)	105	42
Class AP2, 1.0319% 6/15/20 (d)(j)	175	52
Class F, 0.7119% 6/15/20 (d)(j)	3,396	611
Class LXR1, 0.9319% 6/15/20 (d)(j)	169	67
Class LXR2, 1.0319% 6/15/20 (d)(j)	2,315	694
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	418	422
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,550	2,577
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,266
Series 2006-C29:
Class A1, 5.11% 11/15/48	519	529
Class A3, 5.313% 11/15/48	3,644	3,713
Series 2007-C30:
Class A1, 5.031% 12/15/43	161	164
Class A3, 5.246% 12/15/43	1,178	1,163
Class A4, 5.305% 12/15/43	403	379
Class A5, 5.342% 12/15/43	1,468	1,220
Series 2007-C31:
Class A1, 5.14% 4/15/47	58	59
Class A4, 5.509% 4/15/47	3,101	2,642
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (j)	$ 1,646	$ 1,703
Class A3, 5.7403% 6/15/49 (j)	19,610	17,478
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	481
Series 2003-C8 Class XP, 0.3153% 11/15/35 (d)(j)(l)	3,198	9
Series 2003-C9 Class XP, 0.4734% 12/15/35 (d)(j)(l)	3,577	14
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	1,055	897
Class 180B, 5.5782% 10/15/41 (d)(j)	480	384
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	805
Series 2005-C22:
Class B, 5.3602% 12/15/44 (j)	3,042	1,432
Class F, 5.3602% 12/15/44 (d)(j)	2,288	518
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	291
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	4,116	902
Class D, 5.513% 12/15/43 (j)	2,195	386
Class XP, 0.434% 12/15/43 (d)(j)(l)	16,313	237
Series 2007-C31 Class C, 5.6929% 4/15/47 (j)	5,657	1,073
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,633
Series 2007-C32:
Class D, 5.7403% 6/15/49 (j)	1,031	178
Class E, 5.7403% 6/15/49 (j)	1,625	252
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (j)	908	760
Series 2007-C33 Class B, 5.9013% 2/15/51 (j)	2,307	644
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $451,739)		525,018
Municipal Securities - 0.3%

California Gen. Oblig.:
7.5% 4/1/34	7,885	7,713
7.55% 4/1/39	11,566	11,301
TOTAL MUNICIPAL SECURITIES (Cost $19,665)		19,014
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	$ 516	$ 548
Fixed-Income Funds - 16.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,988,796	928,363
Fidelity Specialized High Income Central Fund (k)	1,621,422	154,132
TOTAL FIXED-INCOME FUNDS (Cost $1,059,301)		1,082,495
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $4,291)	$ 4,291	4,218
Cash Equivalents - 6.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $421,174)	$ 421,178	421,174
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $6,948,249)		7,179,206
NET OTHER ASSETS - (6.3)%		(428,178)
NET ASSETS - 100%		$ 6,751,028
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (i)

	Sept. 2037	$ 7,804	$ (7,492)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (i)	Sept. 2037	21,207	(20,359)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (i)	Sept. 2037	4,750	(4,560)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (i)	Sept. 2037	15,863	(15,229)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (i)	Sept. 2037	8,653	(8,307)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (i)	Sept. 2037	14,167	(13,600)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	635	(476)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)

	Oct. 2034	$ 765	$ (483)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	262	(154)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	824	(560)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	854	(808)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (h)

	Sept. 2010	$ 11,200	$ (32)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	365
TOTAL CREDIT DEFAULT SWAPS		100,488	(71,698)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	2,750
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	60,000	1,527
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	1,713
TOTAL INTEREST RATE SWAPS		270,000	5,990
		$ 370,488	$ (65,708)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $541,721,000 or 8.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $69,755,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$421,174,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 281,875
HSBC Securities (USA), Inc.	40,573
ING Financial Markets LLC	4,057
J.P. Morgan Securities, Inc.	27,048
Mizuho Securities USA, Inc.	60,859
RBC Capital Markets Corp.	6,762
$ 421,174
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 18,636
Fidelity Specialized High Income Central Fund	5,442
Total	$ 24,078
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	18,635	-	928,363	11.8%
Fidelity Specialized High Income Central Fund	139,519	5,442	-	154,132	36.0%
Total	$ 1,172,461	$ 24,077	$ 137,142	$ 1,082,495
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,729,344	$ -	$ 1,729,344	$ -
U.S. Government and Government Agency Obligations	2,104,315	-	2,104,315	-
U.S. Government Agency - Mortgage Securities	990,973	-	990,973	-
Asset-Backed Securities	198,774	-	185,374	13,400
Collateralized Mortgage Obligations	103,333	-	95,077	8,256
Commercial Mortgage Securities	525,018	-	490,260	34,758
Municipal Securities	19,014	-	19,014	-
Supranational Obligations	548	-	548	-
Fixed-Income Funds	1,082,495	1,082,495	-	-
Preferred Securities	4,218	-	4,218	-
Cash Equivalents	421,174	-	421,174	-
Total Investments in Securities:	$ 7,179,206	$ 1,082,495	$ 6,040,297	$ 56,414
Derivative Instruments:
Assets
Swap Agreements	$ 6,355	$ -	$ 6,355	$ -
Liabilities
Swap Agreements	$ (72,063)	$ -	$ (992)	$ (71,071)
Total Derivative Instruments:	$ (65,708)	$ -	$ 5,363	$ (71,071)
Other Financial Instruments:
Forward Commitments	$ 404	$ -	$ 404	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,183
Total Realized Gain (Loss)	1,180
Total Unrealized Gain (Loss)	16,695
Cost of Purchases	150
Proceeds of Sales	(8,369)
Amortization/Accretion	1,192
Transfers in/out of Level 3	(32,617)
Ending Balance	$ 56,414
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 5,546
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	12,427
Transfers in/out of Level 3	(81,865)
Ending Balance	$ (71,071)
Realized gain (loss) on Swap Agreements for the period	$ (8,290)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 12,421

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 365	$ (72,063)
Interest Rate Risk
Swap Agreements (a)	5,990	-
Total Value of Derivatives	$ 6,355	$ (72,063)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $306,346,000 of which $1,926,000, $1,000, $107,986,000, $17,287,000 and $179,146,000 will expire on August 31, 2010, 2013, 2014, 2016 and 2017, respectively.

The fund intends to defer to its fiscal year ending August 31, 2010 approximately $393,883,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $421,174) - See accompanying schedule: Unaffiliated issuers (cost $5,888,948)	$ 6,096,711
Fidelity Central Funds (cost $1,059,301)	1,082,495
Total Investments (cost $6,948,249)		$ 7,179,206
Commitment to sell securities on a delayed delivery basis	(147,856)
Receivable for securities sold on a delayed delivery basis	148,260	404
Receivable for investments sold, regular delivery		22,417
Cash		1
Receivable for swap agreements		16
Receivable for fund shares sold		11,309
Interest receivable		42,747
Distributions receivable from Fidelity Central Funds		3,808
Unrealized appreciation on swap agreements		6,355
Other receivables		103
Total assets		7,266,366

Liabilities
Payable for investments purchased Regular delivery	$ 108,424
Delayed delivery	323,406
Payable for swap agreements	654
Payable for fund shares redeemed	6,990
Distributions payable	1,098
Unrealized depreciation on swap agreements	72,063
Accrued management fee	1,762
Distribution fees payable	73
Other affiliated payables	765
Other payables and accrued expenses	103
Total liabilities		515,338

Net Assets		$ 6,751,028
Net Assets consist of:
Paid in capital		$ 7,325,852
Undistributed net investment income		15,220
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(765,774)
Net unrealized appreciation (depreciation) on investments		175,730
Net Assets		$ 6,751,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,296 ÷ 20,617 shares)	$ 7.14

Maximum offering price per share (100/96.00 of $7.14)	$ 7.44
Class T: Net Asset Value and redemption price per share ($45,501 ÷ 6,366 shares)	$ 7.15

Maximum offering price per share (100/96.00 of $7.15)	$ 7.45
Class B: Net Asset Value and offering price per share ($11,012 ÷ 1,540 shares)A	$ 7.15

Class C: Net Asset Value and offering price per share ($30,211 ÷ 4,224 shares)A	$ 7.15

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,490,850 ÷ 907,978 shares)	$ 7.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,158 ÷ 3,656 shares)	$ 7.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 136
Interest		123,696
Income from Fidelity Central Funds		24,078
Total income		147,910

Expenses
Management fee	$ 10,246
Transfer agent fees	3,340
Distribution fees	437
Fund wide operations fee	1,083
Independent trustees' compensation	12
Miscellaneous	13
Total expenses		15,131
Net investment income		132,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,915
Fidelity Central Funds	4,479
Swap agreements	(5,100)
Total net realized gain (loss)		64,294
Change in net unrealized appreciation (depreciation) on: Investment securities	139,849
Swap agreements	16,230
Delayed delivery commitments	3,659
Total change in net unrealized appreciation (depreciation)		159,738
Net gain (loss)		224,032
Net increase (decrease) in net assets resulting from operations		$ 356,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 132,779	$ 379,232
Net realized gain (loss)	64,294	(986,405)
Change in net unrealized appreciation (depreciation)	159,738	715,000
Net increase (decrease) in net assets resulting from operations	356,811	107,827
Distributions to shareholders from net investment income	(129,345)	(394,409)
Share transactions - net increase (decrease)	316,051	(3,508,737)
Total increase (decrease) in net assets	543,517	(3,795,319)

Net Assets
Beginning of period	6,207,511	10,002,830
End of period (including undistributed net investment income of $15,220 and undistributed net investment income of $11,786, respectively)	$ 6,751,028	$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income E	.134	.303	.331	.353	.118	.298	.237
Net realized and unrealized gain (loss)	.246	.007 H	(.303)	(.161)	.092	(.206)	.131
Total from investment operations	.380	.310	.028	.192	.210	.092	.368
Distributions from net investment income	(.130)	(.310)	(.311)	(.352)	(.100)	(.282)	(.238)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.130)	(.310)	(.318)	(.362)	(.100)	(.352)	(.338)
Net asset value, end of period	$ 7.14	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Total Return B, C, D	5.55%	4.89%	.36%	2.61%	2.92%	1.23%	5.03%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of fee waivers, if any	.77% A	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of all reductions	.77% A	.79%	.80%	.74%	.71% A	.71%	.83%
Net investment income	3.83% A	4.67%	4.67%	4.83%	4.86% A	4.04%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 147	$ 145	$ 79	$ 79	$ 46	$ 37	$ 31
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.133	.302	.332	.350	.116	.290	.230
Net realized and unrealized gain (loss)	.246	.016 H	(.303)	(.163)	.091	(.216)	.141
Total from investment operations	.379	.318	.029	.187	.207	.074	.371
Distributions from net investment income	(.129)	(.308)	(.312)	(.347)	(.097)	(.274)	(.231)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.129)	(.308)	(.319)	(.357)	(.097)	(.344)	(.331)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Total Return B, C, D	5.53%	5.02%	.36%	2.54%	2.89%	.98%	5.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of fee waivers, if any	.80% A	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of all reductions	.80% A	.82%	.79%	.79%	.81% A	.83%	.93%
Net investment income	3.80% A	4.65%	4.67%	4.77%	4.76% A	3.92%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 46	$ 53	$ 68	$ 59	$ 57	$ 48
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.108	.257	.281	.299	.099	.239	.180
Net realized and unrealized gain (loss)	.246	.016 H	(.313)	(.164)	.102	(.216)	.140
Total from investment operations	.354	.273	(.032)	.135	.201	.023	.320
Distributions from net investment income	(.104)	(.263)	(.261)	(.295)	(.081)	(.223)	(.180)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.104)	(.263)	(.268)	(.305)	(.081)	(.293)	(.280)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	5.16%	4.29%	(.49) %	1.83%	2.79%	.28%	4.37%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.64%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.60%
Expenses net of all reductions	1.52% A	1.51%	1.50%	1.50%	1.50% A	1.51%	1.59%
Net investment income	3.09% A	3.95%	3.96%	4.07%	4.07% A	3.24%	2.40%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 9	$ 10	$ 9	$ 9	$ 9
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 L	2006 K	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.107	.255	.278	.294	.097	.233	.176
Net realized and unrealized gain (loss)	.247	.005 H	(.304)	(.163)	.102	(.216)	.140
Total from investment operations	.354	.260	(.026)	.131	.199	.017	.316
Distributions from net investment income	(.104)	(.260)	(.257)	(.291)	(.079)	(.217)	(.176)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.104)	(.260)	(.264)	(.301)	(.079)	(.287)	(.276)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C,D	5.15%	4.09%	(.40) %	1.77%	2.76%	.20%	4.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.67%
Expenses net of fee waivers, if any	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Expenses net of all reductions	1.54% A	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Net investment income	3.07% A	3.91%	3.91%	4.02%	3.99% A	3.15%	2.34%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 27	$ 14	$ 17	$ 10	$ 9	$ 7
Portfolio turnover rate G	168% A, M	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income D	.145	.326	.356	.376	.124	.317	.254
Net realized and unrealized gain (loss)	.247	.015 G	(.313)	(.153)	.092	(.206)	.130
Total from investment operations	.392	.341	.043	.223	.216	.111	.384
Distributions from net investment income	(.142)	(.331)	(.336)	(.373)	(.106)	(.301)	(.254)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.142)	(.331)	(.343)	(.383)	(.106)	(.371)	(.354)
Net asset value, end of period	$ 7.15	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Total Return B, C	5.71%	5.39%	.57%	3.05%	3.01%	1.48%	5.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of fee waivers, if any	.45% A	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of all reductions	.45% A	.46%	.44%	.44%	.45% A	.46%	.61%
Net investment income	4.15% A	5.00%	5.02%	5.13%	5.12% A	4.29%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 6,491	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721
Portfolio turnover rate F	168% A, L	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Income from Investment Operations
Net investment income D	.144	.322	.353	.374	.124	.313	.254
Net realized and unrealized gain (loss)	.256	.005 G	(.303)	(.163)	.091	(.205)	.129
Total from investment operations	.400	.327	.050	.211	.215	.108	.383
Distributions from net investment income	(.140)	(.327)	(.333)	(.371)	(.105)	(.298)	(.253)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.140)	(.327)	(.340)	(.381)	(.105)	(.368)	(.353)
Net asset value, end of period	$ 7.16	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Total Return B, C	5.83%	5.16%	.66%	2.88%	2.99%	1.44%	5.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of all reductions	.51% A	.53%	.49%	.47%	.49% A	.50%	.59%
Net investment income	4.10% A	4.94%	4.97%	5.10%	5.07% A	4.25%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 27	$ 34	$ 41	$ 29	$ 26	$ 16
Portfolio turnover rate F	168% A, L	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission's (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discounts, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 214,283
Gross unrealized depreciation	(116,217)
Net unrealized appreciation (depreciation)	$ 98,066

Tax cost	$ 7,081,140

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statements of Operations. Risks of loss may exceed amounts recognized on the Fund's Statements of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

protection amounted to $100,488 representing 1.49% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(72,063). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $69,755. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $86,988, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (7,840)	$ 1,542
Interest Rate Risk
Swap Agreements	2,740	14,688
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (5,100)	$ 16,230

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(5,100) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $16,230 for swap agreements.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $387,069 and $743,152, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was 32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 184	$ 3
Class T	-%	.25%	57	1
Class B	.65%	.25%	50	37
Class C	.75%	.25%	146	50
			$ 437	$ 91

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	2
Class B*	9
Class C*	4
$ 24

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 123.17
Class T	45.20
Class B	14.26
Class C	25.17
Investment Grade Bond	3,113.10
Institutional Class	20.15
	$ 3,340

* Annualized

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7. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $ 137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $58.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 2,714	$ 5,369
Class T	838	2,156
Class B	165	385
Class C	429	714
Investment Grade Bond	124,681	384,500
Institutional Class	518	1,285
Total	$ 129,345	$ 394,409

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	4,025	12,007	$ 28,431	$ 77,884
Issued in exchange for shares of Capital One Total Return Bond Fund	-	5,452	-	33,750
Reinvestment of distributions	238	589	1,687	3,815
Shares redeemed	(4,629)	(8,595)	(32,694)	(56,322)
Net increase (decrease)	(366)	9,453	$ (2,576)	$ 59,127
Class T
Shares sold	1,416	2,526	$ 9,986	$ 16,379
Reinvestment of distributions	110	317	777	2,049
Shares redeemed	(1,883)	(3,788)	(13,272)	(24,703)
Net increase (decrease)	(357)	(945)	$ (2,509)	$ (6,275)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class B
Shares sold	330	866	$ 2,332	$ 5,609
Reinvestment of distributions	18	46	128	299
Shares redeemed	(410)	(629)	(2,899)	(4,088)
Net increase (decrease)	(62)	283	$ (439)	$ 1,820
Class C
Shares sold	935	2,885	$ 6,583	$ 18,675
Reinvestment of distributions	44	82	315	536
Shares redeemed	(681)	(1,039)	(4,813)	(6,752)
Net increase (decrease)	298	1,928	$ 2,085	$ 12,459
Investment Grade Bond
Shares sold	159,220	391,488	$ 1,124,464	$ 2,540,236
Reinvestment of distributions	16,628	55,275	117,757	356,433
Shares redeemed	(130,613)	(1,008,022)	(920,858)	(6,466,380)
Net increase (decrease)	45,235	(561,259)	$ 321,363	$ (3,569,711)
Institutional Class
Shares sold	658	1,621	$ 4,649	$ 10,522
Reinvestment of distributions	60	166	423	1,078
Shares redeemed	(986)	(2,764)	(6,945)	(17,757)
Net increase (decrease)	(268)	(977)	$ (1,873)	$ (6,157)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

14. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Investment Grade Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Investment Grade Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) of the fund was in the third quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each class's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-USAN-0410
1.784860.106

Fidelity®

Series Investment Grade Bond

Fund

Series Investment Grade Bond

Class F

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,046.80	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,047.20	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations†† 63.7%	U.S. Government and U.S. Government Agency Obligations†† 63.1%
AAA 8.7%	AAA 8.7%
AA 3.7%	AA 3.1%
A 9.1%	A 9.3%
BBB 12.6%	BBB 17.3%
BB and Below 2.5%	BB and Below 3.3%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets† (0.3)%	Short-Term Investments and Net Other Assets† (4.9)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	5.9	5.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	4.0	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 25.7%		Corporate Bonds 30.9%
	U.S. Government and U.S. Government Agency Obligations†† 63.7%		U.S. Government and U.S. Government Agency Obligations†† 63.1%
	Asset-Backed Securities 3.4%		Asset-Backed Securities 2.9%
	CMOs and Other Mortgage Related Securities 7.2%		CMOs and Other Mortgage Related Securities 7.7%
	Municipal Bonds 0.2%		Municipal Bonds 0.3%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets† (0.3)%		Short-Term Investments and Net Other Assets† (4.9)%
* Foreign investments	3.8%	** Foreign investments	5.3%
* Futures and Swaps	(0.1)%	** Futures and Swaps	0.3%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 1,034,000	$ 1,045,101
5.75% 9/8/11	3,911,000	4,144,452
5.875% 3/15/11	3,192,000	3,324,653
		8,514,206
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	6,191,279
Trustees of Princeton Univ 5.7% 3/1/39	8,900,000	9,465,417
		15,656,696
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,635,000	1,774,273
Household Durables - 0.2%
Fortune Brands, Inc.:
3% 6/1/12	4,835,000	4,856,264
5.125% 1/15/11	3,361,000	3,468,334
5.375% 1/15/16	6,000,000	6,197,196
5.875% 1/15/36	7,125,000	6,264,435
6.375% 6/15/14	12,000,000	13,066,464
		33,852,693
Media - 1.5%
AOL Time Warner, Inc.:
6.75% 4/15/11	12,847,000	13,589,942
6.875% 5/1/12	1,706,000	1,882,288
Comcast Cable Communications, Inc. 6.75% 1/30/11	357,000	374,687
Comcast Corp.:
4.95% 6/15/16	7,822,000	8,145,627
5.5% 3/15/11	267,000	278,935
5.7% 5/15/18	6,074,000	6,451,912
5.9% 3/15/16	3,813,000	4,156,734
6.4% 3/1/40	9,536,000	9,702,632
6.45% 3/15/37	9,234,000	9,473,225
6.55% 7/1/39	10,000,000	10,441,400
COX Communications, Inc.:
4.625% 6/1/13	3,122,000	3,310,328
6.25% 6/1/18 (d)	8,906,000	9,593,704
Liberty Media Corp.:
5.7% 5/15/13	3,485,000	3,415,300
8.25% 2/1/30	7,833,000	7,049,700
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	2,896,117
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
4.75% 3/15/10	$ 170,000	$ 170,072
5.3% 12/15/14	612,000	673,223
6.15% 3/1/37	5,610,000	5,617,388
6.2% 12/15/34	7,989,000	8,048,710
6.9% 3/1/19	9,855,000	11,320,764
Time Warner Cable, Inc.:
5% 2/1/20	13,698,000	13,567,691
5.4% 7/2/12	1,708,000	1,832,824
5.85% 5/1/17	17,523,000	18,841,991
6.2% 7/1/13	1,624,000	1,797,060
6.75% 7/1/18	22,463,000	25,123,271
Time Warner, Inc.:
5.875% 11/15/16	3,002,000	3,294,077
6.5% 11/15/36	8,223,000	8,709,119
Viacom, Inc.:
6.125% 10/5/17	15,798,000	17,343,882
6.25% 4/30/16	6,675,000	7,459,025
6.75% 10/5/37	3,475,000	3,649,942
		218,211,570
TOTAL CONSUMER DISCRETIONARY		278,009,438
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	9,087,000	9,855,906
7.2% 1/15/14 (d)	8,300,000	9,525,910
7.75% 1/15/19 (d)	14,500,000	17,453,534
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,331,898
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,138,424
FBG Finance Ltd. 5.125% 6/15/15 (d)	9,570,000	10,174,556
		51,480,228
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.5556% 6/1/10 (h)	1,605,000	1,605,587
6.036% 12/10/28	1,560,958	1,559,007
6.302% 6/1/37 (h)	10,706,000	9,795,990
		12,960,584
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (d)	$ 2,169,000	$ 2,358,970
General Mills, Inc.:
5.2% 3/17/15	2,184,000	2,384,745
5.65% 2/15/19	4,179,000	4,501,021
Kraft Foods, Inc.:
5.375% 2/10/20	14,630,000	15,135,979
5.625% 11/1/11	4,500,000	4,778,532
6% 2/11/13	4,100,000	4,526,503
6.125% 2/1/18	2,333,000	2,559,511
6.25% 6/1/12	5,918,000	6,443,228
6.75% 2/19/14	1,258,000	1,428,785
		44,117,274
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,251,000	1,334,469
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,577,000	5,669,324
9.7% 11/10/18	30,842,000	38,785,820
9.95% 11/10/38	5,667,000	7,502,677
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,907,048
5.65% 5/16/18	2,251,000	2,433,171
Reynolds American, Inc.:
6.75% 6/15/17	8,242,000	8,894,313
7.25% 6/15/37	16,364,000	16,897,123
		84,089,476
TOTAL CONSUMER STAPLES		193,982,031
ENERGY - 2.6%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	5,845,000	6,321,560
DCP Midstream LLC:
6.75% 9/15/37 (d)	2,991,000	3,113,691
9.75% 3/15/19 (d)	5,487,000	6,952,836
Transocean Ltd.:
5.25% 3/15/13	5,583,000	6,030,288
6% 3/15/18	2,050,000	2,221,860
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 1,218,000	$ 1,301,736
5.15% 3/15/13	6,131,000	6,522,569
9.625% 3/1/19	8,627,000	10,991,169
		43,455,709
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Finance Co. 6.75% 5/1/11	3,007,000	3,179,533
Anadarko Petroleum Corp.:
5.95% 9/15/16	10,643,000	11,636,907
6.45% 9/15/36	5,255,000	5,509,368
BW Group Ltd. 6.625% 6/28/17 (d)	2,067,000	1,919,811
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,144,000	3,384,623
5.7% 5/15/17	3,750,000	4,051,864
Cenovus Energy, Inc.:
5.7% 10/15/19 (d)	3,830,000	4,040,558
6.75% 11/15/39 (d)	3,977,000	4,370,051
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,940,043
5.75% 2/1/19	12,956,000	14,223,317
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	215,519	220,152
Devon Energy Corp. 6.3% 1/15/19	3,000,000	3,381,684
Duke Capital LLC 6.25% 2/15/13	699,000	763,871
Duke Energy Field Services:
5.375% 10/15/15 (d)	855,000	920,570
6.45% 11/3/36 (d)	10,500,000	10,525,431
6.875% 2/1/11	2,787,000	2,930,742
7.875% 8/16/10	4,377,000	4,514,503
El Paso Natural Gas Co. 5.95% 4/15/17	653,000	690,004
Enbridge Energy Partners LP:
5.875% 12/15/16	1,262,000	1,366,745
6.5% 4/15/18	1,657,000	1,824,180
EnCana Corp.:
4.75% 10/15/13	930,000	1,002,875
6.3% 11/1/11	2,412,000	2,600,515
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,018,000	2,242,157
Enterprise Products Operating LP:
5.6% 10/15/14	1,367,000	1,489,558
5.65% 4/1/13	487,000	530,246
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	2,700,000	2,881,640
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	$ 8,929,000	$ 10,126,281
Lukoil International Finance BV 6.656% 6/7/22 (d)	793,000	761,280
Magellan Midstream Partners LP 6.55% 7/15/19	12,859,000	14,242,963
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	5,128,000	5,397,112
6.85% 1/15/40 (d)	19,290,000	20,844,870
Nakilat, Inc. 6.067% 12/31/33 (d)	12,062,000	10,739,767
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	2,454,000	2,284,527
Nexen, Inc.:
5.05% 11/20/13	3,550,000	3,820,506
5.2% 3/10/15	635,000	675,482
5.875% 3/10/35	4,330,000	4,131,093
6.4% 5/15/37	5,410,000	5,465,231
NGPL PipeCo LLC 6.514% 12/15/12 (d)	4,388,000	4,836,594
Pemex Project Funding Master Trust:
0.8553% 12/3/12 (d)(h)	4,867,000	4,793,995
1.5536% 6/15/10 (d)(h)	871,000	871,000
Petro-Canada:
6.05% 5/15/18	2,920,000	3,160,050
6.8% 5/15/38	4,427,000	4,866,654
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,915,000	15,044,775
6.875% 1/20/40	11,550,000	11,764,726
7.875% 3/15/19	13,538,000	15,568,700
Petroleum Export Ltd. 4.633% 6/15/10 (d)	38,444	38,115
Plains All American Pipeline LP:
6.125% 1/15/17	5,000,000	5,421,195
7.75% 10/15/12	1,648,000	1,861,063
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	1,878,300	2,046,639
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	6,290,000	6,555,186
5.5% 9/30/14 (d)	8,791,000	9,274,505
5.832% 9/30/16 (d)	871,000	920,691
6.75% 9/30/19 (d)	5,754,000	6,279,053
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,901,000	2,110,078
Spectra Energy Capital, LLC 5.65% 3/1/20	14,234,000	14,659,910
Suncor Energy, Inc.:
6.1% 6/1/18	8,697,000	9,450,552
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.: - continued
6.5% 6/15/38	$ 1,052,000	$ 1,105,777
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	4,615,791
Texas Eastern Transmission LP 6% 9/15/17 (d)	12,691,000	13,953,488
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	1,656,000	1,556,276
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,110,920
XTO Energy, Inc.:
5% 1/31/15	1,222,000	1,334,492
5.65% 4/1/16	839,000	940,042
6.25% 8/1/17	4,098,000	4,679,437
		341,449,764
TOTAL ENERGY		384,905,473
FINANCIALS - 10.7%
Capital Markets - 2.1%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (h)	1,635,000	1,635,664
4.5% 10/28/10	1,281,000	1,313,651
5.3% 10/30/15	818,000	869,390
5.35% 2/1/12	1,034,000	1,105,762
6.95% 8/10/12	9,796,000	10,910,168
BlackRock, Inc. 6.25% 9/15/17	8,078,000	8,943,453
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,126,000	4,445,955
5.95% 1/18/18	6,982,000	7,327,616
6.15% 4/1/18	7,759,000	8,195,917
6.6% 1/15/12	1,160,000	1,258,918
6.75% 10/1/37	2,875,000	2,787,499
6.875% 1/15/11	95,000	99,829
7.5% 2/15/19	33,996,000	38,908,252
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	4,379,000	4,423,635
6.5% 6/15/12	2,916,000	2,921,500
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,416,185
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	37,100,354
Lazard Group LLC:
6.85% 6/15/17	4,815,000	4,890,437
7.125% 5/15/15	7,698,000	8,190,295
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	$ 21,968,000	$ 23,286,739
6.4% 8/28/17	629,000	654,889
6.875% 4/25/18	12,873,000	13,563,624
Morgan Stanley:
0.4994% 1/9/12 (h)	3,083,000	3,024,176
0.5494% 1/9/14 (h)	21,194,000	20,249,786
4.75% 4/1/14	555,000	564,150
5.05% 1/21/11	2,128,000	2,203,263
5.25% 11/2/12	158,000	168,876
5.45% 1/9/17	599,000	610,385
5.625% 9/23/19	13,500,000	13,385,088
5.95% 12/28/17	1,521,000	1,567,711
6% 5/13/14	19,250,000	20,821,262
6.6% 4/1/12	3,997,000	4,348,029
6.625% 4/1/18	7,475,000	7,953,273
6.75% 4/15/11	584,000	616,994
7.3% 5/13/19	22,127,000	24,466,134
Northern Trust Corp. 5.5% 8/15/13	763,000	839,824
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	634,000	646,104
The Bank of New York, Inc.:
4.95% 1/14/11	86,000	89,198
4.95% 11/1/12	2,701,000	2,931,525
UBS AG Stamford Branch:
3.875% 1/15/15	20,000,000	20,004,680
5.75% 4/25/18	6,739,000	6,951,386
		315,691,576
Commercial Banks - 2.0%
American Express Centurion Bank 5.2% 11/26/10	589,000	606,963
Bank of America NA:
5.3% 3/15/17	15,675,000	15,421,488
6% 10/15/36	3,342,000	3,049,120
Bank One Corp. 5.25% 1/30/13	6,298,000	6,792,311
Barclays Bank PLC:
5% 9/22/16	18,775,000	19,168,111
5.125% 1/8/20	16,380,000	16,083,309
BB&T Capital Trust IV 6.82% 6/12/77 (h)	500,000	437,500
BB&T Corp. 6.5% 8/1/11	869,000	924,605
Chase Manhattan Corp. 7.875% 6/15/10	1,440,000	1,467,887
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse (Guernsey) Ltd. 5.86% (h)	$ 5,543,000	$ 4,821,800
Credit Suisse New York Branch 6% 2/15/18	23,160,000	24,330,205
Credit Suisse New York Branch 5% 5/15/13	8,253,000	8,878,544
Credit Suisse New York Branch:
5.4% 1/14/20	12,720,000	12,775,434
5.5% 5/1/14	5,930,000	6,478,116
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(h)	3,783,236	3,594,074
Discover Bank 8.7% 11/18/19	15,765,000	17,009,142
Export-Import Bank of Korea:
5.125% 2/14/11	2,041,000	2,101,191
5.25% 2/10/14 (d)	3,328,000	3,534,925
5.5% 10/17/12	1,577,000	1,691,487
Fifth Third Bancorp:
4.5% 6/1/18	1,539,000	1,375,360
8.25% 3/1/38	7,658,000	7,888,054
HBOS PLC 6.75% 5/21/18 (d)	4,594,000	4,238,470
HSBC Holdings PLC:
0.4544% 10/6/16 (h)	932,000	895,541
6.5% 5/2/36	4,703,000	4,845,741
6.5% 9/15/37	2,054,000	2,107,322
JPMorgan Chase Bank 6% 10/1/17	1,359,000	1,460,857
KeyBank NA:
5.8% 7/1/14	3,726,000	3,805,967
7% 2/1/11	786,000	823,178
Korea Development Bank:
4.625% 9/16/10	1,189,000	1,206,768
5.75% 9/10/13	2,804,000	3,028,934
Lloyds TSB Bank PLC 5.8% 1/13/20 (d)	11,440,000	11,069,950
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(h)	397,000	370,505
PNC Funding Corp.:
0.3888% 1/31/12 (h)	5,392,000	5,316,733
3.625% 2/8/15	9,127,000	9,178,294
6.7% 6/10/19	11,500,000	12,941,502
Regions Bank 6.45% 6/26/37	1,312,000	1,031,749
Regions Financial Corp. 7.75% 11/10/14	7,740,000	7,962,873
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (d)(h)	922,811	887,117
5.805% 6/20/16 (d)(h)	4,639,000	4,577,556
Standard Chartered Bank 6.4% 9/26/17 (d)	3,597,000	3,853,962
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	$ 2,050,000	$ 2,028,940
Union Planters Corp. 7.75% 3/1/11	419,000	421,788
UnionBanCal Corp. 5.25% 12/16/13	463,000	487,396
US Bancorp 4.2% 5/15/14	13,800,000	14,562,892
Wachovia Bank NA:
4.875% 2/1/15	913,000	949,097
5.85% 2/1/37	7,795,000	7,267,684
Wachovia Corp.:
0.3789% 4/23/12 (h)	507,000	501,064
0.3813% 10/15/11 (h)	3,062,000	3,045,725
4.875% 2/15/14	734,000	764,872
5.625% 10/15/16	12,375,000	12,809,486
5.75% 6/15/17	2,050,000	2,164,009
5.75% 2/1/18	4,000,000	4,219,496
Wells Fargo & Co.:
3.75% 10/1/14	5,000,000	5,060,310
5.625% 12/11/17	4,685,000	4,936,036
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,454,752
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	376,000	397,379
7.55% 6/21/10	1,757,000	1,793,460
		303,897,031
Consumer Finance - 1.2%
Capital One Bank USA NA 8.8% 7/15/19	8,200,000	9,853,776
Capital One Financial Corp.:
5.7% 9/15/11	6,468,000	6,798,935
7.375% 5/23/14	8,890,000	10,190,980
Discover Financial Services:
0.7843% 6/11/10 (h)	1,679,000	1,674,243
6.45% 6/12/17	15,109,000	14,614,150
10.25% 7/15/19	13,563,000	16,049,423
General Electric Capital Corp.:
5.625% 9/15/17	3,505,000	3,668,904
5.625% 5/1/18	10,000,000	10,283,090
5.875% 1/14/38	3,000,000	2,785,179
5.9% 5/13/14	28,973,000	31,792,536
6% 8/7/19	22,000,000	23,017,632
6.375% 11/15/67 (h)	10,755,000	9,571,950
Household Finance Corp. 6.375% 10/15/11	2,275,000	2,421,064
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp.:
5.25% 1/14/11	$ 1,539,000	$ 1,588,642
5.25% 1/15/14	683,000	724,289
5.9% 6/19/12	10,000,000	10,727,470
MBNA America Bank NA 7.125% 11/15/12 (d)	450,000	495,088
MBNA Corp. 7.5% 3/15/12	1,043,000	1,141,006
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,001,000	4,002,000
ORIX Corp. 5.48% 11/22/11	269,000	276,138
SLM Corp.:
0.4536% 3/15/11 (h)	542,000	521,719
0.4789% 10/25/11 (h)	10,097,000	9,519,128
0.5489% 1/27/14 (h)	918,000	762,696
5.375% 1/15/13	2,851,000	2,715,663
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	358,987	375,249
		175,570,950
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17	6,722,000	6,807,067
BP Capital Markets PLC 5.25% 11/7/13	1,942,000	2,145,452
Citigroup, Inc.:
0.34% 5/18/11 (h)	1,965,000	1,946,429
5.3% 10/17/12	7,150,000	7,511,668
5.5% 4/11/13	26,194,000	27,418,465
6.125% 5/15/18	24,224,000	24,305,514
6.5% 1/18/11	1,364,000	1,419,775
6.5% 8/19/13	14,228,000	15,304,263
8.5% 5/22/19	9,250,000	10,674,102
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	3,921,000	4,288,931
International Lease Finance Corp.:
5.4% 2/15/12	2,002,000	1,843,177
5.65% 6/1/14	4,670,000	3,964,629
6.375% 3/25/13	8,051,000	7,090,967
6.625% 11/15/13	1,902,000	1,673,760
JPMorgan Chase & Co.:
4.75% 5/1/13	10,000,000	10,738,360
4.891% 9/1/15 (h)	3,990,000	4,026,038
5.6% 6/1/11	1,495,000	1,581,481
5.75% 1/2/13	1,550,000	1,685,354
6% 1/15/18	10,000,000	10,830,650
6.3% 4/23/19	10,326,000	11,450,997
6.75% 2/1/11	392,000	412,559
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	$ 6,106,000	$ 5,419,130
5.35% 4/15/12 (d)	1,620,000	1,598,397
5.5% 1/15/14 (d)	4,474,000	4,272,800
5.7% 4/15/17 (d)	1,185,000	1,049,354
TECO Finance, Inc. 7% 5/1/12	7,905,000	8,584,664
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	862,000	886,358
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	2,263,000	2,313,958
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	7,307,000	6,576,300
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	2,103,000	1,907,337
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	1,824,000	1,641,600
		191,369,536
Insurance - 1.5%
Allstate Corp.:
6.2% 5/16/14	7,894,000	8,885,044
7.45% 5/16/19	7,609,000	8,936,375
Assurant, Inc.:
5.625% 2/15/14	4,837,000	5,041,702
6.75% 2/15/34	1,374,000	1,284,185
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,173,096
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	10,095,000	9,085,500
Jackson National Life Global Funding 5.375% 5/8/13 (d)	526,000	561,631
Liberty Mutual Group, Inc.:
6.5% 3/15/35 (d)	416,000	353,655
6.7% 8/15/16 (d)	6,494,000	6,691,255
10.75% 6/15/88 (d)(h)	3,501,000	3,781,080
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,434,000	5,544,269
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	9,000,000	11,113,146
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(h)	12,275,000	12,139,975
MetLife, Inc.:
5% 6/15/15	813,000	857,921
6.125% 12/1/11	1,143,000	1,232,325
6.75% 6/1/16	9,220,000	10,243,180
7.717% 2/15/19	3,425,000	3,982,402
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	2,306,000	2,340,426
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 11/9/11 (d)	$ 3,091,000	$ 3,243,494
5.125% 4/10/13 (d)	5,256,000	5,676,974
5.125% 6/10/14 (d)	8,554,000	9,180,110
Monumental Global Funding II 5.65% 7/14/11 (d)	4,531,000	4,744,872
Monumental Global Funding III 5.5% 4/22/13 (d)	1,539,000	1,640,394
New York Life Global Funding 4.65% 5/9/13 (d)	3,983,000	4,257,441
New York Life Insurance Co. 6.75% 11/15/39 (d)	7,765,000	8,366,741
Pacific Life Global Funding 5.15% 4/15/13 (d)	8,660,000	9,179,998
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	15,690,000	18,760,784
Pacific LifeCorp 6% 2/10/20 (d)	3,802,000	3,771,094
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,859,168
4.75% 9/17/15	13,500,000	13,960,836
5.15% 1/15/13	1,514,000	1,611,898
5.4% 6/13/35	1,034,000	921,749
5.5% 3/15/16	974,000	1,024,538
5.7% 12/14/36	873,000	817,305
6.2% 1/15/15	1,390,000	1,529,548
7.375% 6/15/19	3,820,000	4,392,480
8.875% 6/15/38 (h)	1,338,000	1,436,678
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	10,034,000	9,187,181
Symetra Financial Corp. 6.125% 4/1/16 (d)	7,887,000	7,694,920
The Chubb Corp. 5.75% 5/15/18	1,125,000	1,226,157
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	873,000	880,249
		225,611,776
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,346,250
5.375% 4/15/14	2,899,000	3,061,538
5.5% 1/15/12	3,780,000	3,987,556
6.125% 11/1/12	2,564,000	2,783,248
6.625% 9/15/11	349,000	371,993
Camden Property Trust:
5.375% 12/15/13	459,000	481,777
5.875% 11/30/12	4,706,000	4,935,413
Developers Diversified Realty Corp.:
4.625% 8/1/10	4,775,000	4,770,621
5% 5/3/10	4,370,000	4,372,202
5.25% 4/15/11	5,061,000	5,043,772
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 3,148,000	$ 3,107,221
Duke Realty LP:
4.625% 5/15/13	587,000	594,264
5.875% 8/15/12	824,000	862,676
Equity One, Inc.:
6% 9/15/17	3,410,000	3,190,304
6.25% 12/15/14	7,388,000	7,618,040
6.25% 1/15/17	2,204,000	2,169,183
Equity Residential 5.125% 3/15/16	8,850,000	9,037,381
Federal Realty Investment Trust:
5.4% 12/1/13	3,623,000	3,818,048
5.9% 4/1/20	3,817,000	3,835,734
6% 7/15/12	3,426,000	3,670,695
6.2% 1/15/17	1,491,000	1,536,845
HRPT Properties Trust:
5.75% 11/1/15	1,821,000	1,839,854
6.25% 6/15/17	861,000	838,147
6.65% 1/15/18	3,097,000	3,058,222
Liberty Property Trust 8.5% 8/1/10	7,325,000	7,473,566
UDR, Inc. 5.5% 4/1/14	13,876,000	14,320,652
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,494,000	1,505,135
Washington (REIT) 5.95% 6/15/11	6,913,000	7,114,134
		110,744,471
Real Estate Management & Development - 1.5%
AMB Property LP:
5.9% 8/15/13	5,754,000	6,010,065
6.3% 6/1/13	4,012,000	4,271,781
Arden Realty LP 5.2% 9/1/11	937,000	981,364
Brandywine Operating Partnership LP:
5.625% 12/15/10	12,648,000	12,889,526
5.7% 5/1/17	4,645,000	4,375,948
5.75% 4/1/12	4,335,000	4,465,813
Colonial Properties Trust:
4.8% 4/1/11	333,000	327,633
5.5% 10/1/15	12,454,000	11,680,706
6.875% 8/15/12	2,050,000	2,106,375
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,680,691
Duke Realty LP:
5.4% 8/15/14	6,098,000	6,194,446
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.5% 3/1/16	$ 10,207,000	$ 10,076,136
5.625% 8/15/11	4,901,000	5,093,761
5.95% 2/15/17	8,408,000	8,266,258
6.25% 5/15/13	9,106,000	9,614,393
6.5% 1/15/18	12,019,000	11,974,758
8.25% 8/15/19	4,850,000	5,319,815
ERP Operating LP:
5.375% 8/1/16	4,297,000	4,430,761
5.5% 10/1/12	5,433,000	5,810,240
5.75% 6/15/17	16,162,000	16,743,622
6.625% 3/15/12	968,000	1,048,173
Liberty Property LP:
5.125% 3/2/15	593,000	590,396
5.5% 12/15/16	3,772,000	3,700,125
6.375% 8/15/12	4,758,000	5,092,259
6.625% 10/1/17	10,980,000	11,227,401
Mack-Cali Realty LP:
5.05% 4/15/10	4,381,000	4,393,197
7.75% 2/15/11	2,055,000	2,158,403
Post Apartment Homes LP:
5.45% 6/1/12	947,000	950,442
6.3% 6/1/13	6,412,000	6,666,928
Reckson Operating Partnership LP:
5.15% 1/15/11	1,423,000	1,430,683
6% 3/31/16	1,066,000	1,022,499
Regency Centers LP:
4.95% 4/15/14	427,000	410,163
5.25% 8/1/15	1,490,000	1,509,401
5.875% 6/15/17	738,000	734,503
6.75% 1/15/12	5,098,000	5,405,129
Simon Property Group LP:
4.2% 2/1/15	5,265,000	5,327,717
4.6% 6/15/10	2,246,000	2,267,984
4.875% 8/15/10	471,000	478,451
5.1% 6/15/15	6,421,000	6,697,071
5.3% 5/30/13	186,000	198,389
6.75% 2/1/40	12,721,000	12,784,885
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP 6.15% 11/15/15	$ 7,110,000	$ 7,356,447
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (d)	8,000,000	8,621,336
		224,386,074
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13	2,479,000	2,603,726
5.65% 5/1/18	21,641,000	21,586,681
6.5% 8/1/16	11,950,000	12,845,784
7.375% 5/15/14	2,137,000	2,402,971
7.625% 6/1/19	9,325,000	10,545,214
Countrywide Financial Corp. 5.8% 6/7/12	5,038,000	5,365,153
Countrywide Home Loans, Inc. 4% 3/22/11	4,053,000	4,174,558
Independence Community Bank Corp.:
2.0706% 4/1/14 (h)	5,580,000	5,508,983
4.9% 9/23/10	1,185,000	1,210,359
		66,243,429
TOTAL FINANCIALS		1,613,514,843
HEALTH CARE - 0.4%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,066,000	2,292,091
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,156,849
6.3% 8/15/14	2,529,000	2,578,864
Express Scripts, Inc.:
5.25% 6/15/12	8,958,000	9,597,736
6.25% 6/15/14	5,305,000	5,938,523
7.25% 6/15/19	3,435,000	3,997,509
		23,269,481
Pharmaceuticals - 0.2%
AstraZeneca PLC 5.9% 9/15/17	2,009,000	2,275,651
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,050,000	2,223,914
Eli Lilly & Co. 4.2% 3/6/14	4,896,000	5,203,831
Novartis Capital Corp. 4.125% 2/10/14	2,049,000	2,183,912
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,281,950
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holdings, Inc. 5% 3/1/14 (d)	$ 4,153,000	$ 4,497,649
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	669,000	728,849
		28,395,756
TOTAL HEALTH CARE		53,957,328
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (d)	9,485,000	10,410,651
6.4% 12/15/11 (d)	1,011,000	1,088,451
Bombardier, Inc. 6.3% 5/1/14 (d)	5,136,000	5,277,240
United Technologies Corp. 6.125% 2/1/19	2,251,000	2,539,781
		19,316,123
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	472,074	469,714
Continental Airlines, Inc.:
6.545% 8/2/20	1,070,671	1,073,348
6.648% 3/15/19	2,078,083	2,005,350
6.795% 2/2/20	609,967	558,119
6.82% 5/1/18	154,725	145,054
6.9% 7/2/19	582,957	577,856
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,429,500	5,212,320
7.57% 11/18/10	17,649,000	17,935,796
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,834,528	3,230,590
8.36% 7/20/20	9,301,122	8,580,285
		39,788,432
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.15% 10/15/10	2,615,000	2,684,975
5.45% 10/15/12	635,000	697,291
6% 10/15/17	2,048,000	2,261,772
General Electric Co. 5.25% 12/6/17	8,512,000	8,932,535
		14,576,573
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	427,000	445,141
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	$ 406,000	$ 398,978
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,599,000	2,521,030
TOTAL INDUSTRIALS		77,046,277
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	7,739,000	7,732,507
5.5% 1/15/40	7,739,000	7,506,760
		15,239,267
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	6,150,000	6,668,654
6% 10/1/12	2,709,000	2,932,493
6.55% 10/1/17	5,245,000	5,772,096
		15,373,243
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,120,000	1,192,288
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (h)	2,617,000	2,612,970
TOTAL INFORMATION TECHNOLOGY		34,417,768
MATERIALS - 1.0%
Chemicals - 0.5%
Dow Chemical Co.:
4.85% 8/15/12	11,300,000	12,028,308
7.6% 5/15/14	17,131,000	19,570,403
8.55% 5/15/19	19,612,000	23,709,202
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	10,889,000	11,003,106
Lubrizol Corp. 8.875% 2/1/19	3,259,000	4,106,930
		70,417,949
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,281,000	1,365,915
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	$ 1,197,000	$ 1,285,287
6.4% 1/15/18	1,222,000	1,313,975
		2,599,262
Metals & Mining - 0.5%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	6,996,000	8,449,818
9.375% 4/8/19 (d)	14,928,000	19,094,300
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,381,000	1,482,466
5.5% 4/1/14	8,490,000	9,395,212
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,818,000	3,117,652
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,264,000	7,988,642
6.5% 7/15/18	12,136,000	13,682,940
7.125% 7/15/28	7,314,000	8,318,797
8.95% 5/1/14	7,660,000	9,295,035
Vale Overseas Ltd. 6.25% 1/23/17	1,623,000	1,718,294
		82,543,156
TOTAL MATERIALS		156,926,282
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	1,806,000	2,096,762
AT&T, Inc.:
5.8% 2/15/19	26,142,000	27,960,385
6.3% 1/15/38	5,000,000	5,092,215
6.7% 11/15/13	820,000	934,064
6.8% 5/15/36	7,223,000	7,721,235
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,434,000	5,120,831
British Telecommunications PLC 9.125% 12/15/10 (c)	3,533,000	3,753,802
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,579,000	4,935,649
5.875% 8/20/13	4,299,000	4,721,867
France Telecom SA 7.75% 3/1/11 (c)	2,286,000	2,439,112
SBC Communications, Inc.:
5.1% 9/15/14	1,516,000	1,650,456
5.875% 2/1/12	1,911,000	2,059,766
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.: - continued
5.875% 8/15/12	$ 683,000	$ 749,131
Sprint Capital Corp.:
6.875% 11/15/28	4,047,000	3,065,603
7.625% 1/30/11	4,772,000	4,867,440
Telecom Italia Capital SA:
4.875% 10/1/10	2,769,000	2,823,823
4.95% 9/30/14	6,856,000	7,156,814
5.25% 10/1/15	4,673,000	4,904,388
6.999% 6/4/18	4,029,000	4,418,439
7.175% 6/18/19	15,000,000	16,562,370
7.2% 7/18/36	6,429,000	6,717,309
Telefonica Emisiones SAU:
5.855% 2/4/13	1,120,000	1,224,439
5.877% 7/15/19	8,985,000	9,483,389
6.221% 7/3/17	4,604,000	5,080,919
6.421% 6/20/16	753,000	842,741
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,311,790
6.1% 4/15/18	20,485,000	22,439,576
6.35% 4/1/19	7,155,000	7,939,116
6.4% 2/15/38	7,002,000	7,330,205
6.9% 4/15/38	8,370,000	9,300,694
Verizon New England, Inc. 6.5% 9/15/11	1,004,000	1,069,267
Verizon New York, Inc. 6.875% 4/1/12	1,855,000	2,033,488
		189,807,085
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	11,863,000	12,401,616
5.875% 10/1/19 (d)	11,566,000	12,128,096
Sprint Nextel Corp. 6% 12/1/16	9,496,000	8,214,040
Verizon Wireless Capital LLC 5.55% 2/1/14	11,660,000	12,842,919
Vodafone Group PLC:
5% 12/16/13	1,605,000	1,727,890
5.5% 6/15/11	4,818,000	5,083,120
5.625% 2/27/17	2,868,000	3,078,494
		55,476,175
TOTAL TELECOMMUNICATION SERVICES		245,283,260
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 2.3%
Electric Utilities - 1.1%
AmerenUE 6.4% 6/15/17	$ 3,790,000	$ 4,197,205
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,284,000	3,653,828
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,585,000	8,264,138
Commonwealth Edison Co.:
5.4% 12/15/11	8,566,000	9,164,686
5.8% 3/15/18	6,260,000	6,793,339
Duke Energy Carolinas LLC 5.25% 1/15/18	1,743,000	1,859,265
EDP Finance BV:
4.9% 10/1/19 (d)	9,000,000	8,736,543
6% 2/2/18 (d)	15,876,000	16,645,478
Exelon Corp. 4.9% 6/15/15	19,268,000	20,138,605
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,230,427
6.05% 8/15/21	7,216,000	7,436,406
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,507,019
Illinois Power Co. 6.125% 11/15/17	289,000	312,553
Mid-American Energy Co. 5.65% 7/15/12	796,000	865,398
Nevada Power Co. 6.5% 5/15/18	15,159,000	16,625,967
Oncor Electric Delivery Co. 6.375% 5/1/12	8,891,000	9,656,924
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,137,397
Pepco Holdings, Inc.:
4% 5/15/10	1,559,000	1,569,110
6.45% 8/15/12	2,607,000	2,816,850
7.45% 8/15/32	4,480,000	4,823,374
Potomac Electric Power Co. 7.9% 12/15/38	3,000,000	3,861,027
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	11,570,000	10,008,050
Progress Energy, Inc.:
6% 12/1/39	16,098,000	15,811,440
7.1% 3/1/11	2,365,000	2,494,853
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	3,718,328
Sierra Pacific Power Co. 5.45% 9/1/13	1,091,000	1,183,917
		171,512,127
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,827,000	2,986,799
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,895,000	5,113,224
		8,100,023
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	6,931,000	7,552,295
Exelon Generation Co. LLC 5.35% 1/15/14	10,825,000	11,688,045
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 2,207,000	$ 2,390,110
6.3% 7/15/13	5,310,000	5,881,112
6.5% 5/1/18	6,905,000	7,403,658
PSEG Power LLC 7.75% 4/15/11	1,723,000	1,838,450
		36,753,670
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	319,000	329,680
5.5% 12/1/39	6,181,000	5,978,517
7.5% 9/1/10	401,000	414,425
Dominion Resources, Inc.:
4.75% 12/15/10	2,748,000	2,830,935
5.2% 8/15/19	11,723,000	11,992,395
6.3% 9/30/66 (h)	9,946,000	9,200,050
7.5% 6/30/66 (h)	5,720,000	5,662,800
DTE Energy Co. 7.05% 6/1/11	3,366,000	3,566,617
KeySpan Corp. 7.625% 11/15/10	524,000	548,532
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	8,650,000	9,198,687
5.875% 10/1/12	2,041,000	2,243,251
National Grid PLC 6.3% 8/1/16	18,627,000	20,647,005
NiSource Finance Corp.:
5.25% 9/15/17	590,000	596,180
5.4% 7/15/14	2,156,000	2,295,618
5.45% 9/15/20	4,630,000	4,611,698
6.125% 3/1/22	9,600,000	10,001,136
6.4% 3/15/18	8,370,000	8,987,388
6.8% 1/15/19	6,774,000	7,412,009
7.875% 11/15/10	1,916,000	2,000,220
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	21,665,000	19,985,963
WPS Resources Corp. 6.11% 12/1/66 (h)	617,000	536,790
		129,039,896
TOTAL UTILITIES		345,405,716
TOTAL NONCONVERTIBLE BONDS (Cost $2,940,516,622)		3,383,448,416
U.S. Government and Government Agency Obligations - 34.1%
	Principal Amount	Value
Other Government Related - 0.1%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (e)	$ 16,000,000	$ 16,318,832
U.S. Government Agency Obligations - 2.7%
Fannie Mae:
1% 4/4/12	17,252,000	17,244,927
2.5% 5/15/14	83,962,000	85,132,682
2.75% 3/13/14	62,362,000	63,942,565
4.375% 7/17/13	1,213,000	1,317,155
5% 2/16/12	18,291,000	19,743,982
5% 2/13/17	12,300,000	13,574,403
5.375% 6/12/17	10,250,000	11,533,198
Federal Home Loan Bank:
1.625% 11/21/12	5,080,000	5,107,529
1.625% 3/20/13	2,970,000	2,970,968
3.625% 5/29/13	2,240,000	2,374,676
Freddie Mac:
1.375% 1/9/13	53,130,000	53,060,347
2.125% 3/23/12	53,058,000	54,330,119
2.5% 1/7/14	9,157,000	9,314,070
2.5% 4/23/14	25,290,000	25,634,425
3.75% 3/27/19	15,000,000	14,959,095
4.125% 12/21/12	11,175,000	12,022,434
5.25% 7/18/11	13,288,000	14,139,814
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	523,000	526,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		406,928,869
U.S. Treasury Inflation Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	24,406,672	25,987,653
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	142,460,559	146,101,805
1.375% 7/15/18	60,090,000	60,630,176
2% 4/15/12	4,278,365	4,498,020
2% 1/15/14	116,007,083	123,939,184
2% 7/15/14	208,519,220	223,231,181
2.125% 1/15/19	70,411,600	74,950,800
2.375% 1/15/17	128,498,362	139,672,446
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2.375% 1/15/27	$ 23,567,296	$ 24,600,526
2.625% 7/15/17	36,409,913	40,360,953
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		863,972,744
U.S. Treasury Obligations - 25.5%
U.S. Treasury Bonds:
4.375% 11/15/39	50,000,000	48,515,600
4.5% 5/15/38	37,064,000	36,890,244
4.5% 8/15/39	214,414,000	212,504,429
4.75% 2/15/37	50,000,000	51,960,950
U.S. Treasury Notes:
0.75% 11/30/11	543,368,000	544,047,210
1.375% 10/15/12	288,737,000	290,338,624
1.75% 3/31/14	2,530,000	2,514,780
1.875% 6/15/12	33,930,000	34,627,160
1.875% 4/30/14	100,000,000	99,757,800
2.375% 8/31/14	100,000,000	101,304,700
2.375% 2/28/15	150,000,000	150,469,500
2.625% 7/31/14	1,375,000,000	1,408,837,364
2.625% 12/31/14	348,703,000	355,023,242
3.375% 11/15/19	194,950,000	191,172,844
3.75% 11/15/18	163,194,000	166,725,681
4% 8/15/18	131,359,000	137,085,464
TOTAL U.S. TREASURY OBLIGATIONS		3,831,775,592
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,086,774,128)		5,118,996,037
U.S. Government Agency - Mortgage Securities - 7.4%

Fannie Mae - 6.1%
2.22% 4/1/36 (h)	5,073,407	5,184,459
2.367% 1/1/35 (h)	2,818,293	2,884,875
2.439% 10/1/33 (h)	72,041	73,701
2.494% 7/1/35 (h)	81,652	83,485
2.571% 12/1/34 (h)	269,558	275,294
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.593% 2/1/33 (h)	$ 170,047	$ 173,734
2.6% 10/1/33 (h)	188,761	192,680
2.787% 8/1/35 (h)	857,341	890,828
2.788% 7/1/34 (h)	5,067,972	5,243,254
2.799% 10/1/33 (h)	149,430	155,389
2.869% 6/1/34 (h)	867,953	899,456
3.013% 3/1/35 (h)	29,379	30,134
3.047% 7/1/35 (h)	596,679	617,902
3.124% 10/1/35 (h)	419,442	430,752
3.173% 3/1/35 (h)	101,337	104,328
3.265% 9/1/34 (h)	1,780,188	1,835,838
3.358% 7/1/34 (h)	115,406	118,965
3.38% 7/1/35 (h)	730,995	755,378
3.487% 5/1/35 (h)	404,818	419,138
3.495% 7/1/34 (h)	4,676,020	4,835,552
3.518% 4/1/35 (h)	3,915,450	4,068,211
3.569% 7/1/35 (h)	5,514,528	5,648,504
3.655% 2/1/35 (h)	4,210,956	4,326,894
3.682% 2/1/34 (h)	53,260	55,238
3.704% 11/1/36 (h)	1,240,711	1,285,832
3.727% 11/1/36 (h)	1,512,068	1,571,919
3.739% 3/1/34 (h)	171,293	176,457
3.951% 9/1/35 (h)	7,448,783	7,726,951
3.999% 9/1/36 (h)	1,422,016	1,488,173
4% 7/1/18 to 3/1/24	5,995,410	6,205,378
4% 3/1/25 (f)	24,000,000	24,490,831
4% 3/1/25 (f)	6,000,000	6,122,708
4.058% 8/1/35 (h)	1,168,158	1,201,914
4.06% 3/1/35 (h)	116,580	119,286
4.06% 7/1/35 (h)	423,918	439,823
4.239% 12/1/33 (h)	5,877,106	6,051,705
4.288% 6/1/36 (h)	515,956	534,350
4.372% 10/1/37 (h)	1,733,309	1,802,388
4.424% 3/1/35 (h)	761,461	787,796
4.43% 3/1/35 (h)	277,961	286,899
4.431% 7/1/35 (h)	6,127,993	6,348,852
4.5% 4/1/23 to 2/1/40	116,398,099	117,829,469
4.5% 3/1/25 (f)	3,000,000	3,123,039
4.5% 3/1/25 (f)	7,000,000	7,287,091
4.5% 3/1/40 (f)	22,000,000	22,240,077
4.555% 2/1/35 (h)	1,426,974	1,471,292
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.856% 7/1/35 (h)	$ 13,550,425	$ 14,053,756
5% 5/1/23 to 2/1/40	106,579,469	110,963,076
5% 3/1/25 (f)(g)	7,500,000	7,906,482
5% 3/1/40 (f)(g)	4,000,000	4,145,570
5% 3/1/40 (f)	33,000,000	34,200,956
5% 3/1/40 (f)(g)	16,000,000	16,582,282
5.15% 5/1/35 (h)	2,562,575	2,628,029
5.188% 4/1/36 (h)	6,129,158	6,351,874
5.5% 7/1/16 to 2/1/40	156,405,526	165,975,809
5.5% 1/1/40 (f)(g)	14,000,000	14,927,500
5.5% 1/1/40 (f)(g)	22,000,000	23,457,500
5.5% 3/1/40 (f)(g)	3,000,000	3,158,699
5.5% 3/1/40 (f)(g)	1,000,000	1,052,900
5.5% 3/1/40 (f)(g)	1,600,000	1,684,639
5.515% 7/1/37 (h)	1,406,923	1,460,585
5.734% 9/1/35 (h)	802,071	842,424
6% 5/1/16 to 5/1/38	103,436,103	111,546,135
6% 3/1/40 (f)(g)	10,250,000	10,872,947
6% 3/1/40 (f)(g)	1,000,000	1,060,775
6% 3/1/40 (f)(g)	2,000,000	2,121,551
6% 4/1/40 (f)(g)	10,250,000	10,888,962
6% 5/1/40 (f)(g)	10,250,000	10,872,146
6.5% 4/1/13 to 9/1/38	52,574,243	57,117,398
6.5% 3/1/40 (f)(g)	6,000,000	6,404,548
6.5% 3/1/40 (f)(g)	9,000,000	9,606,821
6.5% 4/1/40 (f)(g)	18,000,000	19,290,987
6.5% 5/1/40 (f)	9,000,000	9,636,352
7% 11/1/11 to 6/1/33	371,546	403,744
7.5% 8/1/13 to 8/1/29	417,947	460,526
8.5% 5/1/21 to 9/1/25	18,847	21,152
9.5% 2/1/25	3,051	3,361
10.5% 8/1/20	4,407	5,219
11% 8/1/15	285	288
12.5% 12/1/13 to 4/1/15	5,648	6,420
TOTAL FANNIE MAE		917,607,632
Freddie Mac - 0.8%
3.018% 3/1/36 (h)	415,337	427,447
3.021% 8/1/35 (h)	5,960,859	6,204,028
3.14% 10/1/34 (h)	3,268,300	3,421,185
3.345% 1/1/35 (h)	1,099,220	1,143,576
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.391% 1/1/36 (h)	$ 1,979,669	$ 2,059,834
3.425% 3/1/35 (h)	597,454	615,318
3.526% 1/1/35 (h)	154,802	159,370
3.852% 3/1/35 (h)	1,275,689	1,322,477
4.021% 6/1/35 (h)	324,956	337,478
4.237% 5/1/35 (h)	1,988,828	2,055,909
4.399% 3/1/33 (h)	38,434	40,368
4.5% 12/1/35	8,466,741	8,639,173
4.554% 4/1/35 (h)	7,887,803	8,176,016
4.731% 7/1/35 (h)	2,374,530	2,446,514
4.875% 4/1/35 (h)	1,498,583	1,540,373
5% 3/1/19 to 9/1/39	16,402,329	17,396,906
5.247% 1/1/36 (h)	25,215,334	26,483,968
5.394% 11/1/35 (h)	659,158	692,322
5.495% 1/1/36 (h)	1,538,779	1,597,059
5.681% 10/1/35 (h)	823,682	865,123
6% 7/1/37	309,913	334,389
6% 3/1/40 (f)	19,250,000	20,606,409
6% 3/1/40 (f)(g)	4,250,000	4,549,467
6% 3/1/40 (f)(g)	6,000,000	6,422,777
6% 3/1/40 (f)(g)	2,000,000	2,140,926
6.5% 3/1/40 (f)	8,500,000	9,170,062
7% 8/1/10 to 7/1/13	40,397	41,725
7.5% 11/1/10 to 1/1/33	175,633	189,896
8.5% 9/1/24 to 8/1/27	17,348	19,684
11.5% 10/1/15	1,068	1,210
TOTAL FREDDIE MAC		129,100,989
Government National Mortgage Association - 0.5%
4% 3/1/40 (f)	6,000,000	5,921,562
4% 3/1/40 (f)	10,000,000	9,869,270
4% 3/1/40 (f)	13,000,000	12,830,051
5.5% 12/20/28 to 12/15/38	20,045,427	21,378,398
5.5% 3/1/40 (f)	2,000,000	2,114,219
5.5% 3/1/40 (f)	3,000,000	3,171,328
5.5% 3/1/40 (f)	1,000,000	1,057,743
5.5% 3/1/40 (f)	1,500,000	1,586,615
6% 3/1/40 (f)	9,000,000	9,600,415
7% 1/15/28 to 11/15/32	3,149,500	3,445,091
7.5% 3/15/28 to 10/15/28	4,261	4,705
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8% 7/15/17 to 10/15/24	$ 789,023	$ 860,516
8.5% 5/15/17 to 10/15/21	22,306	25,029
11% 7/20/19 to 8/20/19	1,119	1,342
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		71,866,284
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,104,915,455)		1,118,574,905
Asset-Backed Securities - 3.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (h)	1,543,111	598,418
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (h)	509,606	1,456
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (h)	166,266	156,781
Class M2, 1.8788% 2/25/34 (h)	420,000	219,807
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (h)	189,791	167,982
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (h)	141,013	3,671
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (h)	139,000	3,568
Class M5, 0.6188% 4/25/36 (h)	90,900	665
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3588% 5/20/13 (h)	1,829,798	1,782,926
Series 2006-A6 Class A6, 0.2588% 9/20/13 (h)	1,154,277	1,124,709
Series 2006-A7 Class A7, 0.2488% 10/20/12 (h)	542,422	528,527
Series 2006-C1 Class C1, 0.7088% 10/20/14 (h)	237,053	5,186
Series 2007-A1 Class A, 0.2788% 1/20/15 (h)	85,223	83,040
Series 2007-A4 Class A4, 0.2588% 4/22/13 (h)	1,452,308	1,415,106
Series 2007-D1 Class D, 1.6288% 1/22/13 (d)(h)	7,316,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7306% 6/15/32 (d)(h)	4,349,338	1,870,215
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(h)	266,724	266,581
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	5,210,000	5,300,438
Class A4, 3% 10/15/15 (d)	9,105,000	9,346,172
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	163,970	164,976
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	$ 1,026,000	$ 997,131
Class E, 6.96% 3/31/16 (d)	2,233,886	2,060,106
Series 2007-2M Class A3, 5.22% 4/8/10	181,085	183,607
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (h)	90,198	57,124
Series 2004-R11 Class M1, 0.8888% 11/25/34 (h)	466,441	155,320
Series 2004-R2 Class M3, 0.7788% 4/25/34 (h)	125,153	13,485
Series 2005-R2 Class M1, 0.6788% 4/25/35 (h)	1,743,000	1,246,414
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (h)	40,480	28,959
Series 2004-W11 Class M2, 0.9288% 11/25/34 (h)	457,000	215,278
Series 2004-W7 Class M1, 0.7788% 5/25/34 (h)	1,310,000	618,744
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (h)	1,231,310	391,159
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (h)	2,253,000	1,278,156
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (h)	228,000	12,138
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(h)	6,174,000	1
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	11,800,000	12,082,642
Class A4, 3.52% 6/15/16 (d)	10,100,000	10,553,343
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	8,300,000	8,440,307
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.9788% 2/25/35 (h)	1,257,000	427,561
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	5,500,000	5,616,469
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (h)	1,214,835	1,178,390
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (h)	1,856,259	1,763,446
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (h)	382,340	367,190
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,933,000	1,969,311
Class C, 5.31% 6/15/12	1,422,000	1,453,189
Series 2007-1 Class C, 5.38% 11/15/12	506,000	526,882
Series 2007-SN1:
Class B, 5.52% 3/15/11	81,000	81,312
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust: - continued
Series 2007-SN1:
Class C, 5.73% 3/15/11	$ 46,000	$ 46,130
Class D, 6.05% 1/17/12	248,000	246,026
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(h)	12,040,000	12,065,503
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	7,709,000	8,052,059
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	297,221	299,907
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (h)	9,630,000	9,629,267
Series 2007-A3 Class A, 0.2319% 2/15/13 (h)	8,800,000	8,796,848
Series 2007-A6 Class A6, 0.3019% 5/15/13 (h)	1,660,000	1,658,581
Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(h)	2,375,000	2,366,724
Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,867,460
Series 2008-A4 Class A4, 1.5319% 3/15/13 (h)	13,400,000	13,404,465
Series 2008-A5 Class A5, 4.85% 2/18/14	5,405,000	5,643,989
Series 2008-A6 Class A6, 1.3319% 3/17/14 (h)	13,801,000	13,921,524
Series 2009-A1 Class A1, 1.3331% 4/15/13 (h)	8,000,000	8,018,470
Series 2009-A2 Class A2, 3.2% 4/15/14	26,000,000	26,739,331
Capital Trust Ltd. Series 2004-1 Class A2, 0.6788% 7/20/39 (d)(h)	252,000	27,090
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	860,743
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (h)	931,000	185,264
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (d)(h)	994,000	24,982
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (h)	195,000	39,062
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (h)	1,471,000	501,016
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(h)	99,856	88,273
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	494,307	441,715
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	7,000,000	7,244,420
Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	8,047,240
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	228,414	228,478
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	27,427,720
Series 2009-A3 Class A3, 2.7% 6/24/13	18,000,000	18,404,690
Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	48,520,872
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (h)	624,000	27,528
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (h)	$ 120	$ 120
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (h)	116,190	112,410
Series 2007-4 Class A1A, 0.3513% 9/25/37 (h)	669,510	649,173
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (h)	131,909	33,495
Series 2004-4 Class M2, 1.0238% 6/25/34 (h)	496,195	171,166
Series 2005-3 Class MV1, 0.6488% 8/25/35 (h)	1,356,087	1,238,024
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (h)	216,717	198,640
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	745,780	759,886
Series 2007-B Class A3, 5.47% 11/15/11 (d)	101,935	102,400
Series 2007-C Class A3, 5.43% 5/15/12 (d)	154,582	156,694
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,808,000	3,278,574
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (h)	2,458,000	2,457,120
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,343,324	1,371,221
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (h)	31,732	27,517
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (h)	160,000	56,465
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (h)	5,169,000	1,641,338
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (h)	21,760	5,738
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (h)	6,602,729	5,868,405
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (h)	65,982	65,205
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,966,000	4,144,274
Series 2006-C:
Class B, 5.3% 6/15/12	575,000	604,844
Class D, 6.89% 5/15/13 (d)	2,923,000	3,089,728
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,553,000	1,664,339
Series 2009-D:
Class A3, 2.17% 10/15/13	6,500,000	6,610,919
Class A4, 2.98% 8/15/14	5,800,000	5,982,412
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7819% 6/15/13 (h)	635,000	612,167
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	62,000	62,867
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15	$ 437,000	$ 450,584
Class C, 5.43% 2/16/15	535,000	504,834
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (h)	801,000	261,087
Class M4, 0.9088% 1/25/35 (h)	296,000	39,430
Series 2006-D Class M1, 0.4588% 11/25/36 (h)	282,000	5,190
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(h)	2,392,000	1,554,800
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	2,212,482	1,659,361
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (d)(h)	257,200	226,336
Series 2006-2A:
Class A, 0.4119% 11/15/34 (d)(h)	2,161,584	1,642,804
Class B, 0.5119% 11/15/34 (d)(h)	781,489	273,521
Class C, 0.6119% 11/15/34 (d)(h)	1,296,273	362,956
Class D, 0.9819% 11/15/34 (d)(h)	492,770	103,482
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (h)	4,010,000	4,010,000
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (h)	1,029,000	995,777
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (h)	643,000	385,800
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	287,036	285,600
Series 2007-1:
Class B, 5.53% 12/15/14	84,794	86,041
Class C, 5.74% 12/15/14	180,143	172,937
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	594,740	91,138
Class M1, 0.8788% 6/25/34 (h)	2,313,000	1,094,995
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (h)	931,000	49,590
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (h)	352,000	5,356
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(h)	538,443	102,358
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(h)	361,000	64,980
Class C, 0.7788% 9/25/46 (d)(h)	1,245,000	161,850
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (h)	$ 422,574	$ 226,441
Series 2003-3 Class M1, 1.5188% 8/25/33 (h)	728,938	350,545
Series 2003-5 Class A2, 0.9288% 12/25/33 (h)	27,804	14,205
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (h)	160,143	154,639
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (h)	2,112,282	1,983,424
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (h)	11,523	10,736
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	8,600,000	8,750,710
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (h)	774,776	467,817
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (h)	1,292,000	444,741
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	6,590,000	6,698,859
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	73,204	73,278
Class C, 5.34% 11/15/12	73,634	73,692
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (h)	178,000	4,240
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (h)	1,255,000	1,018,126
Class MV1, 0.4588% 11/25/36 (h)	1,020,000	369,828
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (h)	499,000	23,754
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (h)	777,784	638,226
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (h)	3,587	3,580
Class 2C, 1.4006% 3/27/42 (h)	2,867,000	536,140
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,949,485	3,008,591
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (h)	193,486	138,341
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	23,830	20,593
Class C, 5.691% 10/20/28 (d)	10,632	8,470
Class D, 6.01% 10/20/28 (d)	127,214	96,020
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (h)	450,000	14,635
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (h)	641,000	30,977
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (h)	181,261	81,048
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	$ 272,468	$ 277,366
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (h)	680,925	486,973
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (h)	1,991,251	1,752,301
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (h)	35,434	33,960
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (h)	2,980,530	1,693,381
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (h)	48,462	37,469
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (h)	326,000	123,838
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (h)	339,222	77,525
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (h)	229,000	5,846
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(j)	3,791,000	155,431
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	3,457,600	627,554
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	406,000	19,285
Series 2006-2 Class AIO, 6% 8/25/11 (j)	201,000	13,568
Series 2006-3:
Class A1, 0.2588% 9/25/19 (h)	193,232	192,138
Class AIO, 7.1% 1/25/12 (j)	323,000	37,660
Series 2006-4:
Class A1, 0.2588% 3/25/25 (h)	477,616	469,604
Class AIO, 6.35% 2/27/12 (j)	1,029,000	116,541
Class D, 1.3288% 5/25/32 (h)	2,193,000	61,869
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	1,383,000	193,425
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	1,176,000	170,663
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (h)	1,164,000	381,836
Series 2005-D Class M2, 0.6988% 2/25/36 (h)	704,000	75,319
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	11,550,000	11,798,467
Series 2009-B Class A3, 2.07% 1/15/15	10,060,000	10,183,617
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (h)	206,683	201,306
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(h)	317,000	123,630
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(h)	962,000	355,940
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (h)	80,986	77,189
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (h)	118,631	112,974
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (h)	$ 435,000	$ 120,138
Class M4, 1.6788% 9/25/34 (h)	558,000	78,317
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (h)	2,176,000	1,516,317
Class M3, 0.7888% 1/25/35 (h)	391,000	187,621
Class M4, 1.0588% 1/25/35 (h)	1,245,000	166,943
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (h)	1,616,000	22,259
Class M9, 2.1088% 5/25/35 (h)	242,767	580
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(h)	2,842,000	2,814,964
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	307,333	306,954
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (h)	515,000	18,085
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (h)	88,247	85,383
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (h)	4,173	2,383
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (h)	1,463,736	939,986
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (h)	83,000	1,589
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (h)	53,430	25,029
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (h)	28,280	26,757
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(h)	818,637	760,953
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (h)	1,043,000	158,406
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (h)	43,459	9,907
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (h)	1,731,603	1,455,128
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	1,061,605	1,012,354
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (h)	2,942,000	2,931,524
Class B, 0.4519% 6/15/12 (h)	369,000	362,729
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust: - continued
Series 2007-1:
Class C, 0.7319% 6/15/12 (h)	$ 221,000	$ 216,906
Series 2007-2 Class A, 0.8819% 10/15/12 (h)	2,495,000	2,483,861
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (h)	115,176	82,721
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (d)(h)	2,311,662	115,583
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	780,514	813,312
Series 2007-A Class A3, 5.28% 2/13/12	371,775	373,057
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (h)	3,098,000	3,056,957
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	19,000,000	19,546,037
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	444,115	450,870
Series 2006-2A:
Class A4, 5.23% 3/20/12 (d)	10,833,858	10,955,847
Class B, 5.29% 6/20/12 (d)	356,000	365,309
Class D, 5.54% 12/20/12 (d)	507,000	515,523
Class E, 7.05% 5/20/14 (d)	4,753,000	4,640,592
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	749,203	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (h)	373,876	6,551
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(h)	7,241,000	7,135,173
Series 2007-A2 Class A2, 0.2619% 5/15/14 (d)(h)	10,031,000	10,020,716
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	10,266,000	10,543,111
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(h)	1,720,000	1,721,514
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(h)	4,493,000	4,486,604
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6,399	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (h)	53,039	52,613
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(h)	1,455,426	174,651
TOTAL ASSET-BACKED SECURITIES (Cost $477,871,278)		513,999,358
Collateralized Mortgage Obligations - 1.4%
	Principal Amount	Value
Private Sponsor - 1.2%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(h)	$ 1,169,849	$ 467,940
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (h)	824,000	192,890
Class C, 5.6986% 4/10/49 (h)	2,198,000	489,250
Class D, 5.6986% 4/10/49 (h)	1,100,000	207,517
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (h)	1,598,621	1,417,417
Series 2004-1 Class 2A2, 3.676% 10/25/34 (h)	1,526,331	1,330,733
Series 2004-A Class 2A2, 4.4789% 2/25/34 (h)	774,879	701,077
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (h)	129,532	109,090
Class 2A2, 4.5532% 3/25/34 (h)	1,009,683	886,457
Series 2004-D Class 2A2, 3.8658% 5/25/34 (h)	1,946,497	1,719,792
Series 2004-G Class 2A7, 3.9253% 8/25/34 (h)	1,721,053	1,515,508
Series 2004-H Class 2A1, 3.7605% 9/25/34 (h)	1,519,184	1,300,325
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(h)(j)	26,116,007	2,013,544
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (h)	2,105,652	1,581,011
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (d)(h)(j)	3,942,532	50,892
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (h)	1,318,709	1,153,751
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (h)	1,016,610	936,645
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (h)	1,734,000	1,811,919
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (h)	833,367	766,520
Class A4, 3.0036% 8/25/34 (h)	694,230	637,126
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,937,000	387,400
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(h)	1,734,000	1,642,803
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (h)	21,399	21,507
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (h)	4,398,951	4,091,549
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (h)	$ 184,059	$ 178,420
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (h)	41,563	29,713
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (h)	868,008	787,032
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(h)	2,889,000	2,767,084
Class C2, 0.7213% 10/18/54 (d)(h)	970,000	892,206
Class M2, 0.5013% 10/18/54 (d)(h)	1,661,000	1,518,154
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(h)	279,000	276,740
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(h)	2,405,000	2,185,664
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(h)	2,545,000	2,424,113
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (h)	178,650	62,527
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(h)	5,526,000	1,934,100
Series 2006-2 Class C1, 0.6988% 12/20/54 (h)	4,563,000	1,551,420
Series 2006-3 Class C2, 0.7288% 12/20/54 (h)	922,000	322,700
Series 2006-4:
Class B1, 0.3188% 12/20/54 (h)	3,812,000	2,592,160
Class C1, 0.6088% 12/20/54 (h)	2,331,000	815,850
Class M1, 0.3988% 12/20/54 (h)	1,006,000	623,720
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (h)	1,847,000	627,980
Class 1M1, 0.3788% 12/20/54 (h)	1,238,000	742,800
Class 2C1, 0.6588% 12/20/54 (h)	842,000	286,280
Class 2M1, 0.4788% 12/20/54 (h)	1,589,000	953,400
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (h)	2,199,000	769,650
Granite Mortgages Series 2003-2 Class 1A3, 0.4988% 7/20/43 (h)	5,928,220	5,415,539
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6988% 1/20/44 (h)	365,737	173,690
Series 2004-3 Class 2A1, 0.3934% 9/20/44 (h)	4,130,492	3,722,234
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (h)	442,840	362,476
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (h)	339,147	195,787
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (h)	181,769	59,171
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	$ 159,145	$ 162,480
Class A3, 5.447% 6/12/47 (h)	3,289,000	3,311,920
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (h)	1,135,000	877,830
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (h)	1,266,781	1,218,479
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (h)	645,835	608,959
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (h)	1,867,336	1,695,758
Series 2007-A1 Class 1A1, 4.0155% 7/25/35 (h)	3,362,580	3,220,142
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	780,000	786,687
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(h)	327,751	148,196
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (h)	1,070,894	439,383
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (h)	476,000	2,580
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (h)	1,724,074	923,718
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(h)	153,000	114,750
Class C, 0.4219% 6/15/22 (d)(h)	1,288,000	837,200
Class D, 0.4319% 6/15/22 (d)(h)	496,000	272,800
Class E, 0.4419% 6/15/22 (d)(h)	792,000	411,840
Class F, 0.4719% 6/15/22 (d)(h)	1,268,000	595,960
Class G, 0.5419% 6/15/22 (d)(h)	219,000	98,550
Class H, 0.5619% 6/15/22 (d)(h)	595,000	238,000
Class J, 0.6019% 6/15/22 (d)(h)	694,000	242,900
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (h)	1,117,391	976,195
Series 2005-A2 Class A7, 3.0982% 2/25/35 (h)	985,343	880,058
Series 2006-A6 Class A4, 3.6193% 10/25/33 (h)	793,006	692,525
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	7,424,000	7,637,640
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (h)	2,290,796	1,764,581
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (h)	2,543,000	155,387
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (h)	1,855,000	1,800,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (h)	$ 4,386,816	$ 3,503,242
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (d)(h)	1,824,630	857,029
Class B6, 3.0784% 7/10/35 (d)(h)	1,704,548	892,842
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(h)	556,295	290,775
Class B5, 1.9284% 2/10/36 (d)(h)	371,124	197,809
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(h)	471,731	241,196
Class B5, 1.7784% 2/10/36 (d)(h)	280,753	120,303
Class B6, 2.2284% 2/10/36 (d)(h)	54,682	16,951
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(h)	617,270	286,043
Class B5, 1.5784% 9/10/36 (d)(h)	686,330	306,652
Class B6, 1.9784% 9/10/36 (d)(h)	42,629	15,146
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,026,540	879,707
Series 2004-SL3 Class A1, 7% 8/25/16	88,440	75,485
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(h)	414,484	344,763
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	245,000	226,450
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (h)	34,592	17,512
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(h)	41,458	35,669
Series 2003-15A Class 4A, 5.3948% 4/25/33 (h)	318,993	296,006
Series 2003-20 Class 1A1, 5.5% 7/25/33	318,259	318,461
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (h)	2,763,000	1,464,831
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (h)	27,056,577	26,311,806
Series 2006-5 Class A1, 0.3488% 6/25/36 (h)	10,562,357	10,224,418
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (h)	9,308	9,121
Series 2003-AR8 Class A, 2.8492% 8/25/33 (h)	578,898	529,916
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR14 Class 1A1, 5.0471% 12/25/35 (h)	$ 3,422,818	$ 3,107,091
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (h)	1,517,046	1,292,509
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (h)	3,846,670	3,592,715
Series 2004-H Class A1, 4.5283% 6/25/34 (h)	764,700	751,710
Series 2004-V Class 1A2, 3.2058% 10/25/34 (h)	1,622,274	1,528,300
Series 2004-W Class A9, 2.9948% 11/25/34 (h)	1,521,000	1,402,587
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (h)	1,148,330	1,090,694
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (h)	11,270,000	9,958,465
Class 2A6, 3.2077% 7/25/35 (h)	2,252,483	2,029,857
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (h)	2,908,648	2,595,663
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (h)	1,953,618	1,707,040
Series 2006-AR8 Class 3A1, 5.2212% 4/25/36 (h)	12,985,863	10,980,989
TOTAL PRIVATE SPONSOR		175,317,944
U.S. Government Agency - 0.2%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4788% 10/25/35 (h)	790,141	782,675
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	274,257	296,427
Series 2005-67 Class HD, 5.5% 12/25/30	6,284,945	6,575,548
Series 2006-4 Class PB, 6% 9/25/35	4,014,043	4,308,601
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	928,070	999,904
Series 2004-86 Class KC, 4.5% 5/25/19	740,075	774,498
Series 2005-41 Class LA, 5.5% 5/25/35	3,789,441	4,029,532
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,753,662	1,905,791
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	955,630	1,023,866
Series 2363 Class PF, 6% 9/15/16	1,265,510	1,354,655
Series 2425 Class JH, 6% 3/15/17	991,531	1,067,593
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 3033 Class UD, 5.5% 10/15/30	$ 2,335,000	$ 2,461,136
Series 3049 Class DB, 5.5% 6/15/31	5,410,000	5,703,620
TOTAL U.S. GOVERNMENT AGENCY		31,283,846
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $169,798,211)		206,601,790
Commercial Mortgage Securities - 6.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (h)	2,029,000	2,166,556
Class A2, 7.1267% 2/14/43 (h)	1,275,000	1,384,009
Class A3, 7.1767% 2/14/43 (h)	1,377,000	1,494,653
Class PS1, 1.5186% 2/14/43 (h)(j)	6,108,680	219,453
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (h)	2,024,000	2,118,785
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	689,465	701,662
Series 2006-5:
Class A1, 5.185% 9/10/47	1,030,900	1,045,751
Class A2, 5.317% 9/10/47	8,231,000	8,500,560
Class A3, 5.39% 9/10/47	2,418,000	2,474,772
Series 2006-6 Class A3, 5.369% 12/10/16	3,468,000	3,559,007
Series 2007-2 Class A1, 5.421% 4/10/49	537,851	555,841
Series 2007-4 Class A3, 5.8113% 2/10/51 (h)	1,729,000	1,769,363
Series 2006-6 Class E, 5.619% 10/10/45 (d)	1,002,000	143,673
Series 2007-3:
Class A3, 5.6579% 6/10/49 (h)	2,896,000	2,964,963
Class A4, 5.6579% 6/10/49 (h)	3,615,000	3,224,161
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	198,211	198,530
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	3,550,251
Series 2004-2:
Class A3, 4.05% 11/10/38	2,211,383	2,227,233
Class A4, 4.153% 11/10/38	2,199,000	2,157,664
Series 2004-4 Class A3, 4.128% 7/10/42	323,316	323,379
Series 2004-6 Class A2, 4.161% 12/10/42	2,707,697	2,733,549
Series 2005-1 Class A3, 4.877% 11/10/42	3,705,257	3,703,969
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	$ 1,618,573	$ 1,639,279
Series 2001-3 Class H, 6.562% 4/11/37 (d)	969,000	969,263
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	434,000	398,490
Class K, 6.15% 5/11/35 (d)	806,000	691,062
Series 2003-2 Class XP, 0.293% 3/11/41 (d)(h)(j)	14,142,985	37,278
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	5,387,000	5,484,341
Series 2005-6 Class A3, 5.1785% 9/10/47 (h)	3,121,000	3,194,112
Series 2007-1 Class B, 5.543% 1/15/49	1,044,000	290,551
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(h)	745,000	633,250
Class D, 0.5919% 3/15/22 (d)(h)	754,000	625,820
Class E, 0.6319% 3/15/22 (d)(h)	623,000	504,630
Class F, 0.7019% 3/15/22 (d)(h)	502,000	381,520
Class G, 0.7619% 3/15/22 (d)(h)	326,000	228,200
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (d)(h)	1,114,000	924,620
Class D, 0.4419% 10/15/19 (d)(h)	1,361,000	1,088,800
Class E, 0.4719% 10/15/19 (d)(h)	1,261,000	958,360
Class F, 0.5419% 10/15/19 (d)(h)	2,713,000	1,844,840
Class G, 0.5619% 10/15/19 (d)(h)	1,026,000	595,080
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(h)	48,558	25,736
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(h)	1,310,936	1,009,421
Class B, 2.1288% 4/25/34 (d)(h)	143,387	65,958
Class M1, 0.7888% 4/25/34 (d)(h)	114,661	72,237
Class M2, 1.4288% 4/25/34 (d)(h)	106,141	56,255
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(h)	988,649	719,420
Class M1, 0.8088% 8/25/34 (d)(h)	110,379	62,916
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(h)	2,248,322	1,607,550
Class A2, 0.6488% 1/25/35 (d)(h)	314,871	198,368
Class M1, 0.7288% 1/25/35 (d)(h)	378,901	204,607
Class M2, 1.2288% 1/25/35 (d)(h)	172,288	79,252
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(h)	1,785,473	1,204,123
Class M1, 0.6588% 8/25/35 (d)(h)	84,180	38,588
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M2, 0.7088% 8/25/35 (d)(h)	$ 138,705	$ 59,324
Class M3, 0.7288% 8/25/35 (d)(h)	77,005	30,764
Class M4, 0.8388% 8/25/35 (d)(h)	47,829	17,759
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(h)	617,791	434,677
Class A2, 0.6288% 11/25/35 (d)(h)	632,758	383,388
Class M2, 0.7188% 11/25/35 (d)(h)	62,450	27,384
Class M3, 0.7388% 11/25/35 (d)(h)	56,257	23,161
Class M4, 0.8288% 11/25/35 (d)(h)	69,676	26,790
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(h)	1,434,353	896,471
Class B1, 1.6288% 1/25/36 (d)(h)	83,587	25,912
Class M1, 0.6788% 1/25/36 (d)(h)	462,515	226,632
Class M2, 0.6988% 1/25/36 (d)(h)	93,617	43,064
Class M3, 0.7288% 1/25/36 (d)(h)	202,838	87,220
Class M4, 0.8388% 1/25/36 (d)(h)	75,786	28,799
Class M5, 0.8788% 1/25/36 (d)(h)	75,786	26,146
Class M6, 0.9288% 1/25/36 (d)(h)	80,244	25,678
Series 2006-1 Class A2, 0.5888% 4/25/36 (d)(h)	219,116	128,709
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(h)	4,339,541	2,960,869
Class A2, 0.5088% 7/25/36 (d)(h)	199,888	117,114
Class B3, 2.9288% 7/25/36 (d)(h)	76,500	20,433
Class M1, 0.5388% 7/25/36 (d)(h)	209,759	90,868
Class M2, 0.5588% 7/25/36 (d)(h)	99,944	39,848
Class M3, 0.5788% 7/25/36 (d)(h)	83,287	31,041
Class M5, 0.6988% 7/25/36 (d)(h)	69,097	23,134
Class M6, 0.7688% 7/25/36 (d)(h)	103,029	33,175
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(h)	88,242	15,001
Class B3, 2.8288% 10/25/36 (d)(h)	103,414	15,512
Class M4, 0.6588% 10/25/36 (d)(h)	97,419	25,816
Class M5, 0.7088% 10/25/36 (d)(h)	116,480	27,955
Class M6, 0.7888% 10/25/36 (d)(h)	337,439	67,488
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(h)	759,039	511,061
Class A2, 0.4988% 12/25/36 (d)(h)	4,009,906	1,839,344
Class B1, 0.9288% 12/25/36 (d)(h)	20,853	4,988
Class B2, 1.4788% 12/25/36 (d)(h)	19,463	4,122
Class B3, 2.6788% 12/25/36 (d)(h)	154,016	28,447
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.5188% 12/25/36 (d)(h)	$ 184,199	$ 60,417
Class M2, 0.5388% 12/25/36 (d)(h)	122,336	37,239
Class M3, 0.5688% 12/25/36 (d)(h)	124,421	35,696
Class M4, 0.6288% 12/25/36 (d)(h)	148,749	40,207
Class M5, 0.6688% 12/25/36 (d)(h)	136,932	34,534
Class M6, 0.7488% 12/25/36 (d)(h)	122,336	28,504
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(h)	856,962	505,607
Class B1, 0.8988% 3/25/37 (d)(h)	216,072	41,054
Class B2, 1.3788% 3/25/37 (d)(h)	155,279	24,845
Class B3, 3.5788% 3/25/37 (d)(h)	539,813	70,176
Class M1, 0.4988% 3/25/37 (d)(h)	190,436	75,222
Class M2, 0.5188% 3/25/37 (d)(h)	142,827	49,989
Class M3, 0.5488% 3/25/37 (d)(h)	59,328	18,392
Class M4, 0.5988% 3/25/37 (d)(h)	43,214	12,100
Class M5, 0.6488% 3/25/37 (d)(h)	158,208	39,552
Class M6, 0.7288% 3/25/37 (d)(h)	221,931	48,825
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(h)	1,602,768	1,041,799
Class A2, 0.5488% 7/25/37 (d)(h)	1,501,550	705,728
Class B1, 1.8288% 7/25/37 (d)(h)	405,711	62,885
Class B2, 2.4788% 7/25/37 (d)(h)	352,174	58,109
Class B3, 3.5788% 7/25/37 (d)(h)	395,673	55,394
Class M1, 0.5988% 7/25/37 (d)(h)	460,085	161,030
Class M2, 0.6388% 7/25/37 (d)(h)	240,081	74,425
Class M3, 0.7188% 7/25/37 (d)(h)	242,590	63,073
Class M4, 0.8788% 7/25/37 (d)(h)	505,257	111,157
Class M5, 0.9788% 7/25/37 (d)(h)	446,701	89,340
Class M6, 1.2288% 7/25/37 (d)(h)	567,159	96,417
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(h)	775,380	371,174
Class B1, 1.1788% 7/25/37 (d)(h)	348,359	74,619
Class B2, 1.8288% 7/25/37 (d)(h)	1,000,128	181,623
Class B3, 4.2288% 7/25/37 (d)(h)	467,756	71,239
Class M1, 0.5388% 7/25/37 (d)(h)	308,326	110,411
Class M2, 0.5688% 7/25/37 (d)(h)	328,694	108,929
Class M3, 0.5988% 7/25/37 (d)(h)	530,264	164,329
Class M4, 0.7288% 7/25/37 (d)(h)	930,596	255,821
Class M5, 0.8288% 7/25/37 (d)(h)	423,509	98,508
Class M6, 1.0288% 7/25/37 (d)(h)	321,670	82,927
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (d)(h)	$ 226,985	$ 24,968
Class B2, 3.6788% 9/25/37 (d)(h)	1,033,172	103,317
Class M1, 1.1788% 9/25/37 (d)(h)	217,418	50,006
Class M2, 1.2788% 9/25/37 (d)(h)	217,418	41,309
Class M4, 1.8288% 9/25/37 (d)(h)	699,217	104,883
Class M5, 1.9788% 9/25/37 (d)(h)	699,217	90,898
Class M6, 2.1788% 9/25/37 (d)(h)	702,696	84,324
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	4,690,911	150,109
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	10,352,967	1,036,332
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(h)	657,000	361,350
Class H, 0.8819% 3/15/19 (d)(h)	442,000	212,160
Class J, 1.0819% 3/15/19 (d)(h)	332,000	142,760
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(h)	554,000	277,002
Class E, 0.5319% 3/15/22 (d)(h)	2,884,000	1,355,483
Class F, 0.5819% 3/15/22 (d)(h)	1,770,000	761,108
Class G, 0.6319% 3/15/22 (d)(h)	364,000	145,601
Class H, 0.7819% 3/15/22 (d)(h)	554,000	199,442
Class J, 0.9319% 3/15/22 (d)(h)	554,000	155,121
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	9,256,972
Series 2003-PWR2 Class A3, 4.834% 5/11/39	845,214	864,912
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,891,246	1,942,578
Series 2006-PW14 Class A4, 5.201% 12/11/38	2,240,000	2,249,271
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,643,047	1,684,308
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	9,395,938
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (h)	2,484,000	2,348,651
Series 2007-PW17 Class A1, 5.282% 6/11/50	904,086	923,913
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	626,838
Class A4, 5.7% 6/11/50	20,000,000	18,998,150
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	537,819	549,559
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(h)(j)	13,441,925	106,910
Series 2003-T12 Class X2, 0.4897% 8/13/39 (d)(h)(j)	27,425,033	226,643
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,404,275
Series 2006-PW14 Class X2, 0.653% 12/11/38 (d)(h)(j)	23,497,252	471,865
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	$ 228,400	$ 230,452
Class A4, 5.4629% 4/12/38 (h)	217,000	229,209
Series 2007-PW15 Class A1, 5.016% 2/11/44	466,327	479,206
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(h)	277,000	112,004
Class C, 5.7189% 6/11/40 (d)(h)	231,000	88,824
Class D, 5.7189% 6/11/40 (d)(h)	231,000	65,478
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(h)(j)	161,976,505	2,274,247
Series 2007-T28:
Class A1, 5.422% 9/11/42	285,018	296,653
Class X2, 0.175% 9/11/42 (d)(h)(j)	81,007,236	698,525
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(h)	819,072	541,466
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	2,037,000	2,112,157
Class XCL, 2.0744% 5/15/35 (d)(h)(j)	26,114,317	882,139
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	695,000	688,920
Class F, 7.734% 1/15/32	376,000	372,085
Series 2000-3 Class G 6.887% 10/15/32 (d)	3,994,000	3,350,027
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	1,763,000	1,830,452
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (d)(h)	619,000	436,865
Class G, 0.5631% 11/15/36 (d)(h)	462,000	294,520
Class H, 0.6031% 11/15/36 (d)(h)	368,000	216,656
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,943,579	1,030,253
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	7,022,251	7,260,349
Class A2, 5.7001% 12/10/49 (h)	2,250,000	2,341,426
Class A4, 5.7001% 12/10/49 (h)	4,462,000	4,247,033
Series 2007-FL3A Class A2, 0.3719% 4/15/22 (d)(h)	3,443,000	2,321,503
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (h)	723,000	737,510
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	6,337,940
Series 2007-CD4:
Class A1, 4.977% 12/11/49	392,844	398,881
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-CD4:
Class A2A, 5.237% 12/11/49	$ 1,543,000	$ 1,609,373
Class A4, 5.322% 12/11/49	15,217,000	13,768,422
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,653,917
Class C, 5.476% 12/11/49	3,265,000	816,250
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	79,547	80,335
Series 2007-C3 Class A3, 5.8203% 5/15/46 (h)	1,734,000	1,750,784
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	1,300,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (d)(h)	3,884,000	3,029,520
Class C, 0.5019% 4/15/17 (d)(h)	1,395,000	1,004,400
Class D, 0.5419% 4/15/17 (d)(h)	802,000	521,300
Class E, 0.6019% 4/15/17 (d)(h)	247,000	148,200
Class F, 0.6419% 4/15/17 (d)(h)	140,000	74,200
Class G, 0.7819% 4/15/17 (d)(h)	140,000	63,000
Class H, 0.8519% 4/15/17 (d)(h)	140,000	44,800
Class J, 1.0819% 4/15/17 (d)(h)	108,000	27,000
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(h)	1,793,040	1,649,597
Class D, 0.5719% 11/15/17 (d)(h)	93,280	83,019
Class E, 0.6219% 11/15/17 (d)(h)	330,759	281,145
Class F, 0.6819% 11/15/17 (d)(h)	205,485	160,279
Class G, 0.7319% 11/15/17 (d)(h)	142,848	95,708
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (d)(h)	2,471,000	1,902,670
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	63,454	63,861
Series 2006-C8:
Class A3, 5.31% 12/10/46	4,941,000	4,925,935
Class A4, 5.306% 12/10/46	9,370,000	8,576,939
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,931,000	2,880,414
Series 2007-C9 Class A4, 5.816% 12/10/49 (h)	3,836,000	3,724,288
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(h)(j)	3,577,200	27,660
Series 2006-C8:
Class B, 5.44% 12/10/46	3,003,000	980,399
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
Series 2006-C8:
Class XP, 0.4838% 12/10/46 (h)(j)	$ 19,064,695	$ 271,174
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	110,538	110,758
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	2,500,000	2,243,193
Series 2006-C5:
Class A1, 5.297% 12/15/39	471,676	480,280
Class AJ, 5.373% 12/15/39	3,511,000	1,485,148
Series 2007-C2:
Class A1, 5.269% 1/15/49	715,398	728,225
Class A3, 5.542% 1/15/49 (h)	3,468,000	2,893,840
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	237,583	242,443
Class A4, 5.7225% 6/15/39 (h)	1,923,000	1,618,984
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	10,106,508
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (h)(j)	12,105,276	251,710
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	3,962,000	3,321,061
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(h)	6,186,000	1,979,520
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	234,978	235,475
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,828,979
Series 2002-CP5 Class A1, 4.106% 12/15/35	137,640	140,410
Series 2004-C1:
Class A3, 4.321% 1/15/37	517,811	525,654
Class A4, 4.75% 1/15/37	807,000	825,943
Series 1998-C1 Class D, 7.17% 5/17/40	335,898	340,938
Series 1999-C1 Class E, 7.8926% 9/15/41 (h)	803,971	803,971
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (h)(j)	4,962,058	64,200
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (d)(h)(j)	15,970,105	356,430
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (d)(h)(j)	10,667,693	29,935
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (d)(h)(j)	74,590,633	676,313
Series 2006-C1 Class A3, 5.5483% 2/15/39 (h)	9,156,000	9,360,919
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(h)	656,000	393,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater:
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(h)	$ 1,521,000	$ 760,500
0.5019% 2/15/22 (d)(h)	543,000	190,050
Class F, 0.5519% 2/15/22 (d)(h)	1,086,000	347,520
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	149,849	152,477
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (h)(j)	33,976,586	440,924
Class B, 5.487% 2/15/40 (d)(h)	2,651,000	278,355
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	963,835	963,743
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	618,000	593,423
Class G, 6.936% 3/15/33 (d)	1,141,000	1,047,807
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	29,361,000	25,337,363
Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(h)(j)	17,768,669	178,652
Series 2004-C1 Class X2, 1.1162% 11/10/38 (d)(h)(j)	10,407,656	94,278
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	495,000	263,313
Series 2007-C1 Class XP, 0.2074% 12/10/49 (h)(j)	35,263,373	240,073
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8636% 10/16/23 (h)	1,435	1,436
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (d)(h)(j)	11,258,538	55,827
Series 2004-C3 Class X2, 0.6292% 12/10/41 (h)(j)	19,057,781	191,083
Series 2005-C1 Class X2, 0.6812% 5/10/43 (h)(j)	7,937,457	93,050
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(h)	652,000	352,415
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,107,000	1,117,406
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,778,371	1,847,191
Class A2, 5.597% 12/10/49	3,468,000	3,533,709
Series 2007-GG9:
Class A1, 5.233% 3/10/39	133,355	134,248
Class A4, 5.444% 3/10/39	16,142,000	15,335,018
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2003-C1 Class XP, 2.0344% 7/5/35 (d)(h)(j)	$ 6,800,587	$ 36,941
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(h)(j)	10,508,949	76,129
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(h)(j)	33,352,093	478,623
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (h)	4,571,000	4,619,352
Class A4, 5.883% 7/10/38 (h)	13,274,000	13,159,654
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	42,544,133	469,049
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(h)	88,000	62,726
Class D, 0.5084% 6/6/20 (d)(h)	414,000	230,929
Class E, 0.5984% 6/6/20 (d)(h)	479,000	265,989
Class F, 0.6684% 6/6/20 (d)(h)	681,000	374,754
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(h)	1,781,000	1,513,850
Class D, 0.5984% 3/6/20 (d)(h)	7,692,000	6,461,280
Class F, 0.7084% 3/6/20 (d)(h)	146,000	121,545
Class G, 0.7484% 3/6/20 (d)(h)	74,000	60,865
Class H, 0.8784% 3/6/20 (d)(h)	446,000	365,720
Class J, 1.0784% 3/6/20 (d)(h)	639,000	512,798
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	538,000	552,362
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (d)(h)(j)	34,023,670	521,406
Series 2006-GG6:
Class A2, 5.506% 4/10/38	10,168,000	10,367,321
Class A3, 5.5553% 4/10/38 (h)	20,000,000	20,567,828
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	9,531,000	9,820,165
Class A4, 5.56% 11/10/39 (h)	34,187,000	32,680,933
Series 2007-GG10:
Class A1, 5.69% 8/10/45	542,892	563,285
Class A2, 5.778% 8/10/45	826,000	858,656
Class A4, 5.8051% 8/10/45 (h)	19,038,000	16,962,696
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(h)(j)	2,560,503	23,967
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(h)(j)	$ 3,599,996	$ 28,664
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (d)(h)	1,447,042	896,714
Class C, 0.4419% 11/15/18 (d)(h)	1,027,733	585,486
Class D, 0.4619% 11/15/18 (d)(h)	228,240	118,614
Class E, 0.5119% 11/15/18 (d)(h)	417,353	208,546
Class F, 0.5619% 11/15/18 (d)(h)	625,378	287,478
Class G, 0.5919% 11/15/18 (d)(h)	543,864	239,130
Class H, 0.7319% 11/15/18 (d)(h)	417,353	166,811
sequential payer:
Series 2005-CB11 Class A2, 5.016% 8/12/37	1,066,257	1,065,934
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (h)	5,157,000	5,249,872
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	2,611,000	2,671,590
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,393,000	1,393,509
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,706,716
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	824,000	841,063
Class A3, 5.336% 5/15/47	9,570,000	8,878,997
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,270,000	4,010,846
Series 2007-CB19 Class A4, 5.746% 2/12/49 (h)	16,081,000	15,266,771
Series 2007-CB20 Class A4, 5.794% 2/12/51	17,256,000	16,607,589
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (h)	4,868,000	5,067,853
Series 2007-LDP10 Class A1, 5.122% 1/15/49	144,863	148,244
Series 2007-LDPX Class A3, 5.412% 1/15/49	9,962,000	9,092,251
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (h)	1,561,000	859,408
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(h)	877,000	252,919
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	519,830
Series 2007-CB19:
Class B, 5.746% 2/12/49 (h)	148,000	49,419
Class C, 5.746% 2/12/49 (h)	388,000	121,757
Class D, 5.746% 2/12/49 (h)	407,000	119,485
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	331,000	51,048
Class CS, 5.466% 1/15/49 (h)	143,000	14,343
Class ES, 5.5453% 1/15/49 (d)(h)	896,000	102,301
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	715,000	714,330
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	$ 792,586	$ 818,637
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	332,684	345,526
Series 2001-C3 Class A1, 6.058% 6/15/20	66,726	67,821
Series 2006-C1:
Class A2, 5.084% 2/15/31	832,000	843,936
Class A4, 5.156% 2/15/31	659,000	674,074
Series 2006-C3 Class A1, 5.478% 3/15/39	99,877	101,199
Series 2006-C6:
Class A1, 5.23% 9/15/39	229,531	233,315
Class A2, 5.262% 9/15/39 (h)	3,026,000	3,109,729
Series 2006-C7:
Class A1, 5.279% 11/15/38	609,752	624,211
Class A2, 5.3% 11/15/38	1,907,000	1,964,303
Class A3, 5.347% 11/15/38	3,172,000	3,163,736
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	218,437	223,433
Class A4, 5.424% 2/15/40	20,427,000	18,907,035
Series 2007-C2:
Class A1, 5.226% 2/15/40	674,130	686,474
Class A3, 5.43% 2/15/40	4,646,000	4,329,880
Series 2000-C5 Class E, 7.29% 12/15/32	121,000	121,106
Series 2001-C3 Class B, 6.512% 6/15/36	3,352,000	3,432,381
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,871,295
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (d)(h)(j)	7,275,036	16,680
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(h)(j)	22,607,749	220,380
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	430,849	434,016
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (h)(j)	5,845,545	84,721
Series 2006-C3 Class A3 5.689% 3/15/32	1,025,000	1,061,542
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (h)(j)	9,856,970	192,586
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	3,815,000	1,018,806
Class D, 5.563% 2/15/40 (h)	694,000	173,038
Class E, 5.582% 2/15/40 (h)	347,000	75,697
Class XCP, 0.4741% 2/15/40 (h)(j)	3,961,998	54,356
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	3,917,000	3,623,666
Series 2007-C7:
Class A3, 5.866% 9/15/45	5,670,000	5,398,156
Class XCP, 0.2983% 9/15/45 (h)(j)	139,532,516	1,577,220
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	$ 496,000	$ 503,641
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	2,625,000	2,310,000
Class C, 4.13% 11/20/37 (d)	7,480,000	6,208,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(h)	555,142	398,760
Class E, 0.5219% 9/15/21 (d)(h)	2,003,583	1,385,931
Class F, 0.5719% 9/15/21 (d)(h)	965,627	572,378
Class G, 0.5919% 9/15/21 (d)(h)	1,906,832	847,361
Class H, 0.6319% 9/15/21 (d)(h)	492,207	171,113
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,261,885
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	213,685	215,245
Series 2005-MKB2 Class A2, 4.806% 9/12/42	5,009,043	5,003,273
Series 2007-C1 Class A1, 4.533% 6/12/50	609,384	619,425
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (h)	2,847,000	2,901,355
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(h)	1,509,000	462,181
Series 2006-C1 Class A2, 5.6114% 5/12/39 (h)	2,445,000	2,509,363
Series 2007-C1:
Class A3, 5.8284% 6/12/50 (h)	7,212,000	7,153,191
Class A4, 5.8284% 6/12/50 (h)	6,564,000	6,062,670
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	3,399,765
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (h)	808,000	753,884
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,845,000	1,894,487
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	1,490,000	1,515,674
Series 2007-5:
Class A1, 4.275% 8/12/48	103,267	104,636
Class A3, 5.364% 8/12/48	676,000	661,413
Class A4, 5.378% 8/12/48	20,069,000	16,621,625
Class B, 5.479% 2/12/17	5,202,000	351,171
Series 2007-6:
Class A1, 5.175% 3/12/51	124,516	127,166
Class A2, 5.331% 3/12/51	20,000,000	20,647,762
Class A4, 5.485% 3/12/51 (h)	24,350,000	20,627,070
Series 2007-7 Class A4, 5.747% 6/12/50 (h)	6,069,000	5,340,141
Series 2007-8 Class A1, 4.622% 8/12/49	431,988	441,408
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-9:
Class A2, 5.59% 9/12/49	$ 8,734,000	$ 9,039,700
Class A4, 5.7% 9/12/49	185,000	170,185
Class ASB, 5.644% 9/12/49	12,500,000	12,673,629
Series 2006-2 Class A4, 5.9102% 6/12/46 (h)	1,053,000	1,087,524
Series 2006-4 Class XP, 0.6256% 12/12/49 (h)(j)	36,416,050	745,768
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,734,000	457,478
Series 2007-7 Class B, 5.75% 6/12/50	1,295,000	195,876
Series 2007-8 Class A3, 5.9573% 8/12/49 (h)	1,496,000	1,393,994
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(h)	35,197	29,566
Series 2006-XLF:
Class C, 1.429% 7/15/19 (d)(h)	671,000	92,263
Class F, 0.549% 7/15/19 (d)(h)	1,669,000	1,201,680
Class G, 0.589% 7/15/19 (d)(h)	948,000	540,360
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(h)	2,151,423	855,190
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(h)	2,033,616	40,672
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(h)	995,000	348,250
Class D, 0.419% 10/15/20 (d)(h)	545,000	136,250
Class E, 0.479% 10/15/20 (d)(h)	681,000	102,150
Class F, 0.529% 10/15/20 (d)(h)	409,000	40,900
Class G, 0.4719% 10/15/20 (d)(h)	505,000	40,400
Class H, 0.659% 10/15/20 (d)(h)	318,000	15,900
Class J, 0.809% 10/15/20 (d)(h)	363,000	10,890
Class MHRO, 0.9219% 10/15/20 (d)(h)	482,325	61,496
Class MJPM, 1.2319% 10/15/20 (d)(h)	113,175	12,166
Class MSTR, 0.9319% 10/15/20 (d)(h)	210,691	33,184
Class NHRO, 1.119% 10/15/20 (d)(h)	734,010	86,246
Class NSTR, 1.079% 10/15/20 (d)(h)	191,450	26,324
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(h)(j)	5,338,545	67,506
Series 2004-HQ3 Class A2, 4.05% 1/13/41	469,096	471,464
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,569,641
Series 2006-HQ10:
Class A1, 5.131% 11/12/41	459,505	469,048
Class A4, 5.328% 11/12/41	3,124,000	3,097,877
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	$ 7,106	$ 7,109
Series 2006-T23 Class A1, 5.682% 8/12/41	1,283,518	1,321,840
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	385,564	395,282
Class A31, 5.439% 2/12/44 (h)	7,959,000	7,960,601
Series 2007-IQ13 Class A1, 5.05% 3/15/44	405,535	416,518
Series 2007-IQ14 Class A1, 5.38% 4/15/49	984,726	1,012,192
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	9,102,077
Series 2007-T25:
Class A1, 5.391% 11/12/49	257,669	265,855
Class A2, 5.507% 11/12/49	1,705,000	1,775,433
Series 2007-T27 Class A4, 5.6493% 6/11/42 (h)	3,492,000	3,547,395
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(h)(j)	11,219,769	116,442
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(h)(j)	20,376,975	383,821
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (d)(h)(j)	8,900,496	121,760
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (h)	2,689,000	2,768,939
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	2,573,000	1,042,065
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (h)	2,878,000	3,015,415
Class A4, 5.7711% 10/15/42 (h)	520,000	540,664
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,734,000	671,925
Series 2006-T23 Class A3, 5.8074% 8/12/41 (h)	885,000	923,246
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	3,144,000	1,116,120
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	694,424	722,608
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	2,601,000	2,297,169
Class AAB, 5.654% 4/15/49	4,940,000	4,988,217
Class B, 5.7311% 4/15/49 (h)	426,000	136,320
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(h)	2,738,874	143,791
Class D, 0.929% 7/17/17 (d)(h)	1,289,823	67,716
Class E, 1.029% 7/17/17 (d)(h)	1,049,163	55,081
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	29,602	30,476
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,569,258	2,599,967
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	229,192	240,585
Commercial Mortgage Securities - continued
	Principal Amount	Value
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	$ 1,474,000	$ 1,522,486
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(h)	1,041,000	1,038,651
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(h)	1,481,000	700,454
Class F, 0.5731% 8/11/18 (d)(h)	1,532,000	657,297
Class G, 0.5931% 8/11/18 (d)(h)	1,452,000	597,547
Class J, 0.8331% 8/11/18 (d)(h)	323,000	81,456
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(h)	93,624	37,450
Class AP2, 1.0319% 6/15/20 (d)(h)	157,378	47,213
Class F, 0.7119% 6/15/20 (d)(h)	3,844,000	691,920
Class LXR1, 0.9319% 6/15/20 (d)(h)	212,473	84,989
Class LXR2, 1.0319% 6/15/20 (d)(h)	2,620,829	786,249
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	528,081	533,243
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	3,277,113	3,312,022
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,620,632
Series 2004-C14 Class A2, 4.368% 8/15/41	9,404,501	9,357,723
Series 2006-C27 Class A2, 5.624% 7/15/45	1,549,000	1,600,093
Series 2006-C29:
Class A1, 5.11% 11/15/48	792,742	808,611
Class A3, 5.313% 11/15/48	4,606,000	4,693,054
Class A4, 5.308% 11/15/48	12,000,000	12,000,310
Series 2007-C30:
Class A1, 5.031% 12/15/43	202,815	206,522
Class A3, 5.246% 12/15/43	1,489,000	1,470,208
Class A4, 5.305% 12/15/43	510,000	479,855
Class A5, 5.342% 12/15/43	1,855,000	1,542,232
Series 2007-C31:
Class A1, 5.14% 4/15/47	202,897	206,607
Class A4, 5.509% 4/15/47	6,419,000	5,468,128
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (h)	2,081,000	2,152,735
Class A3, 5.7403% 6/15/49 (h)	28,312,000	25,234,075
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(h)	824,000	608,446
Series 2003-C8 Class XP, 0.3153% 11/15/35 (d)(h)(j)	4,888,240	14,025
Series 2003-C9 Class XP, 0.4734% 12/15/35 (d)(h)(j)	5,466,593	21,028
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	$ 1,333,000	$ 1,133,050
Class 180B, 5.5782% 10/15/41 (d)(h)	607,000	485,600
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,017,584
Series 2005-C22:
Class B, 5.3602% 12/15/44 (h)	3,845,000	1,810,224
Class F, 5.3602% 12/15/44 (d)(h)	2,892,000	655,046
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,734,000	367,591
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	5,202,000	1,140,104
Class D, 5.513% 12/15/43 (h)	2,774,000	488,039
Class XP, 0.434% 12/15/43 (d)(h)(j)	20,617,262	299,457
Series 2007-C31 Class C, 5.6929% 4/15/47 (h)	4,147,000	786,242
Series 2007-C31A Class A2, 5.421% 4/15/47	11,870,000	12,264,799
Series 2007-C32:
Class D, 5.7403% 6/15/49 (h)	1,303,000	225,271
Class E, 5.7403% 6/15/49 (h)	2,054,000	318,712
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33:
Class A4, 5.9013% 2/15/51 (h)	1,500,000	1,321,404
Class A5, 5.9013% 2/15/51 (h)	2,818,000	2,357,173
Series 2007-C33 Class B, 5.9013% 2/15/51 (h)	2,916,000	813,998
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $753,279,669)		895,439,655
Municipal Securities - 0.2%

California Gen. Oblig.:
5.25% 4/1/14	9,500,000	9,785,000
7.5% 4/1/34	6,800,000	6,651,896
7.55% 4/1/39	10,200,000	9,966,012
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	9,780,000	9,983,326
TOTAL MUNICIPAL SECURITIES (Cost $36,513,126)		36,386,234
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,275,901)	2,128,000	2,332,628
Supranational Obligations - 0.0%
	Principal Amount	Value
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $495,238)	$ 528,000	$ 560,740
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (h) (Cost $2,871,471)	3,474,000	3,369,780
Fixed-Income Funds - 21.7%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (i)	3,322,154	351,351,007
Fidelity Mortgage Backed Securities Central Fund (i)	26,491,820	2,736,075,169
Fidelity Specialized High Income Central Fund (i)	1,855,181	176,353,535
TOTAL FIXED-INCOME FUNDS (Cost $3,177,068,919)		3,263,779,711
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (h)	$ 735,000	582,644
MUFG Capital Finance 1 Ltd. 6.346% (h)	5,858,000	5,758,475
		6,341,119
TOTAL PREFERRED SECURITIES (Cost $4,476,712)		6,341,119
Cash Equivalents - 6.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $998,259,000)	$ 998,268,868	998,259,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $14,755,115,730)		15,548,089,373
NET OTHER ASSETS - (3.4)%		(513,166,271)
NET ASSETS - 100%		$ 15,034,923,102
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $788,175,683 or 5.2% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $16,318,832 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$998,259,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 668,094,002
HSBC Securities (USA), Inc.	96,164,563
ING Financial Markets LLC	9,616,456
J.P. Morgan Securities, Inc.	64,109,708
Mizuho Securities USA, Inc.	144,246,844
RBC Capital Markets Corp.	16,027,427
$ 998,259,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 3,087,953
Fidelity Mortgage Backed Securities Central Fund	49,672,479
Fidelity Specialized High Income Central Fund	6,226,743
Total	$ 58,987,175
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 264,894,560	$ 350,503,094	$ 270,639,073	$ 351,351,007	14.6%
Fidelity Corporate Bond 1-5 Year Central Fund	114,361,754	-	115,884,085*	-	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,354,698,653	349,835,774	-	2,736,075,169	34.8%
Fidelity Specialized High Income Central Fund	159,633,558	6,226,527	-	176,353,535	41.1%
Total	$ 2,893,588,525	$ 706,565,395	$ 386,523,158	$ 3,263,779,711
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,383,448,416	$ -	$ 3,383,448,416	$ -
U.S. Government and Government Agency Obligations	5,118,996,037	-	5,118,996,037	-
U.S. Government Agency - Mortgage Securities	1,118,574,905	-	1,118,574,905	-
Asset-Backed Securities	513,999,358	-	498,039,751	15,959,607
Collateralized Mortgage Obligations	206,601,790	-	198,732,733	7,869,057
Commercial Mortgage Securities	895,439,655	-	857,548,960	37,890,695
Municipal Securities	36,386,234	-	36,386,234	-
Foreign Government and Government Agency Obligations	2,332,628	-	2,332,628	-
Supranational Obligations	560,740	-	560,740	-
Bank Notes	3,369,780	-	3,369,780	-
Fixed-Income Funds	3,263,779,711	3,263,779,711	-	-
Preferred Securities	6,341,119	-	6,341,119	-
Cash Equivalents	998,259,000	-	998,259,000	-
Total Investments in Securities:	$ 15,548,089,373	$ 3,263,779,711	$ 12,222,590,303	$ 61,719,359
Other Financial Instruments:
Forward Commitments	$ (31,034)	$ -	$ (31,034)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 88,355,935
Total Realized Gain (Loss)	3,020,598
Total Unrealized Gain (Loss)	16,487,849
Cost of Purchases	153,112
Proceeds of Sales	(12,141,390)
Amortization/Accretion	2,099,564
Transfers in/out of Level 3	(36,256,309)
Ending Balance	$ 61,719,359
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 4,979,798

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $998,259,000) - See accompanying schedule: Unaffiliated issuers (cost $11,578,046,811)	$ 12,284,309,662
Fidelity Central Funds (cost $3,177,068,919)	3,263,779,711
Total Investments (cost $14,755,115,730)		$ 15,548,089,373
Commitment to sell securities on a delayed delivery basis	(172,963,856)
Receivable for securities sold on a delayed delivery basis	172,932,822	(31,034)
Receivable for investments sold, regular delivery		51,663,656
Cash		21,211
Receivable for fund shares sold		71,226,722
Interest receivable		79,301,315
Distributions receivable from Fidelity Central Funds		10,048,058
Receivable from investment adviser for expense reductions		749,910
Total assets		15,761,069,211

Liabilities
Payable for investments purchased Regular delivery	$ 373,538,898
Delayed delivery	339,882,582
Payable for fund shares redeemed	7,041,656
Accrued management fee	4,261,290
Other affiliated payables	1,421,683
Total liabilities		726,146,109

Net Assets		$ 15,034,923,102
Net Assets consist of:
Paid in capital		$ 14,114,653,482
Undistributed net investment income		42,193,275
Accumulated undistributed net realized gain (loss) on investments		85,133,736
Net unrealized appreciation (depreciation) on investments		792,942,609
Net Assets		$ 15,034,923,102

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($14,119,983,389 ÷ 1,232,734,679 shares)		$ 11.45

Class F: Net Asset Value, offering price and redemption price per share ($914,939,713 ÷ 79,853,197 shares)		$ 11.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 202,148
Interest		236,436,188
Income from Fidelity Central Funds		58,987,175
Total income		295,625,511

Expenses
Management fee	$ 23,263,010
Transfer agent fees	8,339,882
Independent trustees' compensation	21,433
Miscellaneous	24,179
Total expenses before reductions	31,648,504
Expense reductions	(2,167,961)	29,480,543
Net investment income		266,144,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	82,675,937
Fidelity Central Funds	53,606,785
Total net realized gain (loss)		136,282,722
Change in net unrealized appreciation (depreciation) on: Investment securities	189,357,326
Delayed delivery commitments	2,963,087
Total change in net unrealized appreciation (depreciation)		192,320,413
Net gain (loss)		328,603,135
Net increase (decrease) in net assets resulting from operations		$ 594,748,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010 (Unaudited)	For the period October 8, 2008 (commencement of operations) to August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 266,144,968	$ 259,689,699
Net realized gain (loss)	136,282,722	100,349,850
Change in net unrealized appreciation (depreciation)	192,320,413	600,622,196
Net increase (decrease) in net assets resulting from operations	594,748,103	960,661,745
Distributions to shareholders from net investment income	(275,776,581)	(211,719,049)
Distributions to shareholders from net realized gain	(146,409,587)	(1,288,580)
Total distributions	(422,186,168)	(213,007,629)
Share transactions - net increase (decrease)	2,979,491,099	11,135,215,952
Total increase (decrease) in net assets	3,152,053,034	11,882,870,068

Net Assets
Beginning of period	11,882,870,068	-
End of period (including undistributed net investment income of $42,193,275 and undistributed net investment income of $51,824,888, respectively)	$ 15,034,923,102	$ 11,882,870,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Investment Grade Bond

	Six months ended February 28, 2010	Period ended August 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income D	.229	.486
Net realized and unrealized gain (loss)	.293	1.146
Total from investment operations	.522	1.632
Distributions from net investment income	(.237)	(.332)
Distributions from net realized gain	(.125)	(.010)
Total distributions	(.362)	(.342)
Net asset value, end of period	$ 11.45	$ 11.29
Total Return B, C	4.68%	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.50% A
Expenses net of fee waivers, if any	.45% A	.45% A
Expenses net of all reductions	.45% A	.45% A
Net investment income	4.04% A	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,119,983	$ 11,881,921
Portfolio turnover rate F	100% A, I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2010	Period ended August 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income D	.225	.104
Net realized and unrealized gain (loss)	.303	.323
Total from investment operations	.528	.427
Distributions from net investment income	(.243)	(.087)
Distributions from net realized gain	(.125)	-
Total distributions	(.368)	(.087)
Net asset value, end of period	$ 11.46	$ 11.30
Total Return B, C	4.72%	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income	4.14% A	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914,940	$ 949
Portfolio turnover rate F	100% A, I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by authorized intermediaries and mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Fixed-Income Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 905,737,700
Gross unrealized depreciation	(47,717,045)
Net unrealized appreciation (depreciation)	$ 858,020,655

Tax cost	$ 14,690,068,718

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds aggregated $1,634,638,172 and $976,962,689, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Investment Grade Bond	$ 8,339,882.13

* Annualized

7. Other Affiliated Transactions.

On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $115,884,085 in return for 1,118,015 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,179 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $104,909.

10. Expense Reductions.

FMR contractually agreed to reimburse expenses of Series Investment Grade Bond to the extent annual operating expenses exceeded .45% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period, this reimbursement reduced Series Investment Grade Bond's expenses by $2,167,227.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $734.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Period ended August 31, 2009 A, B
From net investment income
Series Investment Grade Bond	$ 268,557,844	$ 211,712,563
Class F	7,218,737	6,486
Total	$ 275,776,581	$ 211,719,049
From net realized gain
Series Investment Grade Bond	$ 144,072,070	$ 1,288,580
Class F	2,337,517	-
Total	$ 146,409,587	$ 1,288,580

A Distributions for Series Investment Grade Bond are for the period October 8, 2008 (commencement of operations) to August 31, 2009.

B Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Period ended August 31, 2009 A, B	Six months ended February 28, 2010	Period ended August 31, 2009 A, B
Series Investment Grade Bond
Shares sold	245,351,268	1,145,382,971	$ 2,807,186,206	$ 12,102,588,771
Reinvestment of distributions	36,127,447	19,452,109	412,629,914	213,001,143
Shares redeemed	(100,801,781)	(112,777,335)	(1,151,030,437)	(1,181,297,780)
Net increase (decrease)	180,676,934	1,052,057,745	$ 2,068,785,683	$ 11,134,292,134
Class F
Shares sold	81,054,389	83,464	$ 925,422,867	$ 917,485
Reinvestment of distributions	837,564	576	9,556,254	6,486
Shares redeemed	(2,122,782)	(14)	(24,273,705)	(153)
Net increase (decrease)	79,769,171	84,026	$ 910,705,416	$ 923,818

A Share transactions for Series Investment Grade Bond are for the period October 8, 2008 (commencement of operations) to August 31, 2009.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sales of shares) to August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index and a peer group of mutual funds.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board also considered that the current contractual arrangements for the fund limit the total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LIG-SANN-0410
1.873110.101

Fidelity®

Short-Term Bond

Fund

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,032.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,032.70	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations† 51.4%	U.S. Government and U.S. Government Agency Obligations† 57.8%
AAA 13.7%	AAA 8.9%
AA 8.5%	AA 5.6%
A 9.1%	A 10.3%
BBB 10.8%	BBB 12.3%
BB and Below 1.2%	BB and Below 1.7%
Not Rated 0.4%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	2.4	2.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	1.8	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 25.8%		Corporate Bonds 24.1%
	U.S. Government and U.S. Government Agency Obligations† 51.4%		U.S. Government and U.S. Government Agency Obligations† 57.8%
	Asset-Backed Securities 12.1%		Asset-Backed Securities 9.7%
	CMOs and Other Mortgage Related Securities 5.4%		CMOs and Other Mortgage Related Securities 5.6%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	9.9%	** Foreign investments	6.0%
* Futures and Swaps	5.3%	** Futures and Swaps	6.2%
† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 3,401	$ 3,438
5.75% 9/8/11	8,816	9,342
5.875% 3/15/11	5,853	6,096
		18,876
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,439
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	6,820	6,850
5.125% 1/15/11	9,301	9,598
Whirlpool Corp. 6.125% 6/15/11	7,250	7,580
		24,028
Media - 1.2%
AOL Time Warner, Inc. 6.75% 4/15/11	15,914	16,834
Comcast Cable Communications, Inc. 6.75% 1/30/11	23,665	24,837
Comcast Corp. 5.45% 11/15/10	1,150	1,183
COX Communications, Inc. 7.125% 10/1/12	18,400	20,608
News America, Inc. 5.3% 12/15/14	9,474	10,422
Time Warner Cable, Inc. 5.4% 7/2/12	12,680	13,607
		87,491
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	7,104
7.75% 4/1/11	7,050	7,532
		14,636
TOTAL CONSUMER DISCRETIONARY		150,470
CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12	12,697	13,047
7.2% 1/15/14 (f)	11,100	12,739
Diageo Capital PLC 5.2% 1/30/13	2,405	2,620
Diageo Finance BV 5.5% 4/1/13	8,519	9,342
The Coca-Cola Co. 3.625% 3/15/14	590	620
		38,368
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (f)	$ 2,175	$ 2,336
Kraft Foods, Inc.:
2.625% 5/8/13	14,534	14,687
5.625% 11/1/11	7,653	8,127
		25,150
Household Products - 0.2%
Procter & Gamble Co. 4.6% 1/15/14	12,134	13,120
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	9,502	10,136
TOTAL CONSUMER STAPLES		86,774
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	427
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy, Inc. 4.5% 9/15/14 (f)	11,287	11,881
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	6,965	7,115
Duke Energy Field Services:
6.875% 2/1/11	454	477
7.875% 8/16/10	211	218
EnCana Corp. 6.3% 11/1/11	936	1,009
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,864
Gazstream SA 5.625% 7/22/13 (f)	6,809	6,996
Nexen, Inc. 5.05% 11/20/13	334	359
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,699	7,384
Petroleum Export Ltd.:
4.623% 6/15/10 (f)	642	636
4.633% 6/15/10 (f)	400	397
Plains All American Pipeline LP:
4.25% 9/1/12	9,200	9,628
7.75% 10/15/12	1,925	2,174
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,693
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,742
Southeast Supply Header LLC 4.85% 8/15/14 (f)	9,401	9,747
Valero Energy Corp. 4.5% 2/1/15	4,199	4,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc. 6.375% 10/1/10 (f)	$ 11,000	$ 11,258
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,503
		106,301
TOTAL ENERGY		106,728
FINANCIALS - 14.8%
Capital Markets - 1.7%
Bear Stearns Companies, Inc.:
5.35% 2/1/12	401	429
6.95% 8/10/12	11,000	12,251
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,787
6.6% 1/15/12	450	488
6.875% 1/15/11	37	39
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	5,615	5,672
JPMorgan Chase & Co. 0.9019% 2/26/13 (l)	15,000	15,004
Merrill Lynch & Co., Inc. 6.05% 8/15/12	4,605	4,948
Morgan Stanley:
0.5494% 1/9/14 (l)	435	416
5.05% 1/21/11	6,808	7,049
5.25% 11/2/12	6,750	7,215
6% 5/13/14	5,890	6,371
6.6% 4/1/12	12,995	14,136
6.75% 4/15/11	8,280	8,748
Northern Trust Corp. 4.625% 5/1/14	1,346	1,450
The Bank of New York, Inc.:
4.3% 5/15/14	5,445	5,787
4.95% 1/14/11	33	34
UBS AG Stamford Branch 1.3519% 2/23/12 (l)	14,500	14,515
		126,339
Commercial Banks - 5.2%
American Express Bank FSB 0.2888% 4/26/10 (l)	6,977	6,976
American Express Centurion Bank 5.2% 11/26/10	229	236
ANZ National International Ltd. 2.375% 12/21/12 (f)	17,422	17,514
Bank of Nova Scotia 2.25% 1/22/13	9,380	9,516
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (f)	17,770	17,957
Barclays Bank PLC 2.5% 1/23/13	17,050	17,040
Chase Manhattan Corp. 7.875% 6/15/10	10,726	10,934
Commonwealth Bank of Australia 3.75% 10/15/14 (f)	16,410	16,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Agricole SA 0.4353% 6/7/11 (f)(l)	$ 10,000	$ 9,996
Credit Suisse New York Branch:
3.45% 7/2/12	8,559	8,869
5% 5/15/13	28,191	30,328
5.5% 5/1/14	5,549	6,062
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (f)(l)	1,144	1,087
HSBC Holdings PLC 0.4544% 10/6/16 (l)	770	740
ING Bank NV 2.65% 1/14/13 (f)	14,190	14,267
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (f)(l)	485	453
National Australia Bank Ltd.:
2.35% 11/16/12 (f)	18,048	18,325
2.5% 1/8/13 (f)	7,050	7,075
8.6% 5/19/10	6,800	6,919
PNC Funding Corp.:
0.3888% 1/31/12 (l)	470	463
3.625% 2/8/15	8,119	8,165
5.4% 6/10/14	8,490	9,218
Rabobank Nederland NV 2.65% 8/17/12 (f)	39,550	40,583
Royal Bank of Scotland PLC 1.5% 3/30/12 (f)	17,050	17,071
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (f)(l)	762	732
5.805% 6/20/16 (f)(l)	600	592
Santander US Debt SA Unipersonal 2.485% 1/18/13 (f)	17,800	17,856
Sovereign Bank 1.9588% 8/1/13 (l)	1,101	1,087
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	22,266	22,653
US Bancorp 4.2% 5/15/14	8,510	8,980
Wachovia Corp.:
0.3789% 4/23/12 (l)	49	48
0.3813% 10/15/11 (l)	7,045	7,008
Wells Fargo & Co.:
4.375% 1/31/13	10,956	11,524
5.25% 10/23/12	3,290	3,547
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	682	696
Westpac Banking Corp.:
0.549% 10/21/11 (f)(l)	13,280	13,270
2.25% 11/19/12	13,520	13,589
		377,999
Consumer Finance - 1.9%
American Express Credit Corp. 1.6288% 5/27/10 (l)	8,000	8,024
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
5.7% 9/15/11	$ 3,618	$ 3,803
7.375% 5/23/14	13,000	14,902
Discover Financial Services 0.7843% 6/11/10 (l)	542	540
General Electric Capital Corp.:
2.8% 1/8/13	7,523	7,588
3.5% 8/13/12	70,000	72,125
5.9% 5/13/14	7,870	8,636
Household Finance Corp. 6.375% 10/15/11	378	402
HSBC Finance Corp.:
5.25% 1/14/11	268	277
5.9% 6/19/12	6,125	6,571
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	11,021	11,024
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	2,665	2,785
		136,677
Diversified Financial Services - 3.5%
Bank of America Corp.:
4.375% 12/1/10	3,724	3,823
5.375% 8/15/11	8,270	8,719
7.4% 1/15/11	485	511
BB&T Corp. 3.375% 9/25/13	6,700	6,872
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	11,280	11,401
BP Capital Markets PLC 3.125% 3/10/12	13,400	13,917
Citigroup, Inc.:
0.34% 5/18/11 (l)	5,200	5,151
5.125% 2/14/11	6,500	6,700
5.3% 10/17/12	37,427	39,320
5.5% 4/11/13	6,500	6,804
6.5% 1/18/11	174	181
6.5% 8/19/13	7,379	7,937
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	29,731
Iberbond 2004 PLC 4.826% 12/24/17 (n)	7,413	6,894
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)	13,913	14,039
6.75% 2/1/11	50	53
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	14,100	14,203
3.5% 5/16/13	23,510	24,746
4.75% 5/15/12	13,190	14,204
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
MassMutual Global Funding II 3.625% 7/16/12 (f)	$ 4,300	$ 4,477
New York Life Global Fund:
2.25% 12/14/12 (f)	6,570	6,642
5.25% 10/16/12 (f)	10,930	11,877
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (l)	1,425	1,432
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,233
Prime Property Funding, Inc.:
5.35% 4/15/12 (f)	628	620
5.5% 1/15/14 (f)	144	138
TIAA Global Markets, Inc. 4.875% 1/12/11 (f)	334	343
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,089
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	150	136
		256,193
Insurance - 0.9%
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,578
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (f)(l)	8,708	8,612
MetLife, Inc. 6.125% 12/1/11	175	189
Metropolitan Life Global Funding I:
2.5% 1/11/13 (f)	11,430	11,512
2.875% 9/17/12 (f)	11,731	11,951
5.125% 6/10/14 (f)	5,093	5,466
5.75% 7/25/11 (f)	6,550	6,869
Monumental Global Funding II 5.65% 7/14/11 (f)	146	153
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,895
		69,225
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
5.5% 1/15/12	570	601
6.625% 9/15/11	136	145
Developers Diversified Realty Corp.:
4.625% 8/1/10	880	879
5% 5/3/10	4,910	4,912
Duke Realty LP 4.625% 5/15/13	57	58
Federal Realty Investment Trust 5.4% 12/1/13	129	136
		6,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.8%
Arden Realty LP 8.5% 11/15/10	$ 7,855	$ 8,197
Brandywine Operating Partnership LP 5.625% 12/15/10	13,745	14,007
Colonial Properties Trust 4.8% 4/1/11	7	7
Duke Realty LP:
5.625% 8/15/11	4,906	5,099
6.95% 3/15/11	3,815	3,957
ERP Operating LP 5.5% 10/1/12	90	96
Liberty Property LP 6.375% 8/15/12	7,473	7,998
Mack-Cali Realty LP:
5.05% 4/15/10	25	25
7.75% 2/15/11	361	379
Reckson Operating Partnership LP 5.15% 1/15/11	49	49
Simon Property Group LP:
4.2% 2/1/15	2,715	2,747
4.6% 6/15/10	4,622	4,667
5.3% 5/30/13	7,322	7,810
		55,038
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 7.375% 5/15/14	10,608	11,928
Countrywide Financial Corp. 5.8% 6/7/12	12,373	13,176
Countrywide Home Loans, Inc. 4% 3/22/11	5,643	5,812
Independence Community Bank Corp.:
2.0706% 4/1/14 (l)	5,021	4,957
2.3134% 6/20/13 (l)	5,937	5,902
US Central Federal Credit Union 1.9% 10/19/12	9,870	9,979
		51,754
TOTAL FINANCIALS		1,079,956
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,998
UnitedHealth Group, Inc. 5.125% 11/15/10	8,357	8,607
WellPoint, Inc. 5% 1/15/11	3,881	4,011
		23,616
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	$ 9,534	$ 10,172
Roche Holdings, Inc. 4.5% 3/1/12 (f)	7,200	7,659
		17,831
TOTAL HEALTH CARE		41,447
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	14,430	14,605
4.95% 6/1/14 (f)	7,300	7,708
6.4% 12/15/11 (f)	170	183
		22,496
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	224	223
Continental Airlines, Inc. 6.795% 2/2/20	215	197
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,766	8,908
		9,328
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	17,542
Industrial Conglomerates - 0.1%
Covidien International Finance SA 5.45% 10/15/12	3,003	3,298
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (f)	5,030	5,182
		8,480
TOTAL INDUSTRIALS		57,846
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.25% 2/24/12	8,100	8,562
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (l)	2,088	2,085
TOTAL INFORMATION TECHNOLOGY		10,647
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.7%
Chemicals - 0.5%
Dow Chemical Co. 4.85% 8/15/12	$ 24,758	$ 26,354
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	6,720	6,783
		33,137
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,862
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	3,300	3,651
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,084
		15,597
TOTAL MATERIALS		48,734
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.9%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,646
AT&T, Inc.:
4.95% 1/15/13	10,874	11,741
6.7% 11/15/13	2,385	2,717
British Telecommunications PLC 9.125% 12/15/10 (d)	6,239	6,629
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,870
France Telecom SA:
4.375% 7/8/14	7,631	8,106
7.75% 3/1/11 (d)	887	946
SBC Communications, Inc.:
5.875% 2/1/12	4,923	5,306
6.25% 3/15/11	2,241	2,370
Sprint Capital Corp. 7.625% 1/30/11	268	273
Telecom Italia Capital SA:
4.875% 10/1/10	10,749	10,962
6.175% 6/18/14	16,200	17,647
Telefonica Emisiones SAU 5.984% 6/20/11	26,426	27,901
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,438
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,610
		142,162
Wireless Telecommunication Services - 0.7%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (f)	14,442	15,098
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Verizon Wireless Capital LLC:
3.75% 5/20/11	$ 16,939	$ 17,496
5.25% 2/1/12	5,544	5,916
Vodafone Group PLC 5.5% 6/15/11	10,561	11,142
		49,652
TOTAL TELECOMMUNICATION SERVICES		191,814
UTILITIES - 1.6%
Electric Utilities - 1.2%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,590
EDP Finance BV 5.375% 11/2/12 (f)	6,575	7,079
Exelon Corp. 4.45% 6/15/10	14,150	14,301
FirstEnergy Corp. 6.45% 11/15/11	11,495	12,282
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,794
Mid-American Energy Co. 5.65% 7/15/12	309	336
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	14,477
Pepco Holdings, Inc. 4% 5/15/10	6,010	6,049
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,051
7.1% 3/1/11	9,628	10,157
Southern Co.:
0.649% 10/21/11 (l)	6,432	6,459
4.15% 5/15/14	1,976	2,086
		84,661
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,058	1,105
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 7.75% 4/15/11	669	714
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	124	128
7.5% 9/1/10	156	161
Dominion Resources, Inc. 6.3% 9/30/66 (l)	9,574	8,856
DTE Energy Co. 7.05% 6/1/11	9,501	10,067
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
KeySpan Corp. 7.625% 11/15/10	$ 4,110	$ 4,302
NiSource Finance Corp. 7.875% 11/15/10	4,391	4,584
		28,098
TOTAL UTILITIES		114,578
TOTAL NONCONVERTIBLE BONDS (Cost $1,830,337)		1,888,994
U.S. Government and Government Agency Obligations - 38.9%

Other Government Related - 3.3%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (g)	6,100	6,342
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)	10,006	10,217
3.125% 6/15/12 (FDIC Guaranteed) (g)	3,916	4,086
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)	18,300	18,483
1.875% 6/4/12 (FDIC Guaranteed) (g)	11,830	12,010
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)	22,590	22,788
1.875% 11/15/12 (FDIC Guaranteed) (g)	16,200	16,352
2.25% 12/10/12 (FDIC Guaranteed) (g)	16,520	16,843
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (g)	3,850	3,982
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)	20,330	20,596
2% 9/28/12 (FDIC Guaranteed) (g)	19,730	20,013
2.625% 12/28/12 (FDIC Guaranteed) (g)	17,600	18,120
3% 12/9/11 (FDIC Guaranteed) (g)	20,007	20,753
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (g)	2,300	2,350
3.25% 6/15/12 (FDIC Guaranteed) (g)	1,870	1,957
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (g)	2,310	2,402
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)	8,140	8,459
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)	$ 12,180	$ 12,684
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (g)	19,250	19,961
TOTAL OTHER GOVERNMENT RELATED		238,398
U.S. Government Agency Obligations - 5.2%
Fannie Mae:
1% 4/4/12	33,170	33,156
1.75% 3/23/11	13,985	14,173
1.75% 2/22/13	7,416	7,458
2% 1/9/12	65,570	66,934
2.5% 5/15/14	68,673	69,631
2.75% 3/13/14	5,210	5,342
Federal Home Loan Bank:
1.625% 11/21/12 (e)	36,385	36,582
1.625% 3/20/13	21,240	21,247
1.75% 8/22/12	12,100	12,241
Freddie Mac:
1.625% 4/26/11	75,000	75,959
2.125% 3/23/12	21,006	21,510
2.125% 9/21/12	10,220	10,423
2.5% 4/23/14	5,880	5,960
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		380,616
U.S. Treasury Obligations - 30.4%
U.S. Treasury Notes:
0.875% 1/31/12	1,243,988	1,246,274
1% 12/31/11 (j)	123,092	123,683
1.375% 5/15/12	43,155	43,576
1.375% 1/15/13	346,384	347,142
1.375% 2/15/13	228,851	229,066
1.875% 6/15/12 (i)	152,088	155,213
4.625% 8/31/11	72,927	77,391
TOTAL U.S. TREASURY OBLIGATIONS		2,222,345
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,823,815)		2,841,359
U.S. Government Agency - Mortgage Securities - 8.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.6%
2.22% 4/1/36 (l)	$ 2,456	$ 2,510
2.276% 4/1/36 (l)	1,061	1,086
2.367% 1/1/35 (l)	4,985	5,103
2.439% 10/1/33 (l)	139	142
2.494% 7/1/35 (l)	133	136
2.495% 10/1/33 (l)	3,500	3,556
2.571% 12/1/34 (l)	450	460
2.593% 2/1/33 (l)	288	294
2.6% 10/1/33 (l)	308	314
2.697% 12/1/34 (l)	2,379	2,473
2.799% 10/1/33 (l)	426	443
2.85% 5/1/35 (l)	4,009	4,144
2.914% 11/1/36 (l)	646	671
3.013% 3/1/35 (l)	48	50
3.046% 4/1/35 (l)	4,161	4,276
3.047% 7/1/35 (l)	3,208	3,322
3.124% 10/1/35 (l)	888	912
3.164% 2/1/39 (l)	15,142	15,577
3.168% 11/1/34 (l)	2,315	2,411
3.173% 3/1/35 (l)	161	166
3.201% 1/1/40 (l)	7,256	7,399
3.258% 1/1/40 (l)	19,760	20,183
3.265% 9/1/34 (l)	478	493
3.281% 2/1/40 (l)	12,000	12,258
3.349% 1/1/40 (l)	11,728	12,016
3.358% 7/1/34 (l)	166	171
3.376% 8/1/33 (l)	4,490	4,637
3.38% 7/1/35 (l)	1,173	1,212
3.451% 8/1/35 (l)	2,657	2,751
3.518% 4/1/35 (l)	6,880	7,148
3.558% 2/1/40 (l)	4,214	4,337
3.561% 7/1/33 (l)	5,164	5,348
3.564% 3/1/37 (l)	7,777	8,049
3.569% 7/1/35 (l)	27,681	28,353
3.571% 10/1/35 (l)	15,814	16,424
3.589% 12/1/39 (l)	2,202	2,270
3.61% 5/1/33 (l)	67	70
3.682% 2/1/34 (l)	104	107
3.695% 10/1/35 (l)	1,121	1,176
3.696% 12/1/39 (l)	8,633	8,928
3.704% 11/1/36 (l)	4,992	5,173
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.721% 9/1/39 (l)	$ 1,994	$ 2,066
3.727% 11/1/36 (l)	2,764	2,873
3.739% 3/1/34 (l)	280	288
3.777% 10/1/39 (l)	12,193	12,586
3.803% 2/1/35 (l)	4,153	4,299
4.06% 3/1/35 (l)	203	208
4.06% 7/1/35 (l)	1,264	1,311
4.17% 7/1/35 (l)	1,599	1,657
4.239% 12/1/33 (l)	2,040	2,101
4.288% 6/1/36 (l)	506	524
4.323% 3/1/35 (l)	4,778	4,898
4.372% 10/1/37 (l)	979	1,018
4.43% 3/1/35 (l)	454	469
4.482% 5/1/35 (l)	11,434	11,825
4.5% 12/1/18 to 4/1/20	56,226	59,452
4.717% 11/1/35 (l)	5,455	5,682
4.785% 2/1/36 (l)	7,801	8,151
4.793% 2/1/36 (l)	18,355	18,991
4.817% 2/1/36 (l)	1,334	1,396
4.886% 7/1/35 (l)	5,139	5,320
5% 3/1/18 to 1/1/21	50,264	53,628
5.011% 9/1/36 (l)	11,485	12,049
5.126% 9/1/35 (l)	30,126	31,150
5.5% 3/1/16 to 1/1/20	23,142	24,919
6.5% 11/1/11 to 3/1/35	16,929	18,269
7% 10/1/12 to 11/1/18	1,596	1,723
7.5% 6/1/12 to 11/1/31	93	99
11.5% 11/1/15	10	10
TOTAL FANNIE MAE		483,511
Freddie Mac - 1.8%
2.746% 12/1/35 (l)	3,101	3,165
3.033% 11/1/35 (l)	2,160	2,239
3.343% 1/1/36 (l)	1,801	1,871
3.345% 1/1/35 (l)	374	390
3.425% 3/1/35 (l)	973	1,002
3.467% 4/1/35 (l)	14,929	15,475
3.519% 12/1/39 (l)	6,917	7,099
3.526% 1/1/35 (l)	209	215
3.582% 8/1/34 (l)	1,191	1,242
3.618% 2/1/40 (l)	12,175	12,546
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.668% 4/1/35 (l)	$ 5,426	$ 5,602
3.852% 3/1/35 (l)	2,553	2,647
4.021% 6/1/35 (l)	510	530
4.104% 8/1/36 (l)	1,715	1,781
4.237% 5/1/35 (l)	2,239	2,315
4.399% 3/1/33 (l)	63	66
4.491% 6/1/35 (l)	1,272	1,318
4.5% 8/1/18 to 11/1/18 (h)	44,060	46,559
4.911% 9/1/35 (l)	3,012	3,113
5% 4/1/20	19,556	20,884
5.006% 6/1/37 (l)	3,256	3,403
5.681% 10/1/35 (l)	812	853
8.5% 5/1/27 to 7/1/28	329	373
12% 11/1/19	18	21
TOTAL FREDDIE MAC		134,709
Government National Mortgage Association - 0.1%
7% 11/15/27 to 8/15/32	3,074	3,375
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $609,011)		621,595
Asset-Backed Securities - 12.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,408	1,795
Series 2005-1 Class M1, 0.6988% 4/25/35 (l)	1,226	476
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (l)	417	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (l)	106	100
Class M2, 1.8788% 2/25/34 (l)	115	60
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (l)	157	139
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (l)	116	3
Series 2006-OP1:
Class M1, 0.5088% 4/25/36 (l)	8,000	473
Class M4, 0.5988% 4/25/36 (l)	115	3
Class M5, 0.6188% 4/25/36 (l)	75	1
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7088% 10/20/14 (l)	152	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust: - continued
Series 2007-A4 Class A4, 0.2588% 4/22/13 (l)	$ 736	$ 717
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (f)(l)	219	219
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (f)	11,180	11,298
Series 2009-A Class A3, 2.33% 6/17/13 (f)	2,780	2,828
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (f)(l)	15,340	15,340
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	5,283	5,335
Series 2005-DA Class A4, 5.02% 11/6/12	5,212	5,244
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,758
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,314	2,346
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.8888% 11/25/34 (l)	7,506	2,500
Series 2004-R2 Class M3, 0.7788% 4/25/34 (l)	103	11
Series 2005-R2 Class M1, 0.6788% 4/25/35 (l)	1,390	994
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (l)	378	270
Series 2004-W7 Class M1, 0.7788% 5/25/34 (l)	227	107
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (l)	1,016	323
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5988% 3/25/36 (l)	63	3
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(l)	2,749	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)	6,600	6,758
Class A4, 3.52% 6/15/16 (f)	5,400	5,642
1.7% 12/15/11 (f)	2,900	2,914
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	4,400	4,474
Series 2009-3A Class A3, 1.67% 12/16/13 (f)	10,900	11,001
Bank of America Credit Card Master Trust:
Series 2006-A16 Class A16, 4.72% 5/15/13	21,841	22,525
Series 2007-B4 Class B4, 0.3219% 9/15/12 (l)	9,940	9,925
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	13,020	13,296
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (l)	9,487	9,202
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (l)	1,477	1,403
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (l)	$ 191	$ 184
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	8,281	8,437
Class C, 5.31% 6/15/12	391	400
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,992
Class C, 5.38% 11/15/12	139	145
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,365	1,370
Class D, 6.05% 1/17/12	4,053	4,021
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (f)(l)	23,350	23,399
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	6,530	6,821
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	82	82
Series 2007-C Class A4, 5.23% 7/15/14	6,640	7,019
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (l)	4,680	4,680
Series 2006-A2 Class A, 4.85% 11/15/13	2,800	2,899
Series 2007-A6 Class A6, 0.3019% 5/15/13 (l)	4,516	4,512
Series 2007-B4 Class B4, 0.3231% 2/15/13 (l)	5,486	5,479
Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	18,174
Series 2007-C3 Class C3, 0.5219% 4/15/13 (f)(l)	1,958	1,951
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,457
Series 2009-A1 Class A1, 1.3331% 4/15/13 (l)	3,900	3,909
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,831
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,808
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (f)(l)	308	33
Class B, 0.9788% 7/20/39 (f)(l)	178	9
Class C, 1.3288% 7/20/39 (f)(l)	229	2
CarMax Auto Owner Trust:
Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,372
Series 2009-2 Class A3, 1.74% 4/15/14	3,830	3,855
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (l)	768	153
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (l)	287	5
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (l)	53	11
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (l)	125	5
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (l)	1,214	413
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (f)(l)	$ 121	$ 107
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	136	121
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	1,319	1,329
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	9,290	9,614
Series 2007-A17 Class A, 5.12% 10/15/14	3,600	3,915
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,812
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,640
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	161	161
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,439
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,535
Series 2007-B6 Class B6, 5% 11/8/12	17,265	17,666
Series 2009-A3 Class A3, 2.7% 6/24/13	7,120	7,280
Series 2009-A5 Class A5, 2.25% 12/23/14	22,740	22,891
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (f)	6,300	6,340
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (l)	515	23
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (l)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (l)	32	31
Series 2007-4 Class A1A, 0.3513% 9/25/37 (l)	184	178
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0*
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.4788% 7/25/34 (l)	419	281
Series 2004-3 Class M4, 1.1988% 4/25/34 (l)	107	27
Series 2004-4 Class M2, 1.0238% 6/25/34 (l)	396	137
Series 2005-3 Class MV1, 0.6488% 8/25/35 (l)	1,079	985
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (l)	173	158
CPS Auto Receivables Trust:
Series 2007-B Class A3, 5.47% 11/15/11 (f)	28	28
Series 2007-C Class A3, 5.43% 5/15/12 (f)	2,468	2,502
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (l)	1,958	1,957
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (f)	4,135	3,236
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.4492% 5/28/35 (l)	$ 634	$ 551
Class AB3, 0.5874% 5/28/35 (l)	273	237
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (l)	196	69
Series 2006-2 Class M1, 0.5388% 7/25/36 (l)	6,145	111
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (l)	3,407	1,082
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (l)	2,581	2,294
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (l)	46	45
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (f)	4,200	4,224
Series 2010-A Class A2, 1.04% 3/15/13 (f)	15,100	15,100
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	10,324
Series 2006-C:
Class B, 5.3% 6/15/12	91	96
Class C, 5.47% 9/15/12	6,400	6,748
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,751
Class C, 5.8% 2/15/13	4,100	4,380
Series 2008-B Class A3A, 4.28% 5/15/12	20,589	21,018
Series 2009-B:
Class A2, 2.4604% 11/15/11	2,500	2,513
Class A3, 2.79% 8/15/13	3,650	3,743
Series 2009-D Class A3, 2.17% 10/15/13	3,500	3,560
Series 2009-E Class A3, 1.51% 1/15/14	7,400	7,430
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (l)	520	501
Series 2010-1 Class A, 1.8822% 12/15/14 (f)(l)	13,310	13,373
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Series 2007-1:
Class A4, 5.03% 2/16/15	8,105	8,357
Class C, 5.43% 2/16/15	9,937	9,377
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.1788% 11/25/34 (l)	410	77
Class M5, 1.2288% 11/25/34 (l)	262	39
Series 2005-A:
Class M3, 0.7188% 1/25/35 (l)	639	208
Class M4, 0.9088% 1/25/35 (l)	245	33
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2006-A Class M1, 0.5288% 5/25/36 (l)	$ 10,000	$ 368
Series 2006-D Class M1, 0.4588% 11/25/36 (l)	77	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (f)(l)	1,714	1,114
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	3,374	2,531
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (f)(l)	212	187
Series 2006-2A:
Class A, 0.4119% 11/15/34 (f)(l)	263	200
Class B, 0.5119% 11/15/34 (f)(l)	95	33
Class C, 0.6119% 11/15/34 (f)(l)	158	44
Class D, 0.9819% 11/15/34 (f)(l)	60	13
GE Capital Credit Card Master Note Trust:
Series 2007-1:
Class B, 4.95% 3/15/13	16,195	16,195
Class C, 0.5019% 3/15/13 (l)	3,196	3,196
Series 2007-3 Class B, 5.49% 6/15/13	17,655	17,879
Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,226
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (l)	126	122
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (l)	177	106
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.5688% 4/20/32 (l)	472	465
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	23	24
Class C, 5.74% 12/15/14	49	47
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (l)	1,604	759
Series 2006-HE6 Class A1, 0.2588% 8/25/36 (l)	2,778	2,695
Series 2006-HE8 Class A2A, 0.2988% 1/25/37 (l)	1,466	1,432
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (l)	658	35
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (l)	290	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (f)(l)	4,169	793
Series 2006-3:
Class B, 0.6288% 9/25/46 (f)(l)	3,791	682
Class C, 0.7788% 9/25/46 (f)(l)	9,428	1,226
Home Equity Asset Trust:
Series 2002-2 Class A4, 0.9306% 6/25/32 (l)	33	19
Series 2003-2 Class M1, 1.5488% 8/25/33 (l)	116	62
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-3 Class M1, 1.5188% 8/25/33 (l)	$ 581	$ 280
Series 2003-5 Class A2, 0.9288% 12/25/33 (l)	205	105
Series 2004-1 Class M2, 1.9288% 6/25/34 (l)	872	482
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (l)	128	123
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (l)	1,469	1,379
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (l)	84	79
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	5,070	5,354
Series 2009-3 Class A3, 2.31% 5/15/13	4,800	4,884
Series 2010-1 Class A4, 1.98% 5/23/16	2,750	2,749
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,938
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (l)	616	372
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (l)	902	310
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,510	3,568
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	177	177
Class C, 5.34% 11/15/12	177	178
Series 2006-B Class C, 5.25% 5/15/13	1,663	1,692
Series 2007-A Class A3A, 5.04% 1/17/12	3,574	3,630
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,610	9,680
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (f)	574	574
Class C, 5.61% 12/15/14 (f)	1,546	1,548
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (l)	49	1
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (l)	903	733
Class MV1, 0.4588% 11/25/36 (l)	734	266
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (l)	137	7
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (l)	620	508
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (l)	3	3
Class 2C, 1.4006% 3/27/42 (l)	516	96
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (f)(l)	1,640	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	$ 396	$ 404
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3088% 6/25/34 (l)	159	114
Series 2006-6 Class 2A3, 0.3788% 7/25/36 (l)	10,340	3,209
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	1,478	1,503
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	541	475
Class C, 6.125% 4/20/28 (f)	541	440
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (l)	326	11
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (l)	528	26
MBNA Asset Backed Note Trust:
Series 2000-E Class C, 8.8% 10/15/12 (f)	6,630	6,726
Series 2000-H Class C, 1.4319% 1/15/13 (f)(l)	10,610	10,572
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,067
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (l)	50	22
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	75	76
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (l)	161	115
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (l)	1,390	1,223
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (l)	10	9
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (l)	1,568	891
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (l)	367	284
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (l)	269	102
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (l)	280	64
Series 2006-NC4 Class A2D, 0.4688% 6/25/36 (l)	7,135	2,065
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (l)	63	2
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(l)(m)	8,942	367
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	5,932	1,077
Series 2005-2 Class AIO, 7.73% 3/25/12 (m)	4,760	23
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	13,962	663
Series 2006-2 Class AIO, 6% 8/25/11 (m)	3,755	253
Series 2006-3:
Class A1, 0.2588% 9/25/19 (l)	154	153
Class AIO, 7.1% 1/25/12 (m)	26,229	3,058
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class A1, 0.2588% 3/25/25 (l)	$ 393	$ 387
Class AIO, 6.35% 2/27/12 (m)	4,953	561
Class D, 1.3288% 5/25/32 (l)	398	11
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)	380	53
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)	323	47
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.6988% 2/25/36 (l)	327	35
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	3,540	3,557
Class A3, 2.92% 12/15/11	11,200	11,441
Series 2009-B Class A3, 2.07% 1/15/15	5,450	5,517
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (l)	165	160
Nordstrom Credit Card Master Note Trust II Series 2007-1A Class A, 4.92% 5/15/13 (f)	2,500	2,512
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9988% 10/30/45 (l)	5,306	4,828
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (f)(l)	381	149
Series 2006-1A Class A, 1.6288% 3/20/11 (f)(l)	792	293
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (l)	8	8
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (l)	11	11
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (l)	3,309	914
Class M4, 1.6788% 9/25/34 (l)	460	65
Series 2004-WWF1 Class M4, 1.3288% 1/25/35 (l)	7,490	1,102
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (l)	944	658
Class M3, 0.7888% 1/25/35 (l)	322	155
Class M4, 1.0588% 1/25/35 (l)	994	133
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (l)	1,178	16
Class M9, 2.1088% 5/25/35 (l)	201	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (f)(l)	2,746	2,720
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	5,101	5,095
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 956	$ 794
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (l)	3	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (l)	1,204	773
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (l)	23	0*
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (l)	15	7
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (l)	8	7
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (f)(l)	585	544
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.4536% 6/15/21 (l)	8,200	7,057
Series 2004-A:
Class B, 0.8336% 6/15/33 (l)	2,087	1,178
Class C, 1.2036% 6/15/33 (l)	5,771	876
Series 2004-B Class C, 1.1236% 9/15/33 (l)	8,600	3,440
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (l)	53	12
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (l)	65	55
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	292	278
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (l)	2,098	2,091
Class B, 0.4519% 6/15/12 (l)	101	99
Class C, 0.7319% 6/15/12 (l)	61	60
Series 2007-2 Class A, 0.8819% 10/15/12 (l)	10,786	10,738
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (l)	386	277
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (f)(l)	262	13
Triad Auto Receivables Owner Trust Series 2007-A Class A3, 5.28% 2/13/12	102	103
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (l)	2,471	2,438
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	9,280	9,353
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	11,200	11,522
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust:
Series 2006-1:
Class A4, 5.08% 4/20/12 (f)	$ 122	$ 124
Class D, 5.42% 4/21/14 (f)	18,700	18,227
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	98	101
Class D, 5.54% 12/20/12 (f)	11,864	12,063
Series 2007-1 Class D, 5.65% 2/20/13	14,940	15,274
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (l)	309	5
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (f)(l)	5,080	5,006
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	24,186	24,839
Series 2007-A5A Class A5, 0.9819% 10/15/14 (f)(l)	1,040	1,041
Series 2007-B1 Class B1, 4.95% 3/17/14 (f)	10,708	10,732
Series 2007-C1 Class C1, 0.6319% 5/15/14 (f)(l)	3,116	3,112
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	5	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (f)(l)	5,569	668
TOTAL ASSET-BACKED SECURITIES (Cost $950,949)		884,071
Collateralized Mortgage Obligations - 5.4%

Private Sponsor - 1.4%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.34% 2/17/52 (f)(l)	12,300	12,164
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (f)(l)	961	385
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4419% 3/15/22 (f)(l)	1,906	1,823
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (l)	350	310
Series 2004-1 Class 2A2, 3.676% 10/25/34 (l)	264	230
Series 2004-A Class 2A2, 4.4789% 2/25/34 (l)	78	70
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (l)	63	53
Class 2A2, 4.5532% 3/25/34 (l)	225	198
Series 2004-D Class 2A2, 3.8658% 5/25/34 (l)	535	473
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-G Class 2A7, 3.9253% 8/25/34 (l)	$ 473	$ 416
Series 2004-H Class 2A1, 3.7605% 9/25/34 (l)	417	357
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (l)	2,436	1,829
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (f)(l)(m)	1,083	14
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (l)	17	17
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0*
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (l)	35	33
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (l)	147	142
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (l)	33	24
Fosse Master Issuer PLC:
floater:
Series 2006-1A:
Class B2, 0.4113% 10/18/54 (f)(l)	2,075	1,987
Class C2, 0.7213% 10/18/54 (f)(l)	696	640
Class M2, 0.5013% 10/18/54 (f)(l)	1,193	1,090
Series 2007-1A Class A2, 0.3313% 10/18/54 (f)(l)	5,760	5,722
Series 2007-1A Class C2, 0.8013% 10/18/54 (f)(l)	4,177	4,143
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (f)(l)	1,751	1,591
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (f)(l)	2,097	1,997
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (l)	49	17
Series 2006-1A Class C2, 0.8288% 12/20/54 (f)(l)	4,170	1,460
Series 2006-2:
Class C1, 0.6988% 12/20/54 (l)	15,090	5,131
Class M2, 0.4588% 12/20/54 (l)	3,000	1,800
Series 2006-3 Class C2, 0.7288% 12/20/54 (l)	6,611	2,314
Series 2006-4:
Class B1, 0.3188% 12/20/54 (l)	13,366	9,089
Class C1, 0.6088% 12/20/54 (l)	8,172	2,860
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 0.3988% 12/20/54 (l)	$ 3,521	$ 2,183
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (l)	1,340	456
Class 1M1, 0.3788% 12/20/54 (l)	881	529
Class 2C1, 0.6588% 12/20/54 (l)	610	207
Class 2M1, 0.4788% 12/20/54 (l)	1,132	679
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (l)	1,568	549
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (l)	2,644	1,256
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (l)	44	36
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (l)	270	156
Holmes Financing No. 10 PLC floater Series 10A Class 4A1, 0.3313% 7/15/40 (f)(l)	6,208	6,172
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (l)	145	47
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (f)(l)	1,171	529
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (l)	854	351
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (l)	131	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (l)	1,206	646
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (f)(l)	151	113
Class C, 0.4219% 6/15/22 (f)(l)	926	602
Class D, 0.4319% 6/15/22 (f)(l)	356	196
Class E, 0.4419% 6/15/22 (f)(l)	570	296
Class F, 0.4719% 6/15/22 (f)(l)	984	462
Class G, 0.5419% 6/15/22 (f)(l)	214	96
Class H, 0.5619% 6/15/22 (f)(l)	428	171
Class J, 0.6019% 6/15/22 (f)(l)	499	175
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (l)	1,827	1,407
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (l)	1,778	109
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (l)	1,429	1,387
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (f)(l)	$ 976	$ 459
Class B6, 3.0784% 7/10/35 (f)(l)	115	60
Series 2004-A:
Class B4, 1.4284% 2/10/36 (f)(l)	459	240
Class B5, 1.9284% 2/10/36 (f)(l)	306	163
Series 2004-B:
Class B4, 1.3284% 2/10/36 (f)(l)	268	137
Class B5, 1.7784% 2/10/36 (f)(l)	202	86
Class B6, 2.2284% 2/10/36 (f)(l)	71	22
Series 2004-C:
Class B4, 1.1784% 9/10/36 (f)(l)	353	164
Class B5, 1.5784% 9/10/36 (f)(l)	395	176
Class B6, 1.9784% 9/10/36 (f)(l)	80	29
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	240	206
Series 2004-SL3 Class A1, 7% 8/25/16	24	21
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (f)(l)	235	195
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0*
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (l)	29	14
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4288% 6/25/35 (l)	530	430
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (f)(l)	51	44
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (l)	2,204	1,169
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (l)	10,786	10,489
Series 2006-5 Class A1, 0.3488% 6/25/36 (l)	5,467	5,292
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (f)(l)	5,894	5,685
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (l)	7	7
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (l)	799	713
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (l)	985	861
TOTAL PRIVATE SPONSOR		103,852
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.0%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 2,064	$ 2,137
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,370
Series 2006-64 Class PA, 5.5% 2/25/30	11,284	11,764
Series 2008-29 Class CA, 4.5% 9/25/35	19,443	20,319
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	11,120	11,634
Series 2006-4 Class PB, 6% 9/25/35	12,617	13,543
Series 2006-49 Class CA, 6% 2/25/31	14,391	15,082
Series 2006-54 Class PE, 6% 2/25/33	5,558	5,935
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,798	3,040
Series 2002-56 Class MC, 5.5% 9/25/17	1,775	1,913
Series 2003-123 Class AB, 4% 10/25/16	6,260	6,438
Series 2003-76 Class BA, 4.5% 3/25/18	7,449	7,802
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,300	1,414
Series 2508 Class UL, 5% 12/15/16	1,238	1,272
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	43,924	45,615
Class KH, 4% 12/15/14	44,242	46,234
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	3,705	4,011
Series 2394 Class KD, 6% 12/15/16	2,082	2,250
Series 2417 Class EH, 6% 2/15/17	1,179	1,261
Series 2535 Class PC, 6% 9/15/32	3,910	4,158
Series 2617 Class TH, 4.5% 5/15/15	1,511	1,510
Series 2656 Class BW, 4.5% 4/15/28	2,902	2,944
Series 2677 Class LD, 4.5% 3/15/17	6,390	6,646
Series 2690 Class PD, 5% 2/15/27	4,398	4,475
Series 2702 Class AB, 4.5% 7/15/27	9,121	9,310
Series 2755 Class LC, 4% 6/15/27	4,409	4,470
Series 2770 Class UD, 4.5% 5/15/17	8,730	9,201
Series 2901 Class UM, 4.5% 1/15/30	10,589	11,031
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	$ 2,403	$ 2,535
Series 2635 Class DG, 4.5% 1/15/18	8,523	8,906
Series 2780 Class A, 4% 12/15/14	4,406	4,455
Series 2867 Class EA, 4.5% 11/15/18	2,918	3,048
Series 2895 Class EJ, 4% 8/15/17	6,157	6,367
Series 2970 Class YA, 5% 9/15/18	2,605	2,701
TOTAL U.S. GOVERNMENT AGENCY		291,791
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $403,049)		395,643
Commercial Mortgage Securities - 4.0%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9775% 2/3/11 (f)(l)(m)	79,110	704
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5186% 2/14/43 (l)(m)	18,744	673
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	78	80
Series 2006-5 Class A1, 5.185% 9/10/47	1,935	1,962
Series 2007-2 Class A1, 5.421% 4/10/49	64	66
Series 2007-3 Class A1, 5.6579% 6/10/49 (l)	6,452	6,642
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2006-1 Class A1, 5.219% 9/10/45 (l)	176	178
Series 2003-2 Class XP, 0.293% 3/11/41 (f)(l)(m)	3,887	10
Series 2004-6 Class XP, 0.4983% 12/10/42 (l)(m)	33,368	277
Series 2005-4 Class XP, 0.1537% 7/10/45 (l)(m)	52,373	244
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7019% 3/15/22 (f)(l)	415	315
Class G, 0.7619% 3/15/22 (f)(l)	269	188
Series 2006-BIX1:
Class F, 0.5419% 10/15/19 (f)(l)	1,104	751
Class G, 0.5619% 10/15/19 (f)(l)	767	445
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (f)(l)	$ 59	$ 31
Series 2004-1:
Class A, 0.5888% 4/25/34 (f)(l)	2,755	2,121
Class B, 2.1288% 4/25/34 (f)(l)	293	135
Class M1, 0.7888% 4/25/34 (f)(l)	250	157
Class M2, 1.4288% 4/25/34 (f)(l)	218	116
Series 2004-2:
Class A, 0.6588% 8/25/34 (f)(l)	1,991	1,449
Class M1, 0.8088% 8/25/34 (f)(l)	664	379
Series 2004-3:
Class A1, 0.5988% 1/25/35 (f)(l)	3,562	2,547
Class A2, 0.6488% 1/25/35 (f)(l)	506	319
Class M1, 0.7288% 1/25/35 (f)(l)	251	135
Class M2, 1.2288% 1/25/35 (f)(l)	142	65
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (f)(l)	1,005	678
Class M1, 0.6588% 8/25/35 (f)(l)	70	32
Class M2, 0.7088% 8/25/35 (f)(l)	115	49
Class M3, 0.7288% 8/25/35 (f)(l)	63	25
Class M4, 0.8388% 8/25/35 (f)(l)	58	22
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (f)(l)	510	359
Class A2, 0.6288% 11/25/35 (f)(l)	355	215
Class M1, 0.6688% 11/25/35 (f)(l)	60	28
Class M2, 0.7188% 11/25/35 (f)(l)	77	34
Class M3, 0.7388% 11/25/35 (f)(l)	69	28
Class M4, 0.8288% 11/25/35 (f)(l)	85	33
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (f)(l)	4,862	3,039
Class B1, 1.6288% 1/25/36 (f)(l)	381	118
Class M1, 0.6788% 1/25/36 (f)(l)	1,552	761
Class M2, 0.6988% 1/25/36 (f)(l)	505	232
Class M3, 0.7288% 1/25/36 (f)(l)	669	288
Class M4, 0.8388% 1/25/36 (f)(l)	371	141
Class M5, 0.8788% 1/25/36 (f)(l)	371	128
Class M6, 0.9288% 1/25/36 (f)(l)	377	121
Series 2006-1:
Class A2, 0.5888% 4/25/36 (f)(l)	1,609	945
Class M1, 0.6088% 4/25/36 (f)(l)	500	213
Class M2, 0.6288% 4/25/36 (f)(l)	529	210
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6488% 4/25/36 (f)(l)	$ 454	$ 169
Class M4, 0.7488% 4/25/36 (f)(l)	258	92
Class M5, 0.7888% 4/25/36 (f)(l)	249	84
Class M6, 0.8688% 4/25/36 (f)(l)	542	173
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (f)(l)	1,830	1,249
Class A2, 0.5088% 7/25/36 (f)(l)	1,356	794
Class B1, 1.0988% 7/25/36 (f)(l)	491	146
Class B3, 2.9288% 7/25/36 (f)(l)	809	216
Class M1, 0.5388% 7/25/36 (f)(l)	1,423	616
Class M2, 0.5588% 7/25/36 (f)(l)	1,001	399
Class M3, 0.5788% 7/25/36 (f)(l)	792	295
Class M4, 0.6488% 7/25/36 (f)(l)	531	189
Class M5, 0.6988% 7/25/36 (f)(l)	655	219
Class M6, 0.7688% 7/25/36 (f)(l)	1,029	331
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (f)(l)	108	18
Class B2, 1.5788% 10/25/36 (f)(l)	78	12
Class B3, 2.8288% 10/25/36 (f)(l)	126	19
Class M4, 0.6588% 10/25/36 (f)(l)	119	32
Class M5, 0.7088% 10/25/36 (f)(l)	142	34
Class M6, 0.7888% 10/25/36 (f)(l)	279	56
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (f)(l)	547	368
Class A2, 0.4988% 12/25/36 (f)(l)	2,480	1,138
Class B1, 0.9288% 12/25/36 (f)(l)	86	20
Class B2, 1.4788% 12/25/36 (f)(l)	88	19
Class B3, 2.6788% 12/25/36 (f)(l)	148	27
Class M1, 0.5188% 12/25/36 (f)(l)	178	58
Class M2, 0.5388% 12/25/36 (f)(l)	119	36
Class M3, 0.5688% 12/25/36 (f)(l)	121	35
Class M4, 0.6288% 12/25/36 (f)(l)	145	39
Class M5, 0.6688% 12/25/36 (f)(l)	133	33
Class M6, 0.7488% 12/25/36 (f)(l)	119	28
Series 2007-1:
Class A2, 0.4988% 3/25/37 (f)(l)	2,556	1,508
Class B1, 0.8988% 3/25/37 (f)(l)	820	156
Class B2, 1.3788% 3/25/37 (f)(l)	591	95
Class B3, 3.5788% 3/25/37 (f)(l)	1,679	218
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M1, 0.4988% 3/25/37 (f)(l)	$ 694	$ 274
Class M2, 0.5188% 3/25/37 (f)(l)	522	183
Class M3, 0.5488% 3/25/37 (f)(l)	463	144
Class M4, 0.5988% 3/25/37 (f)(l)	356	100
Class M5, 0.6488% 3/25/37 (f)(l)	581	145
Class M6, 0.7288% 3/25/37 (f)(l)	812	179
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (f)(l)	430	280
Class A2, 0.5488% 7/25/37 (f)(l)	403	189
Class B1, 1.8288% 7/25/37 (f)(l)	126	19
Class B2, 2.4788% 7/25/37 (f)(l)	109	18
Class B3, 3.5788% 7/25/37 (f)(l)	123	17
Class M1, 0.5988% 7/25/37 (f)(l)	143	50
Class M2, 0.6388% 7/25/37 (f)(l)	80	25
Class M3, 0.7188% 7/25/37 (f)(l)	81	21
Class M4, 0.8788% 7/25/37 (f)(l)	157	34
Class M5, 0.9788% 7/25/37 (f)(l)	138	28
Class M6, 1.2288% 7/25/37 (f)(l)	175	30
Series 2007-3:
Class A2, 0.5188% 7/25/37 (f)(l)	640	306
Class B1, 1.1788% 7/25/37 (f)(l)	558	120
Class B2, 1.8288% 7/25/37 (f)(l)	1,438	261
Class B3, 4.2288% 7/25/37 (f)(l)	742	113
Class M1, 0.5388% 7/25/37 (f)(l)	482	173
Class M2, 0.5688% 7/25/37 (f)(l)	517	171
Class M3, 0.5988% 7/25/37 (f)(l)	839	260
Class M4, 0.7288% 7/25/37 (f)(l)	1,316	362
Class M5, 0.8288% 7/25/37 (f)(l)	667	155
Class M6, 1.0288% 7/25/37 (f)(l)	508	131
Series 2007-4A:
Class A2, 0.7788% 9/25/37 (f)(l)	4,835	2,176
Class B1, 2.7788% 9/25/37 (f)(l)	817	90
Class B2, 3.6788% 9/25/37 (f)(l)	3,044	304
Class M1, 1.1788% 9/25/37 (f)(l)	762	175
Class M2, 1.2788% 9/25/37 (f)(l)	762	145
Class M4, 1.8288% 9/25/37 (f)(l)	2,003	300
Class M5, 1.9788% 9/25/37 (f)(l)	2,003	260
Class M6, 2.1788% 9/25/37 (f)(l)	2,004	240
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(m)	21,134	676
Series 2006-2A Class IO, 1.7976% 7/25/36 (d)(f)(m)	54,711	3,288
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (f)(l)	$ 542	$ 298
Class H, 0.8819% 3/15/19 (f)(l)	365	175
Class J, 1.0819% 3/15/19 (f)(l)	274	118
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (f)(l)	303	152
Class E, 0.5319% 3/15/22 (f)(l)	1,576	741
Class F, 0.5819% 3/15/22 (f)(l)	967	416
Class G, 0.6319% 3/15/22 (f)(l)	248	99
Class H, 0.7819% 3/15/22 (f)(l)	303	109
Class J, 0.9319% 3/15/22 (f)(l)	303	85
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,829
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	75	77
Series 2007-PW17 Class A1, 5.282% 6/11/50	5,939	6,070
Series 2002-TOP8 Class X2, 2.0891% 8/15/38 (f)(l)(m)	32,300	420
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (f)(l)(m)	60,795	484
Series 2004-PWR6 Class X2, 0.6186% 11/11/41 (f)(l)(m)	22,454	341
Series 2005-PWR9 Class X2, 0.3672% 9/11/42 (f)(l)(m)	122,399	1,480
Series 2006-PW13 Class A1, 5.294% 9/11/41	7,286	7,491
Series 2007-PW15 Class A1, 5.016% 2/11/44	52	54
Series 2007-T28 Class A1, 5.422% 9/11/42	3,158	3,287
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (f)(l)	6,231	4,119
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0744% 5/15/35 (f)(l)(m)	131,096	4,428
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 6.1731% 2/12/16 (f)(l)	90	90
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5631% 11/15/36 (f)(l)	323	206
Class H, 0.6031% 11/15/36 (f)(l)	258	152
Series 2004-C2 Class XP, 0.9084% 10/15/41 (f)(l)(m)	25,646	393
Series 2007-C6 Class A1, 5.622% 12/10/49 (l)	187	194
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	2,587	2,619
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD3 Class X3, 0.4247% 10/15/48 (l)(m)	$ 294,128	$ 4,065
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2:
Class A1, 5.064% 4/15/47 (l)	1,008	1,018
Class A2, 5.334% 4/15/47	12,642	12,831
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5419% 4/15/17 (f)(l)	640	416
Class E, 0.6019% 4/15/17 (f)(l)	204	122
Class F, 0.6419% 4/15/17 (f)(l)	116	61
Class G, 0.7819% 4/15/17 (f)(l)	116	52
Class H, 0.8519% 4/15/17 (f)(l)	116	37
Class J, 1.0819% 4/15/17 (f)(l)	89	22
Series 2005-FL11:
Class F, 0.6819% 11/15/17 (f)(l)	170	132
Class G, 0.7319% 11/15/17 (f)(l)	118	79
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	7,575	7,444
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (f)(l)(m)	10,569	82
Series 2005-LP5 Class XP, 0.2739% 5/10/43 (l)(m)	30,688	228
Series 2006-C8 Class XP, 0.4838% 12/10/46 (l)(m)	5,239	75
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	424	431
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	130	132
Series 2007-C3 Class A1, 5.664% 6/15/39 (l)	29	29
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (l)(m)	224,347	4,665
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	3,416	3,485
Series 1998-C1 Class D, 7.17% 5/17/40	723	734
Series 1999-C1 Class E, 7.8926% 9/15/41 (l)	2,858	2,858
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (l)(m)	108,554	1,404
Series 2003-C3 Class ASP, 1.6919% 5/15/38 (f)(l)(m)	69,983	332
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (f)(l)(m)	2,932	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (f)(l)(m)	$ 49,453	$ 448
Series 2005-C1 Class ASP, 0.3242% 2/15/38 (f)(l)(m)	250,377	1,553
Series 2005-C2 Class ASP, 0.5333% 4/15/37 (f)(l)(m)	44,512	481
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (f)(l)	1,256	628
0.5019% 2/15/22 (f)(l)	448	157
Class F, 0.5519% 2/15/22 (f)(l)	897	287
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	882	882
First Union National Bank-Bank of America Commercial Mortgage Trust:
sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	2,026	2,069
Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,645
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	1,719	1,737
Series 2001-1 Class X1, 1.0456% 5/15/33 (f)(l)(m)	71,735	721
Series 2004-C1 Class X2, 1.1162% 11/10/38 (f)(l)(m)	2,860	26
Series 2007-C1 Class XP, 0.2074% 12/10/49 (l)(m)	3,951	27
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	7,705	7,923
Series 2003-C3 Class X2, 0.6546% 12/10/38 (f)(l)(m)	3,094	15
Series 2004-C3 Class X2, 0.6292% 12/10/41 (l)(m)	27,566	276
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	201	209
Series 2007-GG9 Class A1, 5.233% 3/10/39	15	15
Series 2003-C1 Class XP, 2.0344% 7/5/35 (f)(l)(m)	1,869	10
Series 2003-C2 Class XP, 0.8642% 1/5/36 (f)(l)(m)	50,961	369
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (f)(l)(m)	113,201	1,624
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6684% 6/6/20 (f)(l)	$ 562	$ 309
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (f)(l)	4,021	3,418
Class D, 0.5984% 3/6/20 (f)(l)	1,390	1,168
Class E, 0.6684% 3/6/20 (f)(l)	1,905	1,595
Class F, 0.7084% 3/6/20 (f)(l)	967	805
Class G, 0.7484% 3/6/20 (f)(l)	479	394
Class H, 0.8784% 3/6/20 (f)(l)	799	655
Class J, 1.0784% 3/6/20 (f)(l)	1,146	920
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	2,589	2,733
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	66	68
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (f)	628	644
Series 2000-HLTA Class D, 7.555% 10/3/15 (f)	4,870	5,064
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	307	307
Series 2003-CB7 Class X2, 0.7076% 1/12/38 (f)(l)(m)	9,652	59
Series 2003-LN1 Class X2, 0.6557% 10/15/37 (f)(l)(m)	79,485	306
Series 2004-C1 Class X2, 0.9676% 1/15/38 (f)(l)(m)	10,936	102
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (f)(l)(m)	18,542	148
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4619% 11/15/18 (f)(l)	166	86
Class E, 0.5119% 11/15/18 (f)(l)	237	118
Class F, 0.5619% 11/15/18 (f)(l)	355	163
Class G, 0.5919% 11/15/18 (f)(l)	308	136
Class H, 0.7319% 11/15/18 (f)(l)	237	95
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (l)	3,676	3,764
Series 2008-C2 Class A1, 5.017% 2/12/51	1,897	1,942
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	16,428	16,664
Series 2006-C6 Class A1, 5.23% 9/15/39	2,996	3,045
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	$ 1,151	$ 1,179
Series 2007-C1 Class A1, 5.391% 2/15/40 (l)	1,591	1,627
Series 2007-C2 Class A1, 5.226% 2/15/40	1,278	1,302
Series 2003-C1 Class XCP, 1.2721% 12/15/36 (f)(l)(m)	18,642	10
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (f)(l)(m)	36,727	358
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	53	53
Series 2004-C6 Class XCP, 0.5836% 8/15/36 (f)(l)(m)	34,608	278
Series 2006-C1 Class XCP, 0.3421% 2/15/41 (l)(m)	184,498	1,852
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(m)	128,657	2,514
Series 2007-C1 Class XCP, 0.4741% 2/15/40 (l)(m)	51,593	708
Series 2007-C2 Class XCP, 0.5056% 2/15/40 (l)(m)	250,856	3,816
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (f)	2,500	2,585
Series 2001-WM, 6.754% 7/14/16 (f)	7,589	7,706
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5719% 9/15/21 (f)(l)	770	456
Class G, 0.5919% 9/15/21 (f)(l)	1,521	676
Class H, 0.6319% 9/15/21 (f)(l)	392	136
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	59	59
Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,605	2,602
Series 2007-C1 Class A1, 4.533% 6/12/50	74	75
Series 2005-MCP1 Class XP, 0.5279% 6/12/43 (l)(m)	36,682	692
Series 2005-MKB2 Class XP, 0.154% 9/12/42 (l)(m)	17,548	123
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	1,579	1,613
Series 2007-8 Class A1, 4.622% 8/12/49	2,852	2,915
Series 2007-9 Class A2, 5.59% 9/12/49	4,770	4,937
Series 2006-4 Class XP, 0.6256% 12/12/49 (l)(m)	104,236	2,135
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.429% 7/15/19 (f)(l)	554	76
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (f)(l)	1,773	705
Series 2007-XLCA Class B, 0.7288% 7/17/17 (f)(l)	1,139	23
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.419% 10/15/20 (f)(l)	$ 449	$ 112
Class E, 0.479% 10/15/20 (f)(l)	562	84
Class F, 0.529% 10/15/20 (f)(l)	337	34
Class G, 0.4719% 10/15/20 (f)(l)	417	33
Class H, 0.659% 10/15/20 (f)(l)	262	13
Class J, 0.809% 10/15/20 (f)(l)	300	9
Class MHRO, 0.9219% 10/15/20 (f)(l)	158	20
Class MJPM, 1.2319% 10/15/20 (f)(l)	50	5
Class MSTR, 0.9319% 10/15/20 (f)(l)	94	15
Class NHRO, 1.119% 10/15/20 (f)(l)	234	27
Class NSTR, 1.079% 10/15/20 (f)(l)	87	12
sequential payer:
Series 2003-IQ4 Class A1, 3.27% 5/15/40	1,300	1,302
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (f)(l)(m)	24,293	307
Series 2006-HQ8 Class A1, 5.124% 3/12/44	128	128
Series 2006-T23 Class A1, 5.682% 8/12/41	1,675	1,725
Series 2007-HQ11 Class A1, 5.246% 2/12/44	2,926	3,000
Series 2007-IQ13 Class A1, 5.05% 3/15/44	45	46
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	117	121
Class A2, 5.61% 4/15/49	12,445	12,934
Series 2007-T25 Class A1, 5.391% 11/12/49	71	73
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(l)(m)	49,218	511
Series 2005-HQ5 Class X2, 0.1749% 1/14/42 (l)(m)	44,327	255
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (f)(l)(m)	43,525	820
Series 2005-TOP17 Class X2, 0.5915% 12/13/41 (l)(m)	31,435	482
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (f)(l)(m)	2,446	33
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (l)	84	88
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (f)(l)	1,544	81
Class D, 0.929% 7/17/17 (f)(l)	726	38
Class E, 1.029% 7/17/17 (f)(l)	590	31
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3313% 3/12/35 (f)(l)(m)	47,877	615
Series 2003-TOP9 Class X2, 1.4709% 11/13/36 (f)(l)(m)	26,808	375
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.706% 4/4/27 (l)	$ 6,427	$ 6,437
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (f)(l)	859	857
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (f)(l)	938	444
Class F, 0.5731% 8/11/18 (f)(l)	1,264	543
Class G, 0.5931% 8/11/18 (f)(l)	1,198	493
Class J, 0.8331% 8/11/18 (f)(l)	266	67
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (f)(l)	68	27
Class AP2, 1.0319% 6/15/20 (f)(l)	112	34
Class F, 0.7119% 6/15/20 (f)(l)	2,172	391
Class LXR2, 1.0319% 6/15/20 (f)(l)	1,481	444
sequential payer:
Series 2006-C29 Class A1, 5.11% 11/15/48	218	222
Series 2007-C30 Class A1, 5.031% 12/15/43	2,554	2,600
Series 2007-C31 Class A1, 5.14% 4/15/47	1,469	1,496
Series 2003-C8 Class XP, 0.3153% 11/15/35 (f)(l)(m)	1,343	4
Series 2003-C9 Class XP, 0.4734% 12/15/35 (f)(l)(m)	1,502	6
Series 2005-C20 Class A3SF, 0.3631% 7/15/42 (l)	7,604	7,469
Series 2006-C23 Class X, 0.0803% 1/15/45 (f)(l)(m)	1,012,547	3,749
Series 2007-C30 Class XP, 0.434% 12/15/43 (f)(l)(m)	259,738	3,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $335,803)		294,126
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $9,917)	9,917	10,019
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $20,213)	20,250	20,358
Certificates of Deposit - 0.3%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $17,287)	17,298	17,601
Commercial Paper - 0.8%
	Principal Amount (000s)	Value (000s)
Fortis Funding LLC yankee 0.21% 4/19/10	$ 20,000	$ 19,995
Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	19,000	18,990
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	19,000	19,000
TOTAL COMMERCIAL PAPER (Cost $57,962)		57,985
Cash Equivalents - 4.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Government Obligations) #	$ 286,966	286,963
(Collateralized by U.S. Government Obligations) # (b)	36,006	36,006
TOTAL CASH EQUIVALENTS (Cost $322,969)		322,969
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $7,381,312)		7,354,720
NET OTHER ASSETS - (0.6)%		(41,079)
NET ASSETS - 100%		$ 7,313,641
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
382 Eurodollar 90 Day Index Contracts	March 2010	$ 381,747	$ 1,284
382 Eurodollar 90 Day Index Contracts	June 2010	381,666	1,432
112 Eurodollar 90 Day Index Contracts	Sept. 2010	111,856	366
291 Eurodollar 90 Day Index Contracts	Dec. 2010	290,414	108
291 Eurodollar 90 Day Index Contracts	March 2011	290,163	112
TOTAL EURODOLLAR CONTRACTS			$ 3,302
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (k)

	August 2034	$ 313	$ (234)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (k)	Oct. 2034	376	(238)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (k)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (k)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (k)	Oct. 2034	412	(280)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	420	(397)
		$ 1,654	$ (1,229)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $883,554,000 or 12.1% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $238,398,000 or 3.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,209,000.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,414,000.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,894,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 7,191
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$286,963,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 192,053
HSBC Securities (USA), Inc.	27,644
ING Financial Markets LLC	2,764
J.P. Morgan Securities, Inc.	18,429
Mizuho Securities USA, Inc.	41,466
RBC Capital Markets Corp.	4,607
$ 286,963
$36,006,000 due 3/01/10 at 0.12%
J.P. Morgan Securities, Inc.	$ 36,006
Affiliated Central Funds
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 44,351	$ -	$ 44,942*	$ -	0.0%
Total	$ 44,351	$ -	$ 44,942	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,888,994	$ -	$ 1,888,994	$ -
U.S. Government and Government Agency Obligations	2,841,359	-	2,841,359	-
U.S. Government Agency - Mortgage Securities	621,595	-	621,595	-
Asset-Backed Securities	884,071	-	846,493	37,578
Collateralized Mortgage Obligations	395,643	-	385,627	10,016
Commercial Mortgage Securities	294,126	-	255,781	38,345
Municipal Securities	10,019	-	10,019	-
Foreign Government and Government Agency Obligations	20,358	-	20,358	-
Certificates of Deposit	17,601	-	17,601	-
Commercial Paper	57,985	-	57,985	-
Cash Equivalents	322,969	-	322,969	-
Total Investments in Securities:	$ 7,354,720	$ -	$ 7,268,781	$ 85,939
Derivative Instruments:
Assets
Futures Contracts	$ 3,302	$ 3,302	$ -	$ -
Liabilities
Swap Agreements	$ (1,229)	$ -	$ (472)	$ (757)
Total Derivative Instruments:	$ 2,073	$ 3,302	$ (472)	$ (757)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 49,167
Total Realized Gain (Loss)	(3,211)
Total Unrealized Gain (Loss)	8,236
Cost of Purchases	19
Proceeds of Sales	(11,206)
Amortization/Accretion	(1,041)
Transfers in/out of Level 3	(4,386)
Ending Balance	$ 37,578
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 2,858
Collateralized Mortgage Obligations
Beginning Balance	$ 10,652
Total Realized Gain (Loss)	88
Total Unrealized Gain (Loss)	13,736
Cost of Purchases	-
Proceeds of Sales	(192)
Amortization/Accretion	85
Transfers in/out of Level 3	(14,353)
Ending Balance	$ 10,016
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 6,122
Commercial Mortgage Securities
Beginning Balance	$ 48,411
Total Realized Gain (Loss)	494
Total Unrealized Gain (Loss)	5,492
Cost of Purchases	-
Proceeds of Sales	(4,389)
Amortization/Accretion	(390)
Transfers in/out of Level 3	(11,273)
Ending Balance	$ 38,345
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 2,735
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (814)
Total Unrealized Gain (Loss)	57
Transfers in/out of Level 3	-
Ending Balance	$ (757)
Realized gain (loss) on Swap Agreements for the period	$ 17
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 51

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (1,229)
Interest Rate Risk
Futures Contracts (a)	3,302	-
Total Value of Derivatives	$ 3,302	$ (1,229)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $238,844,000 of which $22,435,000, $14,473,000, $2,521,000, $20,065,000 and $179,350,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $220,484,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,300 and repurchase agreements of $322,969) - See accompanying schedule: Unaffiliated issuers (cost $7,381,312)		$ 7,354,720
Cash		35
Receivable for investments sold		34,782
Receivable for swap agreements		3
Receivable for fund shares sold		7,886
Interest receivable		36,463
Receivable for daily variation on futures contracts		19
Other receivables		68
Total assets		7,433,976

Liabilities
Payable for investments purchased Regular delivery	$ 47,002
Delayed delivery	25,653
Payable for fund shares redeemed	6,999
Distributions payable	664
Unrealized depreciation on swap agreements	1,229
Accrued management fee	1,912
Other affiliated payables	803
Other payables and accrued expenses	67
Collateral on securities loaned, at value	36,006
Total liabilities		120,335

Net Assets		$ 7,313,641
Net Assets consist of:
Paid in capital		$ 7,772,493
Undistributed net investment income		7,132
Accumulated undistributed net realized gain (loss) on investments		(441,465)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(24,519)
Net Assets		$ 7,313,641

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,190,115 ÷ 858,002 shares)		$ 8.38

Class F: Net Asset Value, offering price and redemption price per share ($123,526 ÷ 14,746 shares)		$ 8.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 97,472

Expenses
Management fee	$ 10,850
Transfer agent fees	3,410
Fund wide operations fee	1,153
Independent trustees' compensation	12
Miscellaneous	13
Total expenses before reductions	15,438
Expense reductions	(1)	15,437
Net investment income		82,035
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,438
Fidelity Central Funds	1,647
Futures contracts	3,397
Swap agreements	20
Total net realized gain (loss)		35,502
Change in net unrealized appreciation (depreciation) on: Investment securities	96,506
Futures contracts	(1,526)
Swap agreements	117
Total change in net unrealized appreciation (depreciation)		95,097
Net gain (loss)		130,599
Net increase (decrease) in net assets resulting from operations		$ 212,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 82,035	$ 187,238
Net realized gain (loss)	35,502	(275,689)
Change in net unrealized appreciation (depreciation)	95,097	205,472
Net increase (decrease) in net assets resulting from operations	212,634	117,021
Distributions to shareholders from net investment income	(85,038)	(182,933)
Share transactions - net increase (decrease)	852,482	(295,010)
Total increase (decrease) in net assets	980,078	(360,922)

Net Assets
Beginning of period	6,333,563	6,694,485
End of period (including undistributed net investment income of $7,132 and undistributed net investment income of $10,135, respectively)	$ 7,313,641	$ 6,333,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99
Income from Investment Operations
Net investment income D	.099	.260	.376	.421	.133	.344	.243
Net realized and unrealized gain (loss)	.164	(.097)	(.355)	(.208)	.037	(.107)	(.067)
Total from investment operations	.263	.163	.021	.213	.170	.237	.176
Distributions from net investment income	(.103)	(.253)	(.371)	(.413)	(.130)	(.337)	(.246)
Net asset value, end of period	$ 8.38	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92
Total Return B, C	3.22%	2.07%	.23%	2.41%	1.95%	2.70%	1.98%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.46%	.56%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.46%	.56%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44% A	.46%	.56%
Net investment income	2.41% A	3.22%	4.42%	4.77%	4.48% A	3.88%	2.71%
Supplemental Data
Net assets, end of period (in millions)	$ 7,190	$ 6,333	$ 6,694	$ 7,341	$ 6,345	$ 5,865	$ 4,879
Portfolio turnover rate F	326% A,J	264% J	71%	82% J	55% A	62%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2010	Year ended August 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income D	.100	.042
Net realized and unrealized gain (loss)	.168	.121 G
Total from investment operations	.268	.163
Distributions from net investment income	(.108)	(.043)
Net asset value, end of period	$ 8.38	$ 8.22
Total Return B, C	3.27%	2.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income	2.51% A	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,526	$ 398
Portfolio turnover rate F	326% A, J	264% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,029,696
Gross unrealized depreciation	(167,937,808)
Net unrealized appreciation (depreciation)	$ (28,908,112)

Tax cost	$ 7,383,628,240

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of

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Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Repurchase Agreements - continued

the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives.

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4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The

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Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

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4. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,653,972 representing .02% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(1,228,642). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $1,413,761. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $1,653,972, less the value of the swaps' related reference obligations.

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Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 20,280	117,450
Interest Rate Risk
Futures Contracts	3,397,266	(1,526,257)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 3,417,546	$ (1,408,807)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $3,397,266 for futures contract, and $20,280 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,526,257) for futures contracts, and $117,450 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $1,253,755,312 and $628,356,848, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond Fund's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $44,941,724 in return for 433,584 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,037 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $232,655.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $797.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net investment income
Short-Term Bond	$ 84,471,078	$ 182,930,708
Class F	566,605	1,885
Total	$ 85,037,683	$ 182,932,593

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Short-Term Bond
Shares sold	165,171,375	229,979,818	$ 1,374,906,165	$ 1,853,482,993
Reinvestment of distributions	9,562,861	21,600,190	79,700,418	174,104,229
Shares redeemed	(87,004,011)	(286,971,458)	(724,687,813)	(2,322,990,140)
Net increase (decrease)	87,730,225	(35,391,450)	$ 729,918,770	$ (295,402,918)
Class F
Shares sold	14,923,248	48,250	$ 124,448,698	$ 391,545
Reinvestment of distributions	67,873	230	566,605	1,885
Shares redeemed	(293,773)	(32)	(2,452,058)	(260)
Net increase (decrease)	14,697,348	48,448	$ 122,563,245	$ 393,170

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

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The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STP-USAN-0410
1.784864.106

Fidelity®

Short-Term Bond

Fund -
Class F

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,032.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,032.70	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations† 51.4%	U.S. Government and U.S. Government Agency Obligations† 57.8%
AAA 13.7%	AAA 8.9%
AA 8.5%	AA 5.6%
A 9.1%	A 10.3%
BBB 10.8%	BBB 12.3%
BB and Below 1.2%	BB and Below 1.7%
Not Rated 0.4%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	2.4	2.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	1.8	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 25.8%		Corporate Bonds 24.1%
	U.S. Government and U.S. Government Agency Obligations† 51.4%		U.S. Government and U.S. Government Agency Obligations† 57.8%
	Asset-Backed Securities 12.1%		Asset-Backed Securities 9.7%
	CMOs and Other Mortgage Related Securities 5.4%		CMOs and Other Mortgage Related Securities 5.6%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	9.9%	** Foreign investments	6.0%
* Futures and Swaps	5.3%	** Futures and Swaps	6.2%
† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 3,401	$ 3,438
5.75% 9/8/11	8,816	9,342
5.875% 3/15/11	5,853	6,096
		18,876
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,439
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	6,820	6,850
5.125% 1/15/11	9,301	9,598
Whirlpool Corp. 6.125% 6/15/11	7,250	7,580
		24,028
Media - 1.2%
AOL Time Warner, Inc. 6.75% 4/15/11	15,914	16,834
Comcast Cable Communications, Inc. 6.75% 1/30/11	23,665	24,837
Comcast Corp. 5.45% 11/15/10	1,150	1,183
COX Communications, Inc. 7.125% 10/1/12	18,400	20,608
News America, Inc. 5.3% 12/15/14	9,474	10,422
Time Warner Cable, Inc. 5.4% 7/2/12	12,680	13,607
		87,491
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	7,104
7.75% 4/1/11	7,050	7,532
		14,636
TOTAL CONSUMER DISCRETIONARY		150,470
CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12	12,697	13,047
7.2% 1/15/14 (f)	11,100	12,739
Diageo Capital PLC 5.2% 1/30/13	2,405	2,620
Diageo Finance BV 5.5% 4/1/13	8,519	9,342
The Coca-Cola Co. 3.625% 3/15/14	590	620
		38,368
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (f)	$ 2,175	$ 2,336
Kraft Foods, Inc.:
2.625% 5/8/13	14,534	14,687
5.625% 11/1/11	7,653	8,127
		25,150
Household Products - 0.2%
Procter & Gamble Co. 4.6% 1/15/14	12,134	13,120
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	9,502	10,136
TOTAL CONSUMER STAPLES		86,774
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	427
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy, Inc. 4.5% 9/15/14 (f)	11,287	11,881
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	6,965	7,115
Duke Energy Field Services:
6.875% 2/1/11	454	477
7.875% 8/16/10	211	218
EnCana Corp. 6.3% 11/1/11	936	1,009
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,864
Gazstream SA 5.625% 7/22/13 (f)	6,809	6,996
Nexen, Inc. 5.05% 11/20/13	334	359
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,699	7,384
Petroleum Export Ltd.:
4.623% 6/15/10 (f)	642	636
4.633% 6/15/10 (f)	400	397
Plains All American Pipeline LP:
4.25% 9/1/12	9,200	9,628
7.75% 10/15/12	1,925	2,174
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,693
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,742
Southeast Supply Header LLC 4.85% 8/15/14 (f)	9,401	9,747
Valero Energy Corp. 4.5% 2/1/15	4,199	4,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc. 6.375% 10/1/10 (f)	$ 11,000	$ 11,258
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,503
		106,301
TOTAL ENERGY		106,728
FINANCIALS - 14.8%
Capital Markets - 1.7%
Bear Stearns Companies, Inc.:
5.35% 2/1/12	401	429
6.95% 8/10/12	11,000	12,251
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,787
6.6% 1/15/12	450	488
6.875% 1/15/11	37	39
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	5,615	5,672
JPMorgan Chase & Co. 0.9019% 2/26/13 (l)	15,000	15,004
Merrill Lynch & Co., Inc. 6.05% 8/15/12	4,605	4,948
Morgan Stanley:
0.5494% 1/9/14 (l)	435	416
5.05% 1/21/11	6,808	7,049
5.25% 11/2/12	6,750	7,215
6% 5/13/14	5,890	6,371
6.6% 4/1/12	12,995	14,136
6.75% 4/15/11	8,280	8,748
Northern Trust Corp. 4.625% 5/1/14	1,346	1,450
The Bank of New York, Inc.:
4.3% 5/15/14	5,445	5,787
4.95% 1/14/11	33	34
UBS AG Stamford Branch 1.3519% 2/23/12 (l)	14,500	14,515
		126,339
Commercial Banks - 5.2%
American Express Bank FSB 0.2888% 4/26/10 (l)	6,977	6,976
American Express Centurion Bank 5.2% 11/26/10	229	236
ANZ National International Ltd. 2.375% 12/21/12 (f)	17,422	17,514
Bank of Nova Scotia 2.25% 1/22/13	9,380	9,516
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (f)	17,770	17,957
Barclays Bank PLC 2.5% 1/23/13	17,050	17,040
Chase Manhattan Corp. 7.875% 6/15/10	10,726	10,934
Commonwealth Bank of Australia 3.75% 10/15/14 (f)	16,410	16,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Agricole SA 0.4353% 6/7/11 (f)(l)	$ 10,000	$ 9,996
Credit Suisse New York Branch:
3.45% 7/2/12	8,559	8,869
5% 5/15/13	28,191	30,328
5.5% 5/1/14	5,549	6,062
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (f)(l)	1,144	1,087
HSBC Holdings PLC 0.4544% 10/6/16 (l)	770	740
ING Bank NV 2.65% 1/14/13 (f)	14,190	14,267
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (f)(l)	485	453
National Australia Bank Ltd.:
2.35% 11/16/12 (f)	18,048	18,325
2.5% 1/8/13 (f)	7,050	7,075
8.6% 5/19/10	6,800	6,919
PNC Funding Corp.:
0.3888% 1/31/12 (l)	470	463
3.625% 2/8/15	8,119	8,165
5.4% 6/10/14	8,490	9,218
Rabobank Nederland NV 2.65% 8/17/12 (f)	39,550	40,583
Royal Bank of Scotland PLC 1.5% 3/30/12 (f)	17,050	17,071
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (f)(l)	762	732
5.805% 6/20/16 (f)(l)	600	592
Santander US Debt SA Unipersonal 2.485% 1/18/13 (f)	17,800	17,856
Sovereign Bank 1.9588% 8/1/13 (l)	1,101	1,087
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	22,266	22,653
US Bancorp 4.2% 5/15/14	8,510	8,980
Wachovia Corp.:
0.3789% 4/23/12 (l)	49	48
0.3813% 10/15/11 (l)	7,045	7,008
Wells Fargo & Co.:
4.375% 1/31/13	10,956	11,524
5.25% 10/23/12	3,290	3,547
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	682	696
Westpac Banking Corp.:
0.549% 10/21/11 (f)(l)	13,280	13,270
2.25% 11/19/12	13,520	13,589
		377,999
Consumer Finance - 1.9%
American Express Credit Corp. 1.6288% 5/27/10 (l)	8,000	8,024
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
5.7% 9/15/11	$ 3,618	$ 3,803
7.375% 5/23/14	13,000	14,902
Discover Financial Services 0.7843% 6/11/10 (l)	542	540
General Electric Capital Corp.:
2.8% 1/8/13	7,523	7,588
3.5% 8/13/12	70,000	72,125
5.9% 5/13/14	7,870	8,636
Household Finance Corp. 6.375% 10/15/11	378	402
HSBC Finance Corp.:
5.25% 1/14/11	268	277
5.9% 6/19/12	6,125	6,571
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	11,021	11,024
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	2,665	2,785
		136,677
Diversified Financial Services - 3.5%
Bank of America Corp.:
4.375% 12/1/10	3,724	3,823
5.375% 8/15/11	8,270	8,719
7.4% 1/15/11	485	511
BB&T Corp. 3.375% 9/25/13	6,700	6,872
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	11,280	11,401
BP Capital Markets PLC 3.125% 3/10/12	13,400	13,917
Citigroup, Inc.:
0.34% 5/18/11 (l)	5,200	5,151
5.125% 2/14/11	6,500	6,700
5.3% 10/17/12	37,427	39,320
5.5% 4/11/13	6,500	6,804
6.5% 1/18/11	174	181
6.5% 8/19/13	7,379	7,937
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	29,731
Iberbond 2004 PLC 4.826% 12/24/17 (n)	7,413	6,894
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)	13,913	14,039
6.75% 2/1/11	50	53
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	14,100	14,203
3.5% 5/16/13	23,510	24,746
4.75% 5/15/12	13,190	14,204
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
MassMutual Global Funding II 3.625% 7/16/12 (f)	$ 4,300	$ 4,477
New York Life Global Fund:
2.25% 12/14/12 (f)	6,570	6,642
5.25% 10/16/12 (f)	10,930	11,877
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (l)	1,425	1,432
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,233
Prime Property Funding, Inc.:
5.35% 4/15/12 (f)	628	620
5.5% 1/15/14 (f)	144	138
TIAA Global Markets, Inc. 4.875% 1/12/11 (f)	334	343
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,089
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	150	136
		256,193
Insurance - 0.9%
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,578
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (f)(l)	8,708	8,612
MetLife, Inc. 6.125% 12/1/11	175	189
Metropolitan Life Global Funding I:
2.5% 1/11/13 (f)	11,430	11,512
2.875% 9/17/12 (f)	11,731	11,951
5.125% 6/10/14 (f)	5,093	5,466
5.75% 7/25/11 (f)	6,550	6,869
Monumental Global Funding II 5.65% 7/14/11 (f)	146	153
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,895
		69,225
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
5.5% 1/15/12	570	601
6.625% 9/15/11	136	145
Developers Diversified Realty Corp.:
4.625% 8/1/10	880	879
5% 5/3/10	4,910	4,912
Duke Realty LP 4.625% 5/15/13	57	58
Federal Realty Investment Trust 5.4% 12/1/13	129	136
		6,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.8%
Arden Realty LP 8.5% 11/15/10	$ 7,855	$ 8,197
Brandywine Operating Partnership LP 5.625% 12/15/10	13,745	14,007
Colonial Properties Trust 4.8% 4/1/11	7	7
Duke Realty LP:
5.625% 8/15/11	4,906	5,099
6.95% 3/15/11	3,815	3,957
ERP Operating LP 5.5% 10/1/12	90	96
Liberty Property LP 6.375% 8/15/12	7,473	7,998
Mack-Cali Realty LP:
5.05% 4/15/10	25	25
7.75% 2/15/11	361	379
Reckson Operating Partnership LP 5.15% 1/15/11	49	49
Simon Property Group LP:
4.2% 2/1/15	2,715	2,747
4.6% 6/15/10	4,622	4,667
5.3% 5/30/13	7,322	7,810
		55,038
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 7.375% 5/15/14	10,608	11,928
Countrywide Financial Corp. 5.8% 6/7/12	12,373	13,176
Countrywide Home Loans, Inc. 4% 3/22/11	5,643	5,812
Independence Community Bank Corp.:
2.0706% 4/1/14 (l)	5,021	4,957
2.3134% 6/20/13 (l)	5,937	5,902
US Central Federal Credit Union 1.9% 10/19/12	9,870	9,979
		51,754
TOTAL FINANCIALS		1,079,956
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,998
UnitedHealth Group, Inc. 5.125% 11/15/10	8,357	8,607
WellPoint, Inc. 5% 1/15/11	3,881	4,011
		23,616
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	$ 9,534	$ 10,172
Roche Holdings, Inc. 4.5% 3/1/12 (f)	7,200	7,659
		17,831
TOTAL HEALTH CARE		41,447
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	14,430	14,605
4.95% 6/1/14 (f)	7,300	7,708
6.4% 12/15/11 (f)	170	183
		22,496
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	224	223
Continental Airlines, Inc. 6.795% 2/2/20	215	197
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,766	8,908
		9,328
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	17,542
Industrial Conglomerates - 0.1%
Covidien International Finance SA 5.45% 10/15/12	3,003	3,298
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (f)	5,030	5,182
		8,480
TOTAL INDUSTRIALS		57,846
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.25% 2/24/12	8,100	8,562
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (l)	2,088	2,085
TOTAL INFORMATION TECHNOLOGY		10,647
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.7%
Chemicals - 0.5%
Dow Chemical Co. 4.85% 8/15/12	$ 24,758	$ 26,354
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	6,720	6,783
		33,137
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,862
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	3,300	3,651
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,084
		15,597
TOTAL MATERIALS		48,734
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.9%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,646
AT&T, Inc.:
4.95% 1/15/13	10,874	11,741
6.7% 11/15/13	2,385	2,717
British Telecommunications PLC 9.125% 12/15/10 (d)	6,239	6,629
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,870
France Telecom SA:
4.375% 7/8/14	7,631	8,106
7.75% 3/1/11 (d)	887	946
SBC Communications, Inc.:
5.875% 2/1/12	4,923	5,306
6.25% 3/15/11	2,241	2,370
Sprint Capital Corp. 7.625% 1/30/11	268	273
Telecom Italia Capital SA:
4.875% 10/1/10	10,749	10,962
6.175% 6/18/14	16,200	17,647
Telefonica Emisiones SAU 5.984% 6/20/11	26,426	27,901
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,438
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,610
		142,162
Wireless Telecommunication Services - 0.7%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (f)	14,442	15,098
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Verizon Wireless Capital LLC:
3.75% 5/20/11	$ 16,939	$ 17,496
5.25% 2/1/12	5,544	5,916
Vodafone Group PLC 5.5% 6/15/11	10,561	11,142
		49,652
TOTAL TELECOMMUNICATION SERVICES		191,814
UTILITIES - 1.6%
Electric Utilities - 1.2%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,590
EDP Finance BV 5.375% 11/2/12 (f)	6,575	7,079
Exelon Corp. 4.45% 6/15/10	14,150	14,301
FirstEnergy Corp. 6.45% 11/15/11	11,495	12,282
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,794
Mid-American Energy Co. 5.65% 7/15/12	309	336
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	14,477
Pepco Holdings, Inc. 4% 5/15/10	6,010	6,049
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,051
7.1% 3/1/11	9,628	10,157
Southern Co.:
0.649% 10/21/11 (l)	6,432	6,459
4.15% 5/15/14	1,976	2,086
		84,661
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,058	1,105
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 7.75% 4/15/11	669	714
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	124	128
7.5% 9/1/10	156	161
Dominion Resources, Inc. 6.3% 9/30/66 (l)	9,574	8,856
DTE Energy Co. 7.05% 6/1/11	9,501	10,067
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
KeySpan Corp. 7.625% 11/15/10	$ 4,110	$ 4,302
NiSource Finance Corp. 7.875% 11/15/10	4,391	4,584
		28,098
TOTAL UTILITIES		114,578
TOTAL NONCONVERTIBLE BONDS (Cost $1,830,337)		1,888,994
U.S. Government and Government Agency Obligations - 38.9%

Other Government Related - 3.3%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (g)	6,100	6,342
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)	10,006	10,217
3.125% 6/15/12 (FDIC Guaranteed) (g)	3,916	4,086
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)	18,300	18,483
1.875% 6/4/12 (FDIC Guaranteed) (g)	11,830	12,010
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)	22,590	22,788
1.875% 11/15/12 (FDIC Guaranteed) (g)	16,200	16,352
2.25% 12/10/12 (FDIC Guaranteed) (g)	16,520	16,843
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (g)	3,850	3,982
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)	20,330	20,596
2% 9/28/12 (FDIC Guaranteed) (g)	19,730	20,013
2.625% 12/28/12 (FDIC Guaranteed) (g)	17,600	18,120
3% 12/9/11 (FDIC Guaranteed) (g)	20,007	20,753
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (g)	2,300	2,350
3.25% 6/15/12 (FDIC Guaranteed) (g)	1,870	1,957
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (g)	2,310	2,402
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)	8,140	8,459
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)	$ 12,180	$ 12,684
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (g)	19,250	19,961
TOTAL OTHER GOVERNMENT RELATED		238,398
U.S. Government Agency Obligations - 5.2%
Fannie Mae:
1% 4/4/12	33,170	33,156
1.75% 3/23/11	13,985	14,173
1.75% 2/22/13	7,416	7,458
2% 1/9/12	65,570	66,934
2.5% 5/15/14	68,673	69,631
2.75% 3/13/14	5,210	5,342
Federal Home Loan Bank:
1.625% 11/21/12 (e)	36,385	36,582
1.625% 3/20/13	21,240	21,247
1.75% 8/22/12	12,100	12,241
Freddie Mac:
1.625% 4/26/11	75,000	75,959
2.125% 3/23/12	21,006	21,510
2.125% 9/21/12	10,220	10,423
2.5% 4/23/14	5,880	5,960
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		380,616
U.S. Treasury Obligations - 30.4%
U.S. Treasury Notes:
0.875% 1/31/12	1,243,988	1,246,274
1% 12/31/11 (j)	123,092	123,683
1.375% 5/15/12	43,155	43,576
1.375% 1/15/13	346,384	347,142
1.375% 2/15/13	228,851	229,066
1.875% 6/15/12 (i)	152,088	155,213
4.625% 8/31/11	72,927	77,391
TOTAL U.S. TREASURY OBLIGATIONS		2,222,345
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,823,815)		2,841,359
U.S. Government Agency - Mortgage Securities - 8.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.6%
2.22% 4/1/36 (l)	$ 2,456	$ 2,510
2.276% 4/1/36 (l)	1,061	1,086
2.367% 1/1/35 (l)	4,985	5,103
2.439% 10/1/33 (l)	139	142
2.494% 7/1/35 (l)	133	136
2.495% 10/1/33 (l)	3,500	3,556
2.571% 12/1/34 (l)	450	460
2.593% 2/1/33 (l)	288	294
2.6% 10/1/33 (l)	308	314
2.697% 12/1/34 (l)	2,379	2,473
2.799% 10/1/33 (l)	426	443
2.85% 5/1/35 (l)	4,009	4,144
2.914% 11/1/36 (l)	646	671
3.013% 3/1/35 (l)	48	50
3.046% 4/1/35 (l)	4,161	4,276
3.047% 7/1/35 (l)	3,208	3,322
3.124% 10/1/35 (l)	888	912
3.164% 2/1/39 (l)	15,142	15,577
3.168% 11/1/34 (l)	2,315	2,411
3.173% 3/1/35 (l)	161	166
3.201% 1/1/40 (l)	7,256	7,399
3.258% 1/1/40 (l)	19,760	20,183
3.265% 9/1/34 (l)	478	493
3.281% 2/1/40 (l)	12,000	12,258
3.349% 1/1/40 (l)	11,728	12,016
3.358% 7/1/34 (l)	166	171
3.376% 8/1/33 (l)	4,490	4,637
3.38% 7/1/35 (l)	1,173	1,212
3.451% 8/1/35 (l)	2,657	2,751
3.518% 4/1/35 (l)	6,880	7,148
3.558% 2/1/40 (l)	4,214	4,337
3.561% 7/1/33 (l)	5,164	5,348
3.564% 3/1/37 (l)	7,777	8,049
3.569% 7/1/35 (l)	27,681	28,353
3.571% 10/1/35 (l)	15,814	16,424
3.589% 12/1/39 (l)	2,202	2,270
3.61% 5/1/33 (l)	67	70
3.682% 2/1/34 (l)	104	107
3.695% 10/1/35 (l)	1,121	1,176
3.696% 12/1/39 (l)	8,633	8,928
3.704% 11/1/36 (l)	4,992	5,173
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.721% 9/1/39 (l)	$ 1,994	$ 2,066
3.727% 11/1/36 (l)	2,764	2,873
3.739% 3/1/34 (l)	280	288
3.777% 10/1/39 (l)	12,193	12,586
3.803% 2/1/35 (l)	4,153	4,299
4.06% 3/1/35 (l)	203	208
4.06% 7/1/35 (l)	1,264	1,311
4.17% 7/1/35 (l)	1,599	1,657
4.239% 12/1/33 (l)	2,040	2,101
4.288% 6/1/36 (l)	506	524
4.323% 3/1/35 (l)	4,778	4,898
4.372% 10/1/37 (l)	979	1,018
4.43% 3/1/35 (l)	454	469
4.482% 5/1/35 (l)	11,434	11,825
4.5% 12/1/18 to 4/1/20	56,226	59,452
4.717% 11/1/35 (l)	5,455	5,682
4.785% 2/1/36 (l)	7,801	8,151
4.793% 2/1/36 (l)	18,355	18,991
4.817% 2/1/36 (l)	1,334	1,396
4.886% 7/1/35 (l)	5,139	5,320
5% 3/1/18 to 1/1/21	50,264	53,628
5.011% 9/1/36 (l)	11,485	12,049
5.126% 9/1/35 (l)	30,126	31,150
5.5% 3/1/16 to 1/1/20	23,142	24,919
6.5% 11/1/11 to 3/1/35	16,929	18,269
7% 10/1/12 to 11/1/18	1,596	1,723
7.5% 6/1/12 to 11/1/31	93	99
11.5% 11/1/15	10	10
TOTAL FANNIE MAE		483,511
Freddie Mac - 1.8%
2.746% 12/1/35 (l)	3,101	3,165
3.033% 11/1/35 (l)	2,160	2,239
3.343% 1/1/36 (l)	1,801	1,871
3.345% 1/1/35 (l)	374	390
3.425% 3/1/35 (l)	973	1,002
3.467% 4/1/35 (l)	14,929	15,475
3.519% 12/1/39 (l)	6,917	7,099
3.526% 1/1/35 (l)	209	215
3.582% 8/1/34 (l)	1,191	1,242
3.618% 2/1/40 (l)	12,175	12,546
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.668% 4/1/35 (l)	$ 5,426	$ 5,602
3.852% 3/1/35 (l)	2,553	2,647
4.021% 6/1/35 (l)	510	530
4.104% 8/1/36 (l)	1,715	1,781
4.237% 5/1/35 (l)	2,239	2,315
4.399% 3/1/33 (l)	63	66
4.491% 6/1/35 (l)	1,272	1,318
4.5% 8/1/18 to 11/1/18 (h)	44,060	46,559
4.911% 9/1/35 (l)	3,012	3,113
5% 4/1/20	19,556	20,884
5.006% 6/1/37 (l)	3,256	3,403
5.681% 10/1/35 (l)	812	853
8.5% 5/1/27 to 7/1/28	329	373
12% 11/1/19	18	21
TOTAL FREDDIE MAC		134,709
Government National Mortgage Association - 0.1%
7% 11/15/27 to 8/15/32	3,074	3,375
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $609,011)		621,595
Asset-Backed Securities - 12.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,408	1,795
Series 2005-1 Class M1, 0.6988% 4/25/35 (l)	1,226	476
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (l)	417	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (l)	106	100
Class M2, 1.8788% 2/25/34 (l)	115	60
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (l)	157	139
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (l)	116	3
Series 2006-OP1:
Class M1, 0.5088% 4/25/36 (l)	8,000	473
Class M4, 0.5988% 4/25/36 (l)	115	3
Class M5, 0.6188% 4/25/36 (l)	75	1
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7088% 10/20/14 (l)	152	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust: - continued
Series 2007-A4 Class A4, 0.2588% 4/22/13 (l)	$ 736	$ 717
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (f)(l)	219	219
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (f)	11,180	11,298
Series 2009-A Class A3, 2.33% 6/17/13 (f)	2,780	2,828
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (f)(l)	15,340	15,340
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	5,283	5,335
Series 2005-DA Class A4, 5.02% 11/6/12	5,212	5,244
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,758
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,314	2,346
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.8888% 11/25/34 (l)	7,506	2,500
Series 2004-R2 Class M3, 0.7788% 4/25/34 (l)	103	11
Series 2005-R2 Class M1, 0.6788% 4/25/35 (l)	1,390	994
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (l)	378	270
Series 2004-W7 Class M1, 0.7788% 5/25/34 (l)	227	107
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (l)	1,016	323
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5988% 3/25/36 (l)	63	3
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(l)	2,749	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)	6,600	6,758
Class A4, 3.52% 6/15/16 (f)	5,400	5,642
1.7% 12/15/11 (f)	2,900	2,914
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	4,400	4,474
Series 2009-3A Class A3, 1.67% 12/16/13 (f)	10,900	11,001
Bank of America Credit Card Master Trust:
Series 2006-A16 Class A16, 4.72% 5/15/13	21,841	22,525
Series 2007-B4 Class B4, 0.3219% 9/15/12 (l)	9,940	9,925
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	13,020	13,296
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (l)	9,487	9,202
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (l)	1,477	1,403
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (l)	$ 191	$ 184
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	8,281	8,437
Class C, 5.31% 6/15/12	391	400
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,992
Class C, 5.38% 11/15/12	139	145
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,365	1,370
Class D, 6.05% 1/17/12	4,053	4,021
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (f)(l)	23,350	23,399
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	6,530	6,821
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	82	82
Series 2007-C Class A4, 5.23% 7/15/14	6,640	7,019
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (l)	4,680	4,680
Series 2006-A2 Class A, 4.85% 11/15/13	2,800	2,899
Series 2007-A6 Class A6, 0.3019% 5/15/13 (l)	4,516	4,512
Series 2007-B4 Class B4, 0.3231% 2/15/13 (l)	5,486	5,479
Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	18,174
Series 2007-C3 Class C3, 0.5219% 4/15/13 (f)(l)	1,958	1,951
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,457
Series 2009-A1 Class A1, 1.3331% 4/15/13 (l)	3,900	3,909
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,831
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,808
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (f)(l)	308	33
Class B, 0.9788% 7/20/39 (f)(l)	178	9
Class C, 1.3288% 7/20/39 (f)(l)	229	2
CarMax Auto Owner Trust:
Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,372
Series 2009-2 Class A3, 1.74% 4/15/14	3,830	3,855
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (l)	768	153
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (l)	287	5
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (l)	53	11
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (l)	125	5
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (l)	1,214	413
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (f)(l)	$ 121	$ 107
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	136	121
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	1,319	1,329
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	9,290	9,614
Series 2007-A17 Class A, 5.12% 10/15/14	3,600	3,915
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,812
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,640
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	161	161
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,439
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,535
Series 2007-B6 Class B6, 5% 11/8/12	17,265	17,666
Series 2009-A3 Class A3, 2.7% 6/24/13	7,120	7,280
Series 2009-A5 Class A5, 2.25% 12/23/14	22,740	22,891
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (f)	6,300	6,340
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (l)	515	23
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (l)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (l)	32	31
Series 2007-4 Class A1A, 0.3513% 9/25/37 (l)	184	178
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0*
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.4788% 7/25/34 (l)	419	281
Series 2004-3 Class M4, 1.1988% 4/25/34 (l)	107	27
Series 2004-4 Class M2, 1.0238% 6/25/34 (l)	396	137
Series 2005-3 Class MV1, 0.6488% 8/25/35 (l)	1,079	985
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (l)	173	158
CPS Auto Receivables Trust:
Series 2007-B Class A3, 5.47% 11/15/11 (f)	28	28
Series 2007-C Class A3, 5.43% 5/15/12 (f)	2,468	2,502
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (l)	1,958	1,957
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (f)	4,135	3,236
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.4492% 5/28/35 (l)	$ 634	$ 551
Class AB3, 0.5874% 5/28/35 (l)	273	237
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (l)	196	69
Series 2006-2 Class M1, 0.5388% 7/25/36 (l)	6,145	111
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (l)	3,407	1,082
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (l)	2,581	2,294
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (l)	46	45
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (f)	4,200	4,224
Series 2010-A Class A2, 1.04% 3/15/13 (f)	15,100	15,100
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	10,324
Series 2006-C:
Class B, 5.3% 6/15/12	91	96
Class C, 5.47% 9/15/12	6,400	6,748
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,751
Class C, 5.8% 2/15/13	4,100	4,380
Series 2008-B Class A3A, 4.28% 5/15/12	20,589	21,018
Series 2009-B:
Class A2, 2.4604% 11/15/11	2,500	2,513
Class A3, 2.79% 8/15/13	3,650	3,743
Series 2009-D Class A3, 2.17% 10/15/13	3,500	3,560
Series 2009-E Class A3, 1.51% 1/15/14	7,400	7,430
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (l)	520	501
Series 2010-1 Class A, 1.8822% 12/15/14 (f)(l)	13,310	13,373
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Series 2007-1:
Class A4, 5.03% 2/16/15	8,105	8,357
Class C, 5.43% 2/16/15	9,937	9,377
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.1788% 11/25/34 (l)	410	77
Class M5, 1.2288% 11/25/34 (l)	262	39
Series 2005-A:
Class M3, 0.7188% 1/25/35 (l)	639	208
Class M4, 0.9088% 1/25/35 (l)	245	33
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2006-A Class M1, 0.5288% 5/25/36 (l)	$ 10,000	$ 368
Series 2006-D Class M1, 0.4588% 11/25/36 (l)	77	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (f)(l)	1,714	1,114
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	3,374	2,531
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (f)(l)	212	187
Series 2006-2A:
Class A, 0.4119% 11/15/34 (f)(l)	263	200
Class B, 0.5119% 11/15/34 (f)(l)	95	33
Class C, 0.6119% 11/15/34 (f)(l)	158	44
Class D, 0.9819% 11/15/34 (f)(l)	60	13
GE Capital Credit Card Master Note Trust:
Series 2007-1:
Class B, 4.95% 3/15/13	16,195	16,195
Class C, 0.5019% 3/15/13 (l)	3,196	3,196
Series 2007-3 Class B, 5.49% 6/15/13	17,655	17,879
Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,226
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (l)	126	122
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (l)	177	106
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.5688% 4/20/32 (l)	472	465
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	23	24
Class C, 5.74% 12/15/14	49	47
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (l)	1,604	759
Series 2006-HE6 Class A1, 0.2588% 8/25/36 (l)	2,778	2,695
Series 2006-HE8 Class A2A, 0.2988% 1/25/37 (l)	1,466	1,432
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (l)	658	35
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (l)	290	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (f)(l)	4,169	793
Series 2006-3:
Class B, 0.6288% 9/25/46 (f)(l)	3,791	682
Class C, 0.7788% 9/25/46 (f)(l)	9,428	1,226
Home Equity Asset Trust:
Series 2002-2 Class A4, 0.9306% 6/25/32 (l)	33	19
Series 2003-2 Class M1, 1.5488% 8/25/33 (l)	116	62
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-3 Class M1, 1.5188% 8/25/33 (l)	$ 581	$ 280
Series 2003-5 Class A2, 0.9288% 12/25/33 (l)	205	105
Series 2004-1 Class M2, 1.9288% 6/25/34 (l)	872	482
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (l)	128	123
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (l)	1,469	1,379
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (l)	84	79
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	5,070	5,354
Series 2009-3 Class A3, 2.31% 5/15/13	4,800	4,884
Series 2010-1 Class A4, 1.98% 5/23/16	2,750	2,749
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,938
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (l)	616	372
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (l)	902	310
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,510	3,568
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	177	177
Class C, 5.34% 11/15/12	177	178
Series 2006-B Class C, 5.25% 5/15/13	1,663	1,692
Series 2007-A Class A3A, 5.04% 1/17/12	3,574	3,630
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,610	9,680
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (f)	574	574
Class C, 5.61% 12/15/14 (f)	1,546	1,548
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (l)	49	1
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (l)	903	733
Class MV1, 0.4588% 11/25/36 (l)	734	266
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (l)	137	7
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (l)	620	508
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (l)	3	3
Class 2C, 1.4006% 3/27/42 (l)	516	96
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (f)(l)	1,640	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	$ 396	$ 404
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3088% 6/25/34 (l)	159	114
Series 2006-6 Class 2A3, 0.3788% 7/25/36 (l)	10,340	3,209
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	1,478	1,503
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	541	475
Class C, 6.125% 4/20/28 (f)	541	440
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (l)	326	11
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (l)	528	26
MBNA Asset Backed Note Trust:
Series 2000-E Class C, 8.8% 10/15/12 (f)	6,630	6,726
Series 2000-H Class C, 1.4319% 1/15/13 (f)(l)	10,610	10,572
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,067
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (l)	50	22
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	75	76
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (l)	161	115
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (l)	1,390	1,223
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (l)	10	9
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (l)	1,568	891
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (l)	367	284
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (l)	269	102
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (l)	280	64
Series 2006-NC4 Class A2D, 0.4688% 6/25/36 (l)	7,135	2,065
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (l)	63	2
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(l)(m)	8,942	367
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	5,932	1,077
Series 2005-2 Class AIO, 7.73% 3/25/12 (m)	4,760	23
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	13,962	663
Series 2006-2 Class AIO, 6% 8/25/11 (m)	3,755	253
Series 2006-3:
Class A1, 0.2588% 9/25/19 (l)	154	153
Class AIO, 7.1% 1/25/12 (m)	26,229	3,058
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class A1, 0.2588% 3/25/25 (l)	$ 393	$ 387
Class AIO, 6.35% 2/27/12 (m)	4,953	561
Class D, 1.3288% 5/25/32 (l)	398	11
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)	380	53
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)	323	47
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.6988% 2/25/36 (l)	327	35
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	3,540	3,557
Class A3, 2.92% 12/15/11	11,200	11,441
Series 2009-B Class A3, 2.07% 1/15/15	5,450	5,517
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (l)	165	160
Nordstrom Credit Card Master Note Trust II Series 2007-1A Class A, 4.92% 5/15/13 (f)	2,500	2,512
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9988% 10/30/45 (l)	5,306	4,828
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (f)(l)	381	149
Series 2006-1A Class A, 1.6288% 3/20/11 (f)(l)	792	293
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (l)	8	8
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (l)	11	11
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (l)	3,309	914
Class M4, 1.6788% 9/25/34 (l)	460	65
Series 2004-WWF1 Class M4, 1.3288% 1/25/35 (l)	7,490	1,102
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (l)	944	658
Class M3, 0.7888% 1/25/35 (l)	322	155
Class M4, 1.0588% 1/25/35 (l)	994	133
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (l)	1,178	16
Class M9, 2.1088% 5/25/35 (l)	201	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (f)(l)	2,746	2,720
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	5,101	5,095
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 956	$ 794
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (l)	3	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (l)	1,204	773
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (l)	23	0*
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (l)	15	7
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (l)	8	7
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (f)(l)	585	544
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.4536% 6/15/21 (l)	8,200	7,057
Series 2004-A:
Class B, 0.8336% 6/15/33 (l)	2,087	1,178
Class C, 1.2036% 6/15/33 (l)	5,771	876
Series 2004-B Class C, 1.1236% 9/15/33 (l)	8,600	3,440
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (l)	53	12
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (l)	65	55
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	292	278
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (l)	2,098	2,091
Class B, 0.4519% 6/15/12 (l)	101	99
Class C, 0.7319% 6/15/12 (l)	61	60
Series 2007-2 Class A, 0.8819% 10/15/12 (l)	10,786	10,738
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (l)	386	277
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (f)(l)	262	13
Triad Auto Receivables Owner Trust Series 2007-A Class A3, 5.28% 2/13/12	102	103
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (l)	2,471	2,438
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	9,280	9,353
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	11,200	11,522
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust:
Series 2006-1:
Class A4, 5.08% 4/20/12 (f)	$ 122	$ 124
Class D, 5.42% 4/21/14 (f)	18,700	18,227
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	98	101
Class D, 5.54% 12/20/12 (f)	11,864	12,063
Series 2007-1 Class D, 5.65% 2/20/13	14,940	15,274
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (l)	309	5
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (f)(l)	5,080	5,006
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	24,186	24,839
Series 2007-A5A Class A5, 0.9819% 10/15/14 (f)(l)	1,040	1,041
Series 2007-B1 Class B1, 4.95% 3/17/14 (f)	10,708	10,732
Series 2007-C1 Class C1, 0.6319% 5/15/14 (f)(l)	3,116	3,112
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	5	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (f)(l)	5,569	668
TOTAL ASSET-BACKED SECURITIES (Cost $950,949)		884,071
Collateralized Mortgage Obligations - 5.4%

Private Sponsor - 1.4%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.34% 2/17/52 (f)(l)	12,300	12,164
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (f)(l)	961	385
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4419% 3/15/22 (f)(l)	1,906	1,823
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (l)	350	310
Series 2004-1 Class 2A2, 3.676% 10/25/34 (l)	264	230
Series 2004-A Class 2A2, 4.4789% 2/25/34 (l)	78	70
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (l)	63	53
Class 2A2, 4.5532% 3/25/34 (l)	225	198
Series 2004-D Class 2A2, 3.8658% 5/25/34 (l)	535	473
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-G Class 2A7, 3.9253% 8/25/34 (l)	$ 473	$ 416
Series 2004-H Class 2A1, 3.7605% 9/25/34 (l)	417	357
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (l)	2,436	1,829
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (f)(l)(m)	1,083	14
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (l)	17	17
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0*
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (l)	35	33
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (l)	147	142
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (l)	33	24
Fosse Master Issuer PLC:
floater:
Series 2006-1A:
Class B2, 0.4113% 10/18/54 (f)(l)	2,075	1,987
Class C2, 0.7213% 10/18/54 (f)(l)	696	640
Class M2, 0.5013% 10/18/54 (f)(l)	1,193	1,090
Series 2007-1A Class A2, 0.3313% 10/18/54 (f)(l)	5,760	5,722
Series 2007-1A Class C2, 0.8013% 10/18/54 (f)(l)	4,177	4,143
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (f)(l)	1,751	1,591
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (f)(l)	2,097	1,997
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (l)	49	17
Series 2006-1A Class C2, 0.8288% 12/20/54 (f)(l)	4,170	1,460
Series 2006-2:
Class C1, 0.6988% 12/20/54 (l)	15,090	5,131
Class M2, 0.4588% 12/20/54 (l)	3,000	1,800
Series 2006-3 Class C2, 0.7288% 12/20/54 (l)	6,611	2,314
Series 2006-4:
Class B1, 0.3188% 12/20/54 (l)	13,366	9,089
Class C1, 0.6088% 12/20/54 (l)	8,172	2,860
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 0.3988% 12/20/54 (l)	$ 3,521	$ 2,183
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (l)	1,340	456
Class 1M1, 0.3788% 12/20/54 (l)	881	529
Class 2C1, 0.6588% 12/20/54 (l)	610	207
Class 2M1, 0.4788% 12/20/54 (l)	1,132	679
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (l)	1,568	549
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (l)	2,644	1,256
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (l)	44	36
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (l)	270	156
Holmes Financing No. 10 PLC floater Series 10A Class 4A1, 0.3313% 7/15/40 (f)(l)	6,208	6,172
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (l)	145	47
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (f)(l)	1,171	529
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (l)	854	351
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (l)	131	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (l)	1,206	646
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (f)(l)	151	113
Class C, 0.4219% 6/15/22 (f)(l)	926	602
Class D, 0.4319% 6/15/22 (f)(l)	356	196
Class E, 0.4419% 6/15/22 (f)(l)	570	296
Class F, 0.4719% 6/15/22 (f)(l)	984	462
Class G, 0.5419% 6/15/22 (f)(l)	214	96
Class H, 0.5619% 6/15/22 (f)(l)	428	171
Class J, 0.6019% 6/15/22 (f)(l)	499	175
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (l)	1,827	1,407
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (l)	1,778	109
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (l)	1,429	1,387
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (f)(l)	$ 976	$ 459
Class B6, 3.0784% 7/10/35 (f)(l)	115	60
Series 2004-A:
Class B4, 1.4284% 2/10/36 (f)(l)	459	240
Class B5, 1.9284% 2/10/36 (f)(l)	306	163
Series 2004-B:
Class B4, 1.3284% 2/10/36 (f)(l)	268	137
Class B5, 1.7784% 2/10/36 (f)(l)	202	86
Class B6, 2.2284% 2/10/36 (f)(l)	71	22
Series 2004-C:
Class B4, 1.1784% 9/10/36 (f)(l)	353	164
Class B5, 1.5784% 9/10/36 (f)(l)	395	176
Class B6, 1.9784% 9/10/36 (f)(l)	80	29
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	240	206
Series 2004-SL3 Class A1, 7% 8/25/16	24	21
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (f)(l)	235	195
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0*
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (l)	29	14
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4288% 6/25/35 (l)	530	430
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (f)(l)	51	44
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (l)	2,204	1,169
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (l)	10,786	10,489
Series 2006-5 Class A1, 0.3488% 6/25/36 (l)	5,467	5,292
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (f)(l)	5,894	5,685
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (l)	7	7
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (l)	799	713
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (l)	985	861
TOTAL PRIVATE SPONSOR		103,852
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.0%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 2,064	$ 2,137
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,370
Series 2006-64 Class PA, 5.5% 2/25/30	11,284	11,764
Series 2008-29 Class CA, 4.5% 9/25/35	19,443	20,319
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	11,120	11,634
Series 2006-4 Class PB, 6% 9/25/35	12,617	13,543
Series 2006-49 Class CA, 6% 2/25/31	14,391	15,082
Series 2006-54 Class PE, 6% 2/25/33	5,558	5,935
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,798	3,040
Series 2002-56 Class MC, 5.5% 9/25/17	1,775	1,913
Series 2003-123 Class AB, 4% 10/25/16	6,260	6,438
Series 2003-76 Class BA, 4.5% 3/25/18	7,449	7,802
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,300	1,414
Series 2508 Class UL, 5% 12/15/16	1,238	1,272
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	43,924	45,615
Class KH, 4% 12/15/14	44,242	46,234
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	3,705	4,011
Series 2394 Class KD, 6% 12/15/16	2,082	2,250
Series 2417 Class EH, 6% 2/15/17	1,179	1,261
Series 2535 Class PC, 6% 9/15/32	3,910	4,158
Series 2617 Class TH, 4.5% 5/15/15	1,511	1,510
Series 2656 Class BW, 4.5% 4/15/28	2,902	2,944
Series 2677 Class LD, 4.5% 3/15/17	6,390	6,646
Series 2690 Class PD, 5% 2/15/27	4,398	4,475
Series 2702 Class AB, 4.5% 7/15/27	9,121	9,310
Series 2755 Class LC, 4% 6/15/27	4,409	4,470
Series 2770 Class UD, 4.5% 5/15/17	8,730	9,201
Series 2901 Class UM, 4.5% 1/15/30	10,589	11,031
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	$ 2,403	$ 2,535
Series 2635 Class DG, 4.5% 1/15/18	8,523	8,906
Series 2780 Class A, 4% 12/15/14	4,406	4,455
Series 2867 Class EA, 4.5% 11/15/18	2,918	3,048
Series 2895 Class EJ, 4% 8/15/17	6,157	6,367
Series 2970 Class YA, 5% 9/15/18	2,605	2,701
TOTAL U.S. GOVERNMENT AGENCY		291,791
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $403,049)		395,643
Commercial Mortgage Securities - 4.0%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9775% 2/3/11 (f)(l)(m)	79,110	704
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5186% 2/14/43 (l)(m)	18,744	673
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	78	80
Series 2006-5 Class A1, 5.185% 9/10/47	1,935	1,962
Series 2007-2 Class A1, 5.421% 4/10/49	64	66
Series 2007-3 Class A1, 5.6579% 6/10/49 (l)	6,452	6,642
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2006-1 Class A1, 5.219% 9/10/45 (l)	176	178
Series 2003-2 Class XP, 0.293% 3/11/41 (f)(l)(m)	3,887	10
Series 2004-6 Class XP, 0.4983% 12/10/42 (l)(m)	33,368	277
Series 2005-4 Class XP, 0.1537% 7/10/45 (l)(m)	52,373	244
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7019% 3/15/22 (f)(l)	415	315
Class G, 0.7619% 3/15/22 (f)(l)	269	188
Series 2006-BIX1:
Class F, 0.5419% 10/15/19 (f)(l)	1,104	751
Class G, 0.5619% 10/15/19 (f)(l)	767	445
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (f)(l)	$ 59	$ 31
Series 2004-1:
Class A, 0.5888% 4/25/34 (f)(l)	2,755	2,121
Class B, 2.1288% 4/25/34 (f)(l)	293	135
Class M1, 0.7888% 4/25/34 (f)(l)	250	157
Class M2, 1.4288% 4/25/34 (f)(l)	218	116
Series 2004-2:
Class A, 0.6588% 8/25/34 (f)(l)	1,991	1,449
Class M1, 0.8088% 8/25/34 (f)(l)	664	379
Series 2004-3:
Class A1, 0.5988% 1/25/35 (f)(l)	3,562	2,547
Class A2, 0.6488% 1/25/35 (f)(l)	506	319
Class M1, 0.7288% 1/25/35 (f)(l)	251	135
Class M2, 1.2288% 1/25/35 (f)(l)	142	65
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (f)(l)	1,005	678
Class M1, 0.6588% 8/25/35 (f)(l)	70	32
Class M2, 0.7088% 8/25/35 (f)(l)	115	49
Class M3, 0.7288% 8/25/35 (f)(l)	63	25
Class M4, 0.8388% 8/25/35 (f)(l)	58	22
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (f)(l)	510	359
Class A2, 0.6288% 11/25/35 (f)(l)	355	215
Class M1, 0.6688% 11/25/35 (f)(l)	60	28
Class M2, 0.7188% 11/25/35 (f)(l)	77	34
Class M3, 0.7388% 11/25/35 (f)(l)	69	28
Class M4, 0.8288% 11/25/35 (f)(l)	85	33
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (f)(l)	4,862	3,039
Class B1, 1.6288% 1/25/36 (f)(l)	381	118
Class M1, 0.6788% 1/25/36 (f)(l)	1,552	761
Class M2, 0.6988% 1/25/36 (f)(l)	505	232
Class M3, 0.7288% 1/25/36 (f)(l)	669	288
Class M4, 0.8388% 1/25/36 (f)(l)	371	141
Class M5, 0.8788% 1/25/36 (f)(l)	371	128
Class M6, 0.9288% 1/25/36 (f)(l)	377	121
Series 2006-1:
Class A2, 0.5888% 4/25/36 (f)(l)	1,609	945
Class M1, 0.6088% 4/25/36 (f)(l)	500	213
Class M2, 0.6288% 4/25/36 (f)(l)	529	210
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6488% 4/25/36 (f)(l)	$ 454	$ 169
Class M4, 0.7488% 4/25/36 (f)(l)	258	92
Class M5, 0.7888% 4/25/36 (f)(l)	249	84
Class M6, 0.8688% 4/25/36 (f)(l)	542	173
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (f)(l)	1,830	1,249
Class A2, 0.5088% 7/25/36 (f)(l)	1,356	794
Class B1, 1.0988% 7/25/36 (f)(l)	491	146
Class B3, 2.9288% 7/25/36 (f)(l)	809	216
Class M1, 0.5388% 7/25/36 (f)(l)	1,423	616
Class M2, 0.5588% 7/25/36 (f)(l)	1,001	399
Class M3, 0.5788% 7/25/36 (f)(l)	792	295
Class M4, 0.6488% 7/25/36 (f)(l)	531	189
Class M5, 0.6988% 7/25/36 (f)(l)	655	219
Class M6, 0.7688% 7/25/36 (f)(l)	1,029	331
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (f)(l)	108	18
Class B2, 1.5788% 10/25/36 (f)(l)	78	12
Class B3, 2.8288% 10/25/36 (f)(l)	126	19
Class M4, 0.6588% 10/25/36 (f)(l)	119	32
Class M5, 0.7088% 10/25/36 (f)(l)	142	34
Class M6, 0.7888% 10/25/36 (f)(l)	279	56
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (f)(l)	547	368
Class A2, 0.4988% 12/25/36 (f)(l)	2,480	1,138
Class B1, 0.9288% 12/25/36 (f)(l)	86	20
Class B2, 1.4788% 12/25/36 (f)(l)	88	19
Class B3, 2.6788% 12/25/36 (f)(l)	148	27
Class M1, 0.5188% 12/25/36 (f)(l)	178	58
Class M2, 0.5388% 12/25/36 (f)(l)	119	36
Class M3, 0.5688% 12/25/36 (f)(l)	121	35
Class M4, 0.6288% 12/25/36 (f)(l)	145	39
Class M5, 0.6688% 12/25/36 (f)(l)	133	33
Class M6, 0.7488% 12/25/36 (f)(l)	119	28
Series 2007-1:
Class A2, 0.4988% 3/25/37 (f)(l)	2,556	1,508
Class B1, 0.8988% 3/25/37 (f)(l)	820	156
Class B2, 1.3788% 3/25/37 (f)(l)	591	95
Class B3, 3.5788% 3/25/37 (f)(l)	1,679	218
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M1, 0.4988% 3/25/37 (f)(l)	$ 694	$ 274
Class M2, 0.5188% 3/25/37 (f)(l)	522	183
Class M3, 0.5488% 3/25/37 (f)(l)	463	144
Class M4, 0.5988% 3/25/37 (f)(l)	356	100
Class M5, 0.6488% 3/25/37 (f)(l)	581	145
Class M6, 0.7288% 3/25/37 (f)(l)	812	179
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (f)(l)	430	280
Class A2, 0.5488% 7/25/37 (f)(l)	403	189
Class B1, 1.8288% 7/25/37 (f)(l)	126	19
Class B2, 2.4788% 7/25/37 (f)(l)	109	18
Class B3, 3.5788% 7/25/37 (f)(l)	123	17
Class M1, 0.5988% 7/25/37 (f)(l)	143	50
Class M2, 0.6388% 7/25/37 (f)(l)	80	25
Class M3, 0.7188% 7/25/37 (f)(l)	81	21
Class M4, 0.8788% 7/25/37 (f)(l)	157	34
Class M5, 0.9788% 7/25/37 (f)(l)	138	28
Class M6, 1.2288% 7/25/37 (f)(l)	175	30
Series 2007-3:
Class A2, 0.5188% 7/25/37 (f)(l)	640	306
Class B1, 1.1788% 7/25/37 (f)(l)	558	120
Class B2, 1.8288% 7/25/37 (f)(l)	1,438	261
Class B3, 4.2288% 7/25/37 (f)(l)	742	113
Class M1, 0.5388% 7/25/37 (f)(l)	482	173
Class M2, 0.5688% 7/25/37 (f)(l)	517	171
Class M3, 0.5988% 7/25/37 (f)(l)	839	260
Class M4, 0.7288% 7/25/37 (f)(l)	1,316	362
Class M5, 0.8288% 7/25/37 (f)(l)	667	155
Class M6, 1.0288% 7/25/37 (f)(l)	508	131
Series 2007-4A:
Class A2, 0.7788% 9/25/37 (f)(l)	4,835	2,176
Class B1, 2.7788% 9/25/37 (f)(l)	817	90
Class B2, 3.6788% 9/25/37 (f)(l)	3,044	304
Class M1, 1.1788% 9/25/37 (f)(l)	762	175
Class M2, 1.2788% 9/25/37 (f)(l)	762	145
Class M4, 1.8288% 9/25/37 (f)(l)	2,003	300
Class M5, 1.9788% 9/25/37 (f)(l)	2,003	260
Class M6, 2.1788% 9/25/37 (f)(l)	2,004	240
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(m)	21,134	676
Series 2006-2A Class IO, 1.7976% 7/25/36 (d)(f)(m)	54,711	3,288
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (f)(l)	$ 542	$ 298
Class H, 0.8819% 3/15/19 (f)(l)	365	175
Class J, 1.0819% 3/15/19 (f)(l)	274	118
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (f)(l)	303	152
Class E, 0.5319% 3/15/22 (f)(l)	1,576	741
Class F, 0.5819% 3/15/22 (f)(l)	967	416
Class G, 0.6319% 3/15/22 (f)(l)	248	99
Class H, 0.7819% 3/15/22 (f)(l)	303	109
Class J, 0.9319% 3/15/22 (f)(l)	303	85
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,829
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	75	77
Series 2007-PW17 Class A1, 5.282% 6/11/50	5,939	6,070
Series 2002-TOP8 Class X2, 2.0891% 8/15/38 (f)(l)(m)	32,300	420
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (f)(l)(m)	60,795	484
Series 2004-PWR6 Class X2, 0.6186% 11/11/41 (f)(l)(m)	22,454	341
Series 2005-PWR9 Class X2, 0.3672% 9/11/42 (f)(l)(m)	122,399	1,480
Series 2006-PW13 Class A1, 5.294% 9/11/41	7,286	7,491
Series 2007-PW15 Class A1, 5.016% 2/11/44	52	54
Series 2007-T28 Class A1, 5.422% 9/11/42	3,158	3,287
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (f)(l)	6,231	4,119
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0744% 5/15/35 (f)(l)(m)	131,096	4,428
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 6.1731% 2/12/16 (f)(l)	90	90
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5631% 11/15/36 (f)(l)	323	206
Class H, 0.6031% 11/15/36 (f)(l)	258	152
Series 2004-C2 Class XP, 0.9084% 10/15/41 (f)(l)(m)	25,646	393
Series 2007-C6 Class A1, 5.622% 12/10/49 (l)	187	194
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	2,587	2,619
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD3 Class X3, 0.4247% 10/15/48 (l)(m)	$ 294,128	$ 4,065
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2:
Class A1, 5.064% 4/15/47 (l)	1,008	1,018
Class A2, 5.334% 4/15/47	12,642	12,831
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5419% 4/15/17 (f)(l)	640	416
Class E, 0.6019% 4/15/17 (f)(l)	204	122
Class F, 0.6419% 4/15/17 (f)(l)	116	61
Class G, 0.7819% 4/15/17 (f)(l)	116	52
Class H, 0.8519% 4/15/17 (f)(l)	116	37
Class J, 1.0819% 4/15/17 (f)(l)	89	22
Series 2005-FL11:
Class F, 0.6819% 11/15/17 (f)(l)	170	132
Class G, 0.7319% 11/15/17 (f)(l)	118	79
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	7,575	7,444
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (f)(l)(m)	10,569	82
Series 2005-LP5 Class XP, 0.2739% 5/10/43 (l)(m)	30,688	228
Series 2006-C8 Class XP, 0.4838% 12/10/46 (l)(m)	5,239	75
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	424	431
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	130	132
Series 2007-C3 Class A1, 5.664% 6/15/39 (l)	29	29
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (l)(m)	224,347	4,665
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	3,416	3,485
Series 1998-C1 Class D, 7.17% 5/17/40	723	734
Series 1999-C1 Class E, 7.8926% 9/15/41 (l)	2,858	2,858
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (l)(m)	108,554	1,404
Series 2003-C3 Class ASP, 1.6919% 5/15/38 (f)(l)(m)	69,983	332
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (f)(l)(m)	2,932	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (f)(l)(m)	$ 49,453	$ 448
Series 2005-C1 Class ASP, 0.3242% 2/15/38 (f)(l)(m)	250,377	1,553
Series 2005-C2 Class ASP, 0.5333% 4/15/37 (f)(l)(m)	44,512	481
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (f)(l)	1,256	628
0.5019% 2/15/22 (f)(l)	448	157
Class F, 0.5519% 2/15/22 (f)(l)	897	287
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	882	882
First Union National Bank-Bank of America Commercial Mortgage Trust:
sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	2,026	2,069
Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,645
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	1,719	1,737
Series 2001-1 Class X1, 1.0456% 5/15/33 (f)(l)(m)	71,735	721
Series 2004-C1 Class X2, 1.1162% 11/10/38 (f)(l)(m)	2,860	26
Series 2007-C1 Class XP, 0.2074% 12/10/49 (l)(m)	3,951	27
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	7,705	7,923
Series 2003-C3 Class X2, 0.6546% 12/10/38 (f)(l)(m)	3,094	15
Series 2004-C3 Class X2, 0.6292% 12/10/41 (l)(m)	27,566	276
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	201	209
Series 2007-GG9 Class A1, 5.233% 3/10/39	15	15
Series 2003-C1 Class XP, 2.0344% 7/5/35 (f)(l)(m)	1,869	10
Series 2003-C2 Class XP, 0.8642% 1/5/36 (f)(l)(m)	50,961	369
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (f)(l)(m)	113,201	1,624
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6684% 6/6/20 (f)(l)	$ 562	$ 309
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (f)(l)	4,021	3,418
Class D, 0.5984% 3/6/20 (f)(l)	1,390	1,168
Class E, 0.6684% 3/6/20 (f)(l)	1,905	1,595
Class F, 0.7084% 3/6/20 (f)(l)	967	805
Class G, 0.7484% 3/6/20 (f)(l)	479	394
Class H, 0.8784% 3/6/20 (f)(l)	799	655
Class J, 1.0784% 3/6/20 (f)(l)	1,146	920
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	2,589	2,733
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	66	68
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (f)	628	644
Series 2000-HLTA Class D, 7.555% 10/3/15 (f)	4,870	5,064
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	307	307
Series 2003-CB7 Class X2, 0.7076% 1/12/38 (f)(l)(m)	9,652	59
Series 2003-LN1 Class X2, 0.6557% 10/15/37 (f)(l)(m)	79,485	306
Series 2004-C1 Class X2, 0.9676% 1/15/38 (f)(l)(m)	10,936	102
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (f)(l)(m)	18,542	148
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4619% 11/15/18 (f)(l)	166	86
Class E, 0.5119% 11/15/18 (f)(l)	237	118
Class F, 0.5619% 11/15/18 (f)(l)	355	163
Class G, 0.5919% 11/15/18 (f)(l)	308	136
Class H, 0.7319% 11/15/18 (f)(l)	237	95
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (l)	3,676	3,764
Series 2008-C2 Class A1, 5.017% 2/12/51	1,897	1,942
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	16,428	16,664
Series 2006-C6 Class A1, 5.23% 9/15/39	2,996	3,045
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	$ 1,151	$ 1,179
Series 2007-C1 Class A1, 5.391% 2/15/40 (l)	1,591	1,627
Series 2007-C2 Class A1, 5.226% 2/15/40	1,278	1,302
Series 2003-C1 Class XCP, 1.2721% 12/15/36 (f)(l)(m)	18,642	10
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (f)(l)(m)	36,727	358
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	53	53
Series 2004-C6 Class XCP, 0.5836% 8/15/36 (f)(l)(m)	34,608	278
Series 2006-C1 Class XCP, 0.3421% 2/15/41 (l)(m)	184,498	1,852
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(m)	128,657	2,514
Series 2007-C1 Class XCP, 0.4741% 2/15/40 (l)(m)	51,593	708
Series 2007-C2 Class XCP, 0.5056% 2/15/40 (l)(m)	250,856	3,816
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (f)	2,500	2,585
Series 2001-WM, 6.754% 7/14/16 (f)	7,589	7,706
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5719% 9/15/21 (f)(l)	770	456
Class G, 0.5919% 9/15/21 (f)(l)	1,521	676
Class H, 0.6319% 9/15/21 (f)(l)	392	136
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	59	59
Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,605	2,602
Series 2007-C1 Class A1, 4.533% 6/12/50	74	75
Series 2005-MCP1 Class XP, 0.5279% 6/12/43 (l)(m)	36,682	692
Series 2005-MKB2 Class XP, 0.154% 9/12/42 (l)(m)	17,548	123
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	1,579	1,613
Series 2007-8 Class A1, 4.622% 8/12/49	2,852	2,915
Series 2007-9 Class A2, 5.59% 9/12/49	4,770	4,937
Series 2006-4 Class XP, 0.6256% 12/12/49 (l)(m)	104,236	2,135
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.429% 7/15/19 (f)(l)	554	76
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (f)(l)	1,773	705
Series 2007-XLCA Class B, 0.7288% 7/17/17 (f)(l)	1,139	23
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.419% 10/15/20 (f)(l)	$ 449	$ 112
Class E, 0.479% 10/15/20 (f)(l)	562	84
Class F, 0.529% 10/15/20 (f)(l)	337	34
Class G, 0.4719% 10/15/20 (f)(l)	417	33
Class H, 0.659% 10/15/20 (f)(l)	262	13
Class J, 0.809% 10/15/20 (f)(l)	300	9
Class MHRO, 0.9219% 10/15/20 (f)(l)	158	20
Class MJPM, 1.2319% 10/15/20 (f)(l)	50	5
Class MSTR, 0.9319% 10/15/20 (f)(l)	94	15
Class NHRO, 1.119% 10/15/20 (f)(l)	234	27
Class NSTR, 1.079% 10/15/20 (f)(l)	87	12
sequential payer:
Series 2003-IQ4 Class A1, 3.27% 5/15/40	1,300	1,302
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (f)(l)(m)	24,293	307
Series 2006-HQ8 Class A1, 5.124% 3/12/44	128	128
Series 2006-T23 Class A1, 5.682% 8/12/41	1,675	1,725
Series 2007-HQ11 Class A1, 5.246% 2/12/44	2,926	3,000
Series 2007-IQ13 Class A1, 5.05% 3/15/44	45	46
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	117	121
Class A2, 5.61% 4/15/49	12,445	12,934
Series 2007-T25 Class A1, 5.391% 11/12/49	71	73
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(l)(m)	49,218	511
Series 2005-HQ5 Class X2, 0.1749% 1/14/42 (l)(m)	44,327	255
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (f)(l)(m)	43,525	820
Series 2005-TOP17 Class X2, 0.5915% 12/13/41 (l)(m)	31,435	482
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (f)(l)(m)	2,446	33
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (l)	84	88
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (f)(l)	1,544	81
Class D, 0.929% 7/17/17 (f)(l)	726	38
Class E, 1.029% 7/17/17 (f)(l)	590	31
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3313% 3/12/35 (f)(l)(m)	47,877	615
Series 2003-TOP9 Class X2, 1.4709% 11/13/36 (f)(l)(m)	26,808	375
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.706% 4/4/27 (l)	$ 6,427	$ 6,437
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (f)(l)	859	857
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (f)(l)	938	444
Class F, 0.5731% 8/11/18 (f)(l)	1,264	543
Class G, 0.5931% 8/11/18 (f)(l)	1,198	493
Class J, 0.8331% 8/11/18 (f)(l)	266	67
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (f)(l)	68	27
Class AP2, 1.0319% 6/15/20 (f)(l)	112	34
Class F, 0.7119% 6/15/20 (f)(l)	2,172	391
Class LXR2, 1.0319% 6/15/20 (f)(l)	1,481	444
sequential payer:
Series 2006-C29 Class A1, 5.11% 11/15/48	218	222
Series 2007-C30 Class A1, 5.031% 12/15/43	2,554	2,600
Series 2007-C31 Class A1, 5.14% 4/15/47	1,469	1,496
Series 2003-C8 Class XP, 0.3153% 11/15/35 (f)(l)(m)	1,343	4
Series 2003-C9 Class XP, 0.4734% 12/15/35 (f)(l)(m)	1,502	6
Series 2005-C20 Class A3SF, 0.3631% 7/15/42 (l)	7,604	7,469
Series 2006-C23 Class X, 0.0803% 1/15/45 (f)(l)(m)	1,012,547	3,749
Series 2007-C30 Class XP, 0.434% 12/15/43 (f)(l)(m)	259,738	3,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $335,803)		294,126
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $9,917)	9,917	10,019
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $20,213)	20,250	20,358
Certificates of Deposit - 0.3%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $17,287)	17,298	17,601
Commercial Paper - 0.8%
	Principal Amount (000s)	Value (000s)
Fortis Funding LLC yankee 0.21% 4/19/10	$ 20,000	$ 19,995
Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	19,000	18,990
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	19,000	19,000
TOTAL COMMERCIAL PAPER (Cost $57,962)		57,985
Cash Equivalents - 4.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Government Obligations) #	$ 286,966	286,963
(Collateralized by U.S. Government Obligations) # (b)	36,006	36,006
TOTAL CASH EQUIVALENTS (Cost $322,969)		322,969
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $7,381,312)		7,354,720
NET OTHER ASSETS - (0.6)%		(41,079)
NET ASSETS - 100%		$ 7,313,641
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
382 Eurodollar 90 Day Index Contracts	March 2010	$ 381,747	$ 1,284
382 Eurodollar 90 Day Index Contracts	June 2010	381,666	1,432
112 Eurodollar 90 Day Index Contracts	Sept. 2010	111,856	366
291 Eurodollar 90 Day Index Contracts	Dec. 2010	290,414	108
291 Eurodollar 90 Day Index Contracts	March 2011	290,163	112
TOTAL EURODOLLAR CONTRACTS			$ 3,302
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (k)

	August 2034	$ 313	$ (234)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (k)	Oct. 2034	376	(238)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (k)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (k)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (k)	Oct. 2034	412	(280)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	420	(397)
		$ 1,654	$ (1,229)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $883,554,000 or 12.1% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $238,398,000 or 3.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,209,000.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,414,000.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,894,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 7,191
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$286,963,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 192,053
HSBC Securities (USA), Inc.	27,644
ING Financial Markets LLC	2,764
J.P. Morgan Securities, Inc.	18,429
Mizuho Securities USA, Inc.	41,466
RBC Capital Markets Corp.	4,607
$ 286,963
$36,006,000 due 3/01/10 at 0.12%
J.P. Morgan Securities, Inc.	$ 36,006
Affiliated Central Funds
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 44,351	$ -	$ 44,942*	$ -	0.0%
Total	$ 44,351	$ -	$ 44,942	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,888,994	$ -	$ 1,888,994	$ -
U.S. Government and Government Agency Obligations	2,841,359	-	2,841,359	-
U.S. Government Agency - Mortgage Securities	621,595	-	621,595	-
Asset-Backed Securities	884,071	-	846,493	37,578
Collateralized Mortgage Obligations	395,643	-	385,627	10,016
Commercial Mortgage Securities	294,126	-	255,781	38,345
Municipal Securities	10,019	-	10,019	-
Foreign Government and Government Agency Obligations	20,358	-	20,358	-
Certificates of Deposit	17,601	-	17,601	-
Commercial Paper	57,985	-	57,985	-
Cash Equivalents	322,969	-	322,969	-
Total Investments in Securities:	$ 7,354,720	$ -	$ 7,268,781	$ 85,939
Derivative Instruments:
Assets
Futures Contracts	$ 3,302	$ 3,302	$ -	$ -
Liabilities
Swap Agreements	$ (1,229)	$ -	$ (472)	$ (757)
Total Derivative Instruments:	$ 2,073	$ 3,302	$ (472)	$ (757)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 49,167
Total Realized Gain (Loss)	(3,211)
Total Unrealized Gain (Loss)	8,236
Cost of Purchases	19
Proceeds of Sales	(11,206)
Amortization/Accretion	(1,041)
Transfers in/out of Level 3	(4,386)
Ending Balance	$ 37,578
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 2,858
Collateralized Mortgage Obligations
Beginning Balance	$ 10,652
Total Realized Gain (Loss)	88
Total Unrealized Gain (Loss)	13,736
Cost of Purchases	-
Proceeds of Sales	(192)
Amortization/Accretion	85
Transfers in/out of Level 3	(14,353)
Ending Balance	$ 10,016
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 6,122
Commercial Mortgage Securities
Beginning Balance	$ 48,411
Total Realized Gain (Loss)	494
Total Unrealized Gain (Loss)	5,492
Cost of Purchases	-
Proceeds of Sales	(4,389)
Amortization/Accretion	(390)
Transfers in/out of Level 3	(11,273)
Ending Balance	$ 38,345
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 2,735
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (814)
Total Unrealized Gain (Loss)	57
Transfers in/out of Level 3	-
Ending Balance	$ (757)
Realized gain (loss) on Swap Agreements for the period	$ 17
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 51

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (1,229)
Interest Rate Risk
Futures Contracts (a)	3,302	-
Total Value of Derivatives	$ 3,302	$ (1,229)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $238,844,000 of which $22,435,000, $14,473,000, $2,521,000, $20,065,000 and $179,350,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $220,484,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,300 and repurchase agreements of $322,969) - See accompanying schedule: Unaffiliated issuers (cost $7,381,312)		$ 7,354,720
Cash		35
Receivable for investments sold		34,782
Receivable for swap agreements		3
Receivable for fund shares sold		7,886
Interest receivable		36,463
Receivable for daily variation on futures contracts		19
Other receivables		68
Total assets		7,433,976

Liabilities
Payable for investments purchased Regular delivery	$ 47,002
Delayed delivery	25,653
Payable for fund shares redeemed	6,999
Distributions payable	664
Unrealized depreciation on swap agreements	1,229
Accrued management fee	1,912
Other affiliated payables	803
Other payables and accrued expenses	67
Collateral on securities loaned, at value	36,006
Total liabilities		120,335

Net Assets		$ 7,313,641
Net Assets consist of:
Paid in capital		$ 7,772,493
Undistributed net investment income		7,132
Accumulated undistributed net realized gain (loss) on investments		(441,465)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(24,519)
Net Assets		$ 7,313,641

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,190,115 ÷ 858,002 shares)		$ 8.38

Class F: Net Asset Value, offering price and redemption price per share ($123,526 ÷ 14,746 shares)		$ 8.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 97,472

Expenses
Management fee	$ 10,850
Transfer agent fees	3,410
Fund wide operations fee	1,153
Independent trustees' compensation	12
Miscellaneous	13
Total expenses before reductions	15,438
Expense reductions	(1)	15,437
Net investment income		82,035
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,438
Fidelity Central Funds	1,647
Futures contracts	3,397
Swap agreements	20
Total net realized gain (loss)		35,502
Change in net unrealized appreciation (depreciation) on: Investment securities	96,506
Futures contracts	(1,526)
Swap agreements	117
Total change in net unrealized appreciation (depreciation)		95,097
Net gain (loss)		130,599
Net increase (decrease) in net assets resulting from operations		$ 212,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 82,035	$ 187,238
Net realized gain (loss)	35,502	(275,689)
Change in net unrealized appreciation (depreciation)	95,097	205,472
Net increase (decrease) in net assets resulting from operations	212,634	117,021
Distributions to shareholders from net investment income	(85,038)	(182,933)
Share transactions - net increase (decrease)	852,482	(295,010)
Total increase (decrease) in net assets	980,078	(360,922)

Net Assets
Beginning of period	6,333,563	6,694,485
End of period (including undistributed net investment income of $7,132 and undistributed net investment income of $10,135, respectively)	$ 7,313,641	$ 6,333,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99
Income from Investment Operations
Net investment income D	.099	.260	.376	.421	.133	.344	.243
Net realized and unrealized gain (loss)	.164	(.097)	(.355)	(.208)	.037	(.107)	(.067)
Total from investment operations	.263	.163	.021	.213	.170	.237	.176
Distributions from net investment income	(.103)	(.253)	(.371)	(.413)	(.130)	(.337)	(.246)
Net asset value, end of period	$ 8.38	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92
Total Return B, C	3.22%	2.07%	.23%	2.41%	1.95%	2.70%	1.98%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.46%	.56%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.46%	.56%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44% A	.46%	.56%
Net investment income	2.41% A	3.22%	4.42%	4.77%	4.48% A	3.88%	2.71%
Supplemental Data
Net assets, end of period (in millions)	$ 7,190	$ 6,333	$ 6,694	$ 7,341	$ 6,345	$ 5,865	$ 4,879
Portfolio turnover rate F	326% A,J	264% J	71%	82% J	55% A	62%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2010	Year ended August 31,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income D	.100	.042
Net realized and unrealized gain (loss)	.168	.121 G
Total from investment operations	.268	.163
Distributions from net investment income	(.108)	(.043)
Net asset value, end of period	$ 8.38	$ 8.22
Total Return B, C	3.27%	2.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income	2.51% A	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,526	$ 398
Portfolio turnover rate F	326% A, J	264% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,029,696
Gross unrealized depreciation	(167,937,808)
Net unrealized appreciation (depreciation)	$ (28,908,112)

Tax cost	$ 7,383,628,240

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Repurchase Agreements - continued

the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives.

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4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The

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Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

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4. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,653,972 representing .02% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(1,228,642). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $1,413,761. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $1,653,972, less the value of the swaps' related reference obligations.

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Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 20,280	117,450
Interest Rate Risk
Futures Contracts	3,397,266	(1,526,257)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 3,417,546	$ (1,408,807)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $3,397,266 for futures contract, and $20,280 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,526,257) for futures contracts, and $117,450 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $1,253,755,312 and $628,356,848, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond Fund's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $44,941,724 in return for 433,584 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,037 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $232,655.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $797.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net investment income
Short-Term Bond	$ 84,471,078	$ 182,930,708
Class F	566,605	1,885
Total	$ 85,037,683	$ 182,932,593

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Short-Term Bond
Shares sold	165,171,375	229,979,818	$ 1,374,906,165	$ 1,853,482,993
Reinvestment of distributions	9,562,861	21,600,190	79,700,418	174,104,229
Shares redeemed	(87,004,011)	(286,971,458)	(724,687,813)	(2,322,990,140)
Net increase (decrease)	87,730,225	(35,391,450)	$ 729,918,770	$ (295,402,918)
Class F
Shares sold	14,923,248	48,250	$ 124,448,698	$ 391,545
Reinvestment of distributions	67,873	230	566,605	1,885
Shares redeemed	(293,773)	(32)	(2,452,058)	(260)
Net increase (decrease)	14,697,348	48,448	$ 122,563,245	$ 393,170

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

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The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

STP-F-SANN-0410
1.891868.100

Fidelity ®

U.S. Bond Index
Fund

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010) for U.S. Bond Index and for the entire period (September 24, 2009 to February 28, 2010) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period
U.S. Bond Index	.32%
Actual		$ 1,000.00	$ 1,030.40	$ 1.61 B
HypotheticalA		$ 1,000.00	$ 1,023.21	$ 1.61 C
Class F	.22%
Actual		$ 1,000.00	$ 1,030.80	$ .97 B
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10 C

A 5% return per year before expenses

B Actual expenses are equal to each class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for U.S. Bond Index and multiplied by 158/365 (to reflect the period September 24, 2009 to February 28, 2010) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations† 70.8%	U.S. Government and U.S. Government Agency Obligations† 74.5%
AAA 5.3%	AAA 5.5%
AA 2.9%	AA 2.8%
A 7.9%	A 7.7%
BBB 7.9%	BBB 8.0%
BB and Below 0.2%	BB and Below 0.4%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	5.7	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	4.2	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 18.0%		Corporate Bonds 20.0%
	U.S. Government and U.S. Government Agency Obligations† 70.8%		U.S. Government and U.S. Government Agency Obligations† 74.5%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.5%
	CMOs and Other Mortgage Related Securities 3.6%		CMOs and Other Mortgage Related Securities 3.6%
	Municipal Bonds 0.2%		Municipal Bonds 0.1%
	Other Investments 1.9%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	5.2%	** Foreign investments	5.0%

† Includes FDIC Guaranteed Corporate Securities and Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,873
5.875% 3/15/11	2,058	2,144
		8,017
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,514
6.3% 3/1/38	7,045	7,781
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,068
5.3% 9/15/19	2,000	2,062
		14,425
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	4,199	4,333
5.875% 1/15/36	10,000	8,792
		13,125
Media - 1.0%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,864	1,972
6.875% 5/1/12	2,418	2,668
7.625% 4/15/31	3,250	3,787
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	531
Comcast Corp.:
4.95% 6/15/16	1,862	1,939
5.5% 3/15/11	378	395
5.7% 5/15/18	2,940	3,123
5.7% 7/1/19	12,000	12,671
6.4% 3/1/40	1,000	1,017
6.55% 7/1/39	3,000	3,132
COX Communications, Inc. 4.625% 6/1/13	4,425	4,692
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,711
News America, Inc.:
4.75% 3/15/10	242	242
5.3% 12/15/14	868	955
5.65% 8/15/20 (d)	1,000	1,070
6.15% 3/1/37	3,955	3,960
6.9% 3/1/19	2,110	2,424
6.9% 8/15/39 (d)	2,000	2,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Thomson Reuters Corp. 4.7% 10/15/19	$ 4,000	$ 4,048
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,598
5.85% 5/1/17	5,801	6,238
6.2% 7/1/13	2,302	2,547
6.75% 7/1/18	1,162	1,300
7.3% 7/1/38	8,000	9,073
8.75% 2/14/19	2,368	2,947
Time Warner, Inc.:
5.875% 11/15/16	2,131	2,338
6.5% 11/15/36	7,160	7,583
Viacom, Inc.:
4.375% 9/15/14	2,000	2,095
5.625% 9/15/19	1,000	1,058
6.125% 10/5/17	5,420	5,950
6.75% 10/5/37	1,865	1,959
Walt Disney Co. 5.5% 3/15/19	2,000	2,199
		102,429
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	10,000	12,227
TOTAL CONSUMER DISCRETIONARY		150,223
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,227
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,120
5.75% 10/23/17	5,185	5,636
PepsiCo, Inc. 7.9% 11/1/18	6,000	7,504
		16,487
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.5556% 6/1/10 (h)	2,275	2,276
6.125% 9/15/39	1,000	1,017
6.302% 6/1/37 (h)	5,809	5,315
Kroger Co. 3.9% 10/1/15	9,000	9,174
Safeway, Inc. 5% 8/15/19	1,000	1,014
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.:
3.2% 5/15/14	$ 10,000	$ 10,342
6.5% 8/15/37	8,275	9,401
		38,539
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,427
General Mills, Inc. 5.65% 2/15/19	13,501	14,541
Kellogg Co. 4.45% 5/30/16	2,000	2,107
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,850
6% 2/11/13	7,895	8,716
6.125% 2/1/18	5,497	6,031
6.75% 2/19/14	535	608
6.875% 2/1/38	3,250	3,539
		43,819
Household Products - 0.1%
Procter & Gamble Co.:
3.15% 9/1/15	4,500	4,635
4.6% 1/15/14	4,000	4,325
		8,960
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,773	1,891
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	7,627
Philip Morris International, Inc.:
4.875% 5/16/13	8,937	9,627
5.65% 5/16/18	6,789	7,338
6.375% 5/16/38	1,450	1,586
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,128
7.25% 6/15/37	7,220	7,455
		36,761
TOTAL CONSUMER STAPLES		146,457
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Halliburton Co.:
6.15% 9/15/19	2,000	2,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.: - continued
7.45% 9/15/39	$ 1,500	$ 1,868
Rowan Companies, Inc. 7.875% 8/1/19	500	575
Transocean Ltd. 5.25% 3/15/13	3,433	3,708
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,845
5.15% 3/15/13	2,255	2,399
7% 3/15/38	5,580	5,827
		18,474
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,477
6.45% 9/15/36	2,675	2,804
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,045
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,797
5.7% 5/15/17	1,148	1,240
Cenovus Energy, Inc. 6.75% 11/15/39 (d)	2,000	2,198
ConocoPhillips:
4.6% 1/15/15	3,000	3,238
5.75% 2/1/19	2,902	3,186
6.5% 2/1/39	7,529	8,458
Devon Energy Corp. 5.625% 1/15/14	2,321	2,559
Duke Energy Field Services:
6.875% 2/1/11	2,291	2,409
7.875% 8/16/10	1,028	1,060
El Paso Natural Gas Co. 5.95% 4/15/17	926	978
Enbridge Energy Partners LP:
5.875% 12/15/16	1,789	1,937
6.5% 4/15/18	2,350	2,587
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,179
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,309
5.6% 10/15/14	1,937	2,111
5.65% 4/1/13	690	751
6.65% 4/15/18	2,000	2,219
7.55% 4/15/38	2,000	2,333
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,089
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 3,809	$ 4,099
5.2% 3/10/15	900	957
5.875% 3/10/35	3,710	3,540
6.4% 5/15/37	12,035	12,158
Pemex Project Funding Master Trust 1.5536% 6/15/10 (d)(h)	1,233	1,233
Petro-Canada:
6.05% 5/15/18	3,650	3,950
6.8% 5/15/38	8,445	9,284
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,062
Plains All American Pipeline LP:
5.75% 1/15/20	1,000	1,043
6.125% 1/15/17	1,795	1,946
6.65% 1/15/37	2,795	2,954
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,060
StatoilHydro ASA 2.9% 10/15/14	1,500	1,524
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,218
6.85% 6/1/39	2,000	2,209
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	2,348	2,207
Valero Energy Corp. 6.625% 6/15/37	3,620	3,472
XTO Energy, Inc.:
5% 1/31/15	1,733	1,893
5.65% 4/1/16	1,189	1,332
5.9% 8/1/12	4,410	4,855
		153,046
TOTAL ENERGY		171,520
FINANCIALS - 7.0%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,816	1,862
5.3% 10/30/15	1,159	1,232
6.95% 8/10/12	1,338	1,490
BlackRock, Inc. 6.25% 9/15/17	11,603	12,846
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,556
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 10/15/13	$ 5,848	$ 6,301
5.45% 11/1/12	3,733	4,003
5.625% 1/15/17	7,000	7,140
6.15% 4/1/18	1,951	2,061
6.6% 1/15/12	1,695	1,840
6.75% 10/1/37	24,510	23,764
6.875% 1/15/11	270	284
7.5% 2/15/19	1,741	1,993
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	13,615
Lazard Group LLC:
6.85% 6/15/17	3,804	3,864
7.125% 5/15/15	1,364	1,451
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,580
6.4% 8/28/17	3,140	3,269
6.875% 4/25/18	6,991	7,366
Morgan Stanley:
4.2% 11/20/14	7,250	7,271
4.75% 4/1/14	4,287	4,358
5.05% 1/21/11	3,016	3,123
5.25% 11/2/12	242	259
5.45% 1/9/17	236	240
5.625% 9/23/19	2,000	1,983
5.95% 12/28/17	5,745	5,921
6% 5/13/14	3,000	3,245
6.6% 4/1/12	5,666	6,164
6.625% 4/1/18	5,055	5,378
6.75% 4/15/11	828	875
7.3% 5/13/19	3,000	3,317
Northern Trust Corp. 5.5% 8/15/13	2,607	2,869
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	968	986
State Street Corp. 4.3% 5/30/14	1,940	2,040
The Bank of New York, Inc.:
4.3% 5/15/14	6,000	6,377
4.95% 11/1/12	3,828	4,155
5.45% 5/15/19	2,000	2,132
UBS AG Stamford Branch:
3.875% 1/15/15	2,000	2,000
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 3,500	$ 3,610
5.875% 12/20/17	3,500	3,646
		177,466
Commercial Banks - 1.3%
American Express Bank FSB:
5.5% 4/16/13	4,052	4,334
6% 9/13/17	615	652
Bank of America NA:
5.3% 3/15/17	3,500	3,443
6% 10/15/36	2,419	2,207
Bank One Corp. 5.25% 1/30/13	921	993
Barclays Bank PLC:
5% 9/22/16	1,500	1,531
5.125% 1/8/20	2,000	1,964
5.2% 7/10/14	2,000	2,139
6.75% 5/22/19	3,000	3,313
BB&T Capital Trust IV 6.82% 6/12/77 (h)	3,510	3,071
BB&T Corp. 6.5% 8/1/11	1,231	1,310
Chase Manhattan Corp. 7.875% 6/15/10	1,538	1,568
Credit Suisse New York Branch 6% 2/15/18	15,651	16,442
Credit Suisse New York Branch 5% 5/15/13	9,285	9,989
European Investment Bank 1.625% 3/15/13	3,000	2,998
Export-Import Bank of Korea:
5.125% 2/14/11	2,892	2,977
5.5% 10/17/12	2,235	2,397
Fifth Third Bancorp:
4.5% 6/1/18	122	109
8.25% 3/1/38	2,079	2,141
HSBC Holdings PLC 6.5% 9/15/37	10,000	10,260
JPMorgan Chase Bank 6% 10/1/17	2,075	2,231
KeyBank NA:
5.8% 7/1/14	1,109	1,133
7% 2/1/11	1,113	1,166
Korea Development Bank 4.625% 9/16/10	1,816	1,843
PNC Funding Corp. 6.7% 6/10/19	2,500	2,813
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	2,905	2,875
Union Planters Corp. 7.75% 3/1/11	594	598
UnionBanCal Corp. 5.25% 12/16/13	656	691
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.875% 2/1/15	$ 1,394	$ 1,449
6.6% 1/15/38	10,000	10,268
Wachovia Corp.:
5.5% 5/1/13	14,000	15,123
5.625% 10/15/16	3,367	3,485
5.75% 6/15/17	2,905	3,067
Wells Fargo & Co. 5.625% 12/11/17	10,972	11,560
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	575	608
Westpac Banking Corp.:
2.25% 11/19/12	2,200	2,211
4.875% 11/19/19	1,100	1,086
		136,045
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,710
8.15% 3/19/38	8,500	10,784
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,427
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,102
7.375% 5/23/14	5,000	5,732
Discover Financial Services:
0.7843% 6/11/10 (h)	3,984	3,973
6.45% 6/12/17	2,263	2,189
10.25% 7/15/19	1,000	1,183
General Electric Capital Corp.:
5.25% 10/19/12	20,000	21,365
5.625% 9/15/17	7,044	7,373
5.625% 5/1/18	15,000	15,425
5.9% 5/13/14	10,000	10,973
6.375% 11/15/67 (h)	9,000	8,010
Household Finance Corp. 6.375% 10/15/11	1,842	1,960
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,338
5.25% 1/15/14	1,044	1,107
MBNA Corp. 7.5% 3/15/12	1,593	1,743
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,205	4,206
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
ORIX Corp. 5.48% 11/22/11	$ 381	$ 391
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,006
		105,997
Diversified Financial Services - 1.7%
Bank of America Corp.:
5.75% 12/1/17	4,835	4,896
7.4% 1/15/11	8,580	9,036
BB&T Corp. 3.85% 7/27/12	1,000	1,046
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,000	2,021
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,154
3.875% 3/10/15	2,000	2,090
4.75% 3/10/19	1,000	1,033
Capital One Capital V 10.25% 8/15/39	2,000	2,268
Capital One Capital VI 8.875% 5/15/40	1,000	1,043
Citigroup, Inc.:
5.3% 10/17/12	15,244	16,015
5.5% 4/11/13	13,899	14,549
6.125% 5/15/18	5,731	5,750
6.5% 1/18/11	1,295	1,348
6.5% 8/19/13	6,095	6,556
8.125% 7/15/39	8,000	9,048
8.5% 5/22/19	8,000	9,232
CME Group, Inc. 5.75% 2/15/14	501	554
Deutsche Bank AG London Branch 3.875% 8/18/14	5,000	5,150
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,391
6.375% 5/15/38	7,218	8,050
JPMorgan Chase & Co.:
3.7% 1/20/15	5,000	5,060
4.65% 6/1/14	4,000	4,236
4.891% 9/1/15 (h)	2,703	2,727
5.6% 6/1/11	3,066	3,243
5.75% 1/2/13	2,196	2,388
6.3% 4/23/19	10,000	11,089
6.75% 2/1/11	372	392
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,123
4% 1/27/20	3,000	3,003
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kreditanstalt fuer Wiederaufbau: - continued
4.875% 6/17/19	$ 25,000	$ 26,949
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,075
3.875% 9/16/15	4,000	4,131
		182,646
Insurance - 0.7%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,254
Allstate Corp.:
6.2% 5/16/14	3,000	3,377
7.45% 5/16/19	3,000	3,523
American International Group, Inc.:
5.05% 10/1/15	3,000	2,535
5.85% 1/16/18	2,000	1,615
8.25% 8/15/18	4,000	3,671
Assurant, Inc.:
5.625% 2/15/14	1,894	1,974
6.75% 2/15/34	1,948	1,821
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	583
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	4,966
MetLife, Inc.:
5% 6/15/15	1,153	1,217
6.125% 12/1/11	981	1,058
7.717% 2/15/19	14,148	16,451
Metropolitan Life Global Funding I 4.625% 8/19/10 (d)	3,268	3,317
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,285
5.4% 6/13/35	447	398
5.5% 3/15/16	421	443
5.7% 12/14/36	380	356
6.2% 1/15/15	1,340	1,475
7.375% 6/15/19	3,000	3,450
8.875% 6/15/38 (h)	2,944	3,161
The Chubb Corp.:
5.75% 5/15/18	4,175	4,550
6.5% 5/15/38	3,510	3,859
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,238	1,248
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	8,881
		79,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
6.125% 11/1/12	$ 527	$ 572
6.625% 9/15/11	356	379
BRE Properties, Inc. 4.875% 5/15/10	2,559	2,564
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,984	2,981
5% 5/3/10	2,220	2,221
5.25% 4/15/11	2,410	2,402
HRPT Properties Trust:
5.75% 11/1/15	881	890
6.25% 6/15/17	1,221	1,189
6.65% 1/15/18	612	604
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,072
		14,874
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,030
Duke Realty LP:
5.4% 8/15/14	5,172	5,254
5.625% 8/15/11	2,929	3,044
5.95% 2/15/17	630	619
6.25% 5/15/13	1,000	1,056
6.5% 1/15/18	1,000	996
ERP Operating LP 5.5% 10/1/12	3,403	3,639
Liberty Property LP:
5.125% 3/2/15	840	836
5.5% 12/15/16	1,000	981
Mack-Cali Realty LP:
5.05% 4/15/10	803	805
7.75% 2/15/11	967	1,016
Regency Centers LP:
5.25% 8/1/15	2,113	2,141
5.875% 6/15/17	1,046	1,041
Simon Property Group LP:
4.6% 6/15/10	1,086	1,097
4.875% 8/15/10	668	679
Tanger Properties LP 6.15% 11/15/15	24	25
		24,259
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.65% 5/1/18	$ 8,539	$ 8,518
6.5% 8/1/16	15,000	16,124
7.375% 5/15/14	1,461	1,643
Countrywide Financial Corp. 5.8% 6/7/12	2,889	3,077
Countrywide Home Loans, Inc. 4% 3/22/11	4,286	4,415
Independence Community Bank Corp. 4.9% 9/23/10	1,680	1,716
US Central Federal Credit Union:
1.25% 10/19/11	1,500	1,509
1.9% 10/19/12	1,500	1,517
		38,519
TOTAL FINANCIALS		759,274
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,248
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,053
Hospira, Inc. 6.4% 5/15/15	2,000	2,246
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,031
		6,330
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,640
6.3% 8/15/14	3,584	3,655
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,143
6.25% 6/15/14	2,000	2,239
7.25% 6/15/19	2,000	2,328
		12,005
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,103
6.45% 9/15/37	3,250	3,660
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,151
Merck & Co., Inc.:
4% 6/30/15	3,000	3,187
5% 6/30/19	5,970	6,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.: - continued
5.85% 6/30/39	$ 1,000	$ 1,060
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,753
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,446
6.2% 3/15/19	4,000	4,513
7.2% 3/15/39	3,000	3,685
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,034
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,051
6.125% 8/15/19	1,000	1,062
		51,966
TOTAL HEALTH CARE		73,549
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	2,615	2,647
General Dynamics Corp. 1.8% 7/15/11	3,000	3,040
The Boeing Co.:
5% 3/15/14	3,000	3,275
6% 3/15/19	1,000	1,103
6.875% 3/15/39	1,000	1,177
United Technologies Corp.:
4.5% 4/15/20	4,000	4,038
5.7% 4/15/40	2,000	2,035
6.125% 2/1/19	4,000	4,513
		21,828
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	246	245
Continental Airlines, Inc.:
6.648% 3/15/19	2,945	2,842
6.9% 7/2/19	827	819
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	347	333
7.57% 11/18/10	11,089	11,269
		15,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19 (d)	$ 4,000	$ 4,140
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,504	2,571
5.45% 10/15/12	613	673
6% 10/15/17	2,902	3,205
6.55% 10/15/37	4,250	4,814
General Electric Co. 5.25% 12/6/17	18,540	19,456
		30,719
Machinery - 0.0%
Deere & Co.:
4.375% 10/16/19	2,000	2,012
5.375% 10/16/29	1,000	1,009
		3,021
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,011
CSX Corp. 7.375% 2/1/19	10,000	11,698
Norfolk Southern Corp. 5.75% 1/15/16	10,000	10,994
		27,703
TOTAL INDUSTRIALS		102,919
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,056
4.45% 1/15/20	2,000	1,998
4.95% 2/15/19	3,479	3,622
5.9% 2/15/39	12,416	12,730
Nokia Corp.:
5.375% 5/15/19	1,000	1,042
6.625% 5/15/39	1,000	1,103
		23,551
Computers & Peripherals - 0.3%
Dell, Inc. 5.625% 4/15/14	2,000	2,215
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co. 4.75% 6/2/14	$ 8,300	$ 8,999
International Business Machines Corp. 7.625% 10/15/18	13,000	16,095
		27,309
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,075
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,168
6% 10/1/12	3,840	4,157
6.55% 10/1/17	2,338	2,573
7.125% 10/1/37	2,475	2,679
		13,652
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,023
5.5% 5/15/12	1,586	1,688
5.625% 12/15/19	1,000	1,033
8.25% 5/15/14	3,902	4,596
		8,340
Software - 0.1%
Microsoft Corp.:
2.95% 6/1/14	2,000	2,049
4.2% 6/1/19	2,000	2,040
Oracle Corp. 5.75% 4/15/18	7,400	8,144
		12,233
TOTAL INFORMATION TECHNOLOGY		85,085
MATERIALS - 1.0%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	995
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,645
5.9% 2/15/15	2,500	2,707
7.6% 5/15/14	3,000	3,427
8.55% 5/15/19	3,000	3,627
9.4% 5/15/39	3,000	3,979
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,037
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.: - continued
4.625% 1/15/20	$ 3,000	$ 3,031
Lubrizol Corp. 8.875% 2/1/19	919	1,158
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,034
4.875% 3/30/20	1,500	1,504
Praxair, Inc. 3.25% 9/15/15	3,200	3,234
		40,378
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,936
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,264
6.8% 8/1/19	3,000	3,390
Pactiv Corp.:
5.875% 7/15/12	1,697	1,822
6.4% 1/15/18	1,732	1,862
		10,338
Metals & Mining - 0.5%
ArcelorMittal SA 9.85% 6/1/19	2,000	2,520
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,101
5.5% 4/1/14	2,500	2,767
6.5% 4/1/19	2,500	2,874
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,010
6.25% 10/1/39	1,600	1,599
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,233	3,556
6.5% 7/15/18	9,079	10,236
7.125% 7/15/28	8,480	9,645
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,327
6.25% 1/23/17	9,395	9,947
		52,582
TOTAL MATERIALS		105,234
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,560	$ 2,972
AT&T, Inc.:
5.8% 2/15/19	8,706	9,312
6.3% 1/15/38	838	853
6.7% 11/15/13	1,162	1,324
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,002	3,467
British Telecommunications PLC:
9.125% 12/15/10 (b)	2,692	2,860
9.125% 12/15/30	4,515	5,731
CenturyTel, Inc.:
6.15% 9/15/19	5,000	5,148
7.6% 9/15/39	2,500	2,550
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,614
5.875% 8/20/13	10,000	10,984
6.75% 8/20/18	3,595	4,027
France Telecom SA 5.375% 7/8/19	4,000	4,235
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,340
5.875% 2/1/12	2,707	2,918
5.875% 8/15/12	968	1,062
6.15% 9/15/34	5,270	5,243
6.45% 6/15/34	11,795	12,071
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,317
5.25% 10/1/15	4,571	4,797
6.999% 6/4/18	1,776	1,948
7.175% 6/18/19	6,000	6,625
Telefonica Emisiones SAU:
4.949% 1/15/15	3,000	3,187
5.877% 7/15/19	2,000	2,111
6.421% 6/20/16	1,151	1,288
7.045% 6/20/36	2,600	2,890
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,203
6.35% 4/1/19	12,500	13,870
6.9% 4/15/38	6,025	6,695
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,124
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 882	$ 939
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,881
		136,586
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	8,305
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	11,319
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	4,500	4,704
5.875% 10/1/19 (d)	1,000	1,049
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,591
8.5% 11/15/18	3,486	4,390
Vodafone Group PLC:
3.375% 11/24/15	1,000	985
5% 12/16/13	2,275	2,449
5.45% 6/10/19	6,000	6,260
5.5% 6/15/11	2,735	2,885
		44,937
TOTAL TELECOMMUNICATION SERVICES		181,523
UTILITIES - 1.6%
Electric Utilities - 1.0%
AmerenUE 6.4% 6/15/17	2,959	3,277
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,439
8.875% 11/15/18	2,000	2,534
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,867
5.8% 3/15/18	9,945	10,792
Duke Energy Carolinas LLC 5.25% 1/15/18	4,355	4,645
Duke Energy Corp. 3.95% 9/15/14	4,500	4,662
Exelon Corp. 4.9% 6/15/15	2,725	2,848
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,576
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,872
Illinois Power Co. 6.125% 11/15/17	3,364	3,638
Nevada Power Co. 6.5% 8/1/18	1,555	1,709
Northern States Power Co. 5.25% 3/1/18	10,500	11,137
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,938
PacifiCorp 6% 1/15/39	6,193	6,563
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17	$ 757	$ 807
Pepco Holdings, Inc.:
6.125% 6/1/17	400	425
6.45% 8/15/12	800	864
7.45% 8/15/32	200	215
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,182
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	688	595
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,678
6% 12/1/39	3,200	3,143
7.1% 3/1/11	3,353	3,537
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,677
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,444
6.55% 5/15/36	5,500	5,912
Virginia Electric & Power Co. 5% 6/30/19	5,000	5,115
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,466
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,031
		110,588
Gas Utilities - 0.0%
EQT Corp. 8.125% 6/1/19	1,000	1,197
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	463
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,208
		4,868
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,219
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,634
PPL Energy Supply LLC 6.5% 5/1/18	6,485	6,953
		10,806
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,229
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	2,500	2,418
Dominion Resources, Inc.:
4.75% 12/15/10	3,894	4,012
6.3% 9/30/66 (h)	1,000	925
7.5% 6/30/66 (h)	1,000	990
DTE Energy Co. 7.05% 6/1/11	974	1,032
KeySpan Corp. 7.625% 11/15/10	490	513
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	$ 3,750	$ 3,988
5.875% 10/1/12	2,893	3,180
6.5% 9/15/37	7,605	8,190
National Grid PLC 6.3% 8/1/16	1,463	1,622
NiSource Finance Corp.:
5.25% 9/15/17	835	844
5.4% 7/15/14	1,334	1,420
5.45% 9/15/20	5,111	5,091
6.4% 3/15/18	1,532	1,645
7.875% 11/15/10	1,012	1,056
Sempra Energy:
6% 10/15/39	1,000	996
6.5% 6/1/16	3,000	3,359
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	6,114	5,640
WPS Resources Corp. 6.11% 12/1/66 (h)	874	760
		48,910
TOTAL UTILITIES		175,172
TOTAL NONCONVERTIBLE BONDS (Cost $1,794,726)		1,950,956
U.S. Government and Government Agency Obligations - 39.0%

Other Government Related - 1.6%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	30,000	30,456
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (e)	50,000	50,952
2.125% 7/12/12 (FDIC Guaranteed) (e)	52,060	53,097
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (e)	25,000	25,395
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,504	9,948
TOTAL OTHER GOVERNMENT RELATED		169,848
U.S. Government Agency Obligations - 7.5%
Fannie Mae:
1% 4/4/12	60,970	60,945
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.75% 2/22/13	$ 22,745	$ 22,874
2% 1/9/12	3,050	3,113
2.5% 5/15/14	44,844	45,469
2.75% 3/13/14	63,630	65,243
3.625% 2/12/13	55,295	58,644
5% 2/16/12	56,585	61,080
Federal Farm Credit Bank 3% 9/22/14	50,000	51,118
Federal Home Loan Bank:
1.625% 11/21/12	102,720	103,277
3.625% 5/29/13	20,575	21,812
Freddie Mac:
2.125% 3/23/12	152,256	155,906
3.75% 3/27/19	2,300	2,294
4.875% 6/13/18 (c)	98,230	106,521
6.75% 3/15/31	26,000	32,190
Tennessee Valley Authority:
5.25% 9/15/39	20,000	20,209
5.375% 4/1/56	5,395	5,454
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		816,149
U.S. Treasury Obligations - 29.9%
U.S. Treasury Bills, yield at date of purchase 0.2% 8/26/10	475,566	475,131
U.S. Treasury Bonds:
3.5% 2/15/39	19,000	15,779
4.25% 5/15/39	26,000	24,716
4.375% 2/15/38	11,000	10,732
4.375% 11/15/39	24,000	23,287
4.5% 2/15/36	18,000	18,023
4.5% 5/15/38	15,000	14,930
4.5% 8/15/39	39,000	38,653
4.75% 2/15/37	11,000	11,431
5% 5/15/37	11,000	11,875
5.375% 2/15/31	11,000	12,399
6.25% 5/15/30	107,000	133,299
8% 11/15/21	75,392	104,371
8.75% 5/15/17	8,000	10,940
8.875% 8/15/17	5,000	6,902
8.875% 2/15/19	7,000	9,914
9% 11/15/18	4,000	5,692
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
9.125% 5/15/18	$ 3,000	$ 4,265
U.S. Treasury Notes:
0.75% 11/30/11	34,000	34,043
0.875% 1/31/11	30,000	30,151
0.875% 2/28/11	30,000	30,155
0.875% 5/31/11	26,000	26,149
0.875% 1/31/12	29,040	29,093
1% 7/31/11	32,000	32,226
1% 8/31/11	32,000	32,214
1% 9/30/11	33,000	33,211
1% 10/31/11	35,000	35,212
1% 12/31/11	59,000	59,283
1.125% 6/30/11	31,000	31,277
1.375% 10/15/12	30,100	30,267
1.5% 12/31/13	22,300	22,077
1.75% 1/31/14	19,700	19,651
1.75% 3/31/14	50,700	50,395
1.875% 2/28/14	50,660	50,696
1.875% 4/30/14	23,821	23,763
2.25% 5/31/14	25,170	25,461
2.375% 9/30/14	137,410	138,945
2.5% 3/31/13	18,030	18,644
2.625% 6/30/14	122,801	125,929
2.625% 7/31/14	28,000	28,689
2.625% 12/31/14	204,900	208,614
2.625% 2/29/16	13,600	13,525
2.75% 2/28/13	8,270	8,614
2.75% 11/30/16	25,000	24,625
2.875% 6/30/10	29,652	29,920
3% 8/31/16	12,402	12,472
3% 9/30/16	22,000	22,076
3.125% 4/30/13	14,500	15,265
3.125% 10/31/16	23,900	24,126
3.125% 5/15/19	14,260	13,784
3.25% 5/31/16	14,200	14,555
3.25% 12/31/16	25,000	25,352
3.375% 6/30/13	359,820	381,718
3.375% 7/31/13	14,000	14,853
3.375% 11/15/19	84,740	83,098
3.5% 2/15/18	25,000	25,387
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 8/15/19	$ 48,000	$ 48,146
3.75% 11/15/18	40,000	40,866
3.875% 2/15/13	8,878	9,544
3.875% 5/15/18	20,000	20,750
4% 2/15/14	20,600	22,351
4% 2/15/15	9,600	10,390
4% 8/15/18	22,000	22,959
4.125% 5/15/15	19,300	20,984
4.25% 1/15/11	10,000	10,344
4.25% 8/15/13	22,600	24,660
4.25% 11/15/13	22,007	24,062
4.25% 11/15/14	6,580	7,205
4.25% 11/15/17	16,000	17,130
4.5% 2/28/11	12,000	12,495
4.5% 9/30/11	11,000	11,681
4.5% 4/30/12	10,300	11,098
4.5% 5/15/17	13,000	14,212
4.625% 8/31/11	12,000	12,735
4.625% 7/31/12	8,700	9,451
4.625% 11/15/16	15,000	16,567
4.625% 2/15/17	14,000	15,444
4.75% 8/15/17	14,000	15,514
4.875% 7/31/11	11,000	11,684
5% 2/15/11	17,000	17,760
5% 8/15/11	19,000	20,256
5.125% 6/30/11	12,000	12,745
5.125% 5/15/16	13,100	14,874
TOTAL U.S. TREASURY OBLIGATIONS		3,233,761
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,141,339)		4,219,758
U.S. Government Agency - Mortgage Securities - 36.2%

Fannie Mae - 28.4%
3.765% 2/1/40 (h)	10,433	10,791
4% 4/1/24 to 2/1/40	207,260	206,387
4% 3/1/25 (f)	45,000	45,920
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 5/1/18 to 3/1/40 (f)	$ 539,207	$ 549,485
4.5% 3/1/25 (f)	23,000	23,943
4.5% 3/1/25 (f)	43,000	44,764
4.55% 11/1/34 (h)	10,469	11,038
5% 12/1/17 to 1/1/40	468,130	489,659
5% 3/1/25 (f)	25,200	26,566
5% 3/1/40 (f)(g)	15,000	15,546
5% 3/1/40 (f)	1,200	1,244
5% 3/1/40 (f)	62,200	64,464
5.08% 11/1/34 (h)	48,872	51,529
5.5% 5/1/21 to 2/1/40	687,001	727,283
5.5% 3/1/25 (f)	3,000	3,198
5.5% 1/1/40 (f)(g)	3,000	3,199
5.5% 3/1/40 (f)(g)	49,400	52,013
5.5% 3/1/40 (f)(g)	4,000	4,212
5.5% 4/1/40 (f)	53,400	56,150
6% 8/1/22 to 9/1/39	455,174	488,872
6% 3/1/40 (f)	2,000	2,122
6.5% 5/1/31 to 9/1/38	177,711	191,516
6.5% 3/1/40 (f)	4,000	4,270
6.5% 3/1/40 (f)	1,000	1,067
11.5% 8/1/14	1	1
TOTAL FANNIE MAE		3,075,239
Freddie Mac - 2.5%
4.865% 3/1/35 (h)	23,404	24,677
5% 4/1/23 to 9/1/39	41,811	43,598
5% 3/1/40 (f)	89,500	92,953
5.055% 9/1/35 (h)	34,992	36,895
5.06% 12/1/35 (h)	16,979	17,600
5.444% 3/1/36 (h)	19,027	19,727
5.848% 9/1/37 (h)	12,776	13,448
6% 4/1/32	8,246	9,005
6% 3/1/40 (f)	1,000	1,070
6% 3/1/40 (f)	5,000	5,352
11.75% 9/1/13	6	7
TOTAL FREDDIE MAC		264,332
Government National Mortgage Association - 5.3%
4% 8/15/39	925	915
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4% 3/1/40 (f)	$ 1,000	$ 987
4% 3/1/40 (f)	12,000	11,843
4.5% 8/15/39 to 9/15/39	96,760	98,484
4.5% 3/1/40 (f)	28,000	28,437
4.5% 3/1/40 (f)	14,000	14,218
4.5% 3/1/40 (f)	3,000	3,047
5% 5/15/39 to 9/15/39	94,488	98,758
5% 2/1/40 (f)(g)	2,000	2,088
5% 3/1/40 (f)	53,000	55,202
5.5% 10/15/35 to 9/15/39	32,165	34,350
5.5% 3/1/40 (f)	51,000	53,945
5.5% 3/1/40 (f)	43,000	45,483
6% 11/15/34 to 11/15/39	18,899	20,336
6% 3/1/40 (f)	69,500	74,137
6.5% 3/20/38 to 1/15/39	31,986	34,443
6.5% 3/1/40 (f)	1,000	1,074
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		577,747
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,825,607)		3,917,318
Asset-Backed Securities - 0.5%

AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	120	121
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	750	729
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (h)	186	178
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	5,000	5,223
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,436
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,028
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	630
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	5,106
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,393
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	5,000	5,275
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2009-A3 Class A3, 2.7% 6/24/13	$ 1,000	$ 1,022
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,086
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,040
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (d)	545	556
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,988
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	982	1,003
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	186
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,617	1,213
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (h)	132	126
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (h)	196	186
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (h)	377	13
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (h)	227	220
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	570	594
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3288% 7/25/36 (h)	135	134
TOTAL ASSET-BACKED SECURITIES (Cost $46,463)		48,486
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (h)	1,268	1,325
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,416	283
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(h)	1,268	1,201
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	117	119
Class A3, 5.447% 6/12/47 (h)	2,405	2,422
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	571	576
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	$ 5,429	$ 5,585
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	165
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,316)		11,676
Commercial Mortgage Securities - 3.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (h)	1,480	1,549
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	296	301
Series 2006-5:
Class A1, 5.185% 9/10/47	697	707
Class A2, 5.317% 9/10/47	4,894	5,054
Class A3, 5.39% 9/10/47	1,768	1,810
Series 2006-6 Class A3, 5.369% 12/10/16	2,536	2,603
Series 2007-2 Class A1, 5.421% 4/10/49	222	229
Series 2007-4 Class A3, 5.8113% 2/10/51 (h)	1,265	1,295
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	105
Series 2007-3:
Class A3, 5.6579% 6/10/49 (h)	2,118	2,168
Class A4, 5.6579% 6/10/49 (h)	2,643	2,357
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	145	145
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,597
Series 2004-2:
Class A3, 4.05% 11/10/38	1,617	1,628
Class A4, 4.153% 11/10/38	1,608	1,578
Series 2004-4 Class A3, 4.128% 7/10/42	236	237
Series 2005-1 Class A3, 4.877% 11/10/42	2,710	2,709
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	715	724
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,928
Series 2001-3 Class H, 6.562% 4/11/37 (d)	709	709
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	317	291
Class K, 6.15% 5/11/35 (d)	590	506
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	3,939	4,010
Series 2005-6 Class A3, 5.1785% 9/10/47 (h)	2,282	2,335
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2007-1 Class B, 5.543% 1/15/49	$ 763	$ 212
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(h)	545	463
Class D, 0.5919% 3/15/22 (d)(h)	552	458
Class E, 0.6319% 3/15/22 (d)(h)	456	369
Series 2006-BIX1 Class F, 0.5419% 10/15/19 (d)(h)	939	639
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	3,430	110
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(i)	7,571	758
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(h)	97	49
Class E, 0.5319% 3/15/22 (d)(h)	507	238
Class F, 0.5819% 3/15/22 (d)(h)	311	134
Class G, 0.6319% 3/15/22 (d)(h)	80	32
Class H, 0.7819% 3/15/22 (d)(h)	97	35
Class J, 0.9319% 3/15/22 (d)(h)	97	27
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	618	632
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,383	1,421
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,638	1,645
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,003	1,028
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (h)	16,612	15,707
Series 2007-PW17 Class A1, 5.282% 6/11/50	389	397
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	393	402
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,683
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	167	169
Class A4, 5.4629% 4/12/38 (h)	159	168
Series 2007-PW15 Class A1, 5.016% 2/11/44	202	207
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(h)	203	82
Class C, 5.7189% 6/11/40 (d)(h)	169	65
Class D, 5.7189% 6/11/40 (d)(h)	169	48
Series 2007-T28 Class A1, 5.422% 9/11/42	208	217
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (d)	1,490	1,545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 508	$ 504
Class F, 7.734% 1/15/32	275	272
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	1,289	1,338
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5431% 8/16/21 (d)(h)	453	320
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,500
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,153	753
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	1,332	1,377
Class A4, 5.7001% 12/10/49 (h)	8,618	8,203
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (h)	529	540
Series 2007-CD4:
Class A1, 4.977% 12/11/49	287	292
Class A2A, 5.237% 12/11/49	6,129	6,393
Class A4, 5.322% 12/11/49	1,882	1,703
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,209
Class C, 5.476% 12/11/49	2,387	597
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	58	59
Series 2007-C3 Class A3, 5.8203% 5/15/46 (h)	1,268	1,280
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	951
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5019% 4/15/17 (d)(h)	1,020	734
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(h)	1,311	1,206
Class D, 0.5719% 11/15/17 (d)(h)	68	61
Class E, 0.6219% 11/15/17 (d)(h)	242	206
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	46	47
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,602
Series 2007-C9 Class A4, 5.816% 12/10/49 (h)	2,805	2,723
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	717
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	$ 81	$ 81
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,000	4,486
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,568	1,086
Series 2007-C2:
Class A1, 5.269% 1/15/49	82	83
Class A2, 5.448% 1/15/49 (h)	9,580	9,844
Class A3, 5.542% 1/15/49 (h)	2,536	2,116
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	96	98
Class A4, 5.7225% 6/15/39 (h)	10,213	8,598
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,391
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,148	962
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(h)	4,524	1,448
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	172	172
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,337
Series 2004-C1:
Class A3, 4.321% 1/15/37	379	384
Class A4, 4.75% 1/15/37	590	604
Series 1998-C1 Class D, 7.17% 5/17/40	246	249
Series 1999-C1 Class E, 7.8926% 9/15/41 (h)	588	588
Series 2006-C1 Class A3, 5.5483% 2/15/39 (h)	6,695	6,845
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(h)	480	288
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	110	112
Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	1,938	203
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	705	705
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	434
Class G, 6.936% 3/15/33 (d)	834	766
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	11,446
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	362	193
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(h)	$ 477	$ 258
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	810	818
Series 2007-GG11:
Class A1, 5.358% 12/10/49	766	795
Class A2, 5.597% 12/10/49	2,536	2,584
Series 2007-GG9:
Class A1, 5.233% 3/10/39	57	57
Class A4, 5.444% 3/10/39	3,687	3,503
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (h)	3,342	3,377
Class A4, 5.883% 7/10/38 (h)	10,980	10,885
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(h)	64	46
Class D, 0.5084% 6/6/20 (d)(h)	302	168
Class E, 0.5984% 6/6/20 (d)(h)	351	195
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	403
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,436	7,582
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,960
Series 2007-GG10:
Class A1, 5.69% 8/10/45	222	230
Class A2, 5.778% 8/10/45	604	628
Class A4, 5.8051% 8/10/45 (h)	933	831
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3619% 11/15/18 (d)(h)	5,000	3,800
Class B, 0.4019% 11/15/18 (d)(h)	1,058	655
Class C, 0.4419% 11/15/18 (d)(h)	752	428
Class D, 0.4619% 11/15/18 (d)(h)	44	23
Class E, 0.5119% 11/15/18 (d)(h)	65	33
Class F, 0.5619% 11/15/18 (d)(h)	98	45
Class G, 0.5919% 11/15/18 (d)(h)	85	38
Class H, 0.7319% 11/15/18 (d)(h)	65	26
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (h)	3,771	3,839
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	1,909	1,953
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,327	3,328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	$ 808	$ 803
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	602	614
Series 2007-CB19 Class A4, 5.746% 2/12/49 (h)	17,057	16,193
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (h)	3,560	3,706
Series 2007-LDP10 Class A1, 5.122% 1/15/49	106	108
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,490	3,185
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (h)	1,141	628
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(h)	642	185
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	380
Series 2007-CB19:
Class B, 5.746% 2/12/49 (h)	108	36
Class C, 5.746% 2/12/49 (h)	283	89
Class D, 5.746% 2/12/49 (h)	298	87
Series 2007-LDP10 Class ES, 5.5453% 1/15/49 (d)(h)	656	75
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	523	523
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	579	598
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	243	252
Series 2001-C3 Class A1, 6.058% 6/15/20	49	50
Series 2006-C1:
Class A2, 5.084% 2/15/31	608	617
Class A4, 5.156% 2/15/31	482	493
Series 2006-C3 Class A1, 5.478% 3/15/39	73	74
Series 2006-C6:
Class A1, 5.23% 9/15/39	168	171
Class A2, 5.262% 9/15/39 (h)	2,213	2,274
Series 2006-C7:
Class A1, 5.279% 11/15/38	1,101	1,127
Class A2, 5.3% 11/15/38	1,395	1,437
Class A3, 5.347% 11/15/38	945	943
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	95	97
Class A3, 5.398% 2/15/40	5,000	5,123
Class A4, 5.424% 2/15/40	1,163	1,076
Series 2007-C2:
Class A1, 5.226% 2/15/40	73	74
Class A3, 5.43% 2/15/40	611	569
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2000-C5 Class E, 7.29% 12/15/32	$ 89	$ 89
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,510
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,369
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	174	175
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	2,790	745
Class D, 5.563% 2/15/40 (h)	507	126
Class E, 5.582% 2/15/40 (h)	254	55
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,584	1,465
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	3,947
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	363	369
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(h)	406	291
Class E, 0.5219% 9/15/21 (d)(h)	1,465	1,014
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	250	254
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (h)	2,082	2,122
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(h)	1,103	338
Series 2006-C1 Class A2, 5.6114% 5/12/39 (h)	1,788	1,835
Series 2007-C1 Class A4, 5.8284% 6/12/50 (h)	4,800	4,433
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,487
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (h)	591	551
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,349	1,385
Series 2006-4:
Class A2, 5.112% 12/12/49 (h)	995	1,019
Class ASB, 5.133% 12/12/49 (h)	1,090	1,109
Series 2007-5:
Class A1, 4.275% 8/12/48	76	77
Class A3, 5.364% 8/12/48	495	484
Class A4, 5.378% 8/12/48	51	42
Class B, 5.479% 2/12/17	3,804	257
Series 2007-6:
Class A1, 5.175% 3/12/51	91	93
Class A4, 5.485% 3/12/51 (h)	2,000	1,694
Series 2007-7 Class A4, 5.747% 6/12/50 (h)	4,438	3,905
Series 2007-8 Class A1, 4.622% 8/12/49	186	190
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-2 Class A4, 5.9102% 6/12/46 (h)	$ 770	$ 795
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,268	335
Series 2007-7 Class B, 5.75% 6/12/50	110	17
Series 2007-8 Class A3, 5.9573% 8/12/49 (h)	1,094	1,019
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(h)	26	22
Series 2006-XLF:
Class F, 0.549% 7/15/19 (d)(h)	1,221	879
Class G, 0.589% 7/15/19 (d)(h)	694	396
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(h)	728	255
Class MHRO, 0.9219% 10/15/20 (d)(h)	174	22
Class MJPM, 1.2319% 10/15/20 (d)(h)	51	5
Class MSTR, 0.9319% 10/15/20 (d)(h)	95	15
Class NHRO, 1.119% 10/15/20 (d)(h)	267	31
Class NSTR, 1.079% 10/15/20 (d)(h)	87	12
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	343	345
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,879
Series 2006-HQ10 Class A1, 5.131% 11/12/41	336	343
Series 2006-T23 Class A1, 5.682% 8/12/41	938	966
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	164	168
Class A31, 5.439% 2/12/44 (h)	642	642
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	176	181
Class A4, 5.364% 3/15/44	5,000	4,582
Series 2007-IQ14 Class A1, 5.38% 4/15/49	407	419
Series 2007-T25 Class A2, 5.507% 11/12/49	2,691	2,802
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (h)	1,967	2,025
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	1,882	762
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (h)	2,104	2,204
Class A4, 5.7711% 10/15/42 (h)	380	395
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	491
Series 2006-T23 Class A3, 5.8074% 8/12/41 (h)	647	675
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	2,299	816
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	284	296
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (h)	1,902	1,680
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	$ 22	$ 22
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,878	1,901
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	168	176
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,078	1,113
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5131% 9/15/21 (d)(h)	252	119
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(h)	17	7
Class AP2, 1.0319% 6/15/20 (d)(h)	30	9
Class F, 0.7119% 6/15/20 (d)(h)	583	105
Class LXR1, 0.9319% 6/15/20 (d)(h)	156	62
Class LXR2, 1.0319% 6/15/20 (d)(h)	398	119
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	386	390
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,167	2,191
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,572
Series 2006-C24 Class A2, 5.506% 3/15/45	897	911
Series 2006-C27 Class A2, 5.624% 7/15/45	1,133	1,170
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,432
Series 2007-C30:
Class A1, 5.031% 12/15/43	149	151
Class A3, 5.246% 12/15/43	1,089	1,075
Class A4, 5.305% 12/15/43	373	351
Class A5, 5.342% 12/15/43	1,357	1,128
Series 2007-C31:
Class A1, 5.14% 4/15/47	84	85
Class A4, 5.509% 4/15/47	7,866	6,701
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (h)	9,622	9,954
Class A3, 5.7403% 6/15/49 (h)	7,152	6,374
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(h)	602	445
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	975	829
Class 180B, 5.5782% 10/15/41 (d)(h)	444	355
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	744
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3602% 12/15/44 (h)	$ 2,812	$ 1,324
Class F, 5.3602% 12/15/44 (d)(h)	2,115	479
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	7,395	7,329
Series 2006-C25 Class AM, 5.7401% 5/15/43 (h)	664	573
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,268	269
Series 2007-C30 Class C, 5.483% 12/15/43 (h)	3,804	834
Series 2007-C31 Class C, 5.6929% 4/15/47 (h)	348	66
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (h)	839	702
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $326,004)		383,667
Municipal Securities - 0.2%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,150
7.55% 4/1/39	5,000	4,885
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	7,460	7,615
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	976
TOTAL MUNICIPAL SECURITIES (Cost $18,552)		18,626
Foreign Government and Government Agency Obligations - 0.7%

Brazilian Federative Republic 5.625% 1/7/41	13,000	12,123
Canadian Government 2.375% 9/10/14	3,000	3,019
Chilean Republic 7.125% 1/11/12	3,016	3,306
Italian Republic:
2.125% 10/5/12	2,000	2,009
3.125% 1/26/15	16,000	16,039
Ontario Province:
1.875% 11/19/12	2,000	2,011
4% 10/7/19	15,000	14,733
4.1% 6/16/14	15,000	15,930
United Mexican States 5.125% 1/15/20	9,000	9,063
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,676)		78,233
Supranational Obligations - 1.2%
	Principal Amount (000s)	Value (000s)
African Development Bank:
1.75% 10/1/12	$ 1,000	$ 1,008
euro 3% 5/27/14	5,000	5,114
Asian Development Bank 2.75% 5/21/14	30,000	30,529
Corporacion Andina de Fomento:
5.2% 5/21/13	240	255
6.875% 3/15/12	390	426
8.125% 6/4/19	2,000	2,357
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,512
European Investment Bank:
1.75% 9/14/12	4,000	4,033
2.875% 1/15/15	5,000	5,069
3.125% 6/4/14	72,000	74,206
Inter-American Development Bank:
3.875% 9/17/19	5,000	4,995
euro 1.75% 10/22/12	5,000	5,038
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $130,679)		134,542
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)	1,042	826
MUFG Capital Finance 1 Ltd. 6.346% (h)	1,861	1,829
		2,655
TOTAL PREFERRED SECURITIES (Cost $1,619)		2,655
Cash Equivalents - 7.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/01/10:
(Collateralized by U.S. Government Obligations) #	$ 733,868	$ 733,860
(Collateralized by U.S. Government Obligations) # (a)	108,903	108,903
TOTAL CASH EQUIVALENTS (Cost $842,763)		842,763
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $11,214,744)		11,608,680
NET OTHER ASSETS - (7.2)%		(783,058)
NET ASSETS - 100%		$ 10,825,622
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,199,000 or 0.6% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $169,848,000 or 1.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$733,861,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 491,143
HSBC Securities (USA), Inc.	70,695
ING Financial Markets LLC	7,069
J.P. Morgan Securities, Inc.	47,130
Mizuho Securities USA, Inc.	106,042
RBC Capital Markets Corp.	11,781
$ 733,860
$108,903,000 due 3/01/10 at 0.12%
J.P. Morgan Securities, Inc.	$ 108,903
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,950,956	$ -	$ 1,950,956	$ -
U.S. Government and Government Agency Obligations	4,219,758	-	4,219,758	-
U.S. Government Agency - Mortgage Securities	3,917,318	-	3,917,318	-
Asset-Backed Securities	48,486	-	48,473	13
Collateralized Mortgage Obligations	11,676	-	11,676	-
Commercial Mortgage Securities	383,667	-	375,026	8,641
Municipal Securities	18,626	-	18,626	-
Foreign Government and Government Agency Obligations	78,233	-	78,233	-
Supranational Obligations	134,542	-	134,542	-
Preferred Securities	2,655	-	2,655	-
Cash Equivalents	842,763	-	842,763	-
Total Investments in Securities	$ 11,608,680	$ -	$ 11,600,026	$ 8,654
Other Financial Instruments:
Forward Commitments	$ 66	$ -	$ 66	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 9,597
Total Realized Gain (Loss)	666
Total Unrealized Gain (Loss)	3,349
Cost of Purchases	-
Proceeds of Sales	(1,646)
Amortization/Accretion	268
Transfers in/out of Level 3	(3,580)
Ending Balance	$ 8,654
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 1,049

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $57,500,000 of which $2,553,000, $39,864,000, $1,806,000 and $13,277,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $106,767 and repurchase agreements of $842,763) - See accompanying schedule: Unaffiliated issuers (cost $11,214,744)		$ 11,608,680
Commitment to sell securities on a delayed delivery basis	$ (94,210)
Receivable for securities sold on a delayed delivery basis	94,276	66
Receivable for investments sold, regular delivery		75,084
Cash		829
Receivable for fund shares sold		22,160
Interest receivable		73,022
Receivable from investment adviser for expense reductions		532
Other receivables		28
Total assets		11,780,401

Liabilities
Payable for investments purchased Regular delivery	$ 94,874
Delayed delivery	739,994
Payable for fund shares redeemed	7,168
Distributions payable	656
Accrued management fee	1,962
Other affiliated payables	1,189
Other payables and accrued expenses	33
Collateral on securities loaned, at value	108,903
Total liabilities		954,779

Net Assets		$ 10,825,622
Net Assets consist of:
Paid in capital		$ 10,596,807
Undistributed net investment income		4,295
Accumulated undistributed net realized gain (loss) on investments		(169,482)
Net unrealized appreciation (depreciation) on investments		394,002
Net Assets		$ 10,825,622
U.S. Bond Index: Net Asset Value, offering price and redemption price per share ($10,784,769 ÷ 963,651 shares)		$ 11.19

Class F: Net Asset Value, offering price and redemption price per share ($40,853 ÷ 3,651 shares)		$ 11.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 89
Interest		198,538
Total income		198,627

Expenses
Management fee	$ 11,562
Transfer agent fees	7,190
Independent trustees' compensation	18
Miscellaneous	20
Total expenses before reductions	18,790
Expense reductions	(2,078)	16,712
Net investment income		181,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		43,887
Change in net unrealized appreciation (depreciation) on: Investment securities	86,071
Delayed delivery commitments	1,065
Total change in net unrealized appreciation (depreciation)		87,136
Net gain (loss)		131,023
Net increase (decrease) in net assets resulting from operations		$ 312,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 181,915	$ 387,142
Net realized gain (loss)	43,887	(180,518)
Change in net unrealized appreciation (depreciation)	87,136	462,972
Net increase (decrease) in net assets resulting from operations	312,938	669,596
Distributions to shareholders from net investment income	(183,721)	(389,496)
Share transactions - net increase (decrease)	415,354	1,046,924
Total increase (decrease) in net assets	544,571	1,327,024

Net Assets
Beginning of period	10,281,051	8,954,027
End of period (including undistributed net investment income of $4,295 and undistributed net investment income of $6,101, respectively)	$ 10,825,622	$ 10,281,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - U.S. Bond Index

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007J	2006H	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08
Income from Investment Operations
Net investment incomeD	.193	.445	.503	.537	.266	.473
Net realized and unrealized gain (loss)	.142	.325	(.012)	(.078)	(.067)	(.183)
Total from investment operations	.335	.770	.491	.459	.199	.290
Distributions from net investment income	(.195)	(.450)	(.521)	(.519)	(.249)	(.460)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.195)	(.450)	(.521)	(.519)	(.249)	(.500)
Net asset value, end of period	$ 11.19	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87
Total ReturnB,C	3.04%	7.39%	4.61%	4.31%	1.89%	2.67%
Ratios to Average Net AssetsE,G
Expenses before reductions	.36%A	.45%	.48%	.49%	.50%A	.51%
Expenses net of fee waivers, if any	.32%A	.32%	.32%	.32%	.32%A	.32%
Expenses net of all reductions	.32%A	.32%	.32%	.31%	.31%A	.31%
Net investment income	3.49%A	4.16%	4.64%	4.96%	4.94%A	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 10,785	$ 10,281	$ 8,954	$ 7,687	$ 6,129	$ 5,784
Portfolio turnover rateF	180%A	231%I	151%	174%I	82%A	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended February 28.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended February 28, 2010E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12
Income from Investment Operations
Net investment incomeD	.166
Net realized and unrealized gain (loss)	.078
Total from investment operations	.244
Distributions from net investment income	(.174)
Net asset value, end of period	$ 11.19
Total ReturnB,C	3.08%
Ratios to Average Net AssetsF
Expenses before reductions	.22%A
Expenses net of fee waivers, if any	.22%A
Expenses net of all reductions	.22%A
Net investment income	3.58%A
Supplemental Data
Net assets, end of period (in millions)	$ 41
Portfolio turnover rate	180%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

In May 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated U.S. Bond Index on September 24, 2009. The Fund offers U.S. Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments,as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, redemption in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 300,890
Gross unrealized depreciation	(16,387)
Net unrealized appreciation (depreciation)	$ 284,503

Tax cost	$ 11,324,177

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $321,801 and $265,420, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .22% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
U.S. Bond Index	$ 7,190.14

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net Income from lending portfolio securities during the period, amounted to $128.

8. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .32% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the Fund's Board of Trustees. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $2,078.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $-.*

* Represents amount less than $500.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010 A	Year ended August 31, 2009
From net investment income
U.S. Bond Index	$ 183,506	$ 389,496
Class F	215	-
Total	$ 183,721	$ 389,496

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010 A	Year ended August 31, 2009	Six months ended February 28, 2010 A	Year ended August 31, 2009
U.S. Bond Index
Shares sold	194,234	426,403	$ 2,165,039	$ 4,571,198
Reinvestment of distributions	16,058	35,527	179,325	380,390
Shares redeemed	(176,760)	(366,037)	(1,969,494)	(3,904,664)
Net increase (decrease)	33,532	95,893	$ 374,870	$ 1,046,924
Class F
Shares sold	3,877	-	$ 43,007	$ -
Reinvestment of distributions	19	-	215	-
Shares redeemed	(245)	-	(2,738)	-
Net increase (decrease)	3,651	-	$ 40,484	$ -

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity U.S. Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that, for the 2006 through 2008 management fee comparisons shown in the chart below, FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 67% means that 33% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity U.S. Bond Index Fund

Semiannual Report

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2008.

Furthermore, the Board considered that, on May 21, 2009, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2009) to the fund's management fee contract that reduced the fund's management fee rate from 32 basis points to 22 basis points.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008.

The Board considered that FMR contractually caps total expenses for the fund at 32 basis points. The fees and expenses payable under this contractual arrangement may not be increased without the approval of the Board.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

UBI-USAN-0410
1.790948.106

Fidelity ®

U.S. Bond Index
Fund

Class F

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010) for U.S. Bond Index and for the entire period (September 24, 2009 to February 28, 2010) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period
U.S. Bond Index	.32%
Actual		$ 1,000.00	$ 1,030.40	$ 1.61 B
HypotheticalA		$ 1,000.00	$ 1,023.21	$ 1.61 C
Class F	.22%
Actual		$ 1,000.00	$ 1,030.80	$ .97 B
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10 C

A 5% return per year before expenses

B Actual expenses are equal to each class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for U.S. Bond Index and multiplied by 158/365 (to reflect the period September 24, 2009 to February 28, 2010) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations† 70.8%	U.S. Government and U.S. Government Agency Obligations† 74.5%
AAA 5.3%	AAA 5.5%
AA 2.9%	AA 2.8%
A 7.9%	A 7.7%
BBB 7.9%	BBB 8.0%
BB and Below 0.2%	BB and Below 0.4%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	5.7	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	4.2	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 18.0%		Corporate Bonds 20.0%
	U.S. Government and U.S. Government Agency Obligations† 70.8%		U.S. Government and U.S. Government Agency Obligations† 74.5%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.5%
	CMOs and Other Mortgage Related Securities 3.6%		CMOs and Other Mortgage Related Securities 3.6%
	Municipal Bonds 0.2%		Municipal Bonds 0.1%
	Other Investments 1.9%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	5.2%	** Foreign investments	5.0%

† Includes FDIC Guaranteed Corporate Securities and Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,873
5.875% 3/15/11	2,058	2,144
		8,017
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,514
6.3% 3/1/38	7,045	7,781
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,068
5.3% 9/15/19	2,000	2,062
		14,425
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	4,199	4,333
5.875% 1/15/36	10,000	8,792
		13,125
Media - 1.0%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,864	1,972
6.875% 5/1/12	2,418	2,668
7.625% 4/15/31	3,250	3,787
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	531
Comcast Corp.:
4.95% 6/15/16	1,862	1,939
5.5% 3/15/11	378	395
5.7% 5/15/18	2,940	3,123
5.7% 7/1/19	12,000	12,671
6.4% 3/1/40	1,000	1,017
6.55% 7/1/39	3,000	3,132
COX Communications, Inc. 4.625% 6/1/13	4,425	4,692
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,711
News America, Inc.:
4.75% 3/15/10	242	242
5.3% 12/15/14	868	955
5.65% 8/15/20 (d)	1,000	1,070
6.15% 3/1/37	3,955	3,960
6.9% 3/1/19	2,110	2,424
6.9% 8/15/39 (d)	2,000	2,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Thomson Reuters Corp. 4.7% 10/15/19	$ 4,000	$ 4,048
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,598
5.85% 5/1/17	5,801	6,238
6.2% 7/1/13	2,302	2,547
6.75% 7/1/18	1,162	1,300
7.3% 7/1/38	8,000	9,073
8.75% 2/14/19	2,368	2,947
Time Warner, Inc.:
5.875% 11/15/16	2,131	2,338
6.5% 11/15/36	7,160	7,583
Viacom, Inc.:
4.375% 9/15/14	2,000	2,095
5.625% 9/15/19	1,000	1,058
6.125% 10/5/17	5,420	5,950
6.75% 10/5/37	1,865	1,959
Walt Disney Co. 5.5% 3/15/19	2,000	2,199
		102,429
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	10,000	12,227
TOTAL CONSUMER DISCRETIONARY		150,223
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,227
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,120
5.75% 10/23/17	5,185	5,636
PepsiCo, Inc. 7.9% 11/1/18	6,000	7,504
		16,487
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.5556% 6/1/10 (h)	2,275	2,276
6.125% 9/15/39	1,000	1,017
6.302% 6/1/37 (h)	5,809	5,315
Kroger Co. 3.9% 10/1/15	9,000	9,174
Safeway, Inc. 5% 8/15/19	1,000	1,014
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.:
3.2% 5/15/14	$ 10,000	$ 10,342
6.5% 8/15/37	8,275	9,401
		38,539
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,427
General Mills, Inc. 5.65% 2/15/19	13,501	14,541
Kellogg Co. 4.45% 5/30/16	2,000	2,107
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,850
6% 2/11/13	7,895	8,716
6.125% 2/1/18	5,497	6,031
6.75% 2/19/14	535	608
6.875% 2/1/38	3,250	3,539
		43,819
Household Products - 0.1%
Procter & Gamble Co.:
3.15% 9/1/15	4,500	4,635
4.6% 1/15/14	4,000	4,325
		8,960
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,773	1,891
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	7,627
Philip Morris International, Inc.:
4.875% 5/16/13	8,937	9,627
5.65% 5/16/18	6,789	7,338
6.375% 5/16/38	1,450	1,586
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,128
7.25% 6/15/37	7,220	7,455
		36,761
TOTAL CONSUMER STAPLES		146,457
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Halliburton Co.:
6.15% 9/15/19	2,000	2,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.: - continued
7.45% 9/15/39	$ 1,500	$ 1,868
Rowan Companies, Inc. 7.875% 8/1/19	500	575
Transocean Ltd. 5.25% 3/15/13	3,433	3,708
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,845
5.15% 3/15/13	2,255	2,399
7% 3/15/38	5,580	5,827
		18,474
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,477
6.45% 9/15/36	2,675	2,804
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,045
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,797
5.7% 5/15/17	1,148	1,240
Cenovus Energy, Inc. 6.75% 11/15/39 (d)	2,000	2,198
ConocoPhillips:
4.6% 1/15/15	3,000	3,238
5.75% 2/1/19	2,902	3,186
6.5% 2/1/39	7,529	8,458
Devon Energy Corp. 5.625% 1/15/14	2,321	2,559
Duke Energy Field Services:
6.875% 2/1/11	2,291	2,409
7.875% 8/16/10	1,028	1,060
El Paso Natural Gas Co. 5.95% 4/15/17	926	978
Enbridge Energy Partners LP:
5.875% 12/15/16	1,789	1,937
6.5% 4/15/18	2,350	2,587
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,179
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,309
5.6% 10/15/14	1,937	2,111
5.65% 4/1/13	690	751
6.65% 4/15/18	2,000	2,219
7.55% 4/15/38	2,000	2,333
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,089
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 3,809	$ 4,099
5.2% 3/10/15	900	957
5.875% 3/10/35	3,710	3,540
6.4% 5/15/37	12,035	12,158
Pemex Project Funding Master Trust 1.5536% 6/15/10 (d)(h)	1,233	1,233
Petro-Canada:
6.05% 5/15/18	3,650	3,950
6.8% 5/15/38	8,445	9,284
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,062
Plains All American Pipeline LP:
5.75% 1/15/20	1,000	1,043
6.125% 1/15/17	1,795	1,946
6.65% 1/15/37	2,795	2,954
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,060
StatoilHydro ASA 2.9% 10/15/14	1,500	1,524
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,218
6.85% 6/1/39	2,000	2,209
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	2,348	2,207
Valero Energy Corp. 6.625% 6/15/37	3,620	3,472
XTO Energy, Inc.:
5% 1/31/15	1,733	1,893
5.65% 4/1/16	1,189	1,332
5.9% 8/1/12	4,410	4,855
		153,046
TOTAL ENERGY		171,520
FINANCIALS - 7.0%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,816	1,862
5.3% 10/30/15	1,159	1,232
6.95% 8/10/12	1,338	1,490
BlackRock, Inc. 6.25% 9/15/17	11,603	12,846
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,556
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 10/15/13	$ 5,848	$ 6,301
5.45% 11/1/12	3,733	4,003
5.625% 1/15/17	7,000	7,140
6.15% 4/1/18	1,951	2,061
6.6% 1/15/12	1,695	1,840
6.75% 10/1/37	24,510	23,764
6.875% 1/15/11	270	284
7.5% 2/15/19	1,741	1,993
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	13,615
Lazard Group LLC:
6.85% 6/15/17	3,804	3,864
7.125% 5/15/15	1,364	1,451
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,580
6.4% 8/28/17	3,140	3,269
6.875% 4/25/18	6,991	7,366
Morgan Stanley:
4.2% 11/20/14	7,250	7,271
4.75% 4/1/14	4,287	4,358
5.05% 1/21/11	3,016	3,123
5.25% 11/2/12	242	259
5.45% 1/9/17	236	240
5.625% 9/23/19	2,000	1,983
5.95% 12/28/17	5,745	5,921
6% 5/13/14	3,000	3,245
6.6% 4/1/12	5,666	6,164
6.625% 4/1/18	5,055	5,378
6.75% 4/15/11	828	875
7.3% 5/13/19	3,000	3,317
Northern Trust Corp. 5.5% 8/15/13	2,607	2,869
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	968	986
State Street Corp. 4.3% 5/30/14	1,940	2,040
The Bank of New York, Inc.:
4.3% 5/15/14	6,000	6,377
4.95% 11/1/12	3,828	4,155
5.45% 5/15/19	2,000	2,132
UBS AG Stamford Branch:
3.875% 1/15/15	2,000	2,000
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 3,500	$ 3,610
5.875% 12/20/17	3,500	3,646
		177,466
Commercial Banks - 1.3%
American Express Bank FSB:
5.5% 4/16/13	4,052	4,334
6% 9/13/17	615	652
Bank of America NA:
5.3% 3/15/17	3,500	3,443
6% 10/15/36	2,419	2,207
Bank One Corp. 5.25% 1/30/13	921	993
Barclays Bank PLC:
5% 9/22/16	1,500	1,531
5.125% 1/8/20	2,000	1,964
5.2% 7/10/14	2,000	2,139
6.75% 5/22/19	3,000	3,313
BB&T Capital Trust IV 6.82% 6/12/77 (h)	3,510	3,071
BB&T Corp. 6.5% 8/1/11	1,231	1,310
Chase Manhattan Corp. 7.875% 6/15/10	1,538	1,568
Credit Suisse New York Branch 6% 2/15/18	15,651	16,442
Credit Suisse New York Branch 5% 5/15/13	9,285	9,989
European Investment Bank 1.625% 3/15/13	3,000	2,998
Export-Import Bank of Korea:
5.125% 2/14/11	2,892	2,977
5.5% 10/17/12	2,235	2,397
Fifth Third Bancorp:
4.5% 6/1/18	122	109
8.25% 3/1/38	2,079	2,141
HSBC Holdings PLC 6.5% 9/15/37	10,000	10,260
JPMorgan Chase Bank 6% 10/1/17	2,075	2,231
KeyBank NA:
5.8% 7/1/14	1,109	1,133
7% 2/1/11	1,113	1,166
Korea Development Bank 4.625% 9/16/10	1,816	1,843
PNC Funding Corp. 6.7% 6/10/19	2,500	2,813
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	2,905	2,875
Union Planters Corp. 7.75% 3/1/11	594	598
UnionBanCal Corp. 5.25% 12/16/13	656	691
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.875% 2/1/15	$ 1,394	$ 1,449
6.6% 1/15/38	10,000	10,268
Wachovia Corp.:
5.5% 5/1/13	14,000	15,123
5.625% 10/15/16	3,367	3,485
5.75% 6/15/17	2,905	3,067
Wells Fargo & Co. 5.625% 12/11/17	10,972	11,560
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	575	608
Westpac Banking Corp.:
2.25% 11/19/12	2,200	2,211
4.875% 11/19/19	1,100	1,086
		136,045
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,710
8.15% 3/19/38	8,500	10,784
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,427
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,102
7.375% 5/23/14	5,000	5,732
Discover Financial Services:
0.7843% 6/11/10 (h)	3,984	3,973
6.45% 6/12/17	2,263	2,189
10.25% 7/15/19	1,000	1,183
General Electric Capital Corp.:
5.25% 10/19/12	20,000	21,365
5.625% 9/15/17	7,044	7,373
5.625% 5/1/18	15,000	15,425
5.9% 5/13/14	10,000	10,973
6.375% 11/15/67 (h)	9,000	8,010
Household Finance Corp. 6.375% 10/15/11	1,842	1,960
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,338
5.25% 1/15/14	1,044	1,107
MBNA Corp. 7.5% 3/15/12	1,593	1,743
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,205	4,206
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
ORIX Corp. 5.48% 11/22/11	$ 381	$ 391
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,006
		105,997
Diversified Financial Services - 1.7%
Bank of America Corp.:
5.75% 12/1/17	4,835	4,896
7.4% 1/15/11	8,580	9,036
BB&T Corp. 3.85% 7/27/12	1,000	1,046
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,000	2,021
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,154
3.875% 3/10/15	2,000	2,090
4.75% 3/10/19	1,000	1,033
Capital One Capital V 10.25% 8/15/39	2,000	2,268
Capital One Capital VI 8.875% 5/15/40	1,000	1,043
Citigroup, Inc.:
5.3% 10/17/12	15,244	16,015
5.5% 4/11/13	13,899	14,549
6.125% 5/15/18	5,731	5,750
6.5% 1/18/11	1,295	1,348
6.5% 8/19/13	6,095	6,556
8.125% 7/15/39	8,000	9,048
8.5% 5/22/19	8,000	9,232
CME Group, Inc. 5.75% 2/15/14	501	554
Deutsche Bank AG London Branch 3.875% 8/18/14	5,000	5,150
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,391
6.375% 5/15/38	7,218	8,050
JPMorgan Chase & Co.:
3.7% 1/20/15	5,000	5,060
4.65% 6/1/14	4,000	4,236
4.891% 9/1/15 (h)	2,703	2,727
5.6% 6/1/11	3,066	3,243
5.75% 1/2/13	2,196	2,388
6.3% 4/23/19	10,000	11,089
6.75% 2/1/11	372	392
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,123
4% 1/27/20	3,000	3,003
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kreditanstalt fuer Wiederaufbau: - continued
4.875% 6/17/19	$ 25,000	$ 26,949
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,075
3.875% 9/16/15	4,000	4,131
		182,646
Insurance - 0.7%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,254
Allstate Corp.:
6.2% 5/16/14	3,000	3,377
7.45% 5/16/19	3,000	3,523
American International Group, Inc.:
5.05% 10/1/15	3,000	2,535
5.85% 1/16/18	2,000	1,615
8.25% 8/15/18	4,000	3,671
Assurant, Inc.:
5.625% 2/15/14	1,894	1,974
6.75% 2/15/34	1,948	1,821
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	583
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	4,966
MetLife, Inc.:
5% 6/15/15	1,153	1,217
6.125% 12/1/11	981	1,058
7.717% 2/15/19	14,148	16,451
Metropolitan Life Global Funding I 4.625% 8/19/10 (d)	3,268	3,317
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,285
5.4% 6/13/35	447	398
5.5% 3/15/16	421	443
5.7% 12/14/36	380	356
6.2% 1/15/15	1,340	1,475
7.375% 6/15/19	3,000	3,450
8.875% 6/15/38 (h)	2,944	3,161
The Chubb Corp.:
5.75% 5/15/18	4,175	4,550
6.5% 5/15/38	3,510	3,859
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,238	1,248
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	8,881
		79,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
6.125% 11/1/12	$ 527	$ 572
6.625% 9/15/11	356	379
BRE Properties, Inc. 4.875% 5/15/10	2,559	2,564
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,984	2,981
5% 5/3/10	2,220	2,221
5.25% 4/15/11	2,410	2,402
HRPT Properties Trust:
5.75% 11/1/15	881	890
6.25% 6/15/17	1,221	1,189
6.65% 1/15/18	612	604
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,072
		14,874
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,030
Duke Realty LP:
5.4% 8/15/14	5,172	5,254
5.625% 8/15/11	2,929	3,044
5.95% 2/15/17	630	619
6.25% 5/15/13	1,000	1,056
6.5% 1/15/18	1,000	996
ERP Operating LP 5.5% 10/1/12	3,403	3,639
Liberty Property LP:
5.125% 3/2/15	840	836
5.5% 12/15/16	1,000	981
Mack-Cali Realty LP:
5.05% 4/15/10	803	805
7.75% 2/15/11	967	1,016
Regency Centers LP:
5.25% 8/1/15	2,113	2,141
5.875% 6/15/17	1,046	1,041
Simon Property Group LP:
4.6% 6/15/10	1,086	1,097
4.875% 8/15/10	668	679
Tanger Properties LP 6.15% 11/15/15	24	25
		24,259
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.65% 5/1/18	$ 8,539	$ 8,518
6.5% 8/1/16	15,000	16,124
7.375% 5/15/14	1,461	1,643
Countrywide Financial Corp. 5.8% 6/7/12	2,889	3,077
Countrywide Home Loans, Inc. 4% 3/22/11	4,286	4,415
Independence Community Bank Corp. 4.9% 9/23/10	1,680	1,716
US Central Federal Credit Union:
1.25% 10/19/11	1,500	1,509
1.9% 10/19/12	1,500	1,517
		38,519
TOTAL FINANCIALS		759,274
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,248
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,053
Hospira, Inc. 6.4% 5/15/15	2,000	2,246
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,031
		6,330
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,640
6.3% 8/15/14	3,584	3,655
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,143
6.25% 6/15/14	2,000	2,239
7.25% 6/15/19	2,000	2,328
		12,005
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,103
6.45% 9/15/37	3,250	3,660
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,151
Merck & Co., Inc.:
4% 6/30/15	3,000	3,187
5% 6/30/19	5,970	6,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.: - continued
5.85% 6/30/39	$ 1,000	$ 1,060
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,753
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,446
6.2% 3/15/19	4,000	4,513
7.2% 3/15/39	3,000	3,685
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,034
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,051
6.125% 8/15/19	1,000	1,062
		51,966
TOTAL HEALTH CARE		73,549
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	2,615	2,647
General Dynamics Corp. 1.8% 7/15/11	3,000	3,040
The Boeing Co.:
5% 3/15/14	3,000	3,275
6% 3/15/19	1,000	1,103
6.875% 3/15/39	1,000	1,177
United Technologies Corp.:
4.5% 4/15/20	4,000	4,038
5.7% 4/15/40	2,000	2,035
6.125% 2/1/19	4,000	4,513
		21,828
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	246	245
Continental Airlines, Inc.:
6.648% 3/15/19	2,945	2,842
6.9% 7/2/19	827	819
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	347	333
7.57% 11/18/10	11,089	11,269
		15,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19 (d)	$ 4,000	$ 4,140
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,504	2,571
5.45% 10/15/12	613	673
6% 10/15/17	2,902	3,205
6.55% 10/15/37	4,250	4,814
General Electric Co. 5.25% 12/6/17	18,540	19,456
		30,719
Machinery - 0.0%
Deere & Co.:
4.375% 10/16/19	2,000	2,012
5.375% 10/16/29	1,000	1,009
		3,021
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,011
CSX Corp. 7.375% 2/1/19	10,000	11,698
Norfolk Southern Corp. 5.75% 1/15/16	10,000	10,994
		27,703
TOTAL INDUSTRIALS		102,919
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,056
4.45% 1/15/20	2,000	1,998
4.95% 2/15/19	3,479	3,622
5.9% 2/15/39	12,416	12,730
Nokia Corp.:
5.375% 5/15/19	1,000	1,042
6.625% 5/15/39	1,000	1,103
		23,551
Computers & Peripherals - 0.3%
Dell, Inc. 5.625% 4/15/14	2,000	2,215
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co. 4.75% 6/2/14	$ 8,300	$ 8,999
International Business Machines Corp. 7.625% 10/15/18	13,000	16,095
		27,309
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,075
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,168
6% 10/1/12	3,840	4,157
6.55% 10/1/17	2,338	2,573
7.125% 10/1/37	2,475	2,679
		13,652
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,023
5.5% 5/15/12	1,586	1,688
5.625% 12/15/19	1,000	1,033
8.25% 5/15/14	3,902	4,596
		8,340
Software - 0.1%
Microsoft Corp.:
2.95% 6/1/14	2,000	2,049
4.2% 6/1/19	2,000	2,040
Oracle Corp. 5.75% 4/15/18	7,400	8,144
		12,233
TOTAL INFORMATION TECHNOLOGY		85,085
MATERIALS - 1.0%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	995
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,645
5.9% 2/15/15	2,500	2,707
7.6% 5/15/14	3,000	3,427
8.55% 5/15/19	3,000	3,627
9.4% 5/15/39	3,000	3,979
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,037
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.: - continued
4.625% 1/15/20	$ 3,000	$ 3,031
Lubrizol Corp. 8.875% 2/1/19	919	1,158
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,034
4.875% 3/30/20	1,500	1,504
Praxair, Inc. 3.25% 9/15/15	3,200	3,234
		40,378
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,936
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,264
6.8% 8/1/19	3,000	3,390
Pactiv Corp.:
5.875% 7/15/12	1,697	1,822
6.4% 1/15/18	1,732	1,862
		10,338
Metals & Mining - 0.5%
ArcelorMittal SA 9.85% 6/1/19	2,000	2,520
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,101
5.5% 4/1/14	2,500	2,767
6.5% 4/1/19	2,500	2,874
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,010
6.25% 10/1/39	1,600	1,599
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,233	3,556
6.5% 7/15/18	9,079	10,236
7.125% 7/15/28	8,480	9,645
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,327
6.25% 1/23/17	9,395	9,947
		52,582
TOTAL MATERIALS		105,234
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,560	$ 2,972
AT&T, Inc.:
5.8% 2/15/19	8,706	9,312
6.3% 1/15/38	838	853
6.7% 11/15/13	1,162	1,324
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,002	3,467
British Telecommunications PLC:
9.125% 12/15/10 (b)	2,692	2,860
9.125% 12/15/30	4,515	5,731
CenturyTel, Inc.:
6.15% 9/15/19	5,000	5,148
7.6% 9/15/39	2,500	2,550
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,614
5.875% 8/20/13	10,000	10,984
6.75% 8/20/18	3,595	4,027
France Telecom SA 5.375% 7/8/19	4,000	4,235
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,340
5.875% 2/1/12	2,707	2,918
5.875% 8/15/12	968	1,062
6.15% 9/15/34	5,270	5,243
6.45% 6/15/34	11,795	12,071
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,317
5.25% 10/1/15	4,571	4,797
6.999% 6/4/18	1,776	1,948
7.175% 6/18/19	6,000	6,625
Telefonica Emisiones SAU:
4.949% 1/15/15	3,000	3,187
5.877% 7/15/19	2,000	2,111
6.421% 6/20/16	1,151	1,288
7.045% 6/20/36	2,600	2,890
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,203
6.35% 4/1/19	12,500	13,870
6.9% 4/15/38	6,025	6,695
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,124
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 882	$ 939
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,881
		136,586
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	8,305
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	11,319
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	4,500	4,704
5.875% 10/1/19 (d)	1,000	1,049
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,591
8.5% 11/15/18	3,486	4,390
Vodafone Group PLC:
3.375% 11/24/15	1,000	985
5% 12/16/13	2,275	2,449
5.45% 6/10/19	6,000	6,260
5.5% 6/15/11	2,735	2,885
		44,937
TOTAL TELECOMMUNICATION SERVICES		181,523
UTILITIES - 1.6%
Electric Utilities - 1.0%
AmerenUE 6.4% 6/15/17	2,959	3,277
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,439
8.875% 11/15/18	2,000	2,534
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,867
5.8% 3/15/18	9,945	10,792
Duke Energy Carolinas LLC 5.25% 1/15/18	4,355	4,645
Duke Energy Corp. 3.95% 9/15/14	4,500	4,662
Exelon Corp. 4.9% 6/15/15	2,725	2,848
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,576
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,872
Illinois Power Co. 6.125% 11/15/17	3,364	3,638
Nevada Power Co. 6.5% 8/1/18	1,555	1,709
Northern States Power Co. 5.25% 3/1/18	10,500	11,137
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,938
PacifiCorp 6% 1/15/39	6,193	6,563
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17	$ 757	$ 807
Pepco Holdings, Inc.:
6.125% 6/1/17	400	425
6.45% 8/15/12	800	864
7.45% 8/15/32	200	215
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,182
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	688	595
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,678
6% 12/1/39	3,200	3,143
7.1% 3/1/11	3,353	3,537
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,677
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,444
6.55% 5/15/36	5,500	5,912
Virginia Electric & Power Co. 5% 6/30/19	5,000	5,115
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,466
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,031
		110,588
Gas Utilities - 0.0%
EQT Corp. 8.125% 6/1/19	1,000	1,197
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	463
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,208
		4,868
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,219
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,634
PPL Energy Supply LLC 6.5% 5/1/18	6,485	6,953
		10,806
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,229
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	2,500	2,418
Dominion Resources, Inc.:
4.75% 12/15/10	3,894	4,012
6.3% 9/30/66 (h)	1,000	925
7.5% 6/30/66 (h)	1,000	990
DTE Energy Co. 7.05% 6/1/11	974	1,032
KeySpan Corp. 7.625% 11/15/10	490	513
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	$ 3,750	$ 3,988
5.875% 10/1/12	2,893	3,180
6.5% 9/15/37	7,605	8,190
National Grid PLC 6.3% 8/1/16	1,463	1,622
NiSource Finance Corp.:
5.25% 9/15/17	835	844
5.4% 7/15/14	1,334	1,420
5.45% 9/15/20	5,111	5,091
6.4% 3/15/18	1,532	1,645
7.875% 11/15/10	1,012	1,056
Sempra Energy:
6% 10/15/39	1,000	996
6.5% 6/1/16	3,000	3,359
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	6,114	5,640
WPS Resources Corp. 6.11% 12/1/66 (h)	874	760
		48,910
TOTAL UTILITIES		175,172
TOTAL NONCONVERTIBLE BONDS (Cost $1,794,726)		1,950,956
U.S. Government and Government Agency Obligations - 39.0%

Other Government Related - 1.6%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	30,000	30,456
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (e)	50,000	50,952
2.125% 7/12/12 (FDIC Guaranteed) (e)	52,060	53,097
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (e)	25,000	25,395
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,504	9,948
TOTAL OTHER GOVERNMENT RELATED		169,848
U.S. Government Agency Obligations - 7.5%
Fannie Mae:
1% 4/4/12	60,970	60,945
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.75% 2/22/13	$ 22,745	$ 22,874
2% 1/9/12	3,050	3,113
2.5% 5/15/14	44,844	45,469
2.75% 3/13/14	63,630	65,243
3.625% 2/12/13	55,295	58,644
5% 2/16/12	56,585	61,080
Federal Farm Credit Bank 3% 9/22/14	50,000	51,118
Federal Home Loan Bank:
1.625% 11/21/12	102,720	103,277
3.625% 5/29/13	20,575	21,812
Freddie Mac:
2.125% 3/23/12	152,256	155,906
3.75% 3/27/19	2,300	2,294
4.875% 6/13/18 (c)	98,230	106,521
6.75% 3/15/31	26,000	32,190
Tennessee Valley Authority:
5.25% 9/15/39	20,000	20,209
5.375% 4/1/56	5,395	5,454
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		816,149
U.S. Treasury Obligations - 29.9%
U.S. Treasury Bills, yield at date of purchase 0.2% 8/26/10	475,566	475,131
U.S. Treasury Bonds:
3.5% 2/15/39	19,000	15,779
4.25% 5/15/39	26,000	24,716
4.375% 2/15/38	11,000	10,732
4.375% 11/15/39	24,000	23,287
4.5% 2/15/36	18,000	18,023
4.5% 5/15/38	15,000	14,930
4.5% 8/15/39	39,000	38,653
4.75% 2/15/37	11,000	11,431
5% 5/15/37	11,000	11,875
5.375% 2/15/31	11,000	12,399
6.25% 5/15/30	107,000	133,299
8% 11/15/21	75,392	104,371
8.75% 5/15/17	8,000	10,940
8.875% 8/15/17	5,000	6,902
8.875% 2/15/19	7,000	9,914
9% 11/15/18	4,000	5,692
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
9.125% 5/15/18	$ 3,000	$ 4,265
U.S. Treasury Notes:
0.75% 11/30/11	34,000	34,043
0.875% 1/31/11	30,000	30,151
0.875% 2/28/11	30,000	30,155
0.875% 5/31/11	26,000	26,149
0.875% 1/31/12	29,040	29,093
1% 7/31/11	32,000	32,226
1% 8/31/11	32,000	32,214
1% 9/30/11	33,000	33,211
1% 10/31/11	35,000	35,212
1% 12/31/11	59,000	59,283
1.125% 6/30/11	31,000	31,277
1.375% 10/15/12	30,100	30,267
1.5% 12/31/13	22,300	22,077
1.75% 1/31/14	19,700	19,651
1.75% 3/31/14	50,700	50,395
1.875% 2/28/14	50,660	50,696
1.875% 4/30/14	23,821	23,763
2.25% 5/31/14	25,170	25,461
2.375% 9/30/14	137,410	138,945
2.5% 3/31/13	18,030	18,644
2.625% 6/30/14	122,801	125,929
2.625% 7/31/14	28,000	28,689
2.625% 12/31/14	204,900	208,614
2.625% 2/29/16	13,600	13,525
2.75% 2/28/13	8,270	8,614
2.75% 11/30/16	25,000	24,625
2.875% 6/30/10	29,652	29,920
3% 8/31/16	12,402	12,472
3% 9/30/16	22,000	22,076
3.125% 4/30/13	14,500	15,265
3.125% 10/31/16	23,900	24,126
3.125% 5/15/19	14,260	13,784
3.25% 5/31/16	14,200	14,555
3.25% 12/31/16	25,000	25,352
3.375% 6/30/13	359,820	381,718
3.375% 7/31/13	14,000	14,853
3.375% 11/15/19	84,740	83,098
3.5% 2/15/18	25,000	25,387
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 8/15/19	$ 48,000	$ 48,146
3.75% 11/15/18	40,000	40,866
3.875% 2/15/13	8,878	9,544
3.875% 5/15/18	20,000	20,750
4% 2/15/14	20,600	22,351
4% 2/15/15	9,600	10,390
4% 8/15/18	22,000	22,959
4.125% 5/15/15	19,300	20,984
4.25% 1/15/11	10,000	10,344
4.25% 8/15/13	22,600	24,660
4.25% 11/15/13	22,007	24,062
4.25% 11/15/14	6,580	7,205
4.25% 11/15/17	16,000	17,130
4.5% 2/28/11	12,000	12,495
4.5% 9/30/11	11,000	11,681
4.5% 4/30/12	10,300	11,098
4.5% 5/15/17	13,000	14,212
4.625% 8/31/11	12,000	12,735
4.625% 7/31/12	8,700	9,451
4.625% 11/15/16	15,000	16,567
4.625% 2/15/17	14,000	15,444
4.75% 8/15/17	14,000	15,514
4.875% 7/31/11	11,000	11,684
5% 2/15/11	17,000	17,760
5% 8/15/11	19,000	20,256
5.125% 6/30/11	12,000	12,745
5.125% 5/15/16	13,100	14,874
TOTAL U.S. TREASURY OBLIGATIONS		3,233,761
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,141,339)		4,219,758
U.S. Government Agency - Mortgage Securities - 36.2%

Fannie Mae - 28.4%
3.765% 2/1/40 (h)	10,433	10,791
4% 4/1/24 to 2/1/40	207,260	206,387
4% 3/1/25 (f)	45,000	45,920
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 5/1/18 to 3/1/40 (f)	$ 539,207	$ 549,485
4.5% 3/1/25 (f)	23,000	23,943
4.5% 3/1/25 (f)	43,000	44,764
4.55% 11/1/34 (h)	10,469	11,038
5% 12/1/17 to 1/1/40	468,130	489,659
5% 3/1/25 (f)	25,200	26,566
5% 3/1/40 (f)(g)	15,000	15,546
5% 3/1/40 (f)	1,200	1,244
5% 3/1/40 (f)	62,200	64,464
5.08% 11/1/34 (h)	48,872	51,529
5.5% 5/1/21 to 2/1/40	687,001	727,283
5.5% 3/1/25 (f)	3,000	3,198
5.5% 1/1/40 (f)(g)	3,000	3,199
5.5% 3/1/40 (f)(g)	49,400	52,013
5.5% 3/1/40 (f)(g)	4,000	4,212
5.5% 4/1/40 (f)	53,400	56,150
6% 8/1/22 to 9/1/39	455,174	488,872
6% 3/1/40 (f)	2,000	2,122
6.5% 5/1/31 to 9/1/38	177,711	191,516
6.5% 3/1/40 (f)	4,000	4,270
6.5% 3/1/40 (f)	1,000	1,067
11.5% 8/1/14	1	1
TOTAL FANNIE MAE		3,075,239
Freddie Mac - 2.5%
4.865% 3/1/35 (h)	23,404	24,677
5% 4/1/23 to 9/1/39	41,811	43,598
5% 3/1/40 (f)	89,500	92,953
5.055% 9/1/35 (h)	34,992	36,895
5.06% 12/1/35 (h)	16,979	17,600
5.444% 3/1/36 (h)	19,027	19,727
5.848% 9/1/37 (h)	12,776	13,448
6% 4/1/32	8,246	9,005
6% 3/1/40 (f)	1,000	1,070
6% 3/1/40 (f)	5,000	5,352
11.75% 9/1/13	6	7
TOTAL FREDDIE MAC		264,332
Government National Mortgage Association - 5.3%
4% 8/15/39	925	915
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4% 3/1/40 (f)	$ 1,000	$ 987
4% 3/1/40 (f)	12,000	11,843
4.5% 8/15/39 to 9/15/39	96,760	98,484
4.5% 3/1/40 (f)	28,000	28,437
4.5% 3/1/40 (f)	14,000	14,218
4.5% 3/1/40 (f)	3,000	3,047
5% 5/15/39 to 9/15/39	94,488	98,758
5% 2/1/40 (f)(g)	2,000	2,088
5% 3/1/40 (f)	53,000	55,202
5.5% 10/15/35 to 9/15/39	32,165	34,350
5.5% 3/1/40 (f)	51,000	53,945
5.5% 3/1/40 (f)	43,000	45,483
6% 11/15/34 to 11/15/39	18,899	20,336
6% 3/1/40 (f)	69,500	74,137
6.5% 3/20/38 to 1/15/39	31,986	34,443
6.5% 3/1/40 (f)	1,000	1,074
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		577,747
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,825,607)		3,917,318
Asset-Backed Securities - 0.5%

AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	120	121
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	750	729
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (h)	186	178
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	5,000	5,223
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,436
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,028
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	630
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	5,106
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,393
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	5,000	5,275
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2009-A3 Class A3, 2.7% 6/24/13	$ 1,000	$ 1,022
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,086
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,040
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (d)	545	556
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,988
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	982	1,003
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	186
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,617	1,213
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (h)	132	126
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (h)	196	186
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (h)	377	13
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (h)	227	220
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	570	594
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3288% 7/25/36 (h)	135	134
TOTAL ASSET-BACKED SECURITIES (Cost $46,463)		48,486
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (h)	1,268	1,325
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,416	283
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(h)	1,268	1,201
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	117	119
Class A3, 5.447% 6/12/47 (h)	2,405	2,422
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	571	576
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	$ 5,429	$ 5,585
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	165
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,316)		11,676
Commercial Mortgage Securities - 3.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (h)	1,480	1,549
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	296	301
Series 2006-5:
Class A1, 5.185% 9/10/47	697	707
Class A2, 5.317% 9/10/47	4,894	5,054
Class A3, 5.39% 9/10/47	1,768	1,810
Series 2006-6 Class A3, 5.369% 12/10/16	2,536	2,603
Series 2007-2 Class A1, 5.421% 4/10/49	222	229
Series 2007-4 Class A3, 5.8113% 2/10/51 (h)	1,265	1,295
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	105
Series 2007-3:
Class A3, 5.6579% 6/10/49 (h)	2,118	2,168
Class A4, 5.6579% 6/10/49 (h)	2,643	2,357
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	145	145
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,597
Series 2004-2:
Class A3, 4.05% 11/10/38	1,617	1,628
Class A4, 4.153% 11/10/38	1,608	1,578
Series 2004-4 Class A3, 4.128% 7/10/42	236	237
Series 2005-1 Class A3, 4.877% 11/10/42	2,710	2,709
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	715	724
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,928
Series 2001-3 Class H, 6.562% 4/11/37 (d)	709	709
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	317	291
Class K, 6.15% 5/11/35 (d)	590	506
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	3,939	4,010
Series 2005-6 Class A3, 5.1785% 9/10/47 (h)	2,282	2,335
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2007-1 Class B, 5.543% 1/15/49	$ 763	$ 212
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(h)	545	463
Class D, 0.5919% 3/15/22 (d)(h)	552	458
Class E, 0.6319% 3/15/22 (d)(h)	456	369
Series 2006-BIX1 Class F, 0.5419% 10/15/19 (d)(h)	939	639
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	3,430	110
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(i)	7,571	758
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(h)	97	49
Class E, 0.5319% 3/15/22 (d)(h)	507	238
Class F, 0.5819% 3/15/22 (d)(h)	311	134
Class G, 0.6319% 3/15/22 (d)(h)	80	32
Class H, 0.7819% 3/15/22 (d)(h)	97	35
Class J, 0.9319% 3/15/22 (d)(h)	97	27
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	618	632
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,383	1,421
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,638	1,645
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,003	1,028
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (h)	16,612	15,707
Series 2007-PW17 Class A1, 5.282% 6/11/50	389	397
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	393	402
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,683
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	167	169
Class A4, 5.4629% 4/12/38 (h)	159	168
Series 2007-PW15 Class A1, 5.016% 2/11/44	202	207
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(h)	203	82
Class C, 5.7189% 6/11/40 (d)(h)	169	65
Class D, 5.7189% 6/11/40 (d)(h)	169	48
Series 2007-T28 Class A1, 5.422% 9/11/42	208	217
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (d)	1,490	1,545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 508	$ 504
Class F, 7.734% 1/15/32	275	272
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	1,289	1,338
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5431% 8/16/21 (d)(h)	453	320
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,500
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,153	753
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	1,332	1,377
Class A4, 5.7001% 12/10/49 (h)	8,618	8,203
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (h)	529	540
Series 2007-CD4:
Class A1, 4.977% 12/11/49	287	292
Class A2A, 5.237% 12/11/49	6,129	6,393
Class A4, 5.322% 12/11/49	1,882	1,703
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,209
Class C, 5.476% 12/11/49	2,387	597
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	58	59
Series 2007-C3 Class A3, 5.8203% 5/15/46 (h)	1,268	1,280
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	951
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5019% 4/15/17 (d)(h)	1,020	734
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(h)	1,311	1,206
Class D, 0.5719% 11/15/17 (d)(h)	68	61
Class E, 0.6219% 11/15/17 (d)(h)	242	206
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	46	47
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,602
Series 2007-C9 Class A4, 5.816% 12/10/49 (h)	2,805	2,723
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	717
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	$ 81	$ 81
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,000	4,486
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,568	1,086
Series 2007-C2:
Class A1, 5.269% 1/15/49	82	83
Class A2, 5.448% 1/15/49 (h)	9,580	9,844
Class A3, 5.542% 1/15/49 (h)	2,536	2,116
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	96	98
Class A4, 5.7225% 6/15/39 (h)	10,213	8,598
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,391
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,148	962
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(h)	4,524	1,448
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	172	172
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,337
Series 2004-C1:
Class A3, 4.321% 1/15/37	379	384
Class A4, 4.75% 1/15/37	590	604
Series 1998-C1 Class D, 7.17% 5/17/40	246	249
Series 1999-C1 Class E, 7.8926% 9/15/41 (h)	588	588
Series 2006-C1 Class A3, 5.5483% 2/15/39 (h)	6,695	6,845
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(h)	480	288
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	110	112
Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	1,938	203
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	705	705
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	434
Class G, 6.936% 3/15/33 (d)	834	766
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	11,446
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	362	193
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(h)	$ 477	$ 258
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	810	818
Series 2007-GG11:
Class A1, 5.358% 12/10/49	766	795
Class A2, 5.597% 12/10/49	2,536	2,584
Series 2007-GG9:
Class A1, 5.233% 3/10/39	57	57
Class A4, 5.444% 3/10/39	3,687	3,503
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (h)	3,342	3,377
Class A4, 5.883% 7/10/38 (h)	10,980	10,885
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(h)	64	46
Class D, 0.5084% 6/6/20 (d)(h)	302	168
Class E, 0.5984% 6/6/20 (d)(h)	351	195
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	403
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,436	7,582
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,960
Series 2007-GG10:
Class A1, 5.69% 8/10/45	222	230
Class A2, 5.778% 8/10/45	604	628
Class A4, 5.8051% 8/10/45 (h)	933	831
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3619% 11/15/18 (d)(h)	5,000	3,800
Class B, 0.4019% 11/15/18 (d)(h)	1,058	655
Class C, 0.4419% 11/15/18 (d)(h)	752	428
Class D, 0.4619% 11/15/18 (d)(h)	44	23
Class E, 0.5119% 11/15/18 (d)(h)	65	33
Class F, 0.5619% 11/15/18 (d)(h)	98	45
Class G, 0.5919% 11/15/18 (d)(h)	85	38
Class H, 0.7319% 11/15/18 (d)(h)	65	26
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (h)	3,771	3,839
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	1,909	1,953
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,327	3,328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	$ 808	$ 803
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	602	614
Series 2007-CB19 Class A4, 5.746% 2/12/49 (h)	17,057	16,193
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (h)	3,560	3,706
Series 2007-LDP10 Class A1, 5.122% 1/15/49	106	108
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,490	3,185
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (h)	1,141	628
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(h)	642	185
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	380
Series 2007-CB19:
Class B, 5.746% 2/12/49 (h)	108	36
Class C, 5.746% 2/12/49 (h)	283	89
Class D, 5.746% 2/12/49 (h)	298	87
Series 2007-LDP10 Class ES, 5.5453% 1/15/49 (d)(h)	656	75
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	523	523
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	579	598
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	243	252
Series 2001-C3 Class A1, 6.058% 6/15/20	49	50
Series 2006-C1:
Class A2, 5.084% 2/15/31	608	617
Class A4, 5.156% 2/15/31	482	493
Series 2006-C3 Class A1, 5.478% 3/15/39	73	74
Series 2006-C6:
Class A1, 5.23% 9/15/39	168	171
Class A2, 5.262% 9/15/39 (h)	2,213	2,274
Series 2006-C7:
Class A1, 5.279% 11/15/38	1,101	1,127
Class A2, 5.3% 11/15/38	1,395	1,437
Class A3, 5.347% 11/15/38	945	943
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	95	97
Class A3, 5.398% 2/15/40	5,000	5,123
Class A4, 5.424% 2/15/40	1,163	1,076
Series 2007-C2:
Class A1, 5.226% 2/15/40	73	74
Class A3, 5.43% 2/15/40	611	569
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2000-C5 Class E, 7.29% 12/15/32	$ 89	$ 89
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,510
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,369
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	174	175
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	2,790	745
Class D, 5.563% 2/15/40 (h)	507	126
Class E, 5.582% 2/15/40 (h)	254	55
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,584	1,465
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	3,947
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	363	369
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(h)	406	291
Class E, 0.5219% 9/15/21 (d)(h)	1,465	1,014
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	250	254
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (h)	2,082	2,122
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(h)	1,103	338
Series 2006-C1 Class A2, 5.6114% 5/12/39 (h)	1,788	1,835
Series 2007-C1 Class A4, 5.8284% 6/12/50 (h)	4,800	4,433
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,487
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (h)	591	551
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,349	1,385
Series 2006-4:
Class A2, 5.112% 12/12/49 (h)	995	1,019
Class ASB, 5.133% 12/12/49 (h)	1,090	1,109
Series 2007-5:
Class A1, 4.275% 8/12/48	76	77
Class A3, 5.364% 8/12/48	495	484
Class A4, 5.378% 8/12/48	51	42
Class B, 5.479% 2/12/17	3,804	257
Series 2007-6:
Class A1, 5.175% 3/12/51	91	93
Class A4, 5.485% 3/12/51 (h)	2,000	1,694
Series 2007-7 Class A4, 5.747% 6/12/50 (h)	4,438	3,905
Series 2007-8 Class A1, 4.622% 8/12/49	186	190
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-2 Class A4, 5.9102% 6/12/46 (h)	$ 770	$ 795
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,268	335
Series 2007-7 Class B, 5.75% 6/12/50	110	17
Series 2007-8 Class A3, 5.9573% 8/12/49 (h)	1,094	1,019
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(h)	26	22
Series 2006-XLF:
Class F, 0.549% 7/15/19 (d)(h)	1,221	879
Class G, 0.589% 7/15/19 (d)(h)	694	396
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(h)	728	255
Class MHRO, 0.9219% 10/15/20 (d)(h)	174	22
Class MJPM, 1.2319% 10/15/20 (d)(h)	51	5
Class MSTR, 0.9319% 10/15/20 (d)(h)	95	15
Class NHRO, 1.119% 10/15/20 (d)(h)	267	31
Class NSTR, 1.079% 10/15/20 (d)(h)	87	12
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	343	345
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,879
Series 2006-HQ10 Class A1, 5.131% 11/12/41	336	343
Series 2006-T23 Class A1, 5.682% 8/12/41	938	966
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	164	168
Class A31, 5.439% 2/12/44 (h)	642	642
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	176	181
Class A4, 5.364% 3/15/44	5,000	4,582
Series 2007-IQ14 Class A1, 5.38% 4/15/49	407	419
Series 2007-T25 Class A2, 5.507% 11/12/49	2,691	2,802
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (h)	1,967	2,025
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	1,882	762
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (h)	2,104	2,204
Class A4, 5.7711% 10/15/42 (h)	380	395
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	491
Series 2006-T23 Class A3, 5.8074% 8/12/41 (h)	647	675
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	2,299	816
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	284	296
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (h)	1,902	1,680
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	$ 22	$ 22
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,878	1,901
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	168	176
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,078	1,113
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5131% 9/15/21 (d)(h)	252	119
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(h)	17	7
Class AP2, 1.0319% 6/15/20 (d)(h)	30	9
Class F, 0.7119% 6/15/20 (d)(h)	583	105
Class LXR1, 0.9319% 6/15/20 (d)(h)	156	62
Class LXR2, 1.0319% 6/15/20 (d)(h)	398	119
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	386	390
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,167	2,191
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,572
Series 2006-C24 Class A2, 5.506% 3/15/45	897	911
Series 2006-C27 Class A2, 5.624% 7/15/45	1,133	1,170
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,432
Series 2007-C30:
Class A1, 5.031% 12/15/43	149	151
Class A3, 5.246% 12/15/43	1,089	1,075
Class A4, 5.305% 12/15/43	373	351
Class A5, 5.342% 12/15/43	1,357	1,128
Series 2007-C31:
Class A1, 5.14% 4/15/47	84	85
Class A4, 5.509% 4/15/47	7,866	6,701
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (h)	9,622	9,954
Class A3, 5.7403% 6/15/49 (h)	7,152	6,374
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(h)	602	445
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	975	829
Class 180B, 5.5782% 10/15/41 (d)(h)	444	355
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	744
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3602% 12/15/44 (h)	$ 2,812	$ 1,324
Class F, 5.3602% 12/15/44 (d)(h)	2,115	479
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	7,395	7,329
Series 2006-C25 Class AM, 5.7401% 5/15/43 (h)	664	573
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,268	269
Series 2007-C30 Class C, 5.483% 12/15/43 (h)	3,804	834
Series 2007-C31 Class C, 5.6929% 4/15/47 (h)	348	66
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (h)	839	702
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $326,004)		383,667
Municipal Securities - 0.2%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,150
7.55% 4/1/39	5,000	4,885
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	7,460	7,615
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	976
TOTAL MUNICIPAL SECURITIES (Cost $18,552)		18,626
Foreign Government and Government Agency Obligations - 0.7%

Brazilian Federative Republic 5.625% 1/7/41	13,000	12,123
Canadian Government 2.375% 9/10/14	3,000	3,019
Chilean Republic 7.125% 1/11/12	3,016	3,306
Italian Republic:
2.125% 10/5/12	2,000	2,009
3.125% 1/26/15	16,000	16,039
Ontario Province:
1.875% 11/19/12	2,000	2,011
4% 10/7/19	15,000	14,733
4.1% 6/16/14	15,000	15,930
United Mexican States 5.125% 1/15/20	9,000	9,063
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,676)		78,233
Supranational Obligations - 1.2%
	Principal Amount (000s)	Value (000s)
African Development Bank:
1.75% 10/1/12	$ 1,000	$ 1,008
euro 3% 5/27/14	5,000	5,114
Asian Development Bank 2.75% 5/21/14	30,000	30,529
Corporacion Andina de Fomento:
5.2% 5/21/13	240	255
6.875% 3/15/12	390	426
8.125% 6/4/19	2,000	2,357
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,512
European Investment Bank:
1.75% 9/14/12	4,000	4,033
2.875% 1/15/15	5,000	5,069
3.125% 6/4/14	72,000	74,206
Inter-American Development Bank:
3.875% 9/17/19	5,000	4,995
euro 1.75% 10/22/12	5,000	5,038
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $130,679)		134,542
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)	1,042	826
MUFG Capital Finance 1 Ltd. 6.346% (h)	1,861	1,829
		2,655
TOTAL PREFERRED SECURITIES (Cost $1,619)		2,655
Cash Equivalents - 7.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/01/10:
(Collateralized by U.S. Government Obligations) #	$ 733,868	$ 733,860
(Collateralized by U.S. Government Obligations) # (a)	108,903	108,903
TOTAL CASH EQUIVALENTS (Cost $842,763)		842,763
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $11,214,744)		11,608,680
NET OTHER ASSETS - (7.2)%		(783,058)
NET ASSETS - 100%		$ 10,825,622
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,199,000 or 0.6% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $169,848,000 or 1.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$733,861,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 491,143
HSBC Securities (USA), Inc.	70,695
ING Financial Markets LLC	7,069
J.P. Morgan Securities, Inc.	47,130
Mizuho Securities USA, Inc.	106,042
RBC Capital Markets Corp.	11,781
$ 733,860
$108,903,000 due 3/01/10 at 0.12%
J.P. Morgan Securities, Inc.	$ 108,903
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,950,956	$ -	$ 1,950,956	$ -
U.S. Government and Government Agency Obligations	4,219,758	-	4,219,758	-
U.S. Government Agency - Mortgage Securities	3,917,318	-	3,917,318	-
Asset-Backed Securities	48,486	-	48,473	13
Collateralized Mortgage Obligations	11,676	-	11,676	-
Commercial Mortgage Securities	383,667	-	375,026	8,641
Municipal Securities	18,626	-	18,626	-
Foreign Government and Government Agency Obligations	78,233	-	78,233	-
Supranational Obligations	134,542	-	134,542	-
Preferred Securities	2,655	-	2,655	-
Cash Equivalents	842,763	-	842,763	-
Total Investments in Securities	$ 11,608,680	$ -	$ 11,600,026	$ 8,654
Other Financial Instruments:
Forward Commitments	$ 66	$ -	$ 66	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 9,597
Total Realized Gain (Loss)	666
Total Unrealized Gain (Loss)	3,349
Cost of Purchases	-
Proceeds of Sales	(1,646)
Amortization/Accretion	268
Transfers in/out of Level 3	(3,580)
Ending Balance	$ 8,654
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 1,049

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $57,500,000 of which $2,553,000, $39,864,000, $1,806,000 and $13,277,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $106,767 and repurchase agreements of $842,763) - See accompanying schedule: Unaffiliated issuers (cost $11,214,744)		$ 11,608,680
Commitment to sell securities on a delayed delivery basis	$ (94,210)
Receivable for securities sold on a delayed delivery basis	94,276	66
Receivable for investments sold, regular delivery		75,084
Cash		829
Receivable for fund shares sold		22,160
Interest receivable		73,022
Receivable from investment adviser for expense reductions		532
Other receivables		28
Total assets		11,780,401

Liabilities
Payable for investments purchased Regular delivery	$ 94,874
Delayed delivery	739,994
Payable for fund shares redeemed	7,168
Distributions payable	656
Accrued management fee	1,962
Other affiliated payables	1,189
Other payables and accrued expenses	33
Collateral on securities loaned, at value	108,903
Total liabilities		954,779

Net Assets		$ 10,825,622
Net Assets consist of:
Paid in capital		$ 10,596,807
Undistributed net investment income		4,295
Accumulated undistributed net realized gain (loss) on investments		(169,482)
Net unrealized appreciation (depreciation) on investments		394,002
Net Assets		$ 10,825,622
U.S. Bond Index: Net Asset Value, offering price and redemption price per share ($10,784,769 ÷ 963,651 shares)		$ 11.19

Class F: Net Asset Value, offering price and redemption price per share ($40,853 ÷ 3,651 shares)		$ 11.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 89
Interest		198,538
Total income		198,627

Expenses
Management fee	$ 11,562
Transfer agent fees	7,190
Independent trustees' compensation	18
Miscellaneous	20
Total expenses before reductions	18,790
Expense reductions	(2,078)	16,712
Net investment income		181,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		43,887
Change in net unrealized appreciation (depreciation) on: Investment securities	86,071
Delayed delivery commitments	1,065
Total change in net unrealized appreciation (depreciation)		87,136
Net gain (loss)		131,023
Net increase (decrease) in net assets resulting from operations		$ 312,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 181,915	$ 387,142
Net realized gain (loss)	43,887	(180,518)
Change in net unrealized appreciation (depreciation)	87,136	462,972
Net increase (decrease) in net assets resulting from operations	312,938	669,596
Distributions to shareholders from net investment income	(183,721)	(389,496)
Share transactions - net increase (decrease)	415,354	1,046,924
Total increase (decrease) in net assets	544,571	1,327,024

Net Assets
Beginning of period	10,281,051	8,954,027
End of period (including undistributed net investment income of $4,295 and undistributed net investment income of $6,101, respectively)	$ 10,825,622	$ 10,281,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - U.S. Bond Index

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007J	2006H	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08
Income from Investment Operations
Net investment incomeD	.193	.445	.503	.537	.266	.473
Net realized and unrealized gain (loss)	.142	.325	(.012)	(.078)	(.067)	(.183)
Total from investment operations	.335	.770	.491	.459	.199	.290
Distributions from net investment income	(.195)	(.450)	(.521)	(.519)	(.249)	(.460)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.195)	(.450)	(.521)	(.519)	(.249)	(.500)
Net asset value, end of period	$ 11.19	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87
Total ReturnB,C	3.04%	7.39%	4.61%	4.31%	1.89%	2.67%
Ratios to Average Net AssetsE,G
Expenses before reductions	.36%A	.45%	.48%	.49%	.50%A	.51%
Expenses net of fee waivers, if any	.32%A	.32%	.32%	.32%	.32%A	.32%
Expenses net of all reductions	.32%A	.32%	.32%	.31%	.31%A	.31%
Net investment income	3.49%A	4.16%	4.64%	4.96%	4.94%A	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 10,785	$ 10,281	$ 8,954	$ 7,687	$ 6,129	$ 5,784
Portfolio turnover rateF	180%A	231%I	151%	174%I	82%A	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended February 28.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended February 28, 2010E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12
Income from Investment Operations
Net investment incomeD	.166
Net realized and unrealized gain (loss)	.078
Total from investment operations	.244
Distributions from net investment income	(.174)
Net asset value, end of period	$ 11.19
Total ReturnB,C	3.08%
Ratios to Average Net AssetsF
Expenses before reductions	.22%A
Expenses net of fee waivers, if any	.22%A
Expenses net of all reductions	.22%A
Net investment income	3.58%A
Supplemental Data
Net assets, end of period (in millions)	$ 41
Portfolio turnover rate	180%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

In May 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated U.S. Bond Index on September 24, 2009. The Fund offers U.S. Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments,as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, redemption in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 300,890
Gross unrealized depreciation	(16,387)
Net unrealized appreciation (depreciation)	$ 284,503

Tax cost	$ 11,324,177

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $321,801 and $265,420, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .22% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
U.S. Bond Index	$ 7,190.14

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net Income from lending portfolio securities during the period, amounted to $128.

8. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .32% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the Fund's Board of Trustees. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $2,078.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $-.*

* Represents amount less than $500.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010 A	Year ended August 31, 2009
From net investment income
U.S. Bond Index	$ 183,506	$ 389,496
Class F	215	-
Total	$ 183,721	$ 389,496

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010 A	Year ended August 31, 2009	Six months ended February 28, 2010 A	Year ended August 31, 2009
U.S. Bond Index
Shares sold	194,234	426,403	$ 2,165,039	$ 4,571,198
Reinvestment of distributions	16,058	35,527	179,325	380,390
Shares redeemed	(176,760)	(366,037)	(1,969,494)	(3,904,664)
Net increase (decrease)	33,532	95,893	$ 374,870	$ 1,046,924
Class F
Shares sold	3,877	-	$ 43,007	$ -
Reinvestment of distributions	19	-	215	-
Shares redeemed	(245)	-	(2,738)	-
Net increase (decrease)	3,651	-	$ 40,484	$ -

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity U.S. Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that, for the 2006 through 2008 management fee comparisons shown in the chart below, FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 67% means that 33% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity U.S. Bond Index Fund

Semiannual Report

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2008.

Furthermore, the Board considered that, on May 21, 2009, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2009) to the fund's management fee contract that reduced the fund's management fee rate from 32 basis points to 22 basis points.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008.

The Board considered that FMR contractually caps total expenses for the fund at 32 basis points. The fees and expenses payable under this contractual arrangement may not be increased without the approval of the Board.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UBI-F-SANN-0410
1.899041.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2010